UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, Suite 1600

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

101 California Street, Suite 1600

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following are copies of the reports transmitted to shareholders of the Forward Banking and Finance Fund, Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Equity Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Equity Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Allocation Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

1

Semi-Annual Report June 30, 2011

Forward Banking and Finance Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Focus Fund

Forward Growth Fund

Forward International Dividend Fund

Forward International Small Companies Fund

Forward Large Cap Equity Fund

Forward Select EM Dividend Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Commodity Long/Short Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc. P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2011

1

Shareholder Update	June 30, 2011

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

For several years now, Forward has been making the case that alternative strategies—investments beyond traditional stocks and bonds—are an essential portfolio component for every investor. That idea is now taking hold, as investors look for better ways to cope with a climate of higher volatility and lowered return expectations. More and more, alternative strategies truly are becoming mainstream.

As a specialist in alternative strategies mutual funds, Forward’s mission is to provide investors access to the types of unique wealth-building strategies that until recently were typically only available to institutional and ultra-high-net-worth investors. We are delivering on that goal by offering a growing range of portfolio building blocks. In the first half of 2011 alone, Forward:

•

Introduced the Forward Commodity Long/Short Strategy Fund, which uses a systematic, index-based approach to target positive returns in both up and down commodity markets. While many investors try to profit from spikes in gold, oil, and other commodities, we believe jumping in and out of these volatile markets is too risky; you can get the market’s direction right and still lose money to sudden drawdowns. We developed a solution that helps investors benefit from the secular rise in commodity prices and the asset class’s low correlations. It also happens to be one of only three pure long/short commodities funds available.

•

Relaunched our international fixed-income fund as the Forward EM Corporate Debt Fund—the first of its kind. We believe strongly that to meet return objectives, investors will need increased participation in the growth of developing nations. As an asset class, emerging market debt has attractive features that translate into the potential for higher returns per unit of risk. The asset class has also been outperforming EM equities with lower volatility for nearly the past decade.[1]

•

Launched the Forward Tactical Enhanced Fund, a new long/short equity fund designed to help investors side-step market downturns, while participating in its growth via the continuous and active management of portfolio market exposure.

•

Introduced the Forward Select EM Dividend Fund, which focuses on emerging markets equities and employs a “dividend signal” approach, or a process of using dividends as a filter to help identify stocks with higher-than-average growth potential.

With these new solutions, Forward now offers 33 mutual funds across the asset spectrum—nine of them employing alternative strategies—plus a variety of separate account strategies. These wide-ranging solutions have one thing in common: they are explicitly designed around the varying outcomes that investors are seeking:

Managing volatility. Our fund family has grown to include five long/short funds spanning the areas of commodities, corporate and muni bonds, real estate, and tactical asset allocation.

Income solutions that extend beyond traditional bond markets. As assets have flooded into bonds in search of a safe haven, many investors have expressed concerns that traditional bond strategies may offer limited upside in the current environment. Our solution set includes a number of vehicles that target 6%-plus income streams not tied to the bond markets. There is no guarantee that these funds will produce the stated yield.

Exposure to global opportunities with an accent on those in fast-growing developing nations. Our range of solutions includes funds that focus on frontier markets, emerging market (EM) debt, and EM equity, as well as international real estate and global infrastructure.

June 30, 2011	2

Inflation-hedging. In the category of “real assets” that may provide a measure of protection against inflation, Forward offers funds that invest in U.S. Real Estate Investment Trusts (REITs), REIT preferreds, international real estate and global infrastructure.

Dynamic allocation solutions. The old “set it and forget it” approach to asset allocation is ill-suited to today’s uncertain markets. Our solution is a family of six asset allocation funds that not only draw on a wide range of traditional and alternative fund components, but also incorporate tactical management of market exposure as conditions change.

One more way we are responding to investor needs is by reducing or capping expenses across multiple funds, thereby potentially improving total return by as much as 20 basis points. This fall we will also become one of the first asset managers to offer online tax-lot accounting and monitoring.

These are challenging times for investors and advisors. Yet it’s also clear that with a thoughtful, problem-solving approach, upheaval and change may lead to exciting new areas of opportunity. Thank you for your continued confidence in Forward’s way of thinking, our investment talent and our ability to execute on our ideas. We promise that we will continue to focus on innovative ways to solve real-world investment needs.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

1 Source: Morningstar as of 3/31/11

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Each Allocation Fund is a fund of funds, which is a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit.

Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance.

A fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

3	June 30, 2011

By investing in a subsidiary organized under the laws of the Cayman Islands, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The subsidiary is not registered under the Investment Company Act of 1940.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Higher portfolio turnover rates will involve greater transaction costs and may increase the potential for taxable distributions being paid to shareholders.

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate.

Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Drawdown is the gradual decline in the price of a security or other investment between its high and low over a given period.

BPS (basis point) is a unit that is equal to 1/100th of 1%, used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

The Forward Commodity Long/Short Strategy Fund and the Forward Tactical Enhanced Fund were both launched on December 31, 2010, and both have a limited operating history. Forward Select EM Dividend Fund was launched on May 1, 2011, and has a limited operating history.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., is not affiliated with Forward Management, LLC. Separately Managed Accounts and related investment advisory services are provided by Forward Management, a federally regulated Investment Advisor.

©2011 Forward Management, LLC. All rights reserved.

Not FDIC Insured | No Bank Guarantee | May Lose Value

June 30, 2011	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Forward Banking and Finance Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	9.00%	N/A	N/A	1.51%	03/16/10

Class A (load adjusted)(a)	7.74%	-8.53%	3.21%	5.84%	02/18/97

Class A (without load)(b)	14.34%	-7.45%	3.82%	6.28%	02/18/97

Class C (with CDSC)(c)	12.71%	-8.02%	3.17%	6.07%	07/01/00

Class C (without CDSC)(d)	13.71%	-8.02%	3.17%	6.07%	07/01/00

Forward Credit Analysis Long/Short Fund(g)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	4.19%	9.48%	05/01/08

Institutional Class	4.58%	9.89%	05/01/08

Class A (load adjusted)(a)(e)	N/A	-6.98%	09/01/10

Class A (without load)(b)(e)	N/A	-1.31%	09/01/10

Class C (with CDSC)(c)	2.60%	11.62%	06/03/09

Class C (without CDSC)(d)	3.59%	11.62%	06/03/09

Class M	4.58%	5.38%	02/01/10

Forward EM Corporate Debt Fund(h)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	22.43%	8.29%	10/05/07

Institutional Class	22.97%	8.65%	10/05/07

Class C (with CDSC)(c)	20.80%	7.88%	10/05/07

Class C (without CDSC)(d)	21.80%	7.88%	10/05/07

5	June 30, 2011

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward Emerging Markets Fund(i )

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	28.25%	9.86%	N/A	20.52%	04/09/03

Institutional Class	28.82%	10.33%	17.14%	8.26%	10/04/95

Class M	28.80%	N/A	N/A	16.94%	02/01/10

Forward Focus Fund(j)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	35.29%	N/A	17.45%	10/21/08

Institutional Class	35.76%	N/A	6.89%	05/01/08

Class A (load adjusted)(a)	27.17%	4.52%	6.20%	04/01/05

Class A (without load)(b)	34.96%	5.77%	7.21%	04/01/05

Forward Growth Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	N/A	N/A	N/A	-3.24%	05/02/11

Institutional Class	48.27%	N/A	N/A	22.13%	10/21/08

Class A (load adjusted)(a)	39.18%	3.19%	4.36%	10.46%	10/01/92

Class A (without load)(b)	47.67%	4.42%	4.97%	10.82%	10/01/92

Class C (with CDSC)(c)	45.92%	3.86%	4.35%	2.94%	07/01/00

Class C (without CDSC)(d)	46.92%	3.86%	4.35%	2.94%	07/01/00

Forward International Dividend Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	32.90%	0.87%	5.17%	4.64%	10/01/98

Institutional Class	33.44%	N/A	N/A	-5.26%	05/01/07

Class M(e)	N/A	N/A	N/A	-3.21%	05/02/11

Forward International Small Companies Fund(m)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	35.76%	0.84%	N/A	10.98%	03/05/02

Institutional Class	36.23%	1.18%	9.06%	9.15%	02/07/96

Class A (load adjusted)(a)	27.73%	-0.40%	N/A	4.95%	05/02/05

Class A (without load)(b)	35.50%	0.79%	N/A	5.96%	05/02/05

Class M	36.24%	N/A	N/A	18.39%	02/01/10

June 30, 2011	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward Large Cap Equity Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	N/A	-2.47%	05/02/11

Institutional Class	30.47%	2.07%	01/31/07

Class A (load adjusted)(a)	22.41%	1.42%	10/31/06

Class A (without load)(b)	29.84%	2.72%	10/31/06

Forward Select EM Dividend Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	-4.83%	05/02/11

Institutional Class(e)	-2.32%	05/03/11

Class C (with CDSC)(c)(e)	-5.86%	05/02/11

Class C (without CDSC)(d)(e)	-4.91%	05/02/11

Class M(e)	-4.77%	05/02/11

Forward Tactical Enhanced Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	0.80%	12/31/10

Institutional Class(e)	0.96%	12/31/10

Class A (load adjusted)(a)(e)	-5.16%	12/31/10

Class A (without load)(b)(e)	0.64%	12/31/10

Class C (with CDSC)(c)(e)	-0.56%	12/31/10

Class C (without CDSC)(d)(e)	0.44%	12/31/10

Class M(e)	-1.25%	04/15/11

Forward Tactical Growth Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	4.35%	3.09%	09/14/09

Institutional Class	4.69%	3.41%	09/14/09

Class A (load adjusted)(a)	-1.79%	-4.12%	03/12/10

Class A (without load)(b)	4.20%	0.35%	03/12/10

Class C (with CDSC)(c)	2.73%	2.48%	09/14/09

Class C (without CDSC)(d)	3.73%	2.48%	09/14/09

Class M	4.73%	2.71%	02/01/10

7	June 30, 2011

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward Commodity Long/Short Strategy Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(e)	9.61%	12/31/10

Institutional Class(e)	9.85%	12/31/10

Class C (with CDSC)(c)(e)	-4.96%	05/04/11

Class C (without CDSC)(d)(e)	-4.00%	05/04/11

Class Z(e)	9.80%	12/31/10

(a) Includes the effect of the maximum 5.75% sales charge.

(b) Excludes sales charge.

(c) Includes the 1.00% contingent deferred sales charge.

(d) Excludes the 1.00% contingent deferred sales charge.

(e) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(f) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(g) Prior to May 1, 2011 the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(h) As of February 14, 2011, SW Asset Management, LLC replaced Pictet Asset Management SA as sub-advisor to the Forward EM Corporate Debt Fund. Prior to February 14, 2011 the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(i) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(j) As of October 20, 2010, Forward Management LLC directly manages the Fund, replacing sub-advisors Netols Asset Management Inc., Riverbridge Partners, LLC and Conestoga Capital Investment Advisors, LLC. Prior to October 20, 2010 the Forward Focus Fund was known as the Forward Legato Fund.

(k) As of May 1, 2005, Forward Management became the Investment Advisor and Emerald Mutual Fund Advisers Trust became the Sub-Advisor to the Fund. Prior to May 1, 2005, Emerald Advisors, Inc. was the investment advisor. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(l) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Forward Management, LLC., the Advisor to the Forward Funds. Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited had been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor. Prior to March 6, 2000, the Fund was managed by a different sub-advisor.

(m) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

June 30, 2011	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

For the Forward Banking and Finance Fund and the Forward Growth Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity. Funds that concentrate in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

For the Forward Credit Analysis Long/Short Fund borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. Investing in lower-rated (“high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. A “nondiversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund. A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

For the Forward EM Corporate Debt Fund investing in foreign securities, especially emerging markets, will involve certain additional risks, including exchange rate fluctuations, social and political instability, liquidity, greater volatility and less regulation. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other high quality bonds. High-yield/high-risk bonds can experience sudden and sharp price swings which will affect net asset value.

For the Forward Emerging Markets Fund, the Forward International Dividend Fund and the Forward International Small Companies Fund, investing in foreign securities, especially emerging markets, will involve certain additional risks, including exchange rate fluctuation, political and social instability, less liquidity, greater volatility and less regulation. For Forward International Small Companies Fund investing in small company stocks is generally riskier than large company stocks due to greater volatility and less liquidity.

For the Forward Focus Fund investing in foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctutations, social and political instability, less liquidity, greater volaltility, and less regulation. investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of alrger, more mature companies. riskier than large company stocks due to greater volatility and less liquidity.

For the Forward Select EM Dividend Fund borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

For the Forward Tactical Enhanced Fund and the Forward Tactical Growth Fund borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. A fund that invests in Exchange Traded Funds (ETFs) will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

For the Forward Commodity Long/Short Strategy Fund exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. A fund that invests in Exchange Traded Funds (ETFs) will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. Investing in Government-Sponsored Enterprises carry a greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government. A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. A fund that invests in a Subsidiary will be indirectly exposed to the risks associated with the Subsidiary’s investments which are generally similar to those that are permitted to be held by the Fund.

9	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD BANKING AND FINANCE FUND
Investor Class
Actual	$1,000.00	$1,000.00	1.52%	$7.54

Hypothetical	$1,000.00	$1,017.26	1.52%	$7.60
Class A
Actual	$1,000.00	$998.70	1.88%	$9.32

Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class C
Actual	$1,000.00	$995.90	2.43%	$12.03

Hypothetical	$1,000.00	$1,012.74	2.43%	$12.13

June 30, 2011	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD CREDIT ANALYSIS LONG/SHORT FUND
Investor Class
Actual	$1,000.00	$1,045.80	1.99%	$10.09

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Institutional Class
Actual	$1,000.00	$1,047.90	1.64%	$8.33

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class A
Actual	$1,000.00	$1,046.40	2.14%	$10.86

Hypothetical	$1,000.00	$1,014.18	2.14%	$10.69
Class C
Actual	$1,000.00	$1,042.90	2.59%	$13.12

Hypothetical	$1,000.00	$1,011.95	2.59%	$12.92
Class M
Actual	$1,000.00	$1,047.90	1.64%	$8.33

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20

FORWARD EM CORPORATE DEBT FUND
Investor Class
Actual	$1,000.00	$1,092.50	1.39%	$7.21

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Institutional Class
Actual	$1,000.00	$1,094.70	0.99%	$5.14

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class C
Actual	$1,000.00	$1,089.40	1.94%	$10.05

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

FORWARD EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,000.50	1.79%	$8.88

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Class
Actual	$1,000.00	$1,002.80	1.39%	$6.90

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class M
Actual	$1,000.00	$1,002.80	1.39%	$6.90

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

11	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD FOCUS FUND
Investor Class
Actual	$1,000.00	$1,081.10	1.34%	$6.91

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,083.00	0.99%	$5.11

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,079.50	1.49%	$7.68

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

FORWARD GROWTH FUND
Investor Class(c)
Actual	$1,000.00	$967.60	1.34%	$2.09

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,125.80	0.99%	$5.22

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,123.10	1.29%	$6.79

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46
Class C
Actual	$1,000.00	$1,120.00	1.94%	$10.20

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

FORWARD INTERNATIONAL DIVIDEND FUND
Investor Class
Actual	$1,000.00	$1,021.60	1.49%	$7.47

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Class
Actual	$1,000.00	$1,023.50	1.14%	$5.72

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Class M(d)
Actual	$1,000.00	$967.90	1.14%	$1.78

Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

June 30, 2011	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$1,035.10	1.61%	$8.12

Hypothetical	$1,000.00	$1,016.81	1.61%	$8.05
Institutional Class
Actual	$1,000.00	$1,037.10	1.27%	$6.41

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class A
Actual	$1,000.00	$1,034.40	1.77%	$8.93

Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85
Class M
Actual	$1,000.00	$1,037.10	1.26%	$6.36

Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31

FORWARD LARGE CAP EQUITY FUND
Investor Class(e)
Actual	$1,000.00	$975.30	1.34%	$2.10

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,072.50	0.99%	$5.09

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,069.60	1.49%	$7.65

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

FORWARD SELECT EM DIVIDEND FUND
Investor Class(f)
Actual	$1,000.00	$951.70	1.79%	$2.82

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Class(f)
Actual	$1,000.00	$976.80	1.39%	$2.15

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class C(f)
Actual	$1,000.00	$950.90	2.39%	$3.77

Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93
Class M(f)
Actual	$1,000.00	$952.30	1.39%	$2.19

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

13	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD TACTICAL ENHANCED FUND
Investor Class(g)
Actual	$1,000.00	$1,008.00	2.84%	$13.91

Hypothetical	$1,000.00	$1,010.71	2.84%	$14.16

Institutional Class(g)
Actual	$1,000.00	$1,009.60	2.49%	$12.20

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42
Class A(g)
Actual	$1,000.00	$1,006.40	2.99%	$14.63

Hypothetical	$1,000.00	$1,009.97	2.99%	$14.90
Class C(g)
Actual	$1,000.00	$1,004.40	3.44%	$16.81

Hypothetical	$1,000.00	$1,007.74	3.44%	$17.12
Class M(h)
Actual	$1,000.00	$987.50	2.49%	$4.95

Hypothetical	$1,000.00	$1,012.45	2.49%	$12.42

FORWARD TACTICAL GROWTH FUND
Investor Class
Actual	$1,000.00	$1,005.30	1.83%	$9.10

Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15
Institutional Class
Actual	$1,000.00	$1,006.80	1.48%	$7.36

Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40
Class A
Actual	$1,000.00	$1,004.60	1.98%	$9.84

Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89
Class C
Actual	$1,000.00	$1,002.30	2.43%	$12.06

Hypothetical	$1,000.00	$1,012.74	2.43%	$12.13
Class M
Actual	$1,000.00	$1,007.20	1.48%	$7.37

Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

June 30, 2011	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD COMMODITY LONG/SHORT STRATEGY FUND
Investor Class(i)
Actual	$1,000.00	$1,096.10	2.01%	$10.27

Hypothetical	$1,000.00	$1,014.83	2.01%	$10.04
Institutional Class(i)
Actual	$1,000.00	$1,098.50	1.66%	$8.49

Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30
Class C(i)
Actual	$1,000.00	$960.00	2.61%	$3.92

Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02
Class Z(i)
Actual	$1,000.00	$1,098.00	1.60%	$8.09

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Growth Fund began offering Investor Class shares on May 2, 2011.

(d) The Forward International Dividend Fund began offering Class M shares on May 2, 2011.

(e) The Forward Large Cap Equity Fund began offering Investor Class shares on May 2, 2011.

(f) The Forward Select EM Dividend Fund commenced operations on May 2, 2011.

(g) The Forward Tactical Enhanced Fund commenced operations on January 3, 2011.

(h) The Forward Tactical Enhanced Fund began offering Class M shares on April 15, 2011.

(i) The Forward Commodity Long/Short Strategy Fund commenced operations on January 3, 2011.

15	June 30, 2011

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD BANKING AND FINANCE FUND
Banks: Diversified	67.23%

Real Estate Investment Trusts	12.30%

Banks: Savings, Thrift & Mortgage	5.95%

Diversified Financial Services	3.66%

Insurance: Property-Casualty	3.52%

Asset Management & Custodian	3.05%

Financial Data & Systems	2.47%

Commercial Finance & Mortgage	1.39%

Short-Term Bank Debt Instruments & Net Cash	0.43%
	100.00%

FORWARD CREDIT ANALYSIS LONG/SHORT FUND
Municipal Bonds	122.11%

Corporate Bonds	9.80%

Preferred Stocks	1.64%

Short-Term Bank Debt Instruments & Net Cash	-33.55%
	100.00%

FORWARD EM CORPORATE DEBT FUND
South America	26.78%

Eastern Europe	21.61%

Asia	14.94%

Latin America	11.37%

North America	7.26%

Middle East	6.43%

Africa	6.30%

Europe	1.94%

Short-Term Bank Debt Instruments & Net Cash	3.37%
	100.00%

FORWARD EMERGING MARKETS FUND
Financials	26.09%	(a)

Energy	15.68%

Materials	13.62%

Information Technology	11.46%

Consumer Discretionary	7.91%

Telecommunication Services	6.77%

Industrials	6.07%

Consumer Staples	4.01%

Utilities	2.48%

Investment Holdings Companies	0.04%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	5.87%
	100.00%

FORWARD FOCUS FUND
Industrials	25.01%	(a)

Consumer Discretionary	18.45%

Materials	14.65%

Health Care	13.46%

Information Technology	10.35%

Financials	9.26%

Consumer Staples	4.34%

Energy	3.82%

Short-Term Bank Debt Instruments & Net Cash	0.66%
	100.00%

FORWARD GROWTH FUND
Technology	28.98%	(a)

Consumer Discretionary	18.35%

Health Care	17.92%

Producer Durables	15.42%

Energy	6.30%

Financial Services	5.60%

Materials & Processing	4.38%

Consumer Staples	2.35%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	0.70%
	100.00%

FORWARD INTERNATIONAL DIVIDEND FUND

Financials	21.48%

Industrials	17.76%

Consumer Discretionary	9.30%

Information Technology	6.93%

June 30, 2011	16

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD INTERNATIONAL DIVIDEND FUND (continued)

Energy	6.47%

Health Care	4.97%

Consumer Staples	4.86%

Utilities	4.07%

Materials	4.07%

Technology	3.34%

Basic Materials	3.10%

Telecommunication Services	3.07%

Consumer, Non-cyclical	0.84%

Diversified	0.82%

Communications	0.80%

Short-Term Bank Debt Instruments & Net Cash	8.12%
	100.00%
FORWARD INTERNATIONAL SMALL COMPANIES FUND

Industrials	25.89%	(a)

Consumer Discretionary	17.00%

Information Technology	12.72%

Materials	10.48%

Consumer Staples	9.06%

Financials	8.44%

Energy	7.04%

Health Care	6.24%

Utilities	1.37%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	1.76%
	100.00%
FORWARD LARGE CAP EQUITY FUND

Information Technology	17.73%

Financials	14.65%

Industrials	12.77%

Health Care	12.40%

Consumer Discretionary	11.11%

Energy	11.06%

Consumer Staples	9.65%

Materials	3.88%

Telecommunication Services	2.58%

Short-Term Bank Debt Instruments & Net Cash	4.17%
	100.00%

FORWARD SELECT EM DIVIDEND FUND

Financials	18.83%

Industrials	12.65%

Energy	11.66%

Information Technology	9.77%

Consumer Staples	7.65%

Materials	6.59%

Consumer Discretionary	5.74%

Utilities	5.53%

Telecommunication Services	3.11%

Health Care	1.57%

Short-Term Bank Debt Instruments & Net Cash	16.90%
100.00%
FORWARD TACTICAL ENHANCED FUND

Purchased Options	0.27%

Short-Term Bank Debt Instruments & Net Cash	99.73%
100.00%
FORWARD TACTICAL GROWTH FUND

Exchange-Traded Funds	24.23%

Short-Term Bank Debt Instruments & Net Cash	75.77%
100.00%
FORWARD COMMODITY LONG/SHORT STRATEGY FUND

Corporate Bonds	30.22%

Agency Pass-Through Securities	23.72%

Asset-Backed Securities	5.36%

Collateralized Mortgage Obligations	8.33%

Municipal Bonds	3.56%

Short-Term Bank Debt Instruments & Net Cash	28.81%
100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

17	June 30, 2011

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2011. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2011	18

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares		Value (Note 2)

COMMON STOCKS: 99.57%

Financial Services: 99.57%
Asset Management & Custodian: 3.05%

4,580	Affiliated Managers Group, Inc.(a)	$464,641

51,880	Envestnet, Inc.(a)	770,418

		1,235,059

Banks: Diversified: 67.23%

10,550	1st United Bancorp, Inc.(a)	65,621

13,077	American Business Bank(a)	307,956

85,140	Bancorp, Inc.(a)	889,713

21,866	Bank of Marin Bancorp	773,400

36,174	Bank of The Ozarks, Inc.	1,883,217

11,661	BankUnited, Inc.	309,483

12,180	Bryn Mawr Bank Corp.	246,645

57,300	California United Bank(a)	701,925

5,516	Camden National Corp.	180,980

60,020	Cardinal Financial Corp.	657,219

28,050	Carolina Trust Bank(a)	82,748

15,350	Central Valley Community Bancorp(a)	100,850

7,070	Citizens Financial Services, Inc.	266,893

5,827	Columbia Banking System, Inc.	100,341

9,490	Community Bank System, Inc.	235,257

39,542	Eagle Bancorp, Inc.(a)	525,909

43,200	East West Bancorp, Inc.	873,072

11,356	Enterprise Financial Services Corp.	153,647

14,050	Evans Bancorp, Inc.	192,485

18,400	Financial Institutions, Inc.	302,128

91,000	First California Financial Group, Inc.(a)	323,505

3,371	First Citizens BancShares, Inc., Class A	631,119

28,866	First Financial Bancorp	481,774

21,150	First Financial Bankshares, Inc.	728,618

30,190	First of Long Island Corp.	841,999

32,084	FirstMerit Corp.	529,707

9,580	F.N.B. Corp.	99,153

102,490	Guaranty Bancorp(a)	137,337

Shares		Value (Note 2)

19,206	Hancock Holding Co.	$595,002

6,100	Home BancShares, Inc.	144,204

18,533	HopFed Bancorp, Inc.	146,596

21,632	Horizon Bancorp	581,901

3,797	Hudson Valley Holding Corp.	73,320

18,194	IBERIABANK Corp.	1,048,701

16,750	Independent Bank Corp.	439,688

29,063	Lakeland Financial Corp.	646,942

14,566	MidSouth Bancorp, Inc.	198,535

6,320	NBT Bancorp, Inc.	139,862

19,950	Old National Bancorp	215,460

14,500	Oriental Financial Group, Inc.	186,905

29,767	Orrstown Financial Services, Inc.	783,170

27,490	Pacific Premier Bancorp, Inc.(a)	175,936

16,460	Pinnacle Financial Partners, Inc.(a)	256,118

16,870	Prosperity Bancshares, Inc.	739,243

16,983	Sandy Spring Bancorp, Inc.	305,524

12,740	SCBT Financial Corp.	365,383

31,709	Signature Bank(a)	1,813,754

13,866	Southern National Bancorp of Virginia, Inc.(a)	94,150

21,150	Southwest Bancorp, Inc.(a)	207,059

8,750	State Bank Financial Corp.(a)	143,238

8,933	Sterling Bancorp	84,774

38,076	Susquehanna Bancshares, Inc.	304,608

11,858	SVB Financial Group(a)	708,041

40,023	Texas Capital Bancshares, Inc.(a)	1,033,793

8,520	Tompkins Financial Corp.	334,325

9,976	Tower Bancorp, Inc.	273,342

36,593	ViewPoint Financial Group	504,983

42,479	VIST Financial Corp.	297,778

28,463	Washington Banking Co.	376,281

58,387	Western Alliance Bancorp(a)	414,548

28,950	Wintrust Financial Corp.	931,610

		27,187,475

See Notes to Financial Statements	19	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Banking and Finance Fund

Shares		Value (Note 2)
Banks: Savings, Thrift & Mortgage: 5.95%

10,630	Berkshire Hills Bancorp, Inc.	$238,006

22,635	Capitol Federal Financial, Inc.	266,188

22,900	Dime Community Bancshares, Inc.	332,966

12,500	Flushing Financial Corp.	162,500

25,950	Heritage Financial Corp.	335,533

5,780	Home Bancorp, Inc.(a)	85,486

5,030	OceanFirst Financial Corp.	65,139

20,800	Teche Holding Co.	724,255

9,530	Territorial Bancorp, Inc.	197,462

		2,407,535

Commercial Finance & Mortgage: 1.39%

42,210	Walker & Dunlop, Inc.(a)	561,393

Diversified Financial Services: 3.66%

17,050	Bankrate, Inc.(a)	282,689

4,659	LPL Investment Holdings, Inc.(a)	159,384

11,960	Raymond James Financial, Inc.	384,514

18,261	Stifel Financial Corp.(a)	654,840

		1,481,427

Financial Data & Systems: 2.47%

26,483	Cass Information Systems, Inc.	999,998

Insurance: Property-Casualty: 3.52%

2,960	Aspen Insurance Holdings, Ltd.	76,161

2,460	Axis Capital Holdings, Ltd.	76,162

80,032	Meadowbrook Insurance Group, Inc.	793,117

20,110	Tower Group, Inc.	479,020

		1,424,460

Real Estate Investment Trusts: 12.30%

4,540	American Assets Trust, Inc.	101,923

13,790	American Campus Communities, Inc.	489,821

37,390	DiamondRock Hospitality Co.	401,195

22,833	DuPont Fabros Technology, Inc.	575,392

28,255	Hersha Hospitality Trust	157,380

5,970	Mid-America Apartment Communities, Inc.	402,796

8,700	National Retail Properties, Inc.	213,237

Shares		Value (Note 2)

74,356	Preferred Aptartment Communities Inc., Class A	$675,896

60,650	Summit Hotel Properties, Inc.	688,377

27,780	Urstadt Biddle Properties, Inc., Class A	503,096

9,620	U-Store-It Trust	101,202

52,300	Whitestone REIT, Class B	665,256

		4,975,571

	Total Common Stocks (Cost $31,439,409)	40,272,918

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.66%
$267,914	Wells Fargo Bank & Co. — San Francisco 0.030%, due 7/01/11	267,914

	Total Short-Term Bank Debt Instruments (Cost $267,914)	267,914

	Total Investments: 100.23% (Cost $31,707,323)	40,540,832

	Net Other Assets and Liabilities: (0.23)%	(92,324)

	Net Assets: 100.00%	$40,448,508

(a) Non-income producing security.

Percentages are stated as a percentage of net assets.

Investment Abbreviations:

REIT—Real Estate Investment Trust

June 30, 2011	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Shares		Value (Note 2)

PREFERRED STOCKS: 1.64%
Financials: 0.90%

	Citigroup Capital XII(a)

50,000	8.500%	$1,291,000

	JPMorgan Chase Capital XXVIII(a)

21,250	7.200%	549,525

		1,840,525

Utilities: 0.74%

	Southern California Edison Co.(a)

15,000	5.349%	1,515,000

	Total Preferred Stocks (Cost $3,280,063)	3,355,525

Principal Amount

CORPORATE BONDS: 9.80%
Communications: 0.77%

	XM Satellite Radio, Inc., Sr. Unsec. Notes

$1,500,000	7.625%, 11/01/18(a)(b)	1,575,000

Consumer Cyclical: 0.47%

	General Motors Corp., Sr. Unsec. Notes

250,000	7.200%, 01/15/12(c)(d)	7,500

	United Air Lines, Inc., Sr. Sec. Notes

907,000	9.875%, 08/01/13(a)(b)	956,885

		964,385

Financials: 1.45%

	Nationwide Mutual Insurance Co., Sub. Notes

3,000,000	5.810%, 12/15/24(b)(e)	2,939,091

Industrials: 4.03%

	Energy XXI Gulf Coast, Inc., Gtd. Notes

3,120,000	9.250%, 12/15/17(b)	3,330,600

	Enterprise Products Operating Llc, Gtd. Notes, Series B

2,500,000	7.034%, 01/15/68(a)(e)	2,631,557

	Southern Union Co., Jr. Sub. Notes

2,425,000	7.200%, 11/01/66(a)(e)	2,267,375

		8,229,532

Principal Amount		Value (Note 2)

Utilities: 3.08%

	PPL Capital Funding, Inc., Bonds

$3,275,000	6.700%, 03/30/67(a)(e)	$3,254,253

	Wisconsin Energy Corp., Jr. Sub. Notes

3,000,000	6.250%, 05/15/67(a)(e)	3,022,413

		6,276,666

	Total Corporate Bonds (Cost $18,591,605)	19,984,674

MUNICIPAL BONDS: 122.11%
Arizona: 3.23%

	Pima County Arizona Industrial Development Authority, Revenue Bonds (Industrial Development Tucson Electric Power Co.)

500,000	5.750%, 09/01/29(a)	503,785

	Salt Verde, Arizona Financial Corp., Gas Revenue Bonds

5,200,000	5.000%, 12/01/37(a)	4,655,091

	University Medical Center Corp., General Obligation, Arizona Hospital Revenue Bonds

1,705,000	5.000%, 07/01/35(a)	1,430,785

		6,589,661

California: 23.69%

	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series A

1,300,000	5.000%, 12/01/32(a)	1,207,947

	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)

500,000	5.000%, 10/01/21	531,685

	California Health Facilities Financing Authority, Revenue Bonds (Cedars - Sinai Medical Center)

1,925,000	5.000%, 08/15/39(a)	1,808,903

	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series E

1,600,000	4.750%, 02/01/30(a)	1,332,720

	California State Public Works Board, Lease Revenue Bonds (Department General Services - Buildings 8 & 9), Series A

975,000	6.250%, 04/01/34	1,014,244

See Notes to Financial Statements	21	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
California (continued) : 23.69%

	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2

$1,400,000	8.361%, 10/01/34(a)	$1,527,722

	California State Public Works Board, Revenue Bonds, Series A-1

2,000,000	5.750%, 03/01/30(a)	2,035,279

	California Statewide Communities Development Authority, Revenue Bonds (Cottage Health Obligated Group)

1,000,000	5.250%, 11/01/30(a)	996,320

	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1

6,865,000	4.500%, 06/01/27(a)	5,713,466

7,000,000	5.000%, 06/01/33	5,161,309

	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN

3,000,000	0.000%, 06/01/37(e)	1,933,050

	Inland Empire Tobacco Securitization Authority, Revenue Bonds (California Tobacco Settlement), Series A

1,835,000	5.000%, 06/01/21(a)	1,493,708

	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN

4,550,000	1.659%, 11/15/27(a)(e)	3,378,556

	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A

1,000,000	5.000%, 11/15/15(a)	1,064,680

	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A

2,725,000	5.125%, 08/15/22(a)	2,767,837

	M-S-R Energy Authority, Revenue Bonds, Series B

2,850,000	6.500%, 11/01/39(a)	3,125,538

	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN

4,550,000	0.923%, 07/01/27(a)(e)	3,205,930

	Palomar Pomerado Health Care, Certificate Participation (California Hospital District)

1,600,000	6.750%, 11/01/39(a)	1,597,792

Principal Amount		Value (Note 2)

	Port of Oakland, California Un-Refunded Revenue Bonds, Series M

$1,335,000	5.375%, 11/01/27(a)	$1,308,620

	San Diego, California Regional Building Authority Lease, Revenue Bonds (County Operations Center & Annex), Series A

450,000	5.375%, 02/01/36(a)	457,389

	State of California Municipal Bonds

1,925,000	5.250%, 04/01/14(a)	2,074,688

	State of California Municipal Bonds, VRDN

1,250,000	5.650%, 04/01/39(a)(e)	1,331,638

	State of California, General Obligation Unlimited Bonds

1,770,000	5.750%, 04/01/31(a)	1,865,757

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR

2,000,000	5.000%, 06/01/37	1,392,560

		48,327,338

Colorado: 3.68%

	Denver City & County Special Facilities Airport Revenue Bonds (United Airlines Project A)

1,500,000	5.750%, 10/01/32	1,358,460

	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN

1,455,000	1.308%, 12/01/33(a)(e)	943,553

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds

700,000	5.750%, 11/15/18	741,216

2,265,000	6.500%, 11/15/38(a)	2,448,193

	Regional Transportation District, Revenue Bonds (Denver Transit Partners)

2,000,000	6.000%, 01/15/41	2,005,480

		7,496,902

Connecticut: 4.71%

	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series A

815,000	5.850%, 09/01/28(a)	823,948

June 30, 2011	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Connecticut (continued) : 4.71%

	Connecticut State Development Authority, Pollution Control Revenue Bonds (Connecticut Light & Power), Series B

$1,325,000	5.950%, 09/01/28	$1,331,744

	Connecticut State Development Authority, Water Facility Revenue Bonds (Aquarion Water Co. of Connecticut)

500,000	5.500%, 04/01/21	511,305

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I

1,500,000	5.000%, 07/01/30(a)	1,509,705

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Wesleyan University)

400,000	5.000%, 07/01/39(a)	407,828

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1

950,000	5.000%, 07/01/26(a)	969,722

	Connecticut State Housing Finance Authority, Revenue Bonds, Series A-3

1,825,000	4.500%, 11/15/28(a)	1,763,205

	Connecticut State Special Tax Obligation, Revenue Bonds (Transportation Infrastructure), Series 1

270,000	5.000%, 02/01/17(a)	313,724

	State of Connecticut, Special Tax Obligation Revenue Bonds (Build America Bonds-Transportation Infrastructure)

2,000,000	5.459%, 11/01/30(a)	1,982,540

		9,613,721

Florida: 3.33%

	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1

2,245,000	5.250%, 06/01/17(a)	2,415,598

950,000	6.000%, 06/01/16(a)	1,059,735

	JEA, Florida Electric Systems, Revenue Bonds, Series 3A

450,000	3.500%, 10/01/18(a)	457,277

Principal Amount		Value (Note 2)

	Sarasota County, Florida Public Hospital District, Hospital Revenue Bonds (Sarasota Memorial Hospital Project), Series A

$1,075,000	5.625%, 07/01/39(a)	$1,075,333

	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project)

1,790,000	6.375%, 12/01/30(a)	1,790,036

		6,797,979

Georgia: 2.85%

	Clayton County, Georgia Development Authority Special Facilities Revenue Bonds (Delta Airlines), Series B

600,000	9.000%, 06/01/35	645,366

	DeKalb County Hospital Authority, Revenue Anticipation Certificates, Revenue Bonds (DeKalb Medical Center, Inc. Project)

1,750,000	6.125%, 09/01/40(a)	1,702,365

	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)

1,600,000	6.655%, 04/01/57(a)	1,510,016

	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P

2,100,000	7.055%, 04/01/57(a)	1,964,508

		5,822,255

Guam: 2.04%

	Guam Government Municipal Bonds, Series A

1,100,000	6.000%, 11/15/19(a)	1,178,980

2,900,000	6.750%, 11/15/29(a)	2,981,606

		4,160,586

Illinois: 6.73%

	Chicago, Illinois Board of Education, Revenue Bonds (Build America Bonds), Series E

500,000	6.138%, 12/01/39(a)	496,080

	Chicago, O’Hare International Airport, Special Facilities Revenue Bonds (American Airlines, Inc. Project)

4,550,000	5.500%, 12/01/30(a)	3,471,059

See Notes to Financial Statements	23	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Illinois (continued): 6.73%

	County of Cook, Illinois Recovery Zone Facility Revenue Bonds (Navistar International Corp.)

$1,000,000	6.500%, 10/15/40(a)	$1,030,750

	Illinois Finance Authority, Revenue Bonds (Provena Health System), Series A

1,925,000	6.000%, 05/01/28(a)	1,924,808

	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A

1,000,000	7.000%, 08/15/44(a)	1,027,230

	Illinois Finance Authority, Revenue Bonds (Swedish Covenant Hospital), Series A

1,875,000	6.000%, 08/15/38(a)	1,833,150

	Railsplitter Tobacco Settlement Authority, Revenue Bonds

3,865,000	5.500%, 06/01/23(a)	3,944,658

		13,727,735

Iowa: 2.34%

	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C

3,185,000	5.500%, 06/01/42	2,380,533

3,250,000	5.625%, 06/01/46	2,385,305

		4,765,838

Kentucky: 4.25%

	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A

2,675,000	5.375%, 08/15/24(a)	2,841,760

	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A

750,000	6.375%, 06/01/40(a)	745,530

	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare)

2,700,000	6.125%, 02/01/37(a)	2,694,654

	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)

2,600,000	5.250%, 10/01/36(a)	2,390,960

		8,672,904

Principal Amount		Value (Note 2)
Louisiana: 7.65%

	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)

$2,450,000	6.750%, 11/01/32(a)	$2,550,401

	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A

2,100,000	6.000%, 07/01/29(a)	2,225,517

	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)

1,500,000	6.250%, 05/15/31	1,551,150

	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A

4,555,000	5.250%, 05/15/38(a)	4,073,810

	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A

920,000	5.125%, 06/01/37(a)	881,176

	Tobacco Settlement Financing Corp., Asset Backed, Series 2001B

4,475,000	5.875%, 05/15/39	4,323,074

		15,605,128

Maryland: 0.06%

	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B

125,000	5.350%, 07/01/34(a)	127,471

Massachusetts: 1.53%

	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I

3,030,000	6.250%, 01/01/27	3,123,930

Michigan: 2.74%

	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A

1,225,000	5.250%, 11/15/32(a)	1,161,655

	Michigan Strategic Fund Ltd., Revenue Bonds (Detroit Edison Co., Project), Series A

2,000,000	5.500%, 06/01/30(a)	1,929,300

June 30, 2011	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Michigan (continued): 2.74%

	Wayne County Michigan, General Obligation Limited Tax Notes, Series B-3, VRDN

$2,500,000	4.197%, 09/15/12(a)(e)	$2,500,350

		5,591,305

Mississippi: 0.98%

	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A

1,990,000	6.500%, 10/01/31	2,000,069

Missouri: 0.44%

	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1

850,000	6.625%, 07/01/34(a)	892,645

New Hampshire: 1.26%

	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN

2,450,000	4.500%, 07/01/27(a)(e)	2,580,487

New Jersey: 4.08%

	New Jersey Economic Development Authority, Revenue Bonds

800,000	5.375%, 06/15/14	840,192

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project)

4,125,000	6.250%, 09/15/29	3,922,668

	Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A

4,000,000	4.500%, 06/01/23(a)	3,557,200

		8,320,060

New York: 8.33%

	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)

1,000,000	6.000%, 07/15/30(a)	1,020,690

	Nassau County, New York Tobacco Settlement Corp., Asset-Backed Sr. Convertible Revenue Bonds, Series A-2

750,000	5.250%, 06/01/26	667,890

Principal Amount		Value (Note 2)

	New York City Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN

$3,000,000	8.000%, 08/01/28(a)(e)	$3,123,720

	New York City, New York Health & Hospital Corp., Revenue Bonds (Health System), Series A

2,000,000	5.000%, 02/15/30(a)	2,016,600

	New York City, New York Housing Development Corp., Multifamily Housing Revenue Bonds, Series K

900,000	4.950%, 11/01/39	883,791

	New York City, New York Housing Development Corp., Multifamily Rental Housing Revenue Bonds (Progress of Peoples Development), Insured GNMA/FNMA, Series B

1,700,000	4.950%, 05/15/36(a)	1,691,704

	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)

2,295,000	5.000%, 01/01/18(a)	2,360,339

	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE

750,000	6.011%, 06/15/42(a)	822,855

	New York City, New York Transitional Finance Authority, Building Aid Revenue Bonds (Fiscal 2009), Series S-3

675,000	5.250%, 01/15/39(a)	690,134

	Port Authority of New York & New Jersey, Special Obligations Revenue Bonds (JFK International Airport Terminal Llc)

2,500,000	6.000%, 12/01/42(a)	2,553,850

	TSASC, Inc., Revenue Bonds, Series 1

1,700,000	5.125%, 06/01/42	1,160,063

		16,991,636

North Carolina: 0.41%

	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A

825,000	5.000%, 01/01/30	845,691

See Notes to Financial Statements	25	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Ohio: 5.61%

	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)

$765,000	6.053%, 02/15/43(a)	$746,609

	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2

4,035,000	5.125%, 06/01/24(a)	3,312,089

3,600,000	5.875%, 06/01/30(a)	2,857,572

	Lorain County Ohio Port Authority, Recovery Zone Economic Development, Revenue Bonds

1,500,000	6.750%, 12/01/40(a)	1,546,155

	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B

500,000	5.800%, 12/01/38(a)	514,700

	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), VRDN

1,150,000	5.100%, 11/01/42(a)(e)	1,204,706

	Ohio State Higher Educational Facility Commission, Revenue Bonds (Summa Health Systems Project)

500,000	5.750%, 11/15/40	483,465

	Ohio State Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage Backed Securities Program), Insured GNMA/FNMA, Series F

765,000	5.250%, 09/01/28(a)	775,404

		11,440,700

Oklahoma: 1.27%

	Tulsa, Oklahoma Municipal Airport Trust Revenue Bonds, Series A, VRDN

2,500,000	7.750%, 06/01/35(e)	2,586,875

Pennsylvania: 1.68%

	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)

1,500,000	6.750%, 11/01/24(a)	1,602,015

Principal Amount		Value (Note 2)

	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.)

$835,000	7.000%, 07/15/39(a)	$902,443

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 110B

960,000	4.750%, 10/01/39(a)	922,426

		3,426,884

Puerto Rico: 10.29%

	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A

26,000,000	0.000%, 05/15/50	915,460

	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A

2,000,000	5.500%, 07/01/32(a)	1,930,040

	Puerto Rico Commonwealth Highway & Transportation Authority, Highway, Insured MBIA, Inc., Revenue Bonds, Series Z

400,000	6.250%, 07/01/15(a)	440,904

	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L

1,850,000	5.250%, 07/01/38(a)	1,681,669

	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N

1,855,000	5.250%, 07/01/39(a)	1,681,372

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C

1,800,000	5.500%, 07/01/24(a)	1,857,383

475,000	5.500%, 07/01/25(a)	485,711

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C

1,300,000	5.500%, 07/01/16(a)	1,407,497

June 30, 2011	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Puerto Rico (continued) : 10.29%

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC

$2,000,000	5.250%, 07/01/27(a)	$1,993,560

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN

2,700,000	0.903%, 07/01/31(a)(e)	1,803,330

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW

1,250,000	5.250%, 07/01/25(a)	1,261,625

	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series AA

1,210,000	5.500%, 07/01/16	1,318,101

	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, Special Facilities Revenue Bonds (American Airlines), Series A

1,600,000	6.450%, 12/01/25	1,411,136

	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H

900,000	5.250%, 07/01/13(a)	951,075

	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series A, VRDN

1,000,000	5.250%, 08/01/29(a)(e)	1,014,180

	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A

800,000	5.500%, 08/01/28(a)	830,568

		20,983,611

Rhode Island: 0.44%

	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series A-1

1,000,000	5.000%, 10/01/48(a)	904,280

Tennessee: 3.24%

	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A

415,000	5.500%, 07/01/31	389,648

Principal Amount		Value (Note 2)

	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C

$1,005,000	5.250%, 09/01/36	$896,952

	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series C

2,585,000	5.000%, 02/01/19(a)	2,615,762

2,700,000	5.000%, 02/01/20(a)	2,709,234

		6,611,596

Texas: 11.63%

	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series 1999C

1,000,000	7.700%, 03/01/32	409,780

	Brazos River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project), Series C, VRDN

650,000	5.750%, 05/01/36(a)(e)	638,606

	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds

1,000,000	5.750%, 01/01/31	995,350

2,000,000	6.000%, 01/01/41	1,972,760

	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)

1,300,000	6.000%, 11/01/14	1,246,765

	Houston Texas Airport, Special Facilities Revenue Bonds (Continental Airlines, Inc. Project), Series E

2,325,000	6.750%, 07/01/29(a)	2,310,632

	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2

2,950,000	8.910%, 02/01/30	3,180,248

	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A

1,500,000	5.000%, 12/15/16	1,557,060

See Notes to Financial Statements	27	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Texas (continued): 11.63%

	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN

$5,000,000	0.864%, 12/15/26(e)	$3,521,749

	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series A

2,000,000	5.250%, 12/15/19(a)	2,082,940

	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D

3,000,000	5.625%, 12/15/17	3,233,730

	Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (LBJ Infrastructure Group), Sr. Lien

2,250,000	7.000%, 06/30/40	2,388,443

	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)

525,000	6.250%, 05/01/28(a)	188,890

		23,726,953

Virgin Islands: 1.86%

	Virgin Islands Public Finance Authority, Revenue Bonds (Gross receipts taxes loan notes)

500,000	5.000%, 10/01/24	503,165

	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1

500,000	5.000%, 10/01/39	436,600

	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A

2,600,000	5.000%, 10/01/29(a)	2,445,586

	Virgin Islands Public Finance Authority, Revenue Refunding Bonds (Matching Fund Loan Notes), Series A

400,000	6.000%, 10/01/39	401,760

		3,787,111

Principal Amount		Value (Note 2)
West Virginia: 0.35%

	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F

$750,000	5.250%, 10/15/37	$717,015

Wisconsin: 1.41%

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A

2,455,000	5.625%, 04/15/39(a)	2,389,206

	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Wheaton Franciscan Healthcare)

555,000	5.250%, 08/15/34(a)	493,778

		2,882,984

	Total Municipal Bonds (Cost $245,768,672)	249,121,350

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 11.95%
24,378,011	JPMorgan Chase-New York 0.030%, due 07/01/11	24,378,011

	Total Short-Term Bank Debt Instruments (Cost $24,378,011)	24,378,011

	Total Investments: 145.50% (Cost $292,018,351)	296,839,560

	Net Other Assets and Liabilities: (45.50)%	(92,820,828)

	Net Assets: 100.00%	$204,018,732

Principal Amount

SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds

	Allstate Corp., Sr. Unsec. Notes

$(3,000,000)	5.550%, 05/09/35	$(2,913,318)

	Ally Financial, Inc., Gtd. Notes

(3,000,000)	6.250%, 12/01/17	(2,989,539)

	Altria Group, Inc., Gtd. Notes

(3,500,000)	4.125%, 09/11/15	(3,708,950)

June 30, 2011	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Corporate Bonds (continued)

	American Airlines, Inc., Sr. Sec. Notes

$(2,000,000)	7.500%, 03/15/16	$(1,970,000)

	Cemex SAB de CV, Sr. Sec. Notes

(2,500,000)	9.000%, 01/11/18	(2,556,250)

	Citigroup, Inc., Sr. Unsec. Notes

(3,000,000)	5.375%, 08/09/20	(3,134,289)

(1,500,000)	8.125%, 07/15/39	(1,882,968)

	Continental Airlines, Inc., Sr. Sec. Notes

(2,000,000)	6.750%, 09/15/15	(2,020,000)

	Dow Chemical Co., Sr. Unsec. Notes

(2,250,000)	4.250%, 11/15/20	(2,202,772)

	Duke Energy Carolinas Llc, Unsub. Sr. Notes

(500,000)	6.100%, 06/01/37	(545,230)

	Ford Motor Credit Co. Llc., Sr. Unsec. Notes

(3,250,000)	5.750%, 02/01/21	(3,251,999)

	Goldman Sachs Group, Inc., Sr. Notes

(1,600,000)	6.000%, 06/15/20	(1,723,498)

	International Paper Co., Unsec. Sr. Notes

(250,000)	5.300%, 04/01/15	(273,536)

	Morgan Stanley, Sr. Unsec. Notes

(3,000,000)	5.750%, 01/25/21	(3,039,033)

	Praxair, Inc., Sr. Unsec. Notes

(1,000,000)	3.250%, 09/15/15	(1,054,995)

	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Note

(3,000,000)	4.500%, 11/15/20	(2,983,548)

	Safeway, Inc., Sr. Unsec. Notes

(3,000,000)	7.250%, 02/01/31	(3,453,270)

Principal Amount		Value (Note 2)

	Sprint Nextel Corp., Sr. Unsec. Notes

$(2,000,000)	6.000%, 12/01/16	$(2,007,500)

	Texas Competitive Electric Holdings Co. Llc., Gtd. Multi-Step Coupon Bonds, Series B

(1,500,000)	10.250%, 11/01/15(f)	(907,500)

	Time Warner Cable, Inc., Gtd. Notes

(3,000,000)	6.750%, 06/15/39	(3,292,542)

Government Bonds

(8,875,000)	United States Treasury Bonds 4.250%, 11/15/40	(8,676,697)

	United States Treasury Notes

(9,000,000)	1.500%, 12/31/13	(9,191,250)

(22,500,000)	2.000%, 01/31/16	(22,928,918)

(17,250,000)	2.250%, 11/30/17	(17,189,366)

(14,000,000)	3.125%, 05/15/21	(13,951,924)

	Total Securities Sold Short (Proceeds $116,017,811)	$(117,848,892)

(a) Security, or portion of security, is being held as collateral for short sales.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,801,576, representing 4.31% of net assets.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Security in default on interest payments.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(f) Represents a step bond. Rate disclosed is as of June 30, 2011.

(g) Less than 0.005%

Percentages are stated as a percent of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid security is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/12(d)	$0	$7,500	0.00%(g)

See Notes to Financial Statements	29	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Investment Abbreviations:

GNMA/FNMA —Government National Mortgage Association/Federal National Mortgage Association

Gtd. —Guaranteed

Jr. —Junior

Sec. —Secured

Sr. —Senior

Sub. —Subordinated

Unsec. —Unsecured

Unsub. —Unsubordinated

VRDN —Variable Rate Demand Notes

June 30, 2011	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Shares		Currency	Value (Note 2)

EXCHANGE-TRADED FUNDS: 0.45%
Peru: 0.45%

3,500	iShares MSCI All Peru Capped Index Fund	USD	$131,670

	Total Exchange-Traded Fund (Cost $133,459)		131,670

Principal Amount

FOREIGN GOVERNMENT OBLIGATIONS: 3.22%
Argentina: 3.22%

	Argentine Republic Government, Sr. Unsec. Bonds

320,549	7.820%, 12/31/33	EUR	340,500

	Provincia de Buenos Aire, Sr. Unsec. Notes

300,000	10.875%, 01/26/21(a)	USD	284,400

	Republic of Argentina, Sr. Unsec. Notes

8,000,000	0.000%, 12/15/35(b)(c)	ARS	326,543

			951,443

	Total Foreign Government Obligations (Cost $941,138)		951,443

CONVERTIBLE CORPORATE BONDS: 3.21%
Indonesia: 2.10%

	Enercoal Resources Pte, Ltd.

500,000	9.250%, 08/05/14	USD	620,000

Russia: 1.11%

	TMK Bonds SA

300,000	5.250%, 02/11/15	USD	327,420

	Total Convertible Corporate Bonds (Cost $988,378)		947,420

CORPORATE BONDS: 83.00%
Argentina: 3.08%

	Banco de Galicia y Buenos Aires, Sr. Unsec. Notes

350,000	8.750%, 05/04/18(a)	USD	353,500

	Empresa Distribuidora Y Comercializadora Norte, Sr. Notes

550,000	9.750%, 10/25/22(d)	USD	556,875

			910,375

Principal Amount		Currency	Value (Note 2)

Brazil: 7.22%

	Braskem Finance Ltd., Gtd. Notes

500,000	5.750%, 04/15/21(a)	USD	$505,650

	Cimento Tupi SA, Sr. Unsec. Notes

500,000	9.750%, 05/11/18(a)	USD	509,750

	Hypermarcas SA, Sr. Sec. Notes

500,000	6.500%, 04/20/21(a)	USD	501,875

	Marfrig Holding Europe BV, Gtd. Notes

300,000	8.375%, 05/09/18(a)	USD	288,150

	Vale Overseas, Ltd., Gtd. Notes

300,000	6.875%, 11/10/39	USD	327,534

			2,132,959

Chile: 1.75%

	Automotores Gildemeister SA, Sr. Unsec. Notes

500,000	8.250%, 05/24/21(a)	USD	517,500

China: 1.01%

	MIE Holdings Corp., Sr. Notes

300,000	9.750%, 05/12/16(a)	USD	297,000

Colombia: 1.02%

	Gruposura Finance, Gtd. Notes

300,000	5.700%, 05/18/21(a)	USD	300,750

Germany: 0.98%

	Siemens Financieringsmaatschappij NV, Gtd. Notes

250,000	5.750%, 10/17/16(a)	USD	288,898

Hong Kong: 2.11%

	Hutchison Whampoa International, Ltd. Gtd. Notes

500,000	7.450%, 11/24/33(a)	USD	621,948

India: 1.45%

	ICICI Bank, Ltd., Sr. Unsec. Notes

200,000	5.750%, 11/16/20(d)	USD	196,161

	Reliance Holdings USA, Inc., Gtd. Notes

250,000	6.250%, 10/19/40(a)	USD	231,382

			427,543

See Notes to Financial Statements	31	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Indonesia: 2.09%

	Bakrie Telecom Pte, Ltd., Gtd. Notes

600,000	11.500%, 05/07/15(d)	USD	$618,000

Israel: 1.86%

	Teva Pharmaceutical Finance Co. Llc, Gtd. Notes

500,000	6.150%, 02/01/36	USD	549,653

Kazakhstan: 5.84%

	BTA Bank JSC, Sr. Unsec. Bonds

725,000	10.750%, 07/01/18(b)(d)	USD	575,469

	Halyk Savings Bank of Kazakhstan JSC, Sr. Unsec. Notes

600,000	7.250%, 05/03/17(d)	USD	609,000

	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO, Sr. Unsec. Notes

500,000	6.250%, 05/20/15(d)	USD	540,000

			1,724,469

Mexico: 11.36%

	America Movil SAB de CV, Gtd. Notes

7,200,000	8.460%, 12/18/36	MXN	567,069

	Cemex SAB de CV, Sr. Sec. Notes

700,000	5.301%, 09/30/15(a)(b)	USD	679,000

	Empresas ICA SAB de CV, Gtd. Notes

300,000	8.900%, 02/04/21(a)	USD	313,500

	Grupo Famsa SA de CV, Sr. Unsec. Notes

500,000	11.000%, 07/20/15(d)	USD	541,000

	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes

400,000	10.500%, 10/03/15(d)	USD	418,000

	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B

700,000	11.000%, 12/15/14	USD	584,500

	Sigma Alimentos SA de CV, Sr. Unsec. Notes

250,000	5.625%, 04/12/18(a)	USD	256,250

			3,359,319

Principal Amount		Currency	Value (Note 2)
Nigeria: 6.31%

	Afren Plc, Sr. Sec. Notes

1,000,000	11.500%, 02/01/16(d)	USD	$1,100,450

	GTB Finance BV, Gtd. Notes

750,000	7.500%, 05/19/16(a)	USD	763,598

			1,864,048

Peru: 4.63%

	Corp Pesquera Inca SAC, Gtd. Notes

750,000	9.000%, 02/10/17(d)	USD	781,875

	Southern Copper Corp., Sr. Unsec. Notes

600,000	6.750%, 04/16/40	USD	586,685

			1,368,560

Philippines: 0.35%

	Manila Cavite Toll Road Finance Co., Sec. Notes

100,000	12.000%, 09/15/22(d)	USD	104,298

Russia: 16.10%

	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Sec. Notes

850,000	7.750%, 04/28/21(a)	USD	861,729

	Alliance Oil Co., Ltd., Sr. Unsec. Notes

400,000	9.875%, 03/11/15(d)	USD	440,000

	Koks OAO Via Koks Finance, Ltd., Gtd. Notes

250,000	7.750%, 06/23/16(a)	USD	249,925

	Lukoil International Finance BV, Gtd. Notes

300,000	6.656%, 06/07/22(d)	USD	316,500

	Promsvyazbank Via PSB Finance SA, Sr. Sub. Notes

800,000	11.250%, 07/08/16	USD	929,485

	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes

9,000,000	7.500%, 03/25/13	RUB	328,971

	RusHydro Finance, Ltd., Sec. Notes

8,000,000	7.875%, 10/28/15	RUB	290,843

	TNK-BP Finance SA, Gtd. Notes

300,000	6.625%, 03/20/17(d)	USD	325,830

June 30, 2011	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Russia (continued): 16.10%

	Vimpel Communications Via VIP Finance, Ltd., OJSC, Sec. Notes

400,000	7.748%, 02/02/21(d)	USD	$414,000

	VimpelCom Holdings BV, Gtd. Notes

600,000	7.504%, 03/01/22(a)	USD	603,600

			4,760,883

Turkey: 1.30%

	Yuksel Insaat AS, Gtd. Notes

400,000	9.500%, 11/10/15(d)	USD	385,000

Ukraine: 4.39%

	Avangardco Investments Public, Ltd., Sr. Unsec. Notes

700,000	10.000%, 10/29/15	USD	$675,500

	MHP SA, Gtd. Notes

200,000	10.250%, 04/29/15(d)	USD	214,740

	Mriya Agro Holding Plc, Sr. Unsec. Notes

200,000	10.950%, 03/30/16(d)	USD	202,000

	Privatbank CJSC Via UK SPV Credit Finance Plc, Gtd. Notes

200,000	9.375%, 09/23/15	USD	205,500

			1,297,740

United Arab Emirates: 3.26%

	Dubai Electricity & Water Authority, Sr. Unsec. Notes

250,000	7.375%, 10/21/20(d)	USD	257,217

	MDC-GMTN BV, Gtd. Notes

250,000	5.750%, 05/06/14(d)	USD	272,750

	TAQA Abu Dhabi National Energy Co., Sr. Notes

400,000	6.165%, 10/25/17(d)	USD	434,000

			963,967

United Kingdom: 0.96%

	Tesco Plc, Sr. Unsec. Notes

250,000	5.500%, 11/15/17(a)	USD	282,941

Principal Amount		Currency	Value (Note 2)
United States: 0.51%

	New York Life Global Funding, Sr. Unsec. Notes

100,000	4.375%, 01/19/17	EUR	$150,499

Venezuela: 5.42%

	Petroleos de Venezuela SA, Gtd. Notes

1,000,000	12.750%, 02/17/22(d)	USD	825,000

	Petroleos de Venezuela SA, Sr. Unsec. Notes

1,115,000	5.000%, 10/28/15	USD	774,925

			1,599,925

	Total Corporate Bonds (Cost $24,456,193)		24,526,275

U.S. TREASURY BONDS & NOTES: 6.75%
United States: 6.75%

	U. S. Treasury Notes

2,000,000	3.125%, 05/15/21	USD	1,993,132

	Total U.S. Treasury Bonds & Notes (Cost $1,981,950)		1,993,132

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.56%
	Brown Brothers Harriman & Co.-Grand Cayman

41	0.030%, due 07/01/11	EUR	60

	HSBC Bank-New York

461,601	0.030%, due 07/01/11	USD	461,601

	Total Short-Term Bank Debt Instruments (Cost $461,661)		461,661

	Total Investments: 98.19% (Cost $28,962,779)		29,011,601

	Net Other Assets and Liabilities: 1.81%		534,516

	Net Assets: 100.00%		$29,546,117

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,711,346, representing 29.48% of net assets.

See Notes to Financial Statements	33	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(c) Interest only security.

(d) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $10,128,165 representing 34.28% of net assets.

Percentages are stated as a percent of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2011, the Fund had outstanding foreign currency exchange contract, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Brazilian Real	Sale	1,194,000	07/07/11	$750,000	$763,891	$(13,891)
Indonesian Rupiahs	Purchase	4,250,000,000	07/07/11	500,000	495,076	(4,924)
Malaysian Ringgit	Purchase	1,503,000	07/07/11	500,000	497,512	(2,488)
New Russian Ruble	Purchase	13,855,000	07/07/11	500,000	495,786	(4,214)
Total Open Forward Foreign Currency Contracts with Unrealized Losses						$(25,517)

Investment Abbreviations:

ETF — Exchange-Traded Fund

Gtd. — Guaranteed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Currency Abbreviations:

ARS — Argentine Peso

EUR — Euro

MXN — Mexican Peso

RUB — Russian Ruble

USD — U.S. Dollar

June 30, 2011	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

COMMON STOCKS: 88.05%
Argentina: 0.50%

12,905	YPF Sociedad Anonima, Sponsored ADR	$581,370

Brazil: 11.07%

72,212	Banco do Brasil SA	1,287,244

20,000	Banco Santander Brasil SA	232,083

79,165	Banco Santander Brasil SA, ADS	927,022

42,610	BR Malls Participacoes SA	479,709

600	Brasil Insurance Participacoes e Administracao SA	711,242

110,548	Brookfield Incorporacoes SA	540,468

16,800	Centrais Eletricas Brasileiras SA, Class B	282,036

44,158	Cia Hering	1,004,459

125,086	Companhia Vale do Rio Doce	3,573,085

55,800	Cosan Ltd., Class A	685,782

60,500	Drogasil SA	423,711

34,900	Duratex SA	294,290

134,927	PDG Realty SA Empreendimentos e Participacoes	759,945

37,597	Petroleo Brasileiro SA, ADR	1,273,034

16,900	Totvs SA	306,781

		12,780,891

Chile: 0.59%

361,522	Empresa Nacional de Electricidad SA	685,372

China: 19.45%

520,000	Agile Property Holdings, Ltd.(a)	809,285

604,000	Air China, Ltd., Class H(a)	628,783

4,288,600	Bank of China, Ltd., Class H(a)	2,099,081

411,500	BBMG Corp., Class H(a)	615,984

274,000	China Life Insurance Co., Ltd., Class H(a)	946,048

214,300	China Mobile, Ltd.(a)	1,995,085

460,000	China Petroleum & Chemical Corp., Class H(a)	466,940

298,000	China Resources Power Holdings Co., Ltd.(a)	582,658

174,000	China Shenhua Energy Co., Ltd., Class H(a)	833,794

448,000	China Unicom, Ltd.(a)	909,443

223,000	China Yurun Food Group, Ltd.(a)	630,543

162,000	Citic Pacific, Ltd.(a)	406,013

702,000	CNOOC, Ltd.(a)	1,653,472

743,250	Comba Telecom Systems Holdings, Ltd.(a)(b)	785,438

Shares		Value (Note 2)

474,000	COSCO Pacific, Ltd.(a)	$836,787

392,000	Harbin Power Equipment Co., Ltd., Class H(a)	449,644

3,913,000	Industrial & Commercial Bank of China, Ltd., Class H(a)	2,984,594

1,423,967	Lenovo Group, Ltd.(a)	818,620

574,000	PetroChina Co., Ltd., Class H(a)	843,079

235,000	Shanghai Industrial Holdings, Ltd.(a)	867,129

930,000	Skyworth Digital Holdings, Ltd.(a)(b)	561,846

29,800	Tencent Holdings, Ltd.(a)	813,313

455,000	Want Want China Holdings, Ltd.(a)	442,370

2,554,000	Yuanda China Holdings, Ltd.(c)	479,181

		22,459,130

Hong Kong: 0.95%

151,800	AIA Group, Ltd.(a)(c)	528,420

306,000	MGM China Holdings, Ltd.(c)	563,106

		1,091,526

Hungary: 0.20%

2,036	MOL Hungarian Oil and Gas Plc(a)(c)	233,311

India: 4.74%

38,027	ICICI Bank, Ltd., Sponsored ADR	1,874,731

17,214	Infosys Technologies, Ltd., Sponsored ADR	1,122,869

20,033	Larsen & Toubro Ltd., GDR(a)(d)	819,254

33,918	Reliance Industries, Ltd., Sponsored GDR(a)(e)	1,362,500

2,693	State Bank of India, GDR(d)	296,499

		5,475,853

Indonesia: 3.61%

810,086	Harum Energy Tbk PT(a)	904,283

99,847	Indo Tambangraya Megah Tbk PT(a)	522,027

694,085	PT Bank Mandiri Tbk(a)	584,622

3,183,500	PT Borneo Lumbung Energi & Metal Tbk(a)(c)	521,121

10,308,700	PT Bumi Serpong Damai Tbk(a)	1,084,295

489,312	PT Semen Gresik Persero Tbk(a)	548,578

		4,164,926

Ireland: 0.23%

274,648	Kenmare Resources Plc(c)	259,850

See Notes to Financial Statements	35	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)
Kazakhstan: 0.62%

32,322	Kazakhmys Plc(a)	$716,482

Malaysia: 3.87%

789,600	Axiata Group Bhd(a)	1,312,156

280,400	CIMB Group Holdings Bhd(a)	830,512

189,100	Genting Bhd(a)	704,326

443,800	Media Prima Bhd(a)	426,515

211,580	RHB Capital Bhd(a)	642,532

244,100	Tenaga Nasional Bhd(a)	547,925

		4,463,966

Mexico: 2.74%

13,146	America Movil SAB de CV, ADR, Series L	708,306

30,766	Cemex SAB de CV, Sponsored ADR(c)	264,588

153,700	Grupo Mexico SAB de CV, Series B	507,498

137,200	Urbi Desarrollos Urbanos SAB de CV(c)	301,152

464,700	Wal-Mart de Mexico SAB de CV, Series V	1,379,197

		3,160,741

Peru: 0.40%

5,400	Credicorp, Ltd.	464,940

Philippines: 0.53%

7,335,367	Metro Pacific Investments Corp.(a)	607,565

Poland: 0.77%

58,473	Powszechna Kasa Oszczednosci Bank Polski SA(a)	894,890

Russia: 6.52%

21,026	CTC Media, Inc.	448,274

1,724,311	IDGC Holding JSC(c)	231,058

13,149	LUKOIL, Sponsored ADR(a)	837,624

18,415	Magnit OJSC, Sponsored GDR(a)(c)(d)	578,699

24,520	Mining and Metallurgical Company Norilsk Nickel JSC, ADR(a)(c)	642,517

34,152	NOMOS-BANK, Sponsored GDR(c)(d)	609,613

4,501	NovaTek OAO, Sponsored GDR(a)(d)	622,455

141,307	OAO Gazprom, Sponsored ADR(a)(c)	2,062,785

8,324	OAO LUKOIL	523,372

123,575	Sberbank of Russia(a)	455,782

20,050	Sistema JSFC, Sponsored GDR(d)	515,285

		7,527,464

Shares		Value (Note 2)
South Africa: 5.22%

36,887	AngloGold Ashanti, Ltd., Sponsored ADR	$1,552,574

14,414	Kumba Iron Ore, Ltd.(a)	1,033,142

83,663	MTN Group, Ltd.(a)	1,782,346

31,493	Sasol, Ltd.(a)	1,661,390

		6,029,452

South Korea: 13.89%

7,072	Daelim Industrial Co., Ltd.(a)	855,516

2,125	E-Mart Co., Ltd.(c)	486,641

20,080	Hana Financial Group, Inc.(a)	704,603

25,960	Hynix Semiconductor, Inc.(a)	613,352

4,154	Hyundai Engineering & Construction Co., Ltd.(a)	336,673

3,456	Hyundai Mobis(a)	1,300,337

8,028	Hyundai Motor Co.(a)	1,789,711

4,941	KB Financial Group, Inc.(a)	234,886

20,300	Korea Electric Power Corp.(a)(c)	539,233

2,194	LG Chem, Ltd.(a)	1,008,248

12,400	LG Fashion Corp.(a)	488,134

1,868	POSCO(a)	811,564

4,379	Samsung Electronics Co., Ltd.(a)	3,403,488

1,913	Samsung Fire & Marine Insurance Co., Ltd.(a)	445,130

7,015	Samsung Life Insurance Co., Ltd.(a)	625,853

22,082	Shinhan Financial Group Co., Ltd.(a)	1,055,953

750	Shinsegae Co., Ltd.	238,491

3,319	SK Holdings Co., Ltd.(a)	578,573

2,767	SK Innovation Co., Ltd.(a)	522,449

		16,038,835

Taiwan: 9.88%

165,000	China Life Insurance Co., Ltd.(a)	218,922

187,000	Chipbond Technology Corp.(a)(c)	267,043

171,200	Chunghwa Telecom Co., Ltd.(a)	589,120

482,920	Far Eastern Textile, Ltd.(a)	754,960

87,000	Formosa Chemicals & Fibre Corp.(a)	324,661

344,000	Formosa Plastics Corp.(a)	1,243,182

496,049	Fubon Financial Holding Co., Ltd.(a)	764,534

544,360	Hon Hai Precision Industry Co., Ltd.(a)	1,874,117

June 30, 2011	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Taiwan (continued): 9.88%

19,000	HTC Corp.(a)	$642,413

110,204	Huaku Development Co., Ltd.	327,655

928,000	Mega Financial Holding Co., Ltd.(a)	812,977

93,649	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,180,914

383,000	Unimicron Technology Corp.(a)	683,768

407,236	Wistron Corp.(a)	725,933

1,438,000	Yuanta Financial Holding Co., Ltd.(a)	999,058

		11,409,257

Thailand: 1.63%

132,500	Bangkok Bank Pcl, Non-Voting Depository Receipt(a)	683,810

14,800	Bangkok Bank Public Co., Ltd.(a)	76,590

122,100	Kasikornbank Public Co., Ltd.(a)	498,774

57,100	PTT Public Co., Ltd.(a)	624,752

		1,883,926

Turkey: 0.64%

142,627	Turkiye Is Bankasi AS, Class C(a)	437,777

133,972	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi(a)	302,910

		740,687

	Total Common Stocks (Cost $81,318,012)	101,670,434

EXCHANGE-TRADED FUNDS: 0.38%
China: 0.38%

260,000	iShares FTSE A50 China Index ETF	432,348

	Total Exchange-Traded Funds (Cost $429,128)	432,348

INVESTMENT HOLDING COMPANIES: 0.04%
Vietnam: 0.04%

26,000	Vietnam Resource Investments Holdings, Ltd.(c)	49,400

	Total Investment Holding Companies (Cost $262,600)	49,400

Shares		Value (Note 2)

LOAN PARTICIPATION NOTES: 0.51%
India: 0.51%

42,707	Tata Iron & Steel Co., Ltd. (Loan Participation Notes issued by UBS AG — London), expiring 01/11/13(c)	$583,009

	Total Loan Participation Notes (Cost $495,844)	583,009

PREFERRED STOCKS: 5.15%
Brazil: 3.26%

83,635	Petroleo Brasileiro SA, Sponsored ADR, Preferred Shares	2,565,922

41,364	Vale SA, Sponsored ADR, Preferred Shares	1,197,901

		3,763,823

Russia: 1.89%

23,316	Mechel, Preferred Shares	350,323

30,189	Mechel, Sponsored ADR, Preferred Shares	260,531

572,157	Sberbank, Preferred Shares	1,573,432

		2,184,286

	Total Preferred Stocks (Cost $5,275,503)	5,948,109

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 4.16%
	Citibank — New York

320,615	0.030%, due 07/01/11	HKD	41,201

	Wells Fargo Bank & Co. — San Francisco

4,766,624	0.030%, due 07/01/11	USD	4,766,624

	Total Short-Term Bank Debt Instruments (Cost $4,807,820)		4,807,825

	Total Investments: 98.29% (excluding investments purchased with cash collateral from securities loaned) (Cost $92,588,907)		113,491,125

See Notes to Financial Statements	37	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.35%
409,775	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.080% 7 day-yield(f)	$409,775

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $409,775)	409,775

	Total Investments: 98.64% (Cost $92,998,682)	113,900,900

	Net Other Assets and Liabilities: 1.36%	1,575,473

	Net Assets: 100.00%	$115,476,373

(a) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b) Security, or portion of security, is currently on loan.

(c) Non-income producing security.

(d) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $3,441,805 representing 2.98% of net assets.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,362,500, representing 1.18% of net assets.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At June 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets Index Fund	Long	84	09/19/11	$4,855,200	$85,491
				$4,855,200	$85,491

Investment Abbreviations:

ADR — American Depositary Receipt.

ADS — American Depositary Share.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt.

MSCI — Morgan Stanley Capital International

Currency Abbreviations:

HKD — Hong Kong Dollar

USD — U.S. Dollar

June 30, 2011	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Focus Fund

Shares		Value (Note 2)

COMMON STOCKS: 99.34%
Consumer Discretionary: 18.45%

7,600	Cash America International, Inc.	$439,811

13,500	GameStop Corp., Class A(a)	360,045

10,000	Lincoln Educational Services Corp.	171,500

8,900	Steiner Leisure, Ltd.(a)	406,552

7,400	Tiffany & Co.	581,048

15,322	Weyco Group, Inc.	376,921

		2,335,877

Consumer Staples: 4.34%

9,400	McCormick & Co., Inc.	465,958

8,500	Rocky Mountain Chocolate Factory, Inc.	83,980

		549,938

Energy: 3.82%

13,450	World Fuel Services Corp.	483,259

Financials: 9.26%

30,000	American Equity Investment Life Holding Co.	381,300

6,900	City National Corp.	374,325

1,000	First of Long Island Corp.	27,890

12,100	Raymond James Financial, Inc.	389,015

		1,172,530

Health Care: 13.46%

16,745	Bio-Reference Labs, Inc.(a)	349,971

5,930	Techne Corp.	494,384

6,500	Teleflex, Inc.	396,890

6,600	Varian Medical Systems, Inc.(a)	462,132

		1,703,377

Industrials: 25.01%(b)

9,175	Advisory Board Co.(a)	531,049

4,465	American Science & Engineering, Inc.	357,200

29,400	Houston Wire & Cable Co.	457,170

20,200	John Bean Technologies Corp.	390,264

11,050	Nordson Corp.	606,092

13,400	Robert Half International, Inc.	362,202

3,000	W.W. Grainger, Inc.	460,950

		3,164,927

Shares		Value (Note 2)

Information Technology: 10.35%

6,000	Anixter International, Inc.	$392,040

17,800	Broadridge Financial Solutions, Inc.	428,446

9,850	MICROS Systems, Inc.(a)	489,644

		1,310,130

Materials: 14.65%

7,700	Albemarle Corp.	532,839

13,700	Bemis Co., Inc.	462,786

5,582	Martin Marietta Materials, Inc.	446,393

8,050	Scotts Miracle-Gro Co., Class A	413,046

		1,855,064

	Total Common Stocks (Cost $10,673,221)	12,575,102

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.79%
$100,290	Citibank-New York 0.030%, due 07/01/11	100,290

	Total Short-Term Bank Debt Instruments (Cost $100,290)	100,290

	Total Investments: 100.13% (Cost $10,773,511)	12,675,392

	Net Other Assets and Liabilities: (0.13)%	(17,065)

	Net Assets: 100.00%	$12,658,327

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	39	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)

COMMON STOCKS: 99.30%
Consumer Discretionary: 18.35%

36,179	BJ’s Restaurants, Inc.(a)	$1,894,333

130,480	Bluegreen Corp.(a)	382,306

68,110	Body Central Corp.(a)	1,602,628

32,476	Bravo Brio Restaurant Group, Inc.(a)	793,389

110,171	Cost Plus, Inc.(a)	1,101,710

82,081	Crocs, Inc.(a)	2,113,586

72,840	Finish Line, Inc., Class A	1,558,776

26,954	G-III Apparel Group, Ltd.(a)	929,374

43,363	GNC Acquisition Holdings, Inc., Class A(a)	945,747

45,114	Hibbett Sports, Inc.(a)	1,836,591

12,609	Pandora Media, Inc.(a)(b)	238,436

56,184	Responsys, Inc.(a)	996,142

103,123	Shuffle Master, Inc.(a)	964,716

115,337	Texas Roadhouse, Inc., Class A	2,022,434

33,821	Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,184,160

103,707	ValueVision Media, Inc., Class A(a)	793,359

42,761	Vitamin Shoppe, Inc.(a)	1,956,743

12,387	Warnaco Group, Inc., Class A(a)	647,221

149,617	Wet Seal, Inc., Class A(a)	668,788

		23,630,439

Consumer Staples: 2.35%

29,878	Diamond Foods, Inc.(b)	2,280,887

19,161	Fresh Market, Inc.(a)	741,147

		3,022,034

Energy: 6.30%

52,940	Basic Energy Services, Inc.(a)	1,666,022

50,115	Cheniere Energy, Inc.(a)(b)	459,053

37,564	Gevo, Inc.(a)(b)	590,882

52,050	Gulfport Energy Corp.(a)	1,545,365

167,500	Kodiak Oil & Gas Corp.(a)(b)	966,475

162,540	Magnum Hunter Resources Corp.(a)(b)	1,098,770

44,712	RPC, Inc.(b)	1,097,233

35,352	Tesco Corp.(a)	686,182

		8,109,982

Shares		Value (Note 2)

Financial Services: 5.60%

19,545	Bank of The Ozarks, Inc.	$1,017,513

30,307	DuPont Fabros Technology, Inc.	763,736

9,430	Mid-America Apartment Communities, Inc.	636,242

26,175	Signature Bank(a)	1,497,210

26,543	Stifel Financial Corp.(a)	951,832

63,168	Summit Hotel Properties, Inc.	716,957

29,116	Texas Capital Bancshares, Inc.(a)	752,066

65,473	Walker & Dunlop, Inc.(a)	870,791

		7,206,347

Health Care: 17.92%

72,328	Alkermes, Inc.(a)	1,345,301

15,342	BioMimetic Therapeutics, Inc.(a)	78,551

38,976	Bio-Reference Laboratories, Inc.(a)	814,598

28,225	Catalyst Health Solutions, Inc.(a)	1,575,520

55,780	HealthSouth Corp.(a)	1,463,667

53,200	Incyte Corp., Ltd.(a)(b)	1,007,608

25,248	Masimo Corp.	749,361

52,276	Merit Medical Systems, Inc.(a)	939,400

56,226	Molina Healthcare, Inc.(a)	1,524,849

40,429	MWI Veterinary Supply, Inc.(a)	3,265,450

76,770	Natus Medical, Inc.(a)	1,163,066

78,388	NPS Pharmaceuticals, Inc.(a)	740,767

50,341	Palomar Medical Technologies, Inc.(a)	567,846

28,724	PAREXEL International Corp.(a)	676,737

10,872	Pharmasset, Inc.(a)	1,219,838

9,980	Quality Systems, Inc.	871,254

46,431	Sagent Pharmaceuticals, Inc.(a)	1,252,708

31,281	Salix Pharmaceuticals, Ltd.(a)	1,245,922

13,880	Sirona Dental Systems, Inc.(a)	737,028

24,350	Theravance, Inc.(a)	540,814

40,165	Volcano Corp.(a)	1,296,928

		23,077,213

Materials & Processing: 4.38%

40,868	Allied Nevada Gold Corp.(a)	1,445,501

39,546	Kraton Performance Polymers, Inc.(a)	1,549,017

June 30, 2011	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)
Materials & Processing (continued): 4.38%

6,732	NewMarket Corp.	$1,149,219

19,920	Schweitzer-Mauduit International, Inc.	1,118,508

17,480	Stillwater Mining Co.(a)	384,735

		5,646,980

Producer Durables: 15.42%

74,333	Air Transport Services Group, Inc.(a)	509,181

39,581	American Railcar Industries, Inc.(a)	928,174

7,250	Applied Industrial Technologies, Inc.	258,172

18,260	Chart Industries, Inc.(a)	985,675

50,101	Dice Holdings, Inc.(a)	677,366

25,554	Esterline Technologies Corp.(a)	1,952,326

58,720	FARO Technologies, Inc.(a)	2,571,936

33,493	Hub Group, Inc., Class A(a)	1,261,346

15,672	Middleby Corp.(a)	1,473,795

13,398	Nordson Corp.	734,880

17,582	Raven Industries, Inc.	979,493

38,221	Roadrunner Transportation Systems, Inc.(a)	576,373

9,074	Robbins & Myers, Inc.	479,561

36,149	Rush Enterprises, Inc., Class A(a)	687,915

17,563	Tennant Co.	701,291

20,848	Triumph Group, Inc.	2,076,044

109,390	Wabash National Corp.(a)	1,024,984

36,610	WESCO International, Inc.(a)	1,980,235

		19,858,747

Technology: 28.98%(c)

89,277	3D Systems Corp.(a)(b)	1,759,650

27,050	AboveNet, Inc.	1,905,943

20,673	Acme Packet, Inc.(a)	1,449,797

25,212	ADTRAN, Inc.	975,957

53,638	Aruba Networks, Inc.(a)	1,585,003

25,129	Cavium, Inc.(a)	1,095,373

116,736	DemandTec, Inc.(a)	1,062,298

74,520	Fortinet, Inc.(a)	2,033,651

5,572	Fusion-io, Inc.(a)(b)	167,661

85,100	II-VI, Inc.(a)	2,178,560

Shares		Value (Note 2)

37,005	Inphi Corp.(a)	$643,887

25,996	InterDigital, Inc.	1,061,937

52,555	IntraLinks Holdings, Inc.(a)	908,150

47,058	IPG Photonics Corp.(a)	3,421,587

33,967	Ixia, Inc.(a)	434,778

18,676	LogMeIn, Inc.(a)	720,333

39,195	Microsemi Corp.(a)	803,498

17,736	NetLogic Microsystems, Inc.(a)	716,889

45,231	QLIK Technologies, Inc.(a)	1,540,568

29,380	Rackspace Hosting, Inc.(a)	1,255,701

14,162	Riverbed Technology, Inc.(a)	560,674

10,647	Rovi Corp.(a)	610,712

142,845	ShoreTel, Inc.(a)	1,457,019

32,163	Sourcefire, Inc.(a)	955,884

46,351	SuccessFactors, Inc.(a)	1,362,719

25,240	Synchronoss Technologies, Inc.(a)	800,865

17,932	Taleo Corp., Class A(a)	664,022

65,976	TIBCO Software, Inc.(a)	1,914,624

34,223	Ultimate Software Group, Inc.(a)	1,862,758

74,068	Ultra Clean Holdings(a)	672,537

16,848	Viasat, Inc.(a)	729,013

		37,312,048

	Total Common Stocks (Cost $88,828,848)	127,863,790

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.83%
$1,067,813	Bank of America-Charlotte 0.030%, due 07/01/11	1,067,813

	Total Short-Term Bank Debt Instruments (Cost $1,067,813)	1,067,813

	Total Investments: 100.13% (excluding investments purchased with cash collateral from securities loaned) (Cost $89,896,661)	128,931,603

See Notes to Financial Statements	41	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Growth Fund

Shares		Value (Note 2)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 6.03%
7,766,668	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.080% 7 day-yield(d)	$7,766,668

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $7,766,668)	7,766,668

	Total Investments: 106.16% (Cost $97,663,329)	136,698,271

	Net Other Assets and Liabilities: (6.16)%	(7,935,529)

	Net Assets: 100.00%	$128,762,742

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

June 30, 2011	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS: 88.49%
Argentina: 0.58%

4,500	BBVA Banco Frances SA, ADR	$46,350

Australia: 2.65%

25,000	Astro Japan Property Group	75,883

39,600	CFS Retail Property Trust	77,088

2,000	Orica, Ltd.	57,789

		210,760

Austria: 1.24%

1,800	Vienna Insurance Group AG	98,930

Belgium: 1.02%

1,200	EVS Broadcast Equipment SA	81,232

Brazil: 0.65%

7,866	BM&F BOVESPA SA	52,015

Canada: 1.72%

2,600	TELUS Corp., Non-Voting Depositary Receipt	136,760

China: 4.21%

175,000	Agricultural Bank of China, Ltd.	91,979

304,000	Kingsoft Corp., Ltd.	172,671

130,000	Xinhua Winshare Publishing and Media Co., Ltd., Class H	70,499

		335,149

France: 4.87%

2,806	Air Liquide SA, ADR	80,729

2,250	BNP Paribas, ADR	86,963

2,700	Total SA, Sponsored ADR	156,167

2,290	Vivendi SA	63,678

		387,537

Germany: 1.21%

1,200	Bayer AG, Sponsored ADR	96,672

Hong Kong: 9.09%

25,500	Allied Group, Ltd.	85,199

39,400	BOC Hong Kong Holdings, Ltd.	114,427

180,000	City Telecom HK, Ltd.	107,791

130,000	Cosco International Holdings, Ltd.	73,005

73,000	First Pacific Co., Ltd.	65,198

Shares		Value (Note 2)

19,000	First Pacific Co., Ltd., Sponsored ADR	$83,980

150,000	Guangdong Investment, Ltd.	80,188

145,000	TAI Cheung Holdings, Ltd.	113,664

		723,452

India: 0.47%

2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(a)	37,320

Indonesia: 4.66%

336,000	PT AKR Corporindo Tbk	83,260

1,550,000	PT Astra Graphia Tbk	178,940

280,000	PT BW Plantation Tbk	38,855

29,000	PT Tambang Batubara Bukit Asam Tbk	70,340

		371,395

Ireland: 5.15%

9,610	Charter International Plc	122,155

10,000	Experian Group, Ltd., Sponsored ADR	127,700

2,547	WPP Group Plc, Sponsored ADR	159,824

		409,679

Italy: 2.25%

11,850	Danieli & Co. Officine Meccaniche SpA	179,233

Japan: 5.01%

8	Inpex Corp.	58,829

14	Kenedix Realty Investment Corp.	53,910

1,850	Komatsu, Ltd.	57,381

6,700	Kuraray Co., Ltd.	97,789

1,600	Santen Pharmaceutical Co., Ltd.	64,791

1,700	West Japan Railway Co.	66,306

		399,006

Malaysia: 4.11%

57,000	Genting Malaysia Bhd	67,958

33,000	Hartalega Holdings Bhd	60,984

23,000	Malayan Banking Bhd	68,097

200,000	Masterskill Education Group Bhd	129,823

		326,862

See Notes to Financial Statements	43	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)
Mexico: 0.84%

1,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR	$66,490

Netherlands: 2.78%

1,800	Royal Dutch Shell Plc, ADR	128,034

9,400	STMicroelectronics NV	93,624

		221,658

Nigeria: 0.36%

50,000	Nigerian Breweries Plc	28,689

Pakistan: 0.07%

500	HUB Power Co., Ltd., Sponsored GDR	5,448

Philippines: 0.97%

180,000	Manila Water Co., Inc.	77,425

Russia: 1.28%

1,600	OAO LUKOIL, Sponsored ADR	102,000

Scotland: 2.02%

7,200	Scottish & Southern Energy Plc	160,971

Singapore: 5.59%

4,169	China Yuchai International, Ltd.	87,966

121,000	CSE Global, Ltd.	124,123

12,000	Eng Kah Corp.	12,002

131,000	Hutchison Port Holdings Trust(b)	110,695

185,000	Low Keng Huat, Ltd.	60,999

15,500	Singapore Press Holdings, Ltd.	49,214

		444,999

South Korea: 3.12%

4,200	DGB Financial Group, Inc.(b)	63,729

4,800	JNK Heaters Co., Ltd.	73,282

19,600	Tae-Yang, Inc., Co., Ltd.	111,250

		248,261

Switzerland: 3.89%

1,020	Lonza Group AG(b)	79,829

2,330	Novartis AG, ADR	142,386

1,300	Syngenta AG, ADR	87,828

		310,043

Shares		Value (Note 2)
Taiwan: 3.76%

145,000	China Development Financial Holding Corp.	$58,811

136,000	Chinatrust Financial Holding Co., Ltd.	118,370

9,713	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	122,481

		299,662

Thailand: 0.56%

59,000	Hana Microelectronics Pcl	44,742

Turkey: 4.77%

30,443	Anadolu Hayat Emeklilik AS	76,341

18,275	Aselsan Elektronik Sanayi Ve Ticaret AS	101,115

7,500	Pinar Sut Mamulleri Sanayii AS	74,168

5,600	Turk Traktor ve Ziraat Makineleri AS	128,355

		379,979

United Kingdom: 8.97%

13,900	Chemring Group Plc	142,777

2,625	GlaxoSmithKline Plc, Sponsored ADR	112,613

12,000	Halfords Group Plc	71,491

3,100	Standard Chartered Plc	81,496

4,069	Tesco Plc, Sponsored ADR	79,752

3,440	Unilever Plc, Sponsored ADR	111,422

11,695	Vitec Group Plc	114,497

		714,048

Vietnam: 0.62%

21,000	HAGL JSC, GDR(a)(b)	49,350

	Total Common Stocks (Cost $6,219,062)	7,046,117

PREFERRED STOCKS: 3.39%
Brazil: 1.89%

5,200	Vale SA, Sponsored ADR, Preferred Shares	150,592

United States: 1.50%

4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	119,205

	Total Preferred Stocks (Cost $271,457)	269,797

June 30, 2011	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 8.47%
	Brown Brothers Harriman & Co.-Grand Cayman

22,320	0.030%, due 07/01/11	JPY	$277

1	0.030%, due 07/01/11	EUR	1

23	0.030%, due 07/01/11	AUD	25

	Citibank-New York

528,251	0.030%, due 07/01/11	HKD	67,883

	HSBC Bank USA-New York

606,046	0.030%, due 07/01/11	USD	606,046

	Total Short-Term Bank Debt Instruments (Cost $674,229)		674,232

	Total Investments: 100.35% (Cost $7,164,748)		7,990,146

	Net Other Assets and Liabilities: (0.35)%		(28,146)

	Net Assets: 100.00%		$7,962,000

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $86,670 representing 1.09% of net assets.

(b) Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Currency Abbreviations:

AUD—Australian Dollar

EUR—Euro

HKD—Hong Kong Dollar

JPY—Japanese Yen

USD—U.S. Dollar

See Notes to Financial Statements	45	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.02%
Australia: 3.97%

2,375,416	DUET Group(a)	$4,331,167

3,203,083	Fairfax Media, Ltd.(a)	3,366,748

682,844	Medusa Mining, Ltd.	4,826,401

1,985,519	Mount Gibson Iron, Ltd.(b)	3,918,395

875,001	Wotif.com Holdings, Ltd.(a)	4,401,470

		20,844,181

Belgium: 0.89%

68,240	SA D’Ieteren NV	4,664,917

China: 1.87%

5,746,000	China Lumena New Materials Corp.(a)	2,311,189

4,467,000	New World Department Store China, Ltd.	3,513,119

6,053,546	Real Nutriceutical Group, Ltd.(a)	3,975,175

		9,799,483

Denmark: 2.55%

94,898	D/S Norden AS(a)	3,267,573

216,013	DSV AS	5,178,365

25,082	SimCorp AS	4,949,689

		13,395,627

Finland: 0.94%

87,127	Outotec Oyj	4,952,839

France: 8.85%

521,931	Altran Technologies SA(a)(b)	4,222,647

114,548	Compagnie Generale de Geophysique-Veritas(b)	4,219,263

84,166	Ingenico SA	4,103,456

142,219	Medica SA	3,046,165

146,341	Rhodia SA	6,638,166

142,813	SCOR SE	4,059,188

47,890	SEB SA	5,017,623

147,940	Teleperformance SA	4,347,580

30,793	Virbac SA	5,264,791

45,284	Wendel SA	5,568,071

		46,486,950

Shares		Value (Note 2)

Germany: 8.41%

356,170	ADVA AG Optical Networking(b)	$2,182,224

159,107	GEA Group AG	5,695,578

150,813	Kloeckner & Co., SE	4,539,174

53,200	Krones AG(a)	4,503,924

38,238	Pfeiffer Vacuum Technology AG	4,794,861

84,391	SGL Carbon SE(a)(b)	4,772,832

175,427	Symrise AG	5,591,643

598,805	TUI AG(b)	6,495,347

311,926	Wirecard AG(a)	5,575,115

		44,150,698

Greece: 0.46%

480,934	Alpha Bank AE(b)	2,420,083

Hong Kong: 4.02%

5,592,500	BYD Electronic International Co., Ltd.(b)	2,371,622

3,500,000	China Green Holdings, Ltd.(a)	2,230,875

119,118,000	CST Mining Group, Ltd.(b)	3,183,950

5,256,168	Daphne International Holdings, Ltd.	4,687,639

926,800	Kingboard Chemical Holdings, Ltd.	4,287,598

2,361,664	Man Wah Holdings, Ltd.(a)	2,461,300

8,480,000	VST Holdings, Ltd.(b)	1,874,346

		21,097,330

Italy: 5.59%

567,315	Amplifon SpA	3,532,658

1,566,028	Piaggio & C. SpA	6,558,614

757,276	Pirelli & C. SpA	8,181,365

132,611	Prysmian SpA	2,667,297

218,465	Safilo Group SpA(b)	3,472,224

1,752,718	Sorin SpA(b)	4,966,518

		29,378,676

Japan: 22.05%

193,461	Aeon Delight Co., Ltd.	3,890,608

532,161	Akebono Brake Industry Co., Ltd.(a)	2,941,577

236,000	Daiseki Co., Ltd.	4,763,679

308,900	Elpida Memory, Inc.(a)(b)	3,606,807

June 30, 2011	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)
Japan (continued): 22.05%

148,200	HAJIME CONSTRUCTION Co., Ltd.	$3,884,256

208,507	Hoshizaki Electric Co., Ltd.	4,610,179

290,000	Izumi Co., Ltd.	4,340,724

63,400	Japan Petroleum Exploration Co., Ltd.	2,965,046

353,988	JSR Corp.	6,824,289

708,800	Keiyo Bank, Ltd.	3,556,987

93,841	Kobayashi Pharmaceutical Co., Ltd.	4,709,243

31,300	Musashi Seimitsu Industry Co., Ltd.	821,914

87,400	Nipro Corp.	1,582,873

183,500	Pola Orbis Holdings, Inc.	4,807,174

1,467,300	Sapporo Holdings, Ltd.	6,014,645

587,000	Shimadzu Corp.	5,351,941

704,571	Sumitomo Heavy Industries, Ltd.	4,883,555

192,700	Sundrug Co., Ltd.	6,103,782

281,304	THK Co., Ltd.	7,128,255

146,400	Tocalo Co., Ltd.	3,602,489

1,471,400	Tokyo Tatemono Co., Ltd.	5,336,921

556,949	Toshiba Plant Systems & Services Corp.	6,558,445

61,409	Toyo Tanso Co., Ltd.(a)	3,119,841

143,110	Tsumura & Co.	4,568,570

3,588	United Urban Investment Corp.	4,122,601

671,800	Yokogawa Electric Corp.(b)	5,699,514

		115,795,915

Netherlands: 3.72%

140,860	ASM International NV	5,557,145

51,733	Fugro NV	3,730,045

91,664	Nutreco NV	6,740,744

784,805	SNS REAAL NV(b)	3,504,183

		19,532,117

Norway: 2.02%

5,056,394	Marine Harvest ASA	4,054,375

233,824	TGS NOPEC Geophysical Co., ASA	6,557,291

		10,611,666

Shares		Value (Note 2)
Singapore: 1.66%

8,888,190	Golden Agri-Resources, Ltd.	$4,920,597

7,223,000	Midas Holdings, Ltd.(a)	3,822,315

		8,742,912

Spain: 3.02%

201,829	Grifols SA(b)	4,050,746

97,412	Obrascon Huarte Lain SA	3,722,275

1,740,880	Promotora de Informaciones SA, Class A(a)(b)	4,077,149

101,135	Viscofan SA	4,025,865

		15,876,035

Sweden: 2.10%

303,377	Alliance Oil Co., Ltd., SDR(b)	5,261,566

531,092	Meda AB, Class A	5,776,755

		11,038,321

Switzerland: 5.12%

46,108	BKW FMB Energie AG	2,840,790

487,167	Clariant AG(b)	9,311,656

12,675	Kuoni Reisen Holding AG(b)	4,899,643

27,094	Partners Group Holding AG	4,795,227

30,918	Sulzer AG	5,030,725

		26,878,041

United Kingdom: 19.78%

1,352,351	BBA Aviation Plc	4,720,759

323,775	Charter International Plc	4,115,586

403,459	Cookson Group Plc	4,354,666

549,239	Daily Mail & General Trust Plc NV, Class A	4,093,707

1,656,445	EnQuest Plc(b)	3,269,981

528,331	Homeserve Plc	4,265,179

364,212	Hunting Plc	4,471,764

576,818	IG Group Holdings Plc	4,040,050

980,451	Informa Plc	6,799,443

860,447	International Personal Finance Plc	5,080,624

937,467	Meggitt Plc	5,740,024

1,032,218	Melrose Plc	5,997,125

916,350	Mitchells & Butlers Plc(b)	4,632,710

539,204	Mondi Plc	5,369,799

See Notes to Financial Statements	47	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

United Kingdom (continued): 19.78%

929,520	Premier Farnell Plc	$3,714,679

906,400	Premier Oil Plc(b)	6,496,834

1,142,915	RPS Group Plc	4,497,773

323,372	Spectris Plc	8,262,446

146,167	Spirax-Sarco Engineering Plc	4,694,178

2,107,920	Spirent Communications Plc	5,040,847

775,361	St. James’s Place Capital Plc	4,231,030

		103,889,204

	Total Common Stocks (Cost $417,814,475)	509,554,995

PREFERRED STOCKS: 1.22%
Germany: 1.22%

115,206	Fuchs Petrolub AG		6,413,699

	Total Preferred Stocks (Cost $2,933,382)		6,413,699

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 1.58%
	Bank of America — Charlotte

7,766,740	0.030%, due 07/01/11	USD	7,766,740

	Brown Brothers Harriman & Co. — Grand Cayman

350	0.030%, due 07/01/11	NOK	65

80	0.030%, due 07/01/11	SEK	13

6	0.030%, due 07/01/11	GBP	9

	Citibank — New York

1,856,987	0.030%, due 07/01/11	HKD	238,635

	JPMorgan Chase — New York

15,028	0.030%, due 07/01/11	EUR	21,794

22,121,706	0.030%, due 07/01/11	JPY	274,787

	Total Short-Term Bank Debt Instruments (Cost $8,300,293)		8,302,043

	Total Investments: 99.82% (excluding investments purchased with cash collateral from securities loaned) (Cost $429,048,150)		524,270,737

Shares		Value (Note 2)

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 7.49%

39,356,247	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.080% 7 day-yield(c)	$39,356,247

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $39,356,247)	39,356,247

	Total Investments: 107.31% (Cost $468,404,397)	563,626,984

	Net Other Assets and Liabilities: (7.31)%	(38,402,351)

	Net Assets: 100.00%	$525,224,633

(a) Security, or portion of security, is currently on loan.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 1).

Percentages are stated as a percent of net assets.

Currency Abbreviations:

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

USD — U.S. Dollar

June 30, 2011	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 94.21%
Consumer Discretionary: 11.11%

16,000	Comcast Corp., Class A	$405,440

5,247	McDonald’s Corp.	442,427

7,420	Omnicom Group, Inc.	357,347

15,000	Staples, Inc.	237,000

11,740	Time Warner, Inc.	426,984

2,860	VF Corp.	310,482

		2,179,680

Consumer Staples: 9.65%

14,650	Archer-Daniels-Midland Co.	441,697

4,950	Coca-Cola Co.	333,086

6,000	McCormick & Co., Inc.	297,420

6,091	Procter & Gamble Co.	387,205

8,150	Wal-Mart Stores, Inc.	433,091

		1,892,499

Energy: 11.06%

4,790	Chevron Corp.	492,604

9,330	ConocoPhillips Corp.	701,522

7,270	Exxon Mobil Corp.	591,633

5,390	Royal Dutch Shell Plc, ADR	383,391

		2,169,150

Financials: 13.03%

6,660	American Express Co.	344,322

1,750	BlackRock, Inc.	335,667

6,470	Chubb Corp.	405,087

11,200	Invesco, Ltd.	262,080

8,830	JPMorgan Chase & Co.	361,500

3,849	Liberty Property Trust	125,400

8,064	MetLife, Inc.	353,768

10,710	NYSE Euronext, Inc.	367,032

		2,554,856

Health Care: 12.40%

6,280	Abbott Laboratories	330,454

4,690	Becton, Dickinson and Co.	404,137

13,000	Cardinal Health, Inc.	590,460

Shares		Value (Note 2)

6,600	Novartis AG, ADR	$403,326

25,260	Pfizer, Inc.	520,356

2,200	Techne Corp.	183,414

		2,432,147

Industrials: 12.77%

4,460	3M Co.	423,031

8,250	Emerson Electric Co.	464,063

6,810	General Dynamics Corp.	507,480

2,800	Lockheed Martin Corp.	226,716

2,720	Norfolk Southern Corp.	203,810

4,910	Stanley Black & Decker, Inc.	353,766

8,730	Waste Management, Inc.	325,367

		2,504,233

Information Technology: 17.73%

6,660	Automatic Data Processing, Inc.	350,849

22,010	Intel Corp.	487,741

2,820	International Business Machines Corp.	483,771

8,800	KLA-Tencor Corp.	356,224

7,720	Microchip Technology, Inc.	292,665

19,060	Microsoft Corp.	495,560

6,760	Qualcomm, Inc.	383,900

17,800	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	224,458

12,200	Texas Instruments, Inc.	400,526

		3,475,694

Materials: 3.88%

9,900	Bemis Co., Inc.	334,422

4,690	PPG Industries, Inc.	425,805

		760,227

Telecommunication Services: 2.58%

16,130	AT&T, Inc.	506,643

	Total Common Stocks (Cost $15,656,086)	18,475,129

See Notes to Financial Statements	49	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Equity Fund

Shares		Value (Note 2)

CONVERTIBLE PREFERRED STOCKS: 1.62%
Financials: 1.62%

12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	$318,542

	Total Convertible Preferred Stocks (Cost $323,544)	318,542
Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 3.76%

	HSBC Bank USA-New York

$737,317	0.030%, due 7/01/11	737,317

	Total Short-Term Bank Debt Instruments (Cost $737,317)	737,317

	Total Investments: 99.59% (Cost $16,716,947)	19,530,988

	Net Other Assets and Liabilities: 0.41%	80,393

	Net Assets: 100.00%	$19,611,381

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt.

June 30, 2011	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS: 82.03%
Argentina: 2.45%

7,700	YPF SA, Sponsored ADR	$346,885

Australia: 0.54%

25,000	Astro Japan Property Group(a)	76,036

Austria: 0.78%

2,000	Vienna Insurance Group AG Wiener Versicherung Gruppe	109,922

Brazil: 7.75%

16,100	BM&F Bovespa SA	106,463

3,900	Companhia de Bebidas das Americas, Preferred ADR	131,547

11,300	Companhia Energetica de Minas Gerais, Sponsored ADR	233,232

8,350	Itau Unibanco Holding SA, Preferred ADR	196,643

5,800	Totvs SA	105,286

11,200	Vale SA, Sponsored Preferred ADR	324,351

		1,097,522

Chile: 1.95%

6,200	Corpbanca SA, ADR	148,180

4,500	Lan Airlines SA, Sponsored ADR	128,340

		276,520

China: 11.24%

295,000	Agricultural Bank of China, Ltd., Class H(a)	155,766

31,000	China Life Insurance Co., Ltd., Class H(a)	107,035

219,000	China Petroleum & Chemical Corp., Class H(a)	222,304

10,900	Industrial & Commercial Bank of China, Ltd., Unsponsored ADR	166,552

373,000	Kingsoft Corp., Ltd.(a)	212,798

200,000	Lenovo Group, Ltd.(a)	114,977

32,800	Sinopharm Group Co., Ltd., Class H(a)	110,549

130,000	Sinotruk Hong Kong, Ltd.(a)	90,878

57,000	Yanzhou Coal Mining Co., Ltd., Class H(a)	219,614

379,500	Zijin Mining Group Co., Ltd., Class H(a)	191,001

		1,591,474

Columbia: 1.27%

2,700	BanColombia SA, Sponsored ADR	180,171

Shares		Value (Note 2)

Hong Kong: 5.15%

4,900	China Mobile, Ltd., Sponsored ADR	$229,222

192,000	First Pacific Co., Ltd.(a)	171,625

430,000	Guangdong Investment, Ltd.(a)	230,204

21,000	Kingboard Chemical Holdings, Ltd.(a)	97,563

		728,614

India: 0.17%

1,500	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)	24,339

Indonesia: 7.38%

683,000	PT AKR Corporindo Tbk(a)	169,526

1,340,300	PT Astra Graphia Tbk(a)	155,285

156,000	PT Bank Mandiri Tbk(a)	131,397

871,200	PT BW Plantation Tbk(a)	121,227

105,400	PT Tambang Batubara Bukit Asam Tbk(a)	256,265

6,100	PT Telekomunikasi Indonesia Tbk, Sponsored ADR	210,450

		1,044,150

Italy: 1.33%

12,400	Danieli & Compagnia Officine Meccaniche SpA(a)	187,762

Malaysia: 6.11%

59,300	Boustead Holdings Bhd(a)	121,548

91,700	Eng Kah Corp. Bhd	91,715

186,600	Genting Malaysia Bhd(a)	222,869

60,700	Hartalega Holdings Bhd(a)	112,247

40,000	Malayan Banking Bhd(a)	118,592

304,600	Masterskill Education Group Bhd(a)	198,003

		864,974

Mexico: 2.32%

3,100	Fomento Economico Mexicano SAB de CV, Sponsored ADR	206,119

53,000	Grupo Bimbo SAB de CV, Series A	122,672

		328,791

Nigeria: 0.83%

204,500	Nigerian Breweries Plc	117,336

See Notes to Financial Statements	51	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)
Philippines: 1.76%

51,100	Jollibee Foods Corp.(a)	$104,575

335,000	Manila Water Co.	144,096

		248,671

Poland: 1.67%

4,000	Bank Handlowy w Warszawie SA(a)	126,818

7,200	Powszechna Kasa Oszczednosci Bank Polski SA(a)	110,191

		237,009

Russia: 1.53%

3,400	Lukoil OAO, Sponsored ADR	216,750

Singapore: 1.58%

5,600	China Yuchai International, Ltd.	118,160

124,000	Hutchison Port Holdings Trust(c)	104,780

		222,940

South Africa: 3.44%

3,400	Kumba Iron Ore, Ltd.(a)	243,699

13,200	Reunert, Ltd.	119,335

6,400	Santam, Ltd.	123,991

		487,025

South Korea: 2.03%

9,700	JNK Heaters Co., Ltd.	148,092

24,600	Tae-Yang, Inc. Co., Ltd.(a)	139,478

		287,570

Taiwan: 7.48%

360,000	China Development Financial Holding Corp.(a)	146,440

170,000	Chinatrust Financial Holding Co., Ltd.(a)	148,456

165,000	Formosan Rubber Group, Inc.(a)	174,397

282,000	Inventec Co., Ltd.(a)	147,591

68,000	Quanta Computer, Inc.(a)	161,555

48,000	Sino-American Silicon Products, Inc.(a)(c)	158,830

9,600	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	121,056

		1,058,325

Thailand: 6.45%

192,400	Bangkok Expressway Pcl	112,090

125,000	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt(a)	120,357

Shares		Value (Note 2)

142,000	Hana Microelectronic Pcl(a)(c)	$107,953

44,700	PTT Exploration & Production Pcl(a)	249,645

130,700	Robinson Department Store Pcl(a)(c)	135,392

30,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt(a)	108,791

100,000	SNC Former Pcl, Non-Voting Depository Receipt(a)	78,293

		912,521

Turkey: 6.82%

40,800	Anadolu Hayat Emeklilik AS	102,314

22,000	Aselsan Elektronik Sanayi Ve Ticaret AS	121,725

27,000	Aygaz AS	174,677

17,300	Pinar SUT Mamulleri Sanayii AS(a)	171,221

12,600	Turk Traktor ve Ziraat Makineleri AS(a)	289,120

23,300	Turkiye Garanti Bankasi AS(a)	105,730

		964,787

	Total Common Stocks (Cost $11,870,166)	11,610,094

PREFERRED STOCKS: 1.07%
South Korea: 1.07%

2,100	Hyundai Motor Co., Ltd., Preferred Shares(a)		150,874

	Total Preferred Stocks (Cost $147,229)		150,874

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 10.74%
	Brown Brothers Harriman & Co. — Grand Cayman

30,629	0.030%, due 07/01/11	HKD	3,936

	Citibank — New York

1,443,886	0.030%, due 07/01/11	USD	1,443,886

	JPMorgan Chase — New York

49,522	0.030%, due 07/01/11	EUR	71,814

	Total Short-Term Bank Debt Instruments (Cost $1,517,570)		1,519,636

	Total Investments: 93.84% (Cost $13,534,965)		13,280,604

	Net Other Assets and Liabilities: 6.16%		872,357

	Net Assets: 100.00%		$14,152,961

June 30, 2011	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

(a) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $24,339 representing 0.17% of net assets.

(c) Non-income producing security.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At June 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-Mini MSCI Emerging Markets Index Future	Long	38	09/19/11	$2,196,400	$66,794
				$2,196,400	$66,794

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Currency Abbreviations:

EUR — Euro

HKD — Hong Kong Dollar

USD — U.S. Dollar

See Notes to Financial Statements	53	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Enhanced Fund

Shares		Value (Note 2)

PURCHASED OPTIONS: 0.27%
287	iShares FTSE China 25 Index Fund, Expiration: November 2011 at $45.00 Call	$43,624

	Total Purchased Options (Cost $75,481)	43,624

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 93.43%
	Citibank-New York

$15,251,577	0.030%, due 07/01/11	15,251,577

	Total Short-Term Bank Debt Instruments (Cost $15,251,577)	15,251,577

	Total Investments: 93.70% (Cost $15,327,058)	15,295,201

	Net Other Assets and Liabilities: 6.30%	1,029,147

	Net Assets: 100.00%	$16,324,348

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At June 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
S&P 500 E-Mini Future	Long	310	09/19/11	$20,390,250	$88,542
				$20,390,250	$88,542

Investment Abbreviations:

FTSE — Financial Times Stock Exchange

June 30, 2011	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Growth Fund

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 24.23%
1,568,017	SPDR S&P 500 ETF Trust	$206,931,204

	Total Exchange-Traded Funds (Cost $183,284,250)	206,931,204

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 71.91%
	Bank of America — Charlotte

$164,194,047	0.030%, due 07/01/11	164,194,047

	Citibank — New York

225,000,000	0.030%, due 07/01/11	225,000,000

	JPMorgan Chase — New York

225,000,000	0.030%, due 07/01/11	225,000,000

	Total Short-Term Bank Debt Instruments (Cost $614,194,047)	614,194,047

	Total Investments: 96.14% (Cost $797,478,297)	821,125,251

	Net Other Assets and Liabilities: 3.86%	32,952,784

	Net Assets: 100.00%	$854,078,035

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At June 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
S&P 500 E-Mini Future	Long	6,586	09/19/11	$433,194,150	$1,652,935
				$433,194,150	$1,652,935

Investment Abbreviations:

ETF — Exchange-Traded Fund

See Notes to Financial Statements	55	June 30, 2011

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 23.72%
Federal Home Loan Mortgage Corp (FHLMC): 3.63%

	FHLMC

$2,948	2.103%, 01/01/26(a)	$3,032

51,971	2.183%, 08/01/19(a)	52,125

15,078	2.250%, 01/01/23(a)	15,436

3,395	2.310%, 03/01/17(a)	3,425

251	2.315%, 11/01/18(a)	261

52,848	2.365%, 02/01/23(a)	53,328

5,515	2.375%, 05/01/18(a)	5,555

4,400	2.375%, 08/01/18(a)	4,425

35,531	2.381%, 12/01/29(a)	37,111

26,888	2.382%, 07/01/19(a)	26,982

15,053	2.405%, 12/01/20(a)	15,796

17,345	2.411%, 12/01/18(a)	18,184

10,447	2.415%, 11/01/18(a)	10,928

3,260	2.415%, 09/01/30(a)	3,417

5,204	2.421%, 09/01/27(a)	5,456

4,844	2.458%, 12/01/27(a)	5,079

39,798	2.460%, 12/01/18(a)	40,177

4,235	2.475%, 07/01/18(a)	4,458

12,411	2.475%, 02/01/32(a)	13,024

43,680	2.494%, 10/01/33(a)	45,661

5,271	2.500%, 03/01/24(a)	5,304

5,186	2.511%, 12/01/27(a)	5,447

18,265	2.526%, 10/01/27(a)	19,204

36,742	2.532%, 08/01/30(a)	38,680

2,132	2.540%, 06/01/18(a)	2,146

37,740	2.555%, 07/01/31(a)	38,145

67,965	2.559%, 07/01/24(a)	68,939

8,900	2.625%, 07/01/22(a)	8,921

2,957	2.650%, 11/01/19(a)	2,967

7,396	2.706%, 11/01/27(a)	7,744

36,514	2.713%, 10/01/30(a)	37,899

41,072	2.716%, 07/01/32(a)	42,981

26,084	2.742%, 04/01/30(a)	27,366

18,940	2.750%, 07/01/18(a)	19,632

Principal Amount		Value (Note 2)

$57,345	2.800%, 10/01/20(a)	$57,413

6,376	2.918%, 08/01/23(a)	6,642

8,824	2.951%, 03/01/20(a)	8,847

16,479	3.281%, 10/01/35(a)	17,241

65,559	3.381%, 08/01/36(a)	69,070

3,492	3.578%, 10/01/22(a)	3,676

9,985	3.970%, 08/01/19(a)	10,013

5,751	4.082%, 09/01/18(a)	6,065

5,864	4.398%, 04/01/21(a)	6,175

12,650	4.575%, 11/01/19(a)	12,744

15,280	4.740%, 03/01/19(a)	16,150

69,397	4.780%, 04/01/24(a)	73,032

5,947	4.820%, 05/01/20(a)	6,311

4,582	5.504%, 08/01/24(a)	4,919

420,217	5.856%, 04/01/36(a)	452,913

28,560	5.947%, 06/01/36(a)	30,875

	FHLMC, Gold	133,273

132,479	2.473%, 03/01/27(a)

146,613	2.680%, 02/01/29(a)	154,390

		1,758,984

Federal National Mortgage Association (FNMA): 16.22%

	FNMA	15,717

15,746	0.760%, 01/01/31(a)

4,467	1.428%, 06/01/21(a)	4,417

126,323	1.695%, 06/01/40(a)	128,533

74,538	1.695%, 06/01/40(a)	75,910

32,988	1.695%, 10/01/40(a)	33,576

5,777	1.696%, 09/01/33(a)	5,938

12,260	1.723%, 03/01/28(a)	12,672

9,661	1.741%, 11/01/33(a)	10,040

4,770	1.794%, 11/01/33(a)	4,933

241,694	1.800%, 03/01/34(a)	244,454

6,765	1.938%, 01/01/17(a)	6,843

163,613	2.010%, 02/01/33(a)	170,777

17,676	2.035%, 03/01/35(a)	18,530

June 30, 2011	56	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 16.22%

$7,577	2.041%, 12/01/24(a)	$7,793

15,252	2.045%, 04/01/33(a)	15,960

80,712	2.061%, 10/01/32(a)	83,011

29,348	2.079%, 07/01/34(a)	30,773

167,923	2.115%, 05/01/34(a)	175,867

35,326	2.125%, 06/01/19(a)	35,987

11,566	2.130%, 09/01/24(a)	11,769

80,455	2.198%, 02/01/25(a)	83,094

7,695	2.225%, 08/01/29(a)	8,010

485,141	2.236%, 11/01/35(a)	500,863

393,116	2.267%, 11/01/35(a)	405,450

916	2.275%, 01/01/20(a)	922

22,455	2.282%, 11/01/22(a)	23,030

6,136	2.283%, 12/01/35(a)	6,361

206,596	2.315%, 11/01/17(a)	215,176

18,276	2.324%, 04/01/18(a)	18,750

38,768	2.343%, 01/01/36(a)	40,456

1,445	2.355%, 07/01/25(a)	1,515

51,336	2.358%, 11/01/35(a)	53,454

84,897	2.391%, 05/01/33(a)	88,989

368,680	2.394%, 07/01/34(a)	369,648

54,658	2.398%, 11/01/31(a)	56,870

62,955	2.399%, 01/01/21(a)	66,210

43,708	2.431%, 10/01/25(a)	45,800

24,770	2.439%, 12/01/26(a)	25,912

14,776	2.443%, 01/01/28(a)	15,484

87,245	2.448%, 06/01/33(a)	87,322

24,061	2.449%, 08/01/36(a)	25,188

18,533	2.450%, 05/01/24(a)	18,622

49,756	2.454%, 05/01/19(a)	51,280

11,371	2.455%, 10/01/28(a)	11,863

77,016	2.458%, 07/01/36(a)	80,306

59,561	2.465%, 02/01/34(a)	62,470

67,733	2.465%, 02/01/35(a)	68,160

1,177	2.470%, 10/01/27(a)	1,239

Principal Amount		Value (Note 2)

$60,263	2.476%, 12/01/30(a)	$63,452

4,465	2.476%, 05/01/33(a)	4,682

105,685	2.480%, 07/01/34(a)	111,011

99,459	2.490%, 11/01/33(a)	104,057

37,275	2.491%, 01/01/33(a)	37,474

41,360	2.528%, 12/01/35(a)	42,060

423,392	2.541%, 11/01/33(a)	443,792

68,915	2.542%, 09/01/33(a)	72,166

46,488	2.573%, 08/01/32(a)	48,679

12,855	2.578%, 09/01/33(a)	13,560

40,943	2.621%, 08/01/35(a)	42,291

74,590	2.626%, 07/01/36(a)	78,134

17,354	2.630%, 06/01/33(a)	17,357

58,396	2.641%, 04/01/32(a)	58,919

9,689	2.653%, 07/01/28(a)	10,206

545,022	2.696%, 09/01/32(a)	571,651

3,689	2.699%, 09/01/37(a)	3,859

90,081	2.702%, 06/01/32(a)	91,278

1,402	2.710%, 10/01/16(a)	1,415

573	2.710%, 07/01/17(a)	579

34,980	2.719%, 08/01/33(a)	36,247

141,691	2.751%, 05/01/34(a)	148,748

24,673	2.804%, 11/01/26(a)	26,043

45,055	2.815%, 01/01/18(a)	45,926

76,377	2.821%, 01/01/31(a)	78,403

28,610	2.824%, 03/01/36(a)	29,434

16,659	2.848%, 02/01/26(a)	17,578

59,949	2.875%, 08/01/30(a)	60,158

39,768	3.014%, 11/01/36(a)	40,732

1,073	3.088%, 03/01/30(a)	1,127

33,145	3.101%, 08/01/34(a)	34,616

69,577	3.109%, 06/01/36(a)	73,100

57,982	3.280%, 01/01/25(a)	60,919

107,446	3.395%, 09/01/31(a)	108,029

3,187	3.571%, 08/01/26(a)	3,285

See Notes to Financial Statements	57	June 30, 2011

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 16.22%

$66,849	3.571%, 09/01/30(a)	$70,088

5,786	3.825%, 01/01/19(a)	5,980

76,011	3.903%, 12/01/30(a)	79,538

30,156	4.094%, 07/01/17(a)	31,661

221,821	4.110%, 05/01/36(a)	227,119

58,261	4.122%, 02/01/26(a)	61,014

4,859	4.345%, 08/01/20(a)	4,899

10,707	4.419%, 10/01/19(a)	11,271

39,153	4.571%, 12/01/19(a)	41,425

6,973	4.606%, 04/01/29(a)	7,153

11,860	4.690%, 06/01/19(a)	12,407

1,181	4.819%, 12/01/26(a)	1,209

10,007	4.906%, 03/01/27(a)	10,259

1,052,365	5.000%, 02/01/34	1,124,390

1,064	5.242%, 05/01/18(a)	1,106

28,913	5.613%, 04/01/36(a)	30,942

22,563	6.750%, 12/01/16(a)	23,408

		7,850,780

Government National Mortgage Association (GNMA): 3.87%

	GNMA

58,692	1.750%, 02/20/30(a)	60,337

45,679	1.750%, 01/20/32(a)	46,960

86,860	1.750%, 02/20/32(a)	89,555

28,454	1.750%, 02/20/32(a)	29,252

117,488	1.750%, 10/20/37(a)	120,879

41,733	1.875%, 10/20/29(a)	42,977

68,729	1.875%, 12/20/32(a)	70,779

80,449	2.000%, 03/20/33(a)	83,093

77,143	2.125%, 10/20/25(a)	79,565

5,546	2.125%, 12/20/26(a)	5,720

77,891	2.125%, 10/20/27(a)	80,337

51,268	2.125%, 12/20/29(a)	52,879

67,984	2.250%, 01/20/29(a)	70,303

19,628	2.250%, 01/20/29(a)	20,298

55,916	2.250%, 03/20/29(a)	57,823

85,665	2.250%, 10/20/35(a)	88,451

Principal Amount		Value (Note 2)

$51,976	2.375%, 03/20/22(a)	$53,803

6,749	2.375%, 03/20/22(a)	6,986

128,056	2.375%, 01/20/23(a)	132,558

15,823	2.375%, 01/20/24(a)	16,380

6,210	2.375%, 02/20/24(a)	6,428

45,797	2.375%, 03/20/24(a)	47,407

25,926	2.375%, 03/20/24(a)	26,838

48,699	2.375%, 01/20/27(a)	50,411

51,315	2.375%, 02/20/27(a)	53,119

57,072	2.375%, 03/20/27(a)	59,079

56,708	2.500%, 03/20/32(a)	58,760

92,844	2.500%, 03/20/34(a)	96,204

4,913	2.625%, 07/20/27(a)	5,095

4,121	2.625%, 07/20/27(a)	4,274

45,171	2.625%, 08/20/33(a)	46,850

14,516	3.000%, 10/20/18(a)	15,041

10,862	3.375%, 05/20/21(a)	11,328

4,874	3.375%, 04/20/22(a)	5,083

4,370	3.375%, 04/20/27(a)	4,557

2,440	3.375%, 06/20/27(a)	2,544

14,201	3.500%, 01/20/19(a)	14,786

90,051	3.500%, 05/20/34(a)	94,091

62,272	4.000%, 03/20/16(a)	64,952

		1,875,782

	Total Agency Pass-Through Securities (Cost $11,398,379)	11,485,546

ASSET-BACKED SECURITIES: 5.36%

	Charming Shoppes Master Trust, Series 2007-1A, Class A1	250,760

250,000	1.437%, 09/15/17(a)

	Chase Issuance Trust, Series 2006-A8, Class A8	783,638

785,000	0.247%, 02/16/16(a)

	Citibank Omni Master Trust, Series 2009-A8, Class A8	1,113,484

1,100,000	2.287%, 05/16/16(a)(b)

June 30, 2011	58	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

ASSET-BACKED SECURITIES (continued): 5.36%

	US Education Loan Trust Llc, Series 2007-1A, Class 1A2

$448,645	0.604%, 09/01/19(a)(b)	$447,153

	Total Asset-Backed Securities (Cost $2,597,951)	2,595,035

COLLATERALIZED MORTGAGE OBLIGATIONS: 8.33%
	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F
505,921	5.440%, 09/15/30(b)	524,628
	Commercial Mortgage Asset Trust, Series 1999-C1, Class B
1,100,000	7.230%, 01/17/32	1,202,099
	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
240,979	5.183%, 11/15/36	248,875
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
844,012	5.500%, 09/25/33	879,170
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5
300,000	4.654%, 01/12/37	308,687
	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2
468,878	5.303%, 02/15/40	478,410
	Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A3
390,941	4.445%, 11/15/35	393,382
	Total Collateralized Mortgage Obligations (Cost $4,046,672)	4,035,251

CORPORATE BONDS: 30.22%
Communications: 1.16%

	AT&T, Inc., Sr. Unsec. Notes

500,000	6.700%, 11/15/13	560,880

Financials: 25.31%

	Barclays Bank Plc, Sr. Unsec. Notes

1,250,000	1.150%, 01/13/14(a)	1,251,875

	Branch Banking & Trust Co., Sub. Notes	301,997

321,000	0.559%, 05/23/17(a)

1,250,000	0.570%, 09/13/16(a)	1,208,427

Principal Amount		Value (Note 2)

	Danske Bank A/S, Sr. Unsec. Notes

$1,000,000	1.331%, 04/14/14(a)(b)	$1,000,826

	Federal Realty Investment Trust, Sr. Unsec. Notes

500,000	5.400%, 12/01/13	538,200

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

1,250,000	0.697%, 03/22/16(a)	1,180,163

	HCP, Inc., Sr. Unsec. Notes

1,100,000	2.700%, 02/01/14	1,116,249

	JPMorgan Chase Bank NA, Sub. Notes

1,250,000	0.580%, 06/13/16(a)	1,171,655

	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN

750,000	0.522%, 12/04/12(a)	744,207

	Morgan Stanley, Sr. Unsec. Notes

750,000	0.590%, 01/09/14(a)	731,657

	National Australia Bank, Ltd., Sr. Unsec. Notes

300,000	1.010%, 04/11/14(a)(b)	299,921

	National City Bank, Sub. Notes

500,000	0.622%, 06/07/17(a)	469,138

	Wachovia Bank NA, Sub. Notes

1,250,000	0.577%, 03/15/16(a)	1,189,024

	WEA Finance Llc/WCI Finance Llc, Gtd. Notes

1,000,000	5.400%, 10/01/12(b)	1,050,980

		12,254,319

Industrials: 1.12%

	Cargill, Inc., Sr. Unsec. Notes

500,000	5.000%, 11/15/13(b)	544,127

Utilities: 2.63%

	Alabama Power Capital Trust V, Ltd. Gtd. Notes

750,000	3.346%, 10/01/42(a)	747,533

	Enel Finance International NV, Gtd. Notes

500,000	5.700%, 01/15/13(b)	526,641

		1,274,174

	Total Corporate Bonds (Cost $14,618,354)	14,633,500

See Notes to Financial Statements	59	June 30, 2011

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 3.56%

	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3

$500,000	1.860%, 06/01/13(a)	$500,054

	Eagle County Colorado Airport Terminal Corp., Taxable, Revenue Bonds (Arpt Terminal Project), Series B

150,000	2.050%, 05/01/12	149,975

	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III

300,000	1.770%, 10/01/13	300,129

	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A

60,000	5.890%, 12/01/13	64,771

	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B

50,000	2.026%, 07/01/14	50,634

	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.

150,000	5.571%, 06/01/14	164,184

	Peralta California Community College District, Limited Obligation Revenue Bonds

475,000	5.400%, 11/01/12	494,770

	Total Municipal Bonds (Cost $1,723,447)	1,724,517

Par Value		Value (Note 2)

SHORT-TERM SECURITIES: 4.13%

	U.S. Treasury Bills, Discount Notes

$2,000,000	0.035%, due 07/28/11(c)(d)	$1,999,948

	Total Short-Term Securities (Cost $1,999,948)	1,999,948

SHORT-TERM BANK DEBT INSTRUMENTS: 15.58%

	Citibank — New York

6,936,253	0.030%, due 07/01/11	6,936,253

	JPMorgan Chase — New York

608,511	0.030%, due 07/01/11	608,511

	Total Short-Term Bank Debt Instruments (Cost $7,544,764)	7,544,764

	Total Investments: 90.90% (Cost $43,929,515)	44,018,561

	Net Other Assets and Liabilities: 9.10%	4,404,552

	Net Assets: 100.00%	$48,423,113

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,507,760, representing 11.37% of net assets.

(c) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(d) Security, or portion of security, is being held as collateral for swap contracts.

Percentages are stated as a percent of net assets.

June 30, 2011	60	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse International	CS Momentum & Volatility Enhanced Return Strategy Custom 15-Total Return Bullet	125 Bps	Total Return	07/05/11	47,340,184	$895,045
					47,340,184	$895,045

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	61	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND
ASSETS:
Investments, at value	$40,540,832	$296,839,560	$29,011,601
Foreign currency, at value (Cost $0, $0 and $12,138, respectively)	0	0	12,277
Deposit with broker for securities sold short	0	23,720,211	0
Receivable for investments sold	0	4,914,380	0
Receivable for shares sold	59,685	1,735,772	0
Receivable due from advisor	0	0	10,346
Interest and dividends receivable	62,570	3,466,137	558,604
Other assets	20,433	29,804	12,062

Total Assets	40,683,520	330,705,864	29,604,890

LIABILITIES:
Securities sold short (Proceeds $0, $116,017,811 and $0, respectively)	0	117,848,892	0
Unrealized loss on forward contracts	—	—	25,517
Payable for interest on short sales	—	1,053,103	—
Payable for investments purchased	0	7,348,973	0
Payable for shares redeemed	138,266	76,385	0
Payable to advisor	32,682	217,545	0
Payable for distribution and service fees	21,793	62,392	6,342
Payable to trustees	3,241	1,900	382
Payable for chief compliance officer fee	38	1,057	100
Payable to ReFlow (Note 2)	0	0	190
Accrued expenses and other liabilities	38,992	76,885	26,242

Total Liabilities	235,012	126,687,132	58,773

NET ASSETS	$40,448,508	$204,018,732	$29,546,117

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$48,506,098	$202,780,216	$26,981,997
Accumulated net investment income/(loss)	(69,107)	56,147	4,290
Accumulated net realized gain/(loss) on investments, securities sold short, futures contracts and foreign currency transactions	(16,821,992)	(1,807,759)	2,535,535
Net unrealized appreciation on investments, securities sold short, futures contracts and translation of assets and liabilities in foreign currencies	8,833,509	2,990,128	24,295

TOTAL NET ASSETS	$40,448,508	$204,018,732	$29,546,117

INVESTMENTS, AT COST	$31,707,323	$292,018,351	$28,962,779

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.14	$8.15	$11.81
Net Assets	$173,263	$146,605,636	$13,659,192
Shares of beneficial interest outstanding	11,441	17,978,049	1,156,666
Institutional Class:
Net Asset Value, offering and redemption price per share	—	$8.10	$11.75
Net Assets	—	$32,591,504	$13,339,641
Shares of beneficial interest outstanding	—	4,022,046	1,135,603

June 30, 2011	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD BANKING AND FINANCE FUND (continued)	FORWARD CREDIT ANALYSIS LONG/SHORT FUND (continued)	FORWARD EM CORPORATE DEBT FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	$15.87	$8.15	—
Net Assets	$24,313,467	$2,271,426	—
Shares of beneficial interest outstanding	1,532,486	278,728	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.84	$8.65	—
Class C:
Net Asset Value, offering and redemption price per share	$14.76	$8.16	$11.84
Net Assets	$15,961,778	$16,831,205	$2,547,284
Shares of beneficial interest outstanding	1,081,691	2,063,137	215,158
Class M:
Net Asset Value, offering and redemption price per share	—	$8.10	—
Net Assets	—	$5,718,961	—
Shares of beneficial interest outstanding	—	705,699	—

See Notes to Financial Statements	63	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERGING MARKETS FUND	FORWARD FOCUS FUND	FORWARD GROWTH FUND
ASSETS:
Investments, at value(a)	$113,900,900	$12,675,392	$136,698,271
Foreign currency, at value (Cost $1,408,497, $0 and $0, respectively)	1,414,677	0	0
Deposit with broker for futures contracts	1,757,419	0	0
Variation margin receivable	85,491	0	0
Receivable for investments sold	505,735	0	478,273
Receivable for shares sold	156,190	8,048	35,405
Interest and dividends receivable	637,626	10,616	27,514
Other assets	27,666	13,024	24,815

Total Assets	118,485,704	12,707,080	137,264,278

LIABILITIES:
Payable for investments purchased	927,601	0	530,525
Payable for shares redeemed	1,342,709	45	49,884
Payable for collateral upon return of securities loaned	409,775	0	7,766,668
Payable to advisor	83,990	4,695	72,694
Payable for distribution and service fees	18,948	3,220	18,663
Payable to trustees	4,483	156	439
Payable for chief compliance officer fee	2,453	42	73
Payable to ReFlow (Note 2)	1,639	0	0
Accrued expenses and other liabilities	217,733	40,595	62,590

Total Liabilities	3,009,331	48,753	8,501,536

NET ASSETS	$115,476,373	$12,658,327	$128,762,742

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$67,464,426	$9,853,107	$90,977,236
Accumulated net investment income/(loss)	1,657,554	(4,984)	(559,339)
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	25,361,043	908,323	(690,097)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	20,993,350	1,901,881	39,034,942

TOTAL NET ASSETS	$115,476,373	$12,658,327	$128,762,742

INVESTMENTS, AT COST	$92,998,682	$10,773,511	$97,663,329

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$20.98	$11.07	$15.23
Net Assets	$55,558,483	$1,282,915	$871,359
Shares of beneficial interest outstanding	2,648,690	115,931	57,202
Institutional Class:
Net Asset Value, offering and redemption price per share	$21.37	$11.22	$15.39
Net Assets	$59,644,380	$5,421,584	$77,501,999
Shares of beneficial interest outstanding	2,791,051	483,385	5,036,907
Class A:
Net Asset Value, offering and redemption price per share	—	$11.00	$15.24
Net Assets	—	$5,953,828	$47,516,128
Shares of beneficial interest outstanding	—	541,186	3,116,971
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)		$11.67	$16.17

June 30, 2011	64	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD EMERGING MARKETS FUND (continued)	FORWARD FOCUS FUND (continued)	FORWARD GROWTH FUND (continued)
Class C:
Net Asset Value, offering and redemption price per share	—	—	$14.09
Net Assets	—	—	$2,873,256
Shares of beneficial interest outstanding	—	—	203,941
Class M:
Net Asset Value, offering and redemption price per share	$21.40	—	—
Net Assets	$273,510	—	—
Shares of beneficial interest outstanding	12,778	—	—

(a) At June 30, 2011, securities with a market value of $379,730, $0 and $7,647,002, respectively, were on loan to brokers.

See Notes to Financial Statements	65	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
ASSETS:
Investments, at value(a)	$7,990,146	$563,626,984	$19,530,988
Foreign currency, at value (Cost $2,347, $33 and $0, respectively)	2,357	33	0
Receivable for investments sold	72,628	4,510,714	218,861
Receivable for shares sold	46,104	297,485	94
Receivable due from advisor	2,069	0	0
Interest and dividends receivable	51,287	867,425	44,162
Other assets	56,109	131,011	12,184

Total Assets	8,220,700	569,433,652	19,806,289

LIABILITIES:
Payable for investments purchased	217,028	3,691,122	156,132
Payable for shares redeemed	13,161	462,291	6,247
Payable for collateral upon return of securities loaned	0	39,356,247	0
Payable to advisor	0	431,594	7,995
Payable for distribution and service fees	1,434	44,367	6,508
Payable to trustees	2,931	1,634	544
Payable for chief compliance officer fee	0	1,167	8
Payable to ReFlow (Note 2)	0	4,145	0
Accrued expenses and other liabilities	24,146	216,452	17,474

Total Liabilities	258,700	44,209,019	194,908

NET ASSETS	$7,962,000	$525,224,633	$19,611,381

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$40,470,280	$650,339,507	$18,545,701
Accumulated net investment income/(loss)	(31,473)	2,152,685	286,267
Accumulated net realized loss on investments and foreign currency transactions	(33,302,974)	(222,534,670)	(2,034,628)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	826,167	95,267,111	2,814,041

TOTAL NET ASSETS	$7,962,000	$525,224,633	$19,611,381

INVESTMENTS, AT COST	$7,164,748	$468,404,397	$16,716,947

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.34	$15.05	$11.07
Net Assets	$3,900,673	$67,892,417	$15,567
Shares of beneficial interest outstanding	417,813	4,511,351	1,407
Institutional Class:
Net Asset Value, offering and redemption price per share	$7.96	$15.09	$10.95
Net Assets	$4,051,644	$455,690,712	$5,345,228
Shares of beneficial interest outstanding	508,901	30,202,708	487,972
Class A:
Net Asset Value, offering and redemption price per share	—	$15.05	$11.06
Net Assets	—	$1,533,636	$14,250,586
Shares of beneficial interest outstanding	—	101,898	1,288,052
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)		$15.97	$11.73

June 30, 2011	66	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND (continued)	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)	FORWARD LARGE CAP EQUITY FUND (continued)
Class M:
Net Asset Value, offering and redemption price per share	$7.96	$15.09	—
Net Assets	$9,683	$107,868	—
Shares of beneficial interest outstanding	1,216	7,149	—

(a) At June 30, 2011, securities with a market value of $0, $36,695,010 and $0, respectively, were on loan to brokers.

See Notes to Financial Statements	67	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND
ASSETS:
Investments, at value	$13,280,604	$15,295,201	$821,125,251
Foreign currency, at value (Cost $3,874, $0 and $0, respectively)	3,885	0	0
Deposit with broker for futures contracts	967,157	992,407	29,840,006
Variation margin receivable	66,794	88,542	1,652,935
Receivable for shares sold	0	33,862	6,413,998
Interest and dividends receivable	52,624	0	984,119
Other assets	694	7,251	63,757

Total Assets	14,371,758	16,417,263	860,080,066

LIABILITIES:
Payable for investments purchased	194,851	0	0
Payable for shares redeemed	0	26,664	4,613,601
Payable to advisor	7,181	27,709	873,098
Payable for distribution and service fees	741	5,221	264,771
Payable to trustees	162	0	11,544
Payable for chief compliance officer fee	41	0	6,576
Accrued expenses and other liabilities	15,821	33,321	232,441

Total Liabilities	218,797	92,915	6,002,031

NET ASSETS	$14,152,961	$16,324,348	$854,078,035

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$14,666,020	$16,674,426	$827,006,361
Accumulated net investment income/(loss)	9,309	(99,170)	(5,700,089)
Accumulated net realized gain/(loss) on investments, futures contracts and foreign currency transactions	(334,650)	(307,593)	7,471,874
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(187,718)	56,685	25,299,889

TOTAL NET ASSETS	$14,152,961	$16,324,348	$854,078,035

INVESTMENTS, AT COST	$13,534,965	$15,327,058	$797,478,297

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$23.61	$25.20	$26.40
Net Assets	$690,242	$9,054,879	$256,133,929
Shares of beneficial interest outstanding	29,240	359,377	9,702,477
Institutional Class:
Net Asset Value, offering and redemption price per share	$23.61	$25.24	$26.55
Net Assets	$12,167,588	$4,121,358	$84,867,296
Shares of beneficial interest outstanding	515,357	163,282	3,196,636
Class A:
Net Asset Value, offering and redemption price per share	—	$25.16	$26.31
Net Assets	—	$885,117	$109,228,375
Shares of beneficial interest outstanding	—	35,183	4,151,405
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)		$26.69	$27.92

June 30, 2011	68	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND (continued)	FORWARD TACTICAL ENHANCED FUND (continued)	FORWARD TACTICAL GROWTH FUND (continued)
Class C:
Net Asset Value, offering and redemption price per share	$23.61	$25.11	$26.12
Net Assets	$637,341	$2,204,408	$144,942,334
Shares of beneficial interest outstanding	27,000	87,787	5,549,120
Class M:
Net Asset Value, offering and redemption price per share	$23.61	$25.24	$26.56
Net Assets	$657,790	$58,586	$258,906,101
Shares of beneficial interest outstanding	27,863	2,321	9,748,255

See Notes to Financial Statements	69	June 30, 2011

Consolidated Statement of Assets and Liabilities (Unaudited)

FORWARD COMMODITY LONG/SHORT STRATEGY FUND
ASSETS:
Investments, at value	$44,018,561
Deposit with broker for swap contracts	3,991,253
Unrealized gain on swap contracts	895,045
Receivable for investments sold	18,388
Receivable for shares sold	170,089
Interest and dividends receivable	120,631
Other assets	4,151

Total Assets	49,218,118

LIABILITIES:
Payable for swap contract payments	46,152
Payable for investments purchased	647,434
Payable for shares redeemed	300
Payable to advisor	38,102
Payable for distribution and service fees	4,447
Payable to trustees	18
Accrued expenses and other liabilities	58,552

Total Liabilities	795,005

NET ASSETS	$48,423,113

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$46,478,039
Accumulated net investment loss	(100,435)
Accumulated net realized gain on investments and swap contracts	1,061,418
Net unrealized appreciation on investments and swap contracts	984,091

TOTAL NET ASSETS	$48,423,113

INVESTMENTS, AT COST	$43,929,515

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$27.37
Net Assets	$11,069,676
Shares of beneficial interest outstanding	404,485
Institutional Class:
Net Asset Value, offering and redemption price per share	$27.40
Net Assets	$9,626,045
Shares of beneficial interest outstanding	351,329
Class C:
Net Asset Value, offering and redemption price per share	$27.34
Net Assets	$1,161,198
Shares of beneficial interest outstanding	42,470
Class Z:
Net Asset Value, offering and redemption price per share	$27.37
Net Assets	$26,566,194
Shares of beneficial interest outstanding	970,488

June 30, 2011	70	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD BANKING AND FINANCE FUND	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND
INVESTMENT INCOME:
Interest	$120	$8,502,325	$570,820
Dividends	383,969	137,463	—
Foreign taxes withheld	(162)	0	(1,254)

Total Investment Income	383,927	8,639,788	569,566

EXPENSES:
Investment advisory fee	215,937	1,416,338	72,175
Interest on short sales	—	2,537,197	—
Administration fee	15,787	62,163	22,034
Custodian fee	1,703	12,202	12,526
Legal and audit fee	12,923	31,911	43,437
Transfer agent fee	31,308	49,087	2,366
Trustees’ fees and expenses	1,694	8,411	792
Registration/filing fees	13,539	46,226	5,910
Reports to shareholder and printing fees	11,047	21,608	2,570
Distribution and service fees
Investor Class	—	282,517	17,980
Institutional Class	—	6,098	—
Class A	59,241	6,264	—
Class C	84,159	74,061	11,572
Class M	—	1,527	—
Chief compliance officer fee	1,037	5,219	517
ReFlow fees (Note 2)	1,422	—	205
Other	3,237	9,581	2,265

Total expenses before waiver	453,034	4,570,410	194,349
Less fees waived/reimbursed by investment advisor (Note 3)	0	(161,433)	(62,781)

Total Net Expenses	453,034	4,408,977	131,568

NET INVESTMENT INCOME/(LOSS):	(69,107)	4,230,811	437,998

Net realized gain/(loss) on investments	1,238,046	(4,010,734)	1,153,197
Net realized gain on securities sold short	0	2,084,149	0
Net realized loss on futures contracts	0	0	(14,099)
Net realized gain on foreign currency transactions	0	0	1,488,307
Net change in unrealized appreciation/(depreciation) on investments	(1,317,571)	10,069,266	(1,674,204)
Net change in unrealized depreciation on securities sold short	0	(3,708,445)	0
Net change in unrealized appreciation on futures contracts	0	0	731
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	0	0	(44,257)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(79,525)	4,434,236	909,675

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(148,632)	$8,665,047	$1,347,673

See Notes to Financial Statements	71	June 30, 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD EMERGING MARKETS FUND	FORWARD FOCUS FUND	FORWARD GROWTH FUND
INVESTMENT INCOME:
Interest	$36	$87	$282
Dividends	1,685,101	73,627	98,710
Securities lending income	1,790	—	28,547
Foreign taxes withheld	(157,958)	0	0

Total Investment Income	1,528,969	73,714	127,539

EXPENSES:
Investment advisory fee	873,274	47,004	456,776
Administration fee	51,261	8,436	34,847
Custodian fee	187,896	5,513	10,639
Legal and audit fee	24,558	28,558	20,974
Transfer agent fee	35,019	3,490	33,422
Trustees’ fees and expenses	8,179	524	4,678
Registration/filing fees	27,422	9,627	16,619
Reports to shareholder and printing fees	12,159	2,286	20,891
Distribution and service fees
Investor Class	112,606	2,444	198
Institutional Class	—	1,377	18,062
Class A	—	15,966	81,404
Class C	—	—	14,726
Chief compliance officer fee	5,566	327	2,834
ReFlow fees (Note 2)	36,868	—	137
Other	17,874	1,955	6,147

Total expenses before waiver	1,392,682	127,507	722,354
Less fees waived/reimbursed by investment advisor (Note 3)	(308,996)	(48,809)	(35,476)

Total Net Expenses	1,083,686	78,698	686,878

NET INVESTMENT INCOME/(LOSS):	445,283	(4,984)	(559,339)

Net realized gain on investments	20,169,024	648,849	14,224,692
Net realized gain on futures contracts	1,585,815	0	0
Net realized gain on foreign currency transactions	2,994,304	0	0
Net change in unrealized appreciation/(depreciation) on investments	(23,697,123)	356,750	304,256
Net change in unrealized depreciation on futures contracts	(876,229)	0	0
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(15,971)	0	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	159,820	1,005,599	14,528,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$605,103	$1,000,615	$13,969,609

June 30, 2011	72	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$87	$1,275	$49
Dividends	302,156	7,689,112	431,567
Securities lending income	—	448,945	—
Foreign taxes withheld	(26,756)	(912,987)	(8,216)

Total Investment Income	275,487	7,226,345	423,400

EXPENSES:
Investment advisory fee	29,890	2,647,824	79,910
Administration fee	11,420	140,921	9,021
Custodian fee	11,264	117,601	2,739
Legal and audit fee	12,060	60,103	11,326
Transfer agent fee	2,943	96,864	2,792
Trustees’ fees and expenses	10	20,063	747
Registration/filing fees	12,593	33,671	13,274
Reports to shareholder and printing fees	2,148	40,935	2,105
Distribution and service fees
Investor Class	7,697	172,346	10
Institutional Class	795	110,455	1,170
Class A	—	4,077	42,058
Class M	1	22	—
Chief compliance officer fee	158	13,110	468
ReFlow fees (Note 2)	11	14,570	464
Other	1,299	30,171	1,483

Total expenses before waiver	92,289	3,502,733	167,567
Less fees waived/reimbursed by investment advisor (Note 3)	(45,467)	0	(30,434)

Total Net Expenses	46,822	3,502,733	137,133

NET INVESTMENT INCOME:	228,665	3,723,612	286,267

Net realized gain on investments	452,068	31,732,619	1,451,282
Net realized gain on foreign currency transactions	12,718	8,981,029	0
Net change in unrealized depreciation on investments	(513,097)	(25,804,149)	(300,630)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	209	12,734	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	(48,102)	14,922,233	1,150,652

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,563	$18,645,845	$1,436,919

See Notes to Financial Statements	73	June 30, 2011

Statement of Operations (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND
	PERIOD ENDED JUNE 30, 2011(a)	SIX MONTHS ENDED JUNE 30, 2011(b)	SIX MONTHS ENDED JUNE 30, 2011
INVESTMENT INCOME:
Interest	$123	$983	$70,651
Dividends	172,095	—	1,851,734
Foreign taxes withheld	(17,495)	0	0

Total Investment Income	154,723	983	1,922,385

EXPENSES:
Investment advisory fee	24,508	77,307	5,302,469
Administration fee	5,448	5,008	197,146
Custodian fee	5,819	5,886	5,507
Legal and audit fee	3,879	19,755	121,039
Transfer agent fee	800	2,641	170,103
Trustees’ fees and expenses	162	171	41,100
Registration/filing fees	—	—	98,957
Reports to shareholder and printing fees	453	8,101	70,856
Distribution and service fees
Investor Class	444	7,054	559,551
Institutional Class	—	645	27,960
Class A	—	629	252,731
Class C	1,025	4,178	674,430
Class M	—	—	57,498
Chief compliance officer fee	97	122	25,688
Other	641	1,918	17,439

Total expenses before waiver	43,276	133,415	7,622,474
Less fees waived/reimbursed by investment advisor (Note 3)	(10,546)	(33,262)	0

Total Net Expenses	32,730	100,153	7,622,474

NET INVESTMENT INCOME/(LOSS):	121,993	(99,170)	(5,700,089)

Net realized gain/(loss) on investments	(96,211)	0	25,836,589
Net realized loss on futures contracts	(232,821)	(307,593)	(5,514,540)
Net realized loss on foreign currency transactions	(5,618)	0	0
Net change in unrealized depreciation on investments	(254,361)	(31,857)	(11,575,805)
Net change in unrealized appreciation on futures contracts	66,794	88,542	1,652,935
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(151)	0	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(522,368)	(250,908)	10,399,179

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(400,375)	$(350,078)	$4,699,090

(a) The Forward Select EM Dividend Fund commenced operations on May 2, 2011.

(b) The Forward Tactical Enhanced Fund commenced operations on January 3, 2011.

June 30, 2011	74	See Notes to Financial Statements

Consolidated Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

FORWARD COMMODITY LONG/SHORT STRATEGY FUND(a)
INVESTMENT INCOME:
Interest	$270,178

Total Investment Income	270,178

EXPENSES:
Investment advisory fee	167,022
Administration fee	42,181
Custodian fee	6,300
Legal and audit fee	47,745
Transfer agent fee	2,501
Trustees’ fees and expenses	1,084
Registration/filing fees	120
Reports to shareholder and printing fees	2,673
Distribution and service fees
Investor Class	8,766
Institutional Class	1,096
Class C	1,172
Chief compliance officer fee	692
Other	3,559

Total expenses before waiver	284,911
Less fees waived/reimbursed by investment advisor (Note 3)	(6,113)

Total Net Expenses	278,798

NET INVESTMENT LOSS:	(8,620)

Net realized gain on investments	4,302
Net realized gain on swap contracts	1,057,116
Net change in unrealized appreciation on investments	89,046
Net change in unrealized appreciation on swap contracts	895,045

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND SWAP CONTRACTS	2,045,509

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,036,889

(a) The Forward Commodity Long/Short Strategy Fund commenced operations on January 3, 2011.

See Notes to Financial Statements	75	June 30, 2011

Statement of Changes in Net Assets

	FORWARD BANKING AND FINANCE FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment loss	$(69,107)	$(182,931)
Net realized gain/(loss) on investments	1,238,046	(624,933)
Net change in unrealized appreciation/(depreciation) on investments	(1,317,571)	6,889,913

Net increase/(decrease) in net assets resulting from operations	(148,632)	6,082,049

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	175,478	754,715
Cost of shares redeemed	(12,225)	(809,091)

Net increase/(decrease) from share transactions	163,253	(54,376)

Class A
Proceeds from sale of shares	4,200,511	9,810,388
Cost of shares redeemed	(6,555,666)	(9,248,269)

Net increase/(decrease) from share transactions	(2,355,155)	562,119

Class C
Proceeds from sale of shares	665,800	1,456,202
Cost of shares redeemed	(2,509,154)	(2,996,217)

Net decrease from share transactions	(1,843,354)	(1,540,015)

Net increase/(decrease) in net assets	$(4,183,888)	$5,049,777

NET ASSETS:
Beginning of period	44,632,396	39,582,619

End of period (including accumulated net investment loss of $(69,107) and $0, respectively)	$40,448,508	$44,632,396

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	11,984	50,799
Redeemed	(837)	(50,505)

Net increase in shares outstanding	11,147	294

Class A
Sold	262,071	672,911
Redeemed	(413,185)	(654,680)

Net increase/(decrease) in shares outstanding	(151,114)	18,231

Class C
Sold	44,872	103,893
Redeemed	(168,911)	(222,202)

Net decrease in shares outstanding	(124,039)	(118,309)

(a) The Forward Banking and Finance Fund began offering Investor Class shares on March 16, 2010.

June 30, 2011	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment income	$4,230,811	$8,529,319
Net realized gain/(loss) on investments	(4,010,734)	4,541,738
Net realized gain/(loss) on securities sold short	2,084,149	(2,392,254)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	6,360,821	(9,005,398)

Net increase in net assets resulting from operations	8,665,047	1,673,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,112,277)	(6,804,489)
Institutional Class	(621,636)	(682,732)
Class A	(47,503)	(66,526)
Class C	(287,700)	(533,009)
Class M	(140,726)	(124,364)
From net realized gains on investments
Investor Class	—	(1,408,246)
Institutional Class	—	(167,871)
Class A	—	(31,313)
Class C	—	(159,996)
Class M	—	(51,169)

Total distributions	(4,209,842)	(10,029,715)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	62,714,844	222,257,465
Issued to shareholders in reinvestment of distributions	2,847,346	7,211,844
Cost of shares redeemed	(58,705,468)	(148,047,267)

Net increase from share transactions	6,856,722	81,422,042

Institutional Class
Proceeds from sale of shares	23,515,988	32,089,423
Issued to shareholders in reinvestment of distributions	591,386	828,221
Cost of shares redeemed	(9,327,378)	(19,797,018)

Net increase from share transactions	14,779,996	13,120,626

Class A
Proceeds from sale of shares	167,170	3,862,320
Issued to shareholders in reinvestment of distributions	6,101	4,587
Cost of shares redeemed	(312,515)	(1,210,925)

Net increase/(decrease) from share transactions	(139,244)	2,655,982

Class C
Proceeds from sale of shares	5,120,322	18,814,228
Issued to shareholders in reinvestment of distributions	208,561	416,511
Cost of shares redeemed	(4,166,397)	(7,347,187)

Net increase from share transactions	1,162,486	11,883,552

See Notes to Financial Statements	77	June 30, 2011

Statement of Changes in Net Assets

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
Class M
Proceeds from sale of shares	$2,798,567	$6,434,003
Issued to shareholders in reinvestment of distributions	3,134	5,622
Cost of shares redeemed	(2,192,457)	(1,078,072)

Net increase from share transactions	609,244	5,361,553

Net increase in net assets	$27,724,409	$106,087,445

NET ASSETS:
Beginning of period	176,294,323	70,206,878

End of period (including accumulated net investment income of $56,147 and $35,178, respectively)	$204,018,732	$176,294,323

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	7,909,970	26,313,146
Distributions reinvested	358,330	871,509
Redeemed	(7,458,749)	(17,567,533)

Net increase in shares outstanding	809,551	9,617,122

Institutional Class
Sold	2,983,999	3,834,036
Distributions reinvested	74,695	101,113
Redeemed	(1,184,981)	(2,382,665)

Net increase in shares outstanding	1,873,713	1,552,484

Class A
Sold	20,977	445,751
Distributions reinvested	766	573
Redeemed	(39,657)	(149,682)

Net increase/(decrease) in shares outstanding	(17,914)	296,642

Class C
Sold	642,285	2,208,655
Distributions reinvested	26,204	50,633
Redeemed	(532,513)	(872,711)

Net increase in shares outstanding	135,976	1,386,577

Class M
Sold	358,315	756,108
Distributions reinvested	394	688
Redeemed	(276,278)	(133,528)

Net increase in shares outstanding	82,431	623,268

(a) The Forward Credit Analysis Long/Short Fund began offering Class M shares on February 1, 2010 and Class A shares on September 1, 2010.

June 30, 2011	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EM CORPORATE DEBT FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$437,998	$1,124,424
Net realized gain on investments	1,153,197	786,788
Net realized gain on option contracts	—	1,212
Net realized loss on futures contracts	(14,099)	(63,116)
Net realized gain/(loss) on foreign currency transactions	1,488,307	(896,320)
Net change in unrealized appreciation/(depreciation) on investments, option contracts, futures contracts and foreign currency translations	(1,717,730)	163,360

Net increase in net assets resulting from operations	1,347,673	1,116,348

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(206,205)	(118,044)
Institutional Class	(171,738)	(414,663)
Class C	(47,715)	(78,808)

Total distributions	(425,658)	(611,515)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	8,388,208	1,241,718
Issued to shareholders in reinvestment of distributions	98,326	26,669
Cost of shares redeemed	(1,285,216)	(1,344,046)

Net increase/(decrease) from share transactions	7,201,318	(75,659)

Institutional Class
Proceeds from sale of shares	10,868,229	10,192,540
Issued to shareholders in reinvestment of distributions	884	278,763
Cost of shares redeemed	(15,226,075)	(9,411,105)

Net increase/(decrease) from share transactions	(4,356,962)	1,060,198

Class C
Proceeds from sale of shares	40,289	35,337
Issued to shareholders in reinvestment of distributions	1,240	608
Cost of shares redeemed	—	(2,254,425)

Net increase/(decrease) from share transactions	41,529	(2,218,480)

Net increase/(decrease) in net assets	$3,807,900	$(729,108)

NET ASSETS:
Beginning of period	25,738,217	26,467,325

End of period (including accumulated net investment income/(loss) of $4,290 and $(8,050), respectively)	$29,546,117	$25,738,217

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	722,415	115,293
Distributions reinvested	8,427	2,623
Redeemed	(110,112)	(125,855)

Net increase/(decrease) in shares outstanding	620,730	(7,939)

See Notes to Financial Statements	79	June 30, 2011

Statement of Changes in Net Assets

	FORWARD EM CORPORATE DEBT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Institutional Class
Sold	915,742	948,668
Distributions reinvested	76	27,704
Redeemed	(1,365,562)	(932,434)

Net increase/(decrease) in shares outstanding	(449,744)	43,938

Class C
Sold	3,418	3,305
Distributions reinvested	107	60
Redeemed	—	(208,833)

Net increase/(decrease) in shares outstanding	3,525	(205,468)

June 30, 2011	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment income	$445,283	$1,527,693
Net realized gain on investments	20,169,024	67,536,752
Net realized gain on futures contracts	1,585,815	727,678
Net realized gain on foreign currency transactions	2,994,304	6,810,118
Net change in unrealized depreciation on investments, futures contracts and foreign currency translations	(24,589,323)	(33,892,191)

Net increase in net assets resulting from operations	605,103	42,710,050

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(607,655)
Institutional Class	—	(2,587,615)
Class M	—	(4,727)
From net realized gains on investments
Investor Class	—	(7,632,700)
Institutional Class	—	(25,816,872)
Class M	—	(47,730)

Total distributions	—	(36,697,299)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	43,256,535	119,084,929
Issued to shareholders in reinvestment of distributions	—	7,884,076
Cost of shares redeemed	(37,468,995)	(117,439,428)

Net increase from share transactions	5,787,540	9,529,577

Institutional Class
Proceeds from sale of shares	12,275,723	117,064,857
Issued to shareholders in reinvestment of distributions	—	16,336,044
Cost of shares redeemed	(111,431,795)	(271,947,993)

Net decrease from share transactions	(99,156,072)	(138,547,092)

Class M
Proceeds from sale of shares	53,050	380,122
Issued to shareholders in reinvestment of distributions	—	47,769
Cost of shares redeemed	(119,454)	(85,768)

Net increase/(decrease) from share transactions	(66,404)	342,123

Net decrease in net assets	$(92,829,833)	$(122,662,641)

NET ASSETS:
Beginning of period	208,306,206	330,968,847

End of period (including accumulated net investment income of $1,657,554 and $1,212,271, respectively)	$115,476,373	$208,306,206

See Notes to Financial Statements	81	June 30, 2011

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	2,057,814	5,547,195
Distributions reinvested	—	384,617
Redeemed	(1,793,817)	(5,403,858)

Net increase in shares outstanding	263,997	527,954

Institutional Class
Sold	572,378	5,083,234
Distributions reinvested	—	781,153
Redeemed	(5,195,341)	(11,831,123)

Net decrease in shares outstanding	(4,622,963)	(5,966,736)

Class M
Sold	2,502	17,457
Distributions reinvested	—	2,284
Redeemed	(5,638)	(3,827)

Net increase/(decrease) in shares outstanding	(3,136)	15,914

(a) The Forward Emerging Markets Fund began offering Class M shares on February 1, 2010.

June 30, 2011	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD FOCUS FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment loss	$(4,984)	$(88,519)
Net realized gain on investments	648,849	3,031,732
Net change in unrealized appreciation/(depreciation) on investments	356,750	(509,231)

Net increase in net assets resulting from operations	1,000,615	2,433,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(226,565)
Institutional Class	—	(859,464)
Class A	—	(1,016,960)

Total distributions	—	(2,102,989)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	14,755	69,086
Issued to shareholders in reinvestment of distributions	—	3,353
Cost of shares redeemed	—	(63,303)

Net increase from share transactions	14,755	9,136

Institutional Class
Proceeds from sale of shares	1,461,531	1,612,199
Issued to shareholders in reinvestment of distributions	—	109,128
Cost of shares redeemed	(1,365,995)	(579,225)

Net increase from share transactions	95,536	1,142,102

Class A
Proceeds from sale of shares	156,633	418,100
Issued to shareholders in reinvestment of distributions	—	570,925
Cost of shares redeemed	(438,435)	(2,922,870)

Net decrease from share transactions	(281,802)	(1,933,845)

Net increase/(decrease) in net assets	$829,104	$(451,614)

NET ASSETS:
Beginning of period	11,829,223	12,280,837

End of period (including accumulated net investment loss of $(4,984) and $0, respectively)	$12,658,327	$11,829,223

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,365	7,048
Distributions reinvested	—	339
Redeemed	—	(6,225)

Net increase in shares outstanding	1,365	1,162

See Notes to Financial Statements	83	June 30, 2011

Statement of Changes in Net Assets

	FORWARD FOCUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Institutional Class
Sold	137,150	150,786
Distributions reinvested	—	10,913
Redeemed	(123,527)	(54,347)

Net increase in shares outstanding	13,623	107,352

Class A
Sold	14,729	40,117
Distributions reinvested	—	58,021
Redeemed	(41,362)	(269,457)

Net decrease in shares outstanding	(26,633)	(171,319)

June 30, 2011	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment loss	$(559,339)	$(721,741)
Net realized gain on investments	14,224,692	12,768,774
Net change in unrealized appreciation on investments	304,256	14,035,949

Net increase in net assets resulting from operations	13,969,609	26,082,982

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	821,004	—

Net increase from share transactions	821,004	—

Institutional Class
Proceeds from sale of shares	11,331,584	9,164,786
Cost of shares redeemed	(6,963,848)	(5,170,083)

Net increase from share transactions	4,367,736	3,994,703

Class A
Proceeds from sale of shares	4,244,205	12,306,432
Cost of shares redeemed	(8,836,415)	(28,382,851)

Net decrease from share transactions	(4,592,210)	(16,076,419)

Class C
Proceeds from sale of shares	193,214	207,293
Cost of shares redeemed	(472,504)	(555,416)

Net decrease from share transactions	(279,290)	(348,123)

Net increase in net assets	$14,286,849	$13,653,143

NET ASSETS:
Beginning of period	114,475,893	100,822,750

End of period (including accumulated net investment loss of $(559,339) and $0, respectively)	$128,762,742	$114,475,893

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	57,202	—

Net increase in shares outstanding	57,202	—

Institutional Class
Sold	766,294	792,010
Redeemed	(474,256)	(456,224)

Net increase in shares outstanding	292,038	335,786

Class A
Sold	286,920	1,045,152
Redeemed	(618,430)	(2,411,597)

Net decrease in shares outstanding	(331,510)	(1,366,445)

See Notes to Financial Statements	85	June 30, 2011

Statement of Changes in Net Assets

	FORWARD GROWTH FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Class C
Sold	14,534	19,080
Redeemed	(34,133)	(53,102)

Net decrease in shares outstanding	(19,599)	(34,022)

(a) The Forward Growth Fund began offering Investor Class shares on May 2, 2011.

June 30, 2011	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL DIVIDEND FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$228,665	$119,858
Net realized gain on investments	452,068	448,065
Net realized gain on foreign currency transactions	12,718	23,916
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(512,888)	76,001

Net increase in net assets resulting from operations	180,563	667,840

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(142,348)	(213,057)
Institutional Class	(172,097)	(86,943)
Class M	(376)	—

Total distributions	(314,821)	(300,000)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,052,269	1,481,588
Issued to shareholders in reinvestment of distributions	127,422	200,058
Cost of shares redeemed	(1,316,173)	(2,920,536)

Net decrease from share transactions	(136,482)	(1,238,890)

Institutional Class
Proceeds from sale of shares	2,708,889	3,275,057
Issued to shareholders in reinvestment of distributions	54,053	86,942
Cost of shares redeemed	(361,697)	(1,906,669)

Net increase from share transactions	2,401,245	1,455,330

Class M
Proceeds from sale of shares	10,000	—
Issued to shareholders in reinvestment of distributions	344	—

Net increase from share transactions	10,344	—

Net increase in net assets	$2,140,849	$584,280

NET ASSETS:
Beginning of period	5,821,151	5,236,871

End of period (including accumulated net investment income/(loss) of $(31,473) and $54,683, respectively)	$7,962,000	$5,821,151

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	108,980	166,378
Distributions reinvested	13,820	21,193
Redeemed	(137,104)	(339,895)

Net decrease in shares outstanding	(14,304)	(152,324)

See Notes to Financial Statements	87	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL DIVIDEND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(a)	YEAR ENDED DECEMBER 31, 2010
Institutional Class
Sold	333,878	433,146
Distributions reinvested	6,877	10,760
Redeemed	(43,758)	(271,132)

Net increase in shares outstanding	296,997	172,774

Class M
Sold	1,168	—
Distributions reinvested	48	—

Net increase in shares outstanding	1,216	—

(a) The Forward International Dividend Fund began offering Class M shares on May 2, 2011.

June 30, 2011	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment income	$3,723,612	$4,480,696
Net realized gain on investments	31,732,619	36,716,929
Net realized gain/(loss) on foreign currency transactions	8,981,029	(1,677,537)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(25,791,415)	56,177,350

Net increase in net assets resulting from operations	18,645,845	95,697,438

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(812,504)
Institutional Class	—	(5,188,214)
Class A	—	(8,407)
Class M	—	(859)

Total distributions	—	(6,009,984)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	18,747,549	75,880,117
Issued to shareholders in reinvestment of distributions	—	713,832
Cost of shares redeemed	(49,523,387)	(96,379,487)

Net decrease from share transactions	(30,775,838)	(19,785,538)

Institutional Class
Proceeds from sale of shares	45,188,598	97,013,508
Issued to shareholders in reinvestment of distributions	—	4,657,585
Cost of shares redeemed	(41,671,602)	(172,129,381)

Net increase/(decrease) from share transactions	3,516,996	(70,458,288)

Class A
Proceeds from sale of shares	426,185	719,077
Issued to shareholders in reinvestment of distributions	—	7,982
Cost of shares redeemed	(229,299)	(859,383)

Net increase/(decrease) from share transactions	196,886	(132,324)

Class M
Proceeds from sale of shares	85,707	101,813
Issued to shareholders in reinvestment of distributions	—	700
Cost of shares redeemed	(50,781)	(39,654)

Net increase from share transactions	34,926	62,859

Net decrease in net assets	$(8,381,185)	$(625,837)

NET ASSETS:
Beginning of period	533,605,818	534,231,655

End of period (including accumulated net investment income/(loss) of $2,152,685 and $(1,570,927), respectively)	$525,224,633	$533,605,818

See Notes to Financial Statements	89	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,278,872	5,929,086
Distributions reinvested	—	49,434
Redeemed	(3,367,558)	(7,697,256)

Net decrease in shares outstanding	(2,088,686)	(1,718,736)

Institutional Class
Sold	3,030,352	7,794,217
Distributions reinvested	—	322,324
Redeemed	(2,820,817)	(13,639,139)

Net increase/(decrease) in shares outstanding	209,535	(5,522,598)

Class A
Sold	28,551	58,021
Distributions reinvested	—	552
Redeemed	(15,341)	(72,426)

Net increase/(decrease) in shares outstanding	13,210	(13,853)

Class M
Sold	5,627	8,115
Distributions reinvested	—	48
Redeemed	(3,455)	(3,186)

Net increase in shares outstanding	2,172	4,977

(a) The Forward International Small Companies Fund began offering Class M Shares on February 1, 2010.

June 30, 2011	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$286,267	$119,153
Net realized gain on investments	1,451,282	875,691
Net change in unrealized appreciation/(depreciation) on investments	(300,630)	1,042,390

Net increase in net assets resulting from operations	1,436,919	2,037,234

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	—	(26,650)
Class A	—	(92,875)

Total distributions	—	(119,525)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	15,965	—

Net increase from share transactions	15,965	—

Institutional Class
Proceeds from sale of shares	4,205,312	2,578,777
Issued to shareholders in reinvestment of distributions	—	12,765
Cost of shares redeemed	(2,073,885)	(876,153)

Net increase from share transactions	2,131,427	1,715,389

Class A
Proceeds from sale of shares	659,871	905,275
Issued to shareholders in reinvestment of distributions	—	29,120
Cost of shares redeemed	(2,797,205)	(1,154,077)

Net decrease from share transactions	(2,137,334)	(219,682)

Net increase in net assets	$1,446,977	$3,413,416

NET ASSETS:
Beginning of period	18,164,404	14,750,988

End of period (including accumulated net investment income of $286,267 and $0, respectively)	$19,611,381	$18,164,404

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,407	—

Net increase in shares outstanding	1,407	—

Institutional Class
Sold	394,003	266,962
Distributions reinvested	—	1,250
Redeemed	(189,867)	(93,903)

Net increase/(decrease) in shares outstanding	204,136	(174,309)

Class A
Sold	60,853	95,706
Distributions reinvested	—	2,816
Redeemed	(249,500)	(122,352)

Net decrease in shares outstanding	(188,647)	(23,830)

See Notes to Financial Statements	91	June 30, 2011

Statement of Changes in Net Assets

FORWARD SELECT EM DIVIDEND FUND
PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
OPERATIONS:
Net investment income	$121,993
Net realized loss on investments	(96,211)
Net realized loss on futures contracts	(232,821)
Net realized loss on foreign currency transactions	(5,618)
Net change in unrealized depreciation on investments, futures contracts and foreign currency translations	(187,718)

Net decrease in net assets resulting from operations	(400,375)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(5,216)
Institutional Class	(97,882)
Class C	(4,233)
Class M	(5,353)

Total distributions	(112,684)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	730,992

Net increase from share transactions	730,992

Institutional Class
Proceeds from sale of shares	12,840,000
Cost of shares redeemed	(275,000)

Net increase from share transactions	12,565,000

Class C
Proceeds from sale of shares	675,000

Net increase from share transactions	675,000

Class M
Proceeds from sale of shares	695,028

Net increase from share transactions	695,028

Net increase in net assets	$14,152,961

NET ASSETS:
Beginning of period	0

End of period (including accumulated net investment income of $9,309)	$14,152,961

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	29,240

Net increase in shares outstanding	29,240

Institutional Class
Sold	526,878
Redeemed	(11,521)

Net increase in shares outstanding	515,357

June 30, 2011	92	See Notes to Financial Statements

Statement of Changes in Net Assets

FORWARD SELECT EM DIVIDEND FUND (continued)
PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
Class C
Sold	27,000

Net increase in shares outstanding	27,000

Class M
Sold	27,863

Net increase in shares outstanding	27,863

(a) The Forward Select EM Dividend Fund commenced operations on May 2, 2011.

See Notes to Financial Statements	93	June 30, 2011

Statement of Changes in Net Assets

FORWARD TACTICAL ENHANCED FUND
SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
OPERATIONS:
Net investment loss	$(99,170)
Net realized loss on futures contracts	(307,593)
Net change in unrealized appreciation on investments and futures contracts	56,685

Net decrease in net assets resulting from operations	(350,078)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	9,515,183
Cost of shares redeemed	(264,038)

Net increase from share transactions	9,251,145

Institutional Class
Proceeds from sale of shares	4,288,434
Cost of shares redeemed	(108,204)

Net increase from share transactions	4,180,230

Class A
Proceeds from sale of shares	898,271

Net increase from share transactions	898,271

Class C
Proceeds from sale of shares	2,375,986
Cost of shares redeemed	(90,000)

Net increase from share transactions	2,285,986

Class M
Proceeds from sale of shares	68,794
Cost of shares redeemed	(10,000)

Net increase from share transactions	58,794

Net increase in net assets	$16,324,348

NET ASSETS:
Beginning of period	0

End of period (including accumulated net investment loss of $(99,170))	$16,324,348

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	369,693
Redeemed	(10,316)

Net increase in shares outstanding	359,377

Institutional Class
Sold	167,488
Redeemed	(4,206)

Net increase in shares outstanding	163,282

June 30, 2011	94	See Notes to Financial Statements

Statement of Changes in Net Assets

FORWARD TACTICAL ENHANCED FUND (continued)
SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
Class A
Sold	35,183

Net increase in shares outstanding	35,183

Class C
Sold	91,389
Redeemed	(3,602)

Net increase in shares outstanding	87,787

Class M
Sold	2,693
Redeemed	(372)

Net increase in shares outstanding	2,321

(a) The Forward Tactical Enhanced Fund commenced operations on January 3, 2011. The Forward Tactical Enhanced Fund began offering Class M shares on April 15, 2011.

See Notes to Financial Statements	95	June 30, 2011

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment loss	$(5,700,089)	$(5,649,787)
Net realized gain/(loss) on investments	25,836,589	(11,683,351)
Net realized loss on futures contracts	(5,514,540)	(733,839)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(9,922,870)	34,929,534

Net increase in net assets resulting from operations	4,699,090	16,862,557

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	38,299,608	317,671,308
Cost of shares redeemed	(98,465,389)	(142,981,988)

Net increase/(decrease) from share transactions	(60,165,781)	174,689,320

Institutional Class
Proceeds from sale of shares	20,302,176	117,025,911
Cost of shares redeemed	(88,755,281)	(32,812,590)

Net increase/(decrease) from share transactions	(68,453,105)	84,213,321

Class A
Proceeds from sale of shares	50,878,435	85,754,410
Cost of shares redeemed	(16,427,121)	(12,920,012)

Net increase from share transactions	34,451,314	72,834,398

Class C
Proceeds from sale of shares	37,971,004	105,363,512
Cost of shares redeemed	(12,629,747)	(10,954,198)

Net increase from share transactions	25,341,257	94,409,314

Class M
Proceeds from sale of shares	109,393,093	229,809,364
Cost of shares redeemed	(48,772,619)	(36,731,509)

Net increase from share transactions	60,620,474	193,077,855

Net increase/(decrease) in net assets	$(3,506,751)	$636,086,765

NET ASSETS:
Beginning of period	857,584,786	221,498,021

End of period (including accumulated net investment loss of $(5,700,089) and $0, respectively)	$854,078,035	$857,584,786

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,432,826	12,335,561
Redeemed	(3,682,757)	(5,592,470)

Net increase/(decrease) in shares outstanding	(2,249,931)	6,743,091

Institutional Class
Sold	755,196	4,518,224
Redeemed	(3,304,004)	(1,277,784)

Net increase/(decrease) in shares outstanding	(2,548,808)	3,240,440

June 30, 2011	96	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
Class A
Sold	1,908,956	3,370,986
Redeemed	(617,545)	(510,992)

Net increase in shares outstanding	1,291,411	2,859,994

Class C
Sold	1,433,723	4,118,513
Redeemed	(475,915)	(433,591)

Net increase in shares outstanding	957,808	3,684,922

Class M
Sold	4,076,253	8,940,534
Redeemed	(1,822,306)	(1,446,226)

Net increase in shares outstanding	2,253,947	7,494,308

(a) The Forward Tactical Growth Fund began offering Class M shares on February 1, 2010 and Class A shares on March 12, 2010.

See Notes to Financial Statements	97	June 30, 2011

Consolidated Statement of Changes in Net Assets

FORWARD COMMODITY LONG/SHORT STRATEGY FUND
SIX MONTHS ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
OPERATIONS:
Net investment loss	$(8,620)
Net realized gain on investments	4,302
Net realized gain on swap contracts	1,057,116
Net change in unrealized appreciation on investments and swap contracts	984,091

Net increase in net assets resulting from operations	2,036,889

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(10,173)
Institutional Class	(14,640)
Class C	(391)
Class Z	(66,611)

Total distributions	(91,815)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	12,119,044
Issued to shareholders in reinvestment of distributions	9,939
Cost of shares redeemed	(1,070,147)

Net increase from share transactions	11,058,836

Institutional Class
Proceeds from sale of shares	10,085,938
Issued to shareholders in reinvestment of distributions	9,827
Cost of shares redeemed	(229,652)

Net increase from share transactions	9,866,113

Class C
Proceeds from sale of shares	1,170,454
Issued to shareholders in reinvestment of distributions	298

Net increase from share transactions	1,170,752

Class Z
Proceeds from sale of shares	29,825,000
Issued to shareholders in reinvestment of distributions	57,338
Cost of shares redeemed	(5,500,000)

Net increase from share transactions	24,382,338

Net increase in net assets	$48,423,113

NET ASSETS:
Beginning of period	0

End of period (including accumulated net investment loss of $(100,435))	$48,423,113

June 30, 2011	98	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

FORWARD COMMODITY LONG/SHORT STRATEGY FUND (continued)
SIX MONTHS ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	442,631
Distributions reinvested	370
Redeemed	(38,516)

Net increase in shares outstanding	404,485

Institutional Class
Sold	359,478
Distributions reinvested	366
Redeemed	(8,515)

Net increase in shares outstanding	351,329

Class C
Sold	42,459
Distributions reinvested	11

Net increase in shares outstanding	42,470

Class Z
Sold	1,173,647
Distributions reinvested	2,132
Redeemed	(205,291)

Net increase in shares outstanding	970,488

(a) The Forward Commodity Long/Short Strategy Fund commenced operations on January 3, 2011.

(b) The Forward Commodity Long/Short Strategy Fund began offering Class C shares on May 2, 2011.

See Notes to Financial Statements	99	June 30, 2011

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2010

FORWARD CREDIT ANALYSIS LONG/SHORT FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$8,665,047
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities
Purchases of investment securities	(145,500,798)
Proceeds from sale of investment securities	174,314,254
Proceeds from securities sold short transactions	(132,483,120)
Purchases to cover securities sold short	153,654,658
Net proceeds from short-term investment securities	(21,351,377)
Discount and premiums amortized	(421,492)
Net realized loss on investment securities	4,010,734
Net realized gain on securities sold short	(2,084,149)
Net change in unrealized appreciation on investments and securities sold short	(6,360,821)
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(23,720,211)
Increase in receivable for investments sold	(4,914,380)
Decrease in interest and dividend receivable	553,924
Increase in other assets	(3,475)
Decrease in payable due to broker for securities sold short	(30,309,683)
Increase in payable for interest on short sales	495,989
Increase in payable for investments purchased	4,990,909
Increase in payable for advisor	27,294
Decrease in payable for distribution and service fees	(5,825)
Increase in payable to trustees	1,852
Increase in payable for chief compliance officer fee	157
Increase in accrued expenses and other liabilities	4,184

Net cash used in operating activities	(20,436,329)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of shares	96,299,809
Cost of shares redeemed	(75,310,166)
Cash distributions paid	(553,314)

Net cash provided by financing activities	20,436,329

NET CHANGE IN CASH FOR THE PERIOD	0

CASH, BEGINNING OF PERIOD	0

CASH, END OF PERIOD	$0

Non-cash financing activities not included herein consist of reinvestment of distributions of $3,656,528.

Cash paid for interest on short sales and interest paid to broker during the period was $2,139,751.

June 30, 2011	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.14		$14.85
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income/(loss)(c)	0.10		(0.02)
Net realized and unrealized gain/(loss) on investments	(0.10)		0.31

Total from Investment Operations	—		0.29

NET INCREASE IN NET ASSET VALUE	—		0.29

NET ASSET VALUE, END OF PERIOD	$15.14		$15.14

TOTAL RETURN	0.00	%(d)	1.95	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$173		$4
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	1.36	%(e)	(0.20	)%(e)
Operating expenses	1.52	%(e)	1.83	%(e)
PORTFOLIO TURNOVER RATE	16	%(d)	48	%(f)

(a) The Fund began offering Investor Class shares on March 16, 2010.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	101	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.89		$13.62	$15.39	$19.61	$28.81	$27.61
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income/(loss)	(0.01	)(c)	(0.04)	0.02 (c)	0.08	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.01)		2.31	(1.76)	(4.28)	(5.86)	2.78

Total from Investment Operations	(0.02)		2.27	(1.74)	(4.20)	(5.91)	2.74

LESS DISTRIBUTIONS:
From investment income	—		—	(0.03)	(0.02)	—	—
From capital gains	—		—	—	—	(3.30)	(1.54)

Total Distributions	—		—	(0.03)	(0.02)	(3.30)	(1.54)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.01	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.02)		2.27	(1.77)	(4.22)	(9.20)	1.20

NET ASSET VALUE, END OF PERIOD	$15.87		$15.89	$13.62	$15.39	$19.61	$28.81

TOTAL RETURN(e)	(0.13	)%(f)	16.67%	(11.29)%	(21.41)%	(20.92)%	9.94%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$24,313		$26,756	$22,675	$48,460	$64,560	$164,164
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	(0.11	)%(g)	(0.22)%	0.15%	0.36%	(0.14)%	(0.13)%
Operating expenses	1.88	%(g)	1.95%	1.88%	1.65%	1.69%	1.62%
PORTFOLIO TURNOVER RATE	16	%(f)	48%	43%	61%	29%	34%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2011	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Banking and Finance Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.82		$12.77	$14.52	$18.60	$27.71	$26.73
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment loss	(0.05	)(c)	(0.18)	(0.19)	(0.19)	(0.29)	(0.22)
Net realized and unrealized gain/(loss) on investments	(0.01)		2.23	(1.56)	(3.89)	(5.53)	2.74

Total from Investment Operations	(0.06)		2.05	(1.75)	(4.08)	(5.82)	2.52

LESS DISTRIBUTIONS:
From capital gains	—		—	—	—	(3.30)	(1.54)

Total Distributions	—		—	—	—	(3.30)	(1.54)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.01	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.06)		2.05	(1.75)	(4.08)	(9.11)	0.98

NET ASSET VALUE, END OF PERIOD	$14.76		$14.82	$12.77	$14.52	$18.60	$27.71

TOTAL RETURN(e)	(0.41	)%(f)	16.05%	(12.05)%	(21.94)%	(21.43)%	9.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,962		$17,872	$16,907	$23,486	$41,441	$111,868
RATIOS TO AVERAGE NET ASSETS:
Net investment loss	(0.65	)%(g)	(0.77)%	(0.47)%	(0.30)%	(0.79)%	(0.79)%
Operating expenses	2.43	%(g)	2.50%	2.49%	2.30%	2.34%	2.27%
PORTFOLIO TURNOVER RATE	16	%(f)	48%	43%	61%	29%	34%

(a) Prior to May 1, 2008, the Forward Banking and Finance Fund was known as the Forward Emerald Banking and Finance Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	103	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.96		$8.08		$5.84		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18	(c)	0.41		0.48		0.47
Net realized and unrealized gain/(loss) on investments	0.18		(0.07)		2.19		(1.68)

Total from Investment Operations	0.36		0.34		2.67		(1.21)

LESS DISTRIBUTIONS:
From investment income	(0.17)		(0.39)		(0.43)		(0.58)
From capital gains	—		(0.07)		—		—

Total Distributions	(0.17)		(0.46)		(0.43)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.12)		2.24		(1.79)

NET ASSET VALUE, END OF PERIOD	$8.15		$7.96		$8.08		$5.84

TOTAL RETURN	4.58	%(d)	4.17%		46.56%		(16.59	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$146,606		$136,654		$61,043		$12,867
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.17	%(e)	6.39%		8.48%		13.10	%(e)
Operating expenses including reimbursement/waiver	1.99	%(e)	1.98	%(f)	1.93	%(g)	1.84	%(e)
Operating expenses excluding reimbursement/waiver	2.16	%(e)	2.14%		2.22%		2.52	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	4.48	%(e)	5.15%		6.61%		8.79	%(e)
Operating expenses including reimbursement/waiver	4.68	%(e)	3.22	%(f)	3.80	%(g)	6.14	%(e)
Operating expenses excluding reimbursement/waiver	4.85	%(e)	3.39%		4.09%		6.82	%(e)
PORTFOLIO TURNOVER RATE	52	%(d)	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Investor Class shares on May 1, 2008

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99% .

(g) Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95% .

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2011	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91		$8.03		$5.81		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19	(c)	0.48		0.54		0.39
Net realized and unrealized gain/(loss) on investments	0.18		(0.11)		2.14		(1.59)

Total from Investment Operations	0.37		0.37		2.68		(1.20)

LESS DISTRIBUTIONS:
From investment income	(0.18)		(0.42)		(0.46)		(0.62)
From capital gains	—		(0.07)		—		—

Total Distributions	(0.18)		(0.49)		—		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.12)		2.22		(1.82)

NET ASSET VALUE, END OF PERIOD	$8.10		$7.91		$8.03		$5.81

TOTAL RETURN	4.79	%(d)	4.54%		47.08%		(16.35	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$32,592		$16,994		$4,787		$793
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.47	%(e)	6.82%		8.89%		12.49	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.63	%(f)	1.57	%(g)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.81	%(e)	1.80%		1.86%		2.53	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	4.78	%(e)	5.57%		7.01%		8.58	%(e)
Operating expenses including reimbursement/waiver	4.33	%(e)	2.88	%(f)	3.45	%(g)	5.40	%(e)
Operating expenses excluding reimbursement/waiver	4.50	%(e)	3.06%		3.74%		6.44	%(e)
PORTFOLIO TURNOVER RATE	52	%(d)	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64% .

(g) Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60% .

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	105	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.95		$8.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17	(c)	0.14
Net realized and unrealized gain/(loss) on investments	0.19		(0.63)

Total from Investment Operations	0.36		(0.49)

LESS DISTRIBUTIONS:
From investment income	(0.16)		(0.19)
From capital gains	—		(0.07)

Total Distributions	(0.16)		(0.26)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.20		(0.75)

NET ASSET VALUE, END OF PERIOD	$8.15		$7.95

TOTAL RETURN(d)	4.64	%(e)	(5.69	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,271		$2,360
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.07	%(f)	5.63	%(f)
Operating expenses including reimbursement/waiver	2.14	%(f)	2.14	%(f)
Operating expenses excluding reimbursement/waiver	2.31	%(f)	2.36	%(f)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	4.38	%(f)	4.46	%(f)
Operating expenses including reimbursement/waiver	4.83	%(f)	3.31	%(f)
Operating expenses excluding reimbursement/waiver	5.00	%(f)	3.53	%(f)
PORTFOLIO TURNOVER RATE	52	%(e)	89	%(g)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class A shares on September 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2011	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010		PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.97		$8.10		$7.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(c)	0.39		0.29
Net realized and unrealized gain/(loss) on investments	0.19		(0.10)		0.88

Total from Investment Operations	0.34		0.29		1.17

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.35)		(0.33)
From capital gains	—		(0.07)		—

Total Distributions	(0.15)		(0.42)		(0.33)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.13)		0.84

NET ASSET VALUE, END OF PERIOD	$8.16		$7.97		$8.10

TOTAL RETURN(d)	4.29	%(e)	3.50%		16.37	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,831		$15,357		$4,377
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	6.57	%(f)	5.75%		9.32	%(f)
Operating expenses including reimbursement/waiver	2.59	%(f)	2.58%		2.24	%(f)
Operating expenses excluding reimbursement/waiver	2.76	%(f)	2.76%		2.41	%(f)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.88	%(f)	4.51%		6.55	%(f)
Operating expenses including reimbursement/waiver	5.28	%(f)	3.82	%(g)	5.01	%(f)
Operating expenses excluding reimbursement/waiver	5.45	%(f)	4.00%		5.18	%(f)
PORTFOLIO TURNOVER RATE	52	%(e)	89%		221	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class C shares on June 3, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 2.55% to 2.59% .

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	107	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$7.91		$8.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19	(c)	0.40
Net realized and unrealized gain/(loss) on investments	0.18		(0.17)

Total from Investment Operations	0.37		0.23

LESS DISTRIBUTIONS:
From investment income	(0.18)		(0.42)
From capital gains	—		(0.07)

Total Distributions	(0.18)		(0.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.19		(0.26)

NET ASSET VALUE, END OF PERIOD	$8.10		$7.91

TOTAL RETURN	4.79	%(d)	2.73	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,719		$4,930
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.49	%(e)	6.85	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.63	%(e)(f)
Operating expenses excluding reimbursement/waiver	1.81	%(e)	1.85	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	4.80	%(e)	5.50	%(e)
Operating expenses including reimbursement/waiver	4.33	%(e)	2.98	%(e)(f)
Operating expenses excluding reimbursement/waiver	4.50	%(e)	3.20	%(e)
PORTFOLIO TURNOVER RATE	52	%(d)	89	%(g)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class M shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64% .

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2011	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.05		$10.60	$9.30		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.23	(c)	0.42	0.47		0.40	0.08
Net realized and unrealized gain/(loss) on investments	0.78		0.25	1.21		(0.87)	0.19

Total from Investment Operations	1.01		0.67	1.68		(0.47)	0.27

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.22)	(0.38)		(0.42)	(0.08)

Total Distributions	(0.25)		(0.22)	(0.38)		(0.42)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.76		0.45	1.30		(0.89)	0.19

NET ASSET VALUE, END OF PERIOD	$11.81		$11.05	$10.60		$9.30	$10.19

TOTAL RETURN	9.25	%(d)	6.47%	18.43%		(4.91)%	2.71	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,659		$5,924	$5,766		$5,073	$4,297
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.08	%(e)	3.80%	4.61%		4.10%	3.57	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39%	1.26	%(f)	1.16%	1.24	%(e)
Operating expenses excluding reimbursement/waiver	2.04	%(e)	1.90%	1.41%		1.36%	1.60	%(e)
PORTFOLIO TURNOVER RATE	229	%(d)	74%	59%		56%	1	%(d)

(a) Prior to February 14, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Investor Class shares on October 5, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

See Notes to Financial Statements	109	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.02		$10.55	$9.27	$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.27	(c)	0.48	0.48	0.44	0.09
Net realized and unrealized gain/(loss) on investments	0.76		0.23	1.21	(0.88)	0.19

Total from Investment Operations	1.03		0.71	1.69	(0.44)	0.28

LESS DISTRIBUTIONS:
From investment income	(0.30)		(0.24)	(0.41)	(0.48)	(0.09)

Total Distributions	(0.30)		(0.24)	(0.41)	(0.48)	(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.73		0.47	1.28	(0.92)	0.19

NET ASSET VALUE, END OF PERIOD	$11.75		$11.02	$10.55	$9.27	$10.19

TOTAL RETURN	9.47	%(d)	6.91%	18.70%	(4.60)%	2.77	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,340		$17,469	$16,257	$12,088	$12,858
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.68	%(e)	4.22%	4.89%	4.27%	3.84	%(e)
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.97%	0.97%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.55	%(e)	1.45%	1.13%	1.35%	1.60	%(e)
PORTFOLIO TURNOVER RATE	229	%(d)	74%	59%	56%	1	%(d)

(a) Prior to February 14, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Institutional Class shares on October 5, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2011	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08		$10.66	$9.35		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.19	(c)	0.44	0.42		0.39	0.07
Net realized and unrealized gain/(loss) on investments	0.79		0.17	1.23		(0.88)	0.19

Total from Investment Operations	0.98		0.61	1.65		(0.49)	0.26

LESS DISTRIBUTIONS:
From investment income	(0.22)		(0.19)	(0.34)		(0.35)	(0.07)

Total Distributions	(0.22)		(0.19)	(0.34)		(0.35)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.76		0.42	1.31		(0.84)	0.19

NET ASSET VALUE, END OF PERIOD	$11.84		$11.08	$10.66		$9.35	$10.19

TOTAL RETURN(d)	8.94	%(e)	5.87%	18.00%		(5.00)%	2.63	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,547		$2,345	$4,445		$3,879	$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.24	%(f)	3.24%	4.24%		3.90%	3.23	%(f)
Operating expenses including reimbursement/waiver	1.94	%(f)	1.94%	1.63	%(g)	1.35%	1.58	%(f)
Operating expenses excluding reimbursement/waiver	2.60	%(f)	2.38%	1.77%		1.36%	1.60	%(f)
PORTFOLIO TURNOVER RATE	229	%(e)	74%	59%		56%	1	%(e)

(a) Prior to February 14, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Class C shares on October 5, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

See Notes to Financial Statements	111	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$20.97		$21.47	$12.28		$28.51		$23.08	$18.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.06	(b)	0.00 (c)	0.01	(b)	0.38		0.04	0.05
Net realized and unrealized gain/(loss) on investments	(0.05)		3.43	9.33		(16.20)		8.98	5.58

Total from Investment Operations	0.01		3.43	9.34		(15.82)		9.02	5.63

LESS DISTRIBUTIONS:
From investment income	—		(0.25)	(0.15)		—		(0.05)	(0.06)
From capital gains	—		(3.68)	—		(0.41)		(3.55)	(1.34)

Total Distributions	—		(3.93)	(0.15)		(0.41)		(3.60)	(1.40)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—		0.01	0.02

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.01		(0.50)	9.19		(16.23)		5.43	4.25

NET ASSET VALUE, END OF PERIOD	$20.98		$20.97	$21.47		$12.28		$28.51	$23.08

TOTAL RETURN	0.05	%(d)	16.56%	76.16%		(55.38)%		38.63%	30.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$55,558		$49,997	$39,864		$14,576		$25,008	$13,336
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.54	%(e)	0.01%	0.04%		1.67%		0.17%	0.26%
Operating expenses including reimbursement/waiver	1.79	%(e)	1.79%	1.77	%(f)	1.72	%(g)	1.69%	1.81	%(h)
Operating expenses excluding reimbursement/waiver	2.23	%(e)	2.02%	2.00%		2.10%		2.09%	2.26%
PORTFOLIO TURNOVER RATE	42	%(d)	129%	120%		214%		121%	102%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.49%.

(h) Effective January 2, 2006, the net expense limitation changed from 1.95% to 1.89%. Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.69%.

June 30, 2011	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$21.31		$21.76	$12.40	$28.66	$23.18	$18.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(b)	0.12 (b)	0.07 (b)	0.34	0.12	0.12
Net realized and unrealized gain/(loss) on investments	(0.01)		3.45	9.48	(16.19)	9.03	5.62

Total from Investment Operations	0.06		3.57	9.55	(15.85)	9.15	5.74

LESS DISTRIBUTIONS:
From investment income	—		(0.34)	(0.19)	—	(0.13)	(0.12)
From capital gains	—		(3.68)	—	(0.41)	(3.55)	(1.34)

Total Distributions	—		(4.02)	(0.19)	(0.41)	(3.68)	(1.46)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.01	0.02

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.06		(0.45)	9.36	(16.26)	5.48	4.30

NET ASSET VALUE, END OF PERIOD	$21.37		$21.31	$21.76	$12.40	$28.66	$23.18

TOTAL RETURN	0.28	%(c)	17.12%	76.94%	(55.19)%	39.00%	30.84%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$59,644		$157,970	$291,105	$49,529	$61,829	$42,283
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.70	%(d)	0.62%	0.36%	1.76%	0.51%	0.68%
Operating expenses including reimbursement/waiver	1.39	%(d)	1.39%	1.38%	1.39%	1.39%	1.47	%(e)
Operating expenses excluding reimbursement/waiver	1.83	%(d)	1.59%	1.53%	1.77%	1.79%	1.86%
PORTFOLIO TURNOVER RATE	42	%(c)	129%	120%	214%	121%	102%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective January 2, 2006, the net expense limitation changed from 1.70% to 1.59%. Effective May 1, 2006, the net expense limitation changed from 1.59% to 1.39%.

See Notes to Financial Statements	113	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$21.34		$20.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09	(b)	0.06
Net realized and unrealized gain/(loss) on investments	(0.03)		4.78

Total from Investment Operations	0.06		4.84

LESS DISTRIBUTIONS:
From investment income	—		(0.31)
From capital gains	—		(3.68)

Total Distributions	—		(3.99)

NET INCREASE IN NET ASSET VALUE	0.06		0.85

NET ASSET VALUE, END OF PERIOD	$21.40		$21.34

TOTAL RETURN	0.28	%(c)	24.30	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$274		$340
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.84	%(d)	0.35	%(d)
Operating expenses including reimbursement/waiver	1.39	%(d)	1.39	%(d)
Operating expenses excluding reimbursement/waiver	1.83	%(d)	1.64	%(d)
PORTFOLIO TURNOVER RATE	42	%(c)	129	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2011	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.24		$10.10		$8.00	$8.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.01	)(c)	(0.09)		(0.10)	0.00	(d)
Net realized and unrealized gain/(loss) on investments	0.84		2.22		2.21	(0.67)

Total from Investment Operations	0.83		2.13		2.11	(0.67)

LESS DISTRIBUTIONS:
From capital gains	—		(1.99)		(0.01)	(0.25)

Total Distributions	—		(1.99)		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.83		0.14		2.10	(0.92)

NET ASSET VALUE, END OF PERIOD	$11.07		$10.24		$10.10	$8.00

TOTAL RETURN	8.11	%(e)	21.80%		26.44%	(7.38	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,283		$1,174		$1,145	$906
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.16	)%(f)	(0.80)%		(0.79)%	(0.30	)%(f)
Operating expenses including reimbursement/waiver	1.34	%(f)	1.64	%(g)	1.68%	1.69	%(f)
Operating expenses excluding reimbursement/waiver	2.12	%(f)	2.45%		2.09%	2.56	%(f)
PORTFOLIO TURNOVER RATE	16	%(e)	106%		22%	35	%(h)

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) The Fund began offering Investor Class shares on October 21, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 1.69% to 1.71%. Effective November 1, 2010, the net expense limitation changed from 1.71% to 1.34%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	115	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.36		$10.17		$8.02	$11.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.01	(c)	(0.06)		(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	0.85		2.24		2.19	(3.01)

Total from Investment Operations	0.86		2.18		2.16	(3.00)

LESS DISTRIBUTIONS:
From capital gains	—		(1.99)		(0.01)	(0.25)

Total Distributions	—		(1.99)		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.86		0.19		2.15	(3.25)

NET ASSET VALUE, END OF PERIOD	$11.22		$10.36		$10.17	$8.02

TOTAL RETURN	8.30	%(d)	22.15%		27.00%	(26.52	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,422		$4,869		$3,686	$2,142
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.19	%(e)	(0.42)%		(0.27)%	0.19	%(e)
Operating expenses including reimbursement/waiver	0.99	%(e)	1.27	%(f)	1.29%	1.29	%(e)
Operating expenses excluding reimbursement/waiver	1.75	%(e)	2.15%		1.72%	1.81	%(e)
PORTFOLIO TURNOVER RATE	16	%(d)	106%		22%	35	%(g)

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.29% to 1.36%. Effective November 1, 2010, the net expense limitation changed from 1.36% to 0.99%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2011	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.19		$10.08		$7.99	$11.92		$12.19		$11.30
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.02	)(b)	(0.12)		(0.02)	(0.11)		(0.10)		(0.12)
Net realized and unrealized gain/(loss) on investments	0.83		2.22		2.12	(3.57)		1.13		1.21

Total from Investment Operations	0.81		2.10		2.10	(3.68)		1.03		1.09

LESS DISTRIBUTIONS:
From capital gains	—		(1.99)		(0.01)	(0.25)		(1.30)		(0.20)

Total Distributions	—		(1.99)		(0.01)	(0.25)		(1.30)		(0.20)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.81		0.11		2.09	(3.93)		(0.27)		0.89

NET ASSET VALUE, END OF PERIOD	$11.00		$10.19		$10.08	$7.99		$11.92		$12.19

TOTAL RETURN(c)	7.95	%(d)	21.55%		26.35%	(30.78)%		8.30%		9.69%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,954		$5,787		$7,450	$2,194		$7,294		$8,991
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.32	)%(e)	(0.97)%		(0.84)%	(0.66)%		(0.73)%		(1.03)%
Operating expenses including reimbursement/waiver	1.49	%(e)	1.79	%(f)	1.84%	1.77	%(g)	1.69	%(h)	1.78	%(i)
Operating expenses excluding reimbursement/waiver	2.29	%(e)	2.55%		2.22%	2.07%		1.96%		1.95%
PORTFOLIO TURNOVER RATE	16	%(d)	106%		22%	35%		33%		36%

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.84% to 1.86%. Effective November 1, 2010, the net expense limitation changed from 1.86% to 1.49%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

(h) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

(i) Effective May 1, 2006, the net expense limitation changed from 1.89% to 1.79%.

See Notes to Financial Statements	117	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Growth Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.74
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.02)
Net realized and unrealized loss on investments	(0.49)

Total from Investment Operations	(0.51)

NET DECREASE IN NET ASSET VALUE	(0.51)

NET ASSET VALUE, END OF PERIOD	$15.23

TOTAL RETURN(c)	(3.24	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$871
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.97	)%(e)
Operating expenses including reimbursement/waiver	1.34	%(e)
Operating expenses excluding reimbursement/waiver	1.42	%(e)
PORTFOLIO TURNOVER RATE	45	% (f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.67		$10.68	$8.00		$9.03
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06	)(c)	(0.06)	(0.17)		(0.01)
Net realized and unrealized gain/(loss) on investments	1.78		3.05	2.85		(0.98)

Total from Investment Operations	1.72		2.99	2.68		(0.99)

LESS DISTRIBUTIONS:
From capital gains	—		—	—		(0.04)

Total Distributions	—		—	—		(0.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.72		2.99	2.68		(1.03)

NET ASSET VALUE, END OF PERIOD	$15.39		$13.67	$10.68		$8.00

TOTAL RETURN	12.58	%(d)	28.00%	33.50%		(10.95	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$77,502		$64,880	$47,091		$908
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.78	)%(e)	(0.52)%	(0.73)%		(0.45	)%(e)
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.99	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.05	%(e)	1.11%	1.08%		1.08	%(e)
PORTFOLIO TURNOVER RATE	45	%(d)	78%	113%		108	%(g)

(a) The Fund began offering Institutional Class shares on October 21, 2008.

(b) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective January 1, 2009, the Advisor agreed to limit expenses at 0.99%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	119	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$13.57		$10.63	$7.99		$12.73	$13.90	$13.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.08	)(b)	(0.12)	(0.11)		(0.11)	(0.13)	(0.14)
Net realized and unrealized gain/(loss) on investments	1.75		3.06	2.75		(4.59)	0.44	1.86

Total from Investment Operations	1.67		2.94	2.64		(4.70)	0.31	1.72

LESS DISTRIBUTIONS:
From capital gains	—		—	—		(0.04)	(1.48)	(1.39)

Total Distributions	—		—	—		(0.04)	(1.48)	(1.39)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.67		2.94	2.64		(4.74)	(1.17)	0.33

NET ASSET VALUE, END OF PERIOD	$15.24		$13.57	$10.63		$7.99	$12.73	$13.90

TOTAL RETURN(d)	12.31	%(e)	27.66%	33.04%		(36.91)%	1.97%	12.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$47,516		$46,785	$51,177		$92,675	$174,019	$177,429
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.08	)%(f)	(0.85)%	(1.03)%		(0.95)%	(0.96)%	(1.05)%
Operating expenses including reimbursement/waiver	1.29	%(f)	1.29%	1.29	%(g)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.35	%(f)	1.41%	1.38%		1.35%	1.36%	1.40%
PORTFOLIO TURNOVER RATE	45	%(e)	78%	113%		108%	76%	84%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.29%.

June 30, 2011	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$12.58		$9.92	$7.49		$12.03	$13.30	$13.06
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.12	)(b)	(0.03)	(0.36)		(0.48)	(0.23)	(0.24)
Net realized and unrealized gain/(loss) on investments	1.63		2.69	2.79		(4.02)	0.44	1.87

Total from Investment Operations	1.51		2.66	2.43		(4.50)	0.21	1.63

LESS DISTRIBUTIONS:
From capital gains	—		—	—		(0.04)	(1.48)	(1.39)

Total Distributions	—		—	—		(0.04)	(1.48)	(1.39)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.51		2.66	2.43		(4.54)	(1.27)	0.24

NET ASSET VALUE, END OF PERIOD	$14.09		$12.58	$9.92		$7.49	$12.03	$13.30

TOTAL RETURN(d)	12.00	%(e)	26.81%	32.44%		(37.40)%	1.31%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,873		$2,812	$2,555		$2,623	$8,593	$10,617
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.73	)%(f)	(1.48)%	(1.68)%		(1.65)%	(1.61)%	(1.72)%
Operating expenses including reimbursement/waiver	1.94	%(f)	1.94%	1.94	%(g)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.00	%(f)	2.06%	2.04%		2.04%	2.01%	2.07%
PORTFOLIO TURNOVER RATE	45	%(e)	78%	113%		108%	76%	84%

(a) Prior to May 1, 2008, the Forward Growth Fund was known as the Forward Emerald Growth Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective January 1, 2009, the Advisor agreed to limit expenses at 1.94%.

See Notes to Financial Statements	121	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$9.49		$8.48		$8.63	$19.40		$18.23		$15.01
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income	0.28	(c)	0.20	(c)	0.27 (c)	0.66		0.14		0.09
Net realized and unrealized gain/(loss) on investments	(0.08)		1.32		2.82	(11.00)		2.32		4.99

Total from Investment Operations	0.20		1.52		3.09	(10.34)		2.46		5.08

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.51)		(3.24)	(0.12)		(0.13)		(0.12)
From capital gains	—		—		—	(0.31)		(1.18)		(1.74)

Total Distributions	(0.35)		(0.51)		(3.24)	(0.43)		(1.31)		(1.86)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—		0.02		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.15)		1.01		(0.15)	(10.77)		1.17		3.22

NET ASSET VALUE, END OF PERIOD	$9.34		$9.49		$8.48	$8.63		$19.40		$18.23

TOTAL RETURN	2.16	%(e)	17.97%		35.88%	(53.22)%		13.39%		34.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,901		$4,100		$4,954	$12,494		$59,726		$33,823
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.94	%(f)	2.31%		2.97%	2.32%		0.90%		0.53%
Operating expenses including reimbursement/waiver	1.49	%(f)	1.51	%(g)	1.34%	1.30	%(h)	1.25	%(i)	1.42	%(j)
Operating expenses excluding reimbursement/waiver	2.80	%(f)	3.92%		1.81%	1.70%		1.48%		1.80%
PORTFOLIO TURNOVER RATE	66	%(e)	113%		73%	94%		63%		94%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%. Effective December 1, 2010, the net expense limitation changed from 1.60% to 1.49%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

(i) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

(j) Effective May 1, 2006, the net expense limitation changed from 1.69% to 1.29%.

June 30, 2011	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.12		$7.23		$8.62	$19.41	$19.99
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income	0.29	(d)	0.21		0.29	0.43	0.09
Net realized and unrealized gain/(loss) on investments	(0.10)		1.11		2.79	(10.76)	0.66

Total from Investment Operations	0.19		1.32		3.08	(10.33)	0.75

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.43)		(4.47)	(0.15)	(0.16)
From capital gains	—		—		—	(0.31)	(1.18)

Total Distributions	(0.35)		(0.43)		(4.47)	(0.46)	(1.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.16)		0.89		(1.39)	(10.79)	(0.58)

NET ASSET VALUE, END OF PERIOD	$7.96		$8.12		$7.23	$8.62	$19.41

TOTAL RETURN	2.35	%(e)	18.30%		35.84%	(53.12)%	3.59	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,052		$1,721		$283	$13,036	$23,078
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	7.18	%(f)	2.86%		3.12%	2.82%	0.95	%(f)
Operating expenses including reimbursement/waiver	1.14	%(f)	1.16	%(g)	0.99%	0.99%	0.99	%(f)
Operating expenses excluding reimbursement/waiver	2.41	%(f)	3.54%		1.39%	1.42%	1.23	%(f)
PORTFOLIO TURNOVER RATE	66	%(e)	113%		73%	94%	63	%(h)

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2007.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%. Effective December 1, 2010, the net expense limitation changed from 1.25% to 1.14%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements	123	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward International Dividend Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized loss on investments	(0.41)

Total from Investment Operations	(0.28)

LESS DISTRIBUTIONS:
From investment income	(0.32)

Total Distributions	(0.32)

NET DECREASE IN NET ASSET VALUE	(0.60)

NET ASSET VALUE, END OF PERIOD	$7.96

TOTAL RETURN	(3.21	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	10.20	%(d)
Operating expenses including reimbursement/waiver	1.14	%(d)
Operating expenses excluding reimbursement/waiver	2.33	%(d)
PORTFOLIO TURNOVER RATE	66	%(e)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.54		$12.15	$9.51	$18.04		$18.96		$15.11
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(a)	0.10	0.12	0.15		0.11		0.08
Net realized and unrealized gain/(loss) on investments	0.44		2.41	2.63	(8.56)		0.64		4.34

Total from Investment Operations	0.51		2.51	2.75	(8.41)		0.75		4.42

LESS DISTRIBUTIONS:
From investment income	—		(0.12)	(0.11)	(0.12)		(0.08)		(0.04)
From capital gains	—		—	—	—		(1.60)		(0.54)

Total Distributions	—		(0.12)	(0.11)	(0.12)		(1.68)		(0.58)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		0.01		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.51		2.39	2.64	(8.53)		(0.92)		3.85

NET ASSET VALUE, END OF PERIOD	$15.05		$14.54	$12.15	$9.51		$18.04		$18.96

TOTAL RETURN	3.51	%(b)	20.69%	28.89%	(46.60)%		3.82%		29.51%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$67,892		$95,936	$101,110	$108,661		$274,585		$251,488
RATIOS TO AVERAGE NET ASSETS:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	1.00	%(c)	0.60%	0.72%	0.91%		0.54%		0.51%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.61	%(c)	1.64%	1.62%	1.58	%(d)	1.60	%(e)	1.56	%(f)
Operating expenses excluding reimbursement/waiver	1.61	%(c)	n/a	n/a	1.61%		1.62%		1.66%
PORTFOLIO TURNOVER RATE	39	%(b)	82%	114%	95%		79%		75%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(e) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(f) Effective January 2, 2006, the net expense limitation changed from 1.45% to 1.56%.

See Notes to Financial Statements	125	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.55		$12.16	$9.52	$18.10		$19.02		$15.15
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11	(a)	0.12	0.12	0.18		0.14		0.09
Net realized and unrealized gain/(loss) on investments	0.43		2.44	2.68	(8.58)		0.68		4.39

Total from Investment Operations	0.54		2.56	2.80	(8.40)		0.82		4.48

LESS DISTRIBUTIONS:
From investment income	—		(0.17)	(0.16)	(0.18)		(0.15)		(0.08)
From capital gains	—		—	—	—		(1.60)		(0.54)

Total Distributions	—		(0.17)	(0.16)	(0.18)		(1.75)		(0.62)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		0.01		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		2.39	2.64	(8.58)		(0.92)		3.87

NET ASSET VALUE, END OF PERIOD	$15.09		$14.55	$12.16	$9.52		$18.10		$19.02

TOTAL RETURN	3.71	%(b)	21.10%	29.37%	(46.42)%		4.18%		29.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$455,691		$436,307	$431,875	$329,966		$626,083		$389,983
RATIOS TO AVERAGE NET ASSETS:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	1.49	%(c)	0.94%	1.10%	1.26%		0.84%		0.77%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.27	%(c)	1.27%	1.25%	1.23	%(d)	1.25	%(e)	1.25	%(f)
Operating expenses excluding reimbursement/waiver	1.27	%(c)	n/a	n/a	1.26%		1.28%		1.28%
PORTFOLIO TURNOVER RATE	39	%(b)	82%	114%	95%		79%		75%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(e) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

(f) Effective January 2, 2006, the net expense limitation changed from 1.20% to 1.26%.

June 30, 2011	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.55		$12.16	$9.51	$18.04		$18.95		$15.06
INCOME/(LOSS) FROM OPERATIONS:(a)
Net investment income	0.08	(b)	0.12	0.08 (b)	0.18		0.03		0.18
Net realized and unrealized gain/(loss) on investments	0.42		2.37	2.66	(8.59)		0.76		4.23

Total from Investment Operations	0.50		2.49	2.74	(8.41)		0.79		4.41

LESS DISTRIBUTIONS:
From investment income	—		(0.10)	(0.09)	(0.12)		(0.11)		(0.01)
From capital gains	—		—	—	—		(1.60)		(0.54)

Total Distributions	—		(0.10)	(0.09)	(0.12)		(1.71)		(0.55)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		0.01		0.03

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		2.39	2.65	(8.53)		(0.91)		3.89

NET ASSET VALUE, END OF PERIOD	$15.05		$14.55	$12.16	$9.51		$18.04		$18.95

TOTAL RETURN(c)	3.44	%(d)	20.44%	28.80%	(46.64)%		4.03%		29.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,534		$1,290	$1,247	$2,010		$5,632		$3,416
RATIOS TO AVERAGE NET ASSETS:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	1.05	%(e)	0.51%	0.77%	0.91%		0.52%		0.71%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.77	%(e)	1.79%	1.72%	1.61	%(f)	1.52	%(g)	1.47	%(h)
Operating expenses excluding reimbursement/waiver	1.77	%(e)	n/a	n/a	1.63%		1.53%		1.48%
PORTFOLIO TURNOVER RATE	39	%(d)	82%	114%	95%		79%		75%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(g) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

(h) Effective January 2, 2006, the net expense limitation changed from 1.78% to 1.56%.

See Notes to Financial Statements	127	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$14.55		$12.04
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13	(b)	0.13
Net realized and unrealized gain on investments	0.41		2.55

Total from Investment Operations	0.54		2.68

LESS DISTRIBUTIONS:
From investment income	—		(0.17)

Total Distributions	—		(0.17)

NET INCREASE IN NET ASSET VALUE	0.54		2.51

NET ASSET VALUE, END OF PERIOD	$15.09		$14.55

TOTAL RETURN	3.71	%(c)	22.30	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$108		$72
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.72	%(d)	1.19	%(d)
Operating expenses	1.26	%(d)	1.29	%(d)
PORTFOLIO TURNOVER RATE	39	%(c)	82	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2011	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Large Cap Equity Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized loss on investments	(0.37)

Total from Investment Operations	(0.28)

NET DECREASE IN NET ASSET VALUE	(0.28)

NET ASSET VALUE, END OF PERIOD	$11.07

TOTAL RETURN	(2.47	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.88	%(d)
Operating expenses including reimbursement/waiver	1.34	%(d)
Operating expenses excluding reimbursement/waiver	1.65	%(d)
PORTFOLIO TURNOVER RATE	75	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

See Notes to Financial Statements	129	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.21		$9.04	$7.44	$11.66	$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.18	(b)	0.11 (b)	0.30	0.08	0.09
Net realized and unrealized gain/(loss) on investments	0.56		1.15	1.51	(4.22)	1.12

Total from Investment Operations	0.74		1.26	1.81	(4.14)	1.21

LESS DISTRIBUTIONS:
From investment income	—		(0.09)	(0.21)	(0.08)	(0.09)

Total Distributions	—		(0.09)	(0.21)	(0.08)	(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.74		1.17	1.60	(4.22)	1.13

NET ASSET VALUE, END OF PERIOD	$10.95		$10.21	$9.04	$7.44	$11.66

TOTAL RETURN	7.25	%(c)	13.98%	24.34%	(35.48)%	11.59	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,345		$2,898	$990	$5,016	$6,683
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.38	%(d)	1.22%	1.14%	0.91%	0.95	%(d)
Operating expenses including reimbursement/waiver	0.99	%(d)	0.99%	0.99%	0.99%	0.99	%(d)
Operating expenses excluding reimbursement/waiver	1.29	%(d)	1.35%	1.67%	1.29%	1.52	%(d)
PORTFOLIO TURNOVER RATE	75	%(c)	73%	182%	89%	75	%(e)

(a) The Fund began offering Institutional Class shares on January 31, 2007.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

June 30, 2011	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.34		$9.17	$7.45	$11.65		$10.40		$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(b)	0.07	0.04	0.04		0.06		0.02
Net realized and unrealized gain/(loss) on investments	0.57		1.16	1.73	(4.20)		1.24		0.40

Total from Investment Operations	0.72		1.23	1.77	(4.16)		1.30		0.42

LESS DISTRIBUTIONS:
From investment income	—		(0.06)	(0.05)	(0.04)		(0.06)		(0.02)

Total Distributions	—		(0.06)	(0.05)	(0.04)		(0.06)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		0.01		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.72		1.17	1.72	(4.20)		1.25		0.40

NET ASSET VALUE, END OF PERIOD	$11.06		$10.34	$9.17	$7.45		$11.65		$10.40

TOTAL RETURN(c)	6.96	%(d)	13.45%	23.78%	(35.70)%		12.58%		4.24	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$14,251		$15,266	$13,761	$8,102		$12,291		$10,425
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.71	%(e)	0.75%	0.64%	0.44%		0.52%		1.44	%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)	1.49%	1.49%	1.44	%(f)	1.34	%(g)	1.35	%(e)
Operating expenses excluding reimbursement/waiver	1.80	%(e)	1.85%	2.01%	1.73%		1.87%		1.84	%(e)
PORTFOLIO TURNOVER RATE	75	%(d)	73%	182%	89%		75%		0	%(d)

(a) The Fund began offering Class A shares on October 31, 2006.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

(g) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

See Notes to Financial Statements	131	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Select EM Dividend Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.19
Net realized and unrealized loss on investments	(1.40)

Total from Investment Operations	(1.21)

LESS DISTRIBUTIONS:
From investment income	(0.18)

Total Distributions	(0.18)

NET DECREASE IN NET ASSET VALUE	(1.39)

NET ASSET VALUE, END OF PERIOD	$23.61

TOTAL RETURN	(4.83	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$690
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.95	%(d)
Operating expenses including reimbursement/waiver	1.79	%(d)
Operating expenses excluding reimbursement/waiver	2.31	%(d)
PORTFOLIO TURNOVER RATE	64	%(c)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2011	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Select EM Dividend Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized loss on investments	(0.77)

Total from Investment Operations	(0.57)

LESS DISTRIBUTIONS:
From investment income	(0.19)

Total Distributions	(0.19)

NET DECREASE IN NET ASSET VALUE	(0.76)

NET ASSET VALUE, END OF PERIOD	$23.61

TOTAL RETURN	(2.32	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,168
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.58	%(d)
Operating expenses including reimbursement/waiver	1.39	%(d)
Operating expenses excluding reimbursement/waiver	1.87	%(d)
PORTFOLIO TURNOVER RATE	64	%(e)

(a) The Fund began offering Institutional Class shares on May 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through June 30, 2011.

See Notes to Financial Statements	133	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Select EM Dividend Fund

	CLASS C
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.16
Net realized and unrealized loss on investments	(1.39)

Total from Investment Operations	(1.23)

LESS DISTRIBUTIONS:
From investment income	(0.16)

Total Distributions	(0.16)

NET DECREASE IN NET ASSET VALUE	(1.39)

NET ASSET VALUE, END OF PERIOD	$23.61

TOTAL RETURN	(4.91	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$637
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.32	%(d)
Operating expenses including reimbursement/waiver	2.39	%(d)
Operating expenses excluding reimbursement/waiver	2.90	%(d)
PORTFOLIO TURNOVER RATE	64	%(c)

(a) The Fund began offering Class C shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2011	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Select EM Dividend Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized loss on investments	(1.40)

Total from Investment Operations	(1.20)

LESS DISTRIBUTIONS:
From investment income	(0.19)

Total Distributions	(0.19)

NET DECREASE IN NET ASSET VALUE	(1.39)

NET ASSET VALUE, END OF PERIOD	$23.61

TOTAL RETURN	(4.77	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$658
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.32	%(d)
Operating expenses including reimbursement/waiver	1.39	%(d)
Operating expenses excluding reimbursement/waiver	1.91	%(d)
PORTFOLIO TURNOVER RATE	64	%(c)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	135	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Enhanced Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.35)
Net realized and unrealized gain on investments	0.55

Total from Investment Operations	0.20

NET INCREASE IN NET ASSET VALUE	0.20

NET ASSET VALUE, END OF PERIOD	$25.20

TOTAL RETURN	0.80	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$9,055
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.81	)%(d)
Operating expenses including reimbursement/waiver	2.84	%(d)
Operating expenses excluding reimbursement/waiver	3.47	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a) The Fund began offering Investor Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2011	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Enhanced Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.31)
Net realized and unrealized gain on investments	0.55

Total from Investment Operations	0.24

NET INCREASE IN NET ASSET VALUE	0.24

NET ASSET VALUE, END OF PERIOD	$25.24

TOTAL RETURN	0.96	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,121
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.46	)%(d)
Operating expenses including reimbursement/waiver	2.49	%(d)
Operating expenses excluding reimbursement/waiver	3.88	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a) The Fund began offering Institutional Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	137	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Enhanced Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.36)
Net realized and unrealized gain on investments	0.52

Total from Investment Operations	0.16

NET INCREASE IN NET ASSET VALUE	0.16

NET ASSET VALUE, END OF PERIOD	$25.16

TOTAL RETURN	0.64	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$885
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.96	)%(d)
Operating expenses including reimbursement/waiver	2.99	%(d)
Operating expenses excluding reimbursement/waiver	4.51	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a) The Fund began offering Class A shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2011	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Enhanced Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.42)
Net realized and unrealized gain on investments	0.53

Total from Investment Operations	0.11

NET INCREASE IN NET ASSET VALUE	0.11

NET ASSET VALUE, END OF PERIOD	$25.11

TOTAL RETURN	0.44	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,204
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(3.41	)%(d)
Operating expenses including reimbursement/waiver	3.44	%(d)
Operating expenses excluding reimbursement/waiver	4.03	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)

(a) The Fund began offering Class C shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	139	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Tactical Enhanced Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.13)
Net realized and unrealized loss on investments	(0.19)

Total from Investment Operations	(0.32)

NET DECREASE IN NET ASSET VALUE	(0.32)

NET ASSET VALUE, END OF PERIOD	$25.24

TOTAL RETURN	(1.25	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$59
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.43	)%(d)
Operating expenses including reimbursement/waiver	2.49	%(d)
Operating expenses excluding reimbursement/waiver	2.55	%(d)
PORTFOLIO TURNOVER RATE	0	%(e)

(a) The Fund began offering Class M shares on April 15, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.26		$25.69	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.18	)(b)	(0.24)	(0.05)
Net realized and unrealized gain on investments	0.32		0.81	0.74

Total from Investment Operations	0.14		0.57	0.69

NET INCREASE IN NET ASSET VALUE	0.14		0.57	0.69

NET ASSET VALUE, END OF PERIOD	$26.40		$26.26	$25.69

TOTAL RETURN	0.53	%(c)	2.22%	2.76	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$256,134		$313,875	$133,848
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.38	)%(d)	(1.05)%	(1.28	)%(d)
Operating expenses including reimbursement/waiver	1.83	%(d)	1.80%	1.82	%(d)
Operating expenses excluding reimbursement/waiver	1.83	%(d)	1.80%	1.82	%(d)
PORTFOLIO TURNOVER RATE	122	%(c)	762%	758	%(c)

(a) The Fund began offering Investor Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	141	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.37		$25.71	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.15	)(b)	(0.17)	(0.01)
Net realized and unrealized gain on investments	0.33		0.83	0.72

Total from Investment Operations	0.18		0.66	0.71

NET INCREASE IN NET ASSET VALUE	0.18		0.66	0.71

NET ASSET VALUE, END OF PERIOD	$26.55		$26.37	$25.71

TOTAL RETURN	0.68	%(c)	2.57%	2.84	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$84,867		$151,485	$64,399
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.12	)%(d)	(0.70)%	(0.36	)%(d)
Operating expenses including reimbursement/waiver	1.48	%(d)	1.44%	1.50	%(d)
Operating expenses excluding reimbursement/waiver	1.48	%(d)	1.44%	1.53	%(d)
PORTFOLIO TURNOVER RATE	122	%(c)	762%	758	%(c)

(a) The Fund began offering Institutional Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2011	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.19		$26.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.20	)(b)	(0.10)
Net realized and unrealized gain on investments	0.32		0.10

Total from Investment Operations	0.12		–

NET INCREASE IN NET ASSET VALUE	0.12		–

NET ASSET VALUE, END OF PERIOD	$26.31		$26.19

TOTAL RETURN(c)	0.46	%(d)	0.00	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$109,228		$74,910
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.48	)%(e)	(0.99	)%(e)
Operating expenses including reimbursement/waiver	1.98	%(e)	2.00	%(e)
Operating expenses excluding reimbursement/waiver	1.98	%(e)	2.00	%(e)
PORTFOLIO TURNOVER RATE	122	%(d)	762	%(f)

(a) The Fund began offering Class A shares on March 12, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	143	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.06		$25.65	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.26	)(b)	(0.22)	(0.06)
Net realized and unrealized gain on investments	0.32		0.63	0.71

Total from Investment Operations	0.06		0.41	0.65

NET INCREASE IN NET ASSET VALUE	0.06		0.41	0.65

NET ASSET VALUE, END OF PERIOD	$26.12		$26.06	$25.65

TOTAL RETURN(c)	0.23	%(d)	1.60%	2.60	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$144,942		$119,659	$23,250
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.95	)%(e)	(1.57)%	(1.71	)%(e)
Operating expenses including reimbursement/waiver	2.43	%(e)	2.41%	2.43	%(e)
Operating expenses excluding reimbursement/waiver	2.43	%(e)	2.41%	2.44	%(e)
PORTFOLIO TURNOVER RATE	122	%(d)	762%	758	%(d)

(a) The Fund began offering Class C shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

June 30, 2011	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.37		$25.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.13	)(b)	(0.07)
Net realized and unrealized gain on investments	0.32		0.86

Total from Investment Operations	0.19		0.79

NET INCREASE IN NET ASSET VALUE	0.19		0.79

NET ASSET VALUE, END OF PERIOD	$26.56		$26.37

TOTAL RETURN	0.72	%(c)	3.09	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$258,906		$197,655
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.99	)%(d)	(0.57	)%(d)
Operating expenses including reimbursement/waiver	1.48	%(d)	1.49	%(d)
Operating expenses excluding reimbursement/waiver	1.48	%(d)	1.49	%(d)
PORTFOLIO TURNOVER RATE	122	%(c)	762	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	145	June 30, 2011

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Commodity Long/Short Strategy Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.05)
Net realized and unrealized gain on investments	2.46

Total from Investment Operations	2.41

LESS DISTRIBUTIONS:
From investment income	(0.04)

Total Distributions	(0.04)

NET INCREASE IN NET ASSET VALUE	2.37

NET ASSET VALUE, END OF PERIOD	$27.37

TOTAL RETURN	9.61	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,070
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.40	)%(e)
Operating expenses including reimbursement/waiver	2.01	%(e)
Operating expenses excluding reimbursement/waiver	2.04	%(e)
PORTFOLIO TURNOVER RATE	11	%(d)

(a) The Fund began offering Investor Class shares on January 3, 2011.

(b) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2011	146	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Commodity Long/Short Strategy Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.01)
Net realized and unrealized gain on investments	2.47

Total from Investment Operations	2.46

LESS DISTRIBUTIONS:
From investment income	(0.06)

Total Distributions	(0.06)

NET INCREASE IN NET ASSET VALUE	2.40

NET ASSET VALUE, END OF PERIOD	$27.40

TOTAL RETURN	9.85	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$9,626
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.06	)%(e)
Operating expenses including reimbursement/waiver	1.66	%(e)
Operating expenses excluding reimbursement/waiver	1.67	%(e)
PORTFOLIO TURNOVER RATE	11	%(d)

(a) The Fund began offering Institutional Class shares on January 3, 2011.

(b) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	147	June 30, 2011

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Commodity Long/Short Strategy Fund

	CLASS C
	PERIOD ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$28.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.04)
Net realized and unrealized loss on investments	(1.10)

Total from Investment Operations	(1.14)

LESS DISTRIBUTIONS:
From investment income	(0.01)

Total Distributions	(0.01)

NET DECREASE IN NET ASSET VALUE	(1.15)

NET ASSET VALUE, END OF PERIOD	$27.34

TOTAL RETURN(d)	(4.00	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,161
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.94	)%(f)
Operating expenses including reimbursement/waiver	2.61	%(f)
Operating expenses excluding reimbursement/waiver	2.66	%(f)
PORTFOLIO TURNOVER RATE	11	%(g)

(a) The Fund began offering Class C shares on May 4, 2011.

(b) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	148	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Commodity Long/Short Strategy Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(c)
Net realized and unrealized gain on investments	2.44

Total from Investment Operations	2.44

LESS DISTRIBUTIONS:
From investment income	(0.07)

Total Distributions	(0.07)

NET INCREASE IN NET ASSET VALUE	2.37

NET ASSET VALUE, END OF PERIOD	$27.37

TOTAL RETURN	9.80	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,566
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.02	%(f)
Operating expenses including reimbursement/waiver	1.60	%(f)
Operating expenses excluding reimbursement/waiver	1.64	%(f)
PORTFOLIO TURNOVER RATE	11	%(e)

(a) The Fund began offering Class Z shares on January 3, 2011.

(b) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(c) Amount represents less than $0.01 per share.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	149	June 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust has 33 registered funds. This semi-annual report describes 13 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Banking and Finance Fund (“Banking and Finance Fund”), the Forward Credit Analysis Long/Short Fund (prior to May 1, 2011, known as the Forward Long/Short Credit Analysis Fund) (“Credit Analysis Long/Short Fund”), the Forward EM Corporate Debt Fund (prior to February 14, 2011, known as the Forward International Fixed Income Fund) (“EM Corporate Debt Fund”), the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward Focus Fund (“Focus Fund”), the Forward Growth Fund (“Growth Fund”), the Forward International Dividend Fund (“International Dividend Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Large Cap Equity Fund (“Large Cap Equity Fund”), the Forward Select EM Dividend Fund (“Select EM Dividend Fund”), the Forward Tactical Enhanced Fund (“Tactical Enhanced Fund”), the Forward Tactical Growth Fund (“Tactical Growth Fund”), and the Forward Commodity Long/Short Strategy Fund (“Commodity Long/Short Strategy Fund”).

The Banking and Finance Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective. The Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income) by investing primarily in fixed income securities of companies located in emerging market countries and seeks to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The Focus Fund seeks to achieve high total returns and invests primarily in the equity securities of companies that have small to medium market capitalization. The Growth Fund seeks to achieve long-term growth of capital through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks. The International Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the U.S. The Large Cap Equity Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in equity securities of companies that have large capitalizations. The Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income and invests primarily in equity securities of dividend paying companies located in emerging market countries. The Tactical Enhanced Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index. The Tactical Growth Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index. The Commodity Long/Short Strategy Fund seeks long term total return and seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index.

June 30, 2011	150

Notes to Financial Statements (Unaudited)

The Banking and Finance Fund offers Investor Class, Class A and Class C shares; the Credit Analysis Long/Short Fund offers Investor Class, Institutional Class, Class A, Class C and Class M shares; the EM Corporate Debt Fund offers Investor Class, Institutional Class and Class C shares; the Emerging Markets Fund offers Investor Class, Institutional Class and Class M shares; the Focus Fund offers Investor Class, Institutional Class and Class A shares; the Growth Fund offers Investor Class, Institutional Class, Class A and Class C shares; the International Dividend Fund offers Investor Class, Institutional Class and Class M shares; the International Small Companies Fund offers Investor Class, Institutional Class, Class A and Class M shares; the Large Cap Equity Fund offers Investor Class, Institutional Class and Class A shares; the Select EM Dividend Fund offers Investor Class, Institutional Class, Class C and Class M shares; the Tactical Enhanced fund offers Investor Class, Institutional Class, Class A, Class C and Class M shares; the Tactical Growth Fund offers Investor Class, Institutional Class, Class A, Class C and Class M shares; and the Commodity Long/Short Strategy Fund offers Investor Class, Institutional Class, Class C and Class Z shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares of all Funds are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months of purchase, in accordance with each Fund’s prospectus. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with each Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are

151	June 30, 2011

Notes to Financial Statements (Unaudited)

valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

June 30, 2011	152

Notes to Financial Statements (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Each Fund (excluding the Growth Fund) may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2011, the Credit Analysis Long/Short Fund held securities sold short with a market value of $117,848,892. The other Funds held no securities sold short at June 30, 2011.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically

153	June 30, 2011

Notes to Financial Statements (Unaudited)

collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending

June 30, 2011	154

Notes to Financial Statements (Unaudited)

are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2011, the Emerging Markets, the Growth Fund and the International Small Companies Fund had securities on loan valued at $379,730, $7,647,002 and $36,695,010, respectively, and received cash collateral with a value of $409,775, $7,766,668 and $39,356,247, respectively. As of June 30, 2011 the other Funds had no securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the

155	June 30, 2011

Notes to Financial Statements (Unaudited)

assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Banking and Finance Fund
Common Stocks(a)	$40,272,918	—	—	$40,272,918
Short-Term Bank Debt Instruments	—	$267,914	—	267,914

Total	$40,272,918	$267,914	—	$40,540,832

Credit Analysis Long/Short Fund
Preferred Stocks(a)	$1,840,525	$1,515,000	—	$3,355,525
Corporate Bonds(a)	—	19,984,674	—	19,984,674
Municipal Bonds(a)	—	249,121,350	—	249,121,350
Short-Term Bank Debt Instruments	—	24,378,011	—	24,378,011

Total	$1,840,525	$294,999,035	—	$296,839,560

EM Corporate Debt Fund
Exchange-Traded Funds	$131,670	—	—	$131,670
Foreign Government Obligations(a)	—	$951,443	—	951,443
Convertible Corporate Bonds(a)	—	947,420	—	947,420
Corporate Bonds(a)	—	24,526,275	—	24,526,275
Government Bonds	—	1,993,132	—	1,993,132
Short-Term Bank Debt Instruments	—	461,661	—	461,661

Total	$131,670	$28,879,931	—	$29,011,601

June 30, 2011	156

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Emerging Markets Fund
Common Stocks
Argentina	$581,370	—	—	$581,370
Brazil	12,780,891	—	—	12,780,891
Chile	685,372	—	—	685,372
China	479,181	$21,979,949	—	22,459,130
Hong Kong	563,106	528,420	—	1,091,526
Hungary	—	233,311	—	233,311
India	3,294,099	2,181,754	—	5,475,853
Indonesia	—	4,164,926	—	4,164,926
Ireland	259,850	—	—	259,850
Kazakhstan	—	716,482	—	716,482
Malaysia	—	4,463,966	—	4,463,966
Mexico	3,160,741	—	—	3,160,741
Peru	464,940	—	—	464,940
Philippines	—	607,565	—	607,565
Poland	—	894,890	—	894,890
Russia	2,327,602	5,199,862	—	7,527,464
South Africa	1,552,574	4,476,878	—	6,029,452
South Korea	725,132	15,313,703	—	16,038,835
Taiwan	1,508,568	9,900,689	—	11,409,257
Thailand	—	1,883,926	—	1,883,926
Turkey	—	740,687	—	740,687
Exchange-Traded Funds	432,348	—	—	432,348
Investment Holding Companies(a)	49,400	—	—	49,400
Loan Participation Notes(a)	—	583,009	—	583,009
Preferred Stocks(a)	5,948,109	—	—	5,948,109
Short-Term Bank Debt Instruments	—	4,807,825	—	4,807,825
Investments Purchased with Cash Collateral From Securities Loaned	409,775	—	—	409,775

Total	$35,223,058	$78,677,842	—	$113,900,900

Focus Fund
Common Stocks(a)	$12,575,102	—	—	$12,575,102
Short-Term Bank Debt Instruments	—	$100,290	—	100,290

Total	$12,575,102	$100,290	—	$12,675,392

Growth Fund
Common Stocks(a)	$127,863,790	—	—	$127,863,790
Short-Term Bank Debt Instruments	—	$1,067,813	—	1,067,813
Investments Purchased with Cash Collateral From Securities Loaned	7,766,668	—	—	7,766,668

Total	$135,630,458	$1,067,813	—	$136,698,271

International Dividend Fund
Common Stocks(a)	$7,046,117	—	—	$7,046,117
Preferred Stocks(a)	269,797	—	—	269,797
Short-Term Bank Debt Instruments	—	$674,232	—	674,232

Total	$7,315,914	$674,232	—	$7,990,146

157	June 30, 2011

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

International Small Companies Fund
Common Stocks(a)	$509,554,995	—	—	$509,554,995
Preferred Stocks(a)	6,413,699	—	—	6,413,699
Short-Term Bank Debt Instruments	—	$8,302,043	—	8,302,043
Investments Purchased with Cash Collateral From Securities Loaned	39,356,247	—	—	39,356,247

Total	$555,324,941	$8,302,043	—	$563,626,984

Large Cap Equity Fund
Common Stocks(a)	$18,475,129	—	—	$18,475,129
Convertible Preferred Stocks(a)	318,542	—	—	318,542
Short-Term Bank Debt Instruments	—	$737,317	—	737,317

Total Investments	$18,793,671	$737,317	—	$19,530,988

Select EM Dividend Fund
Common Stocks
Argentina	$346,885	—	—	$346,885
Australia	—	$76,036	—	76,036
Austria	109,922	—	—	109,922
Brazil	1,097,522	—	—	1,097,522
Chile	276,520	—	—	276,520
China	166,552	1,424,922	—	1,591,474
Columbia	180,171	—	—	180,171
Hong Kong	229,222	499,392	—	728,614
India	24,339	—	—	24,339
Indonesia	210,450	833,700	—	1,044,150
Italy	—	187,762	—	187,762
Malaysia	91,715	773,259	—	864,974
Mexico	328,791	—	—	328,791
Nigeria	117,336	—	—	117,336
Philippines	144,096	104,575	—	248,671
Poland	—	237,009	—	237,009
Russia	216,750	—	—	216,750
Singapore	222,940	—	—	222,940
South Africa	243,326	243,699	—	487,025
South Korea	148,092	139,478	—	287,570
Taiwan	121,056	937,269	—	1,058,325
Thailand	112,090	800,431	—	912,521
Turkey	398,716	566,071	—	964,787
Preferred Stocks(a)	—	150,874	—	150,874
Short-Term Bank Debt Instruments	—	1,519,636	—	1,519,636

Total	$4,786,491	$8,494,113	—	$13,280,604

Tactical Enhanced Fund
Purchased Options	$43,624	—	—	$43,624
Short -Term Bank Debt Instruments	—	$15,251,577	—	15,251,577

Total	$43,624	$15,251,577	—	$15,295,201

June 30, 2011	158

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Tactical Growth Fund
Exchange-Traded Funds	$206,931,204	—	—	$206,931,204
Short-Term Bank Debt Instruments	—	$614,194,047	—	614,194,047

Total	$206,931,204	$614,194,047	—	$821,125,251

Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$11,485,546	—	$11,485,546
Asset-Backed Securities(a)	—	2,595,035	—	2,595,035
Collateralized Mortgage Obligations	—	4,035,251	—	4,035,251
Corporate Bonds(a)	—	14,633,500	—	14,633,500
Municipal Bonds(a)	—	1,724,517	—	1,724,517
Short Term Securities	—	1,999,948	—	1,999,948
Short-Term Bank Debt Instruments	—	7,544,764	—	7,544,764

Total Investments	—	$44,018,561	—	$44,018,561

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(45,910,737)	—	$(45,910,737)
Government Bonds	—	(71,938,155)	—	(71,938,155)

Total	—	$(117,848,892)	—	$(117,848,892)

EM Corporate Debt Fund
Liabilities
Forward Foreign Currency Contracts	—	$(25,517)	—	$(25,517)

Total	—	$(25,517)	—	$(25,517)

Emerging Markets Fund
Assets
Futures Contracts	$85,491	—	—	$85,491

Total	$85,491	—	—	$85,491

Select EM Dividend Fund
Assets
Futures Contracts	$66,794	—	—	$66,794

Total	$66,794	—	—	$66,794

Tactical Enhanced Fund
Assets
Futures Contracts	$88,542	—	—	$88,542

Total	$88,542	—	—	$88,542

159	June 30, 2011

Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Tactical Growth Fund
Assets
Futures Contracts	$1,652,936	—	—	$1,652,936

Total	$1,652,936	—	—	$1,652,936

Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$895,045	—	$895,045

Total	—	$895,045	—	$895,045

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Credit Analysis Long/Short Fund	Municipal Bonds
Balance as of December 31, 2010	$792,000
Realized gain/(loss)(a)	—
Change in unrealized appreciation(a)	8,000
Net purchase/(sales)	(800,000)
Transfers in and/(out) of Level 3	—

Balance as of June 30, 2011	$—

Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011	$—

Emerging Markets Fund	Common Stocks	Preferred Stocks
Balance as of December 31, 2010	$792,023	$1,014,398
Realized gain/(loss)(a)	(303,052)	245,070
Change in unrealized appreciation/(depreciation)(a)	219,332	(338,414)
Net purchase/(sales)	(708,303)	(921,054)
Transfers in and/(out) of Level 3	—	—

Balance as of June 30, 2011	$—	$—

Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011	$—	$—

International Dividend Fund	Common Stocks
Balance as of December 31, 2010	$51,800
Realized gain/(loss)(a)	—
Change in unrealized depreciation(a)	(2,450)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	(49,350)

Balance as of June 30, 2011	$—

Net change in unrealized appreciation/(depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011	$—

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

During the six months ended June 30, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the six months ended June 30, 2011, the other Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures

June 30, 2011	160

Notes to Financial Statements (Unaudited)

contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The EM Corporate Debt Fund invests in foreign currency exchange contracts for hedging purposes, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange

161	June 30, 2011

Notes to Financial Statements (Unaudited)

contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations.

Option Writing/Purchasing: The Funds (excluding the Growth Fund) may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2011 the Tactical Enhanced Fund held purchased options with a market value of $43,624. The other funds held no purchased or written options at June 30, 2011. The Funds had no written option activity for the six months ended June 30, 2011.

Futures: The Funds (excluding the Banking and Finance Fund and the Growth Fund) may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option

June 30, 2011	162

Notes to Financial Statements (Unaudited)

position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2011, the Emerging Markets Fund, Select EM Dividend Fund, Tactical Enhanced Fund and the Tactical Growth Fund had futures contracts outstanding with an unrealized gain of $85,491, $66,794, $88,542 and $1,652,935 respectively. The other Funds held no futures contracts at June 30, 2011.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2011(a)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITIES DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
EM Corporate Debt Fund
Foreign Exchange Contracts	Unrealized gain on forward contracts	—	Unrealized loss on forward contracts	$25,517

Total		—		$25,517

Emerging Markets Fund
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	$85,491	Variation Margin Payable/Unrealized Depreciation	—

Total		$85,491		—

Select EM Dividend Fund
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	$66,794	Variation Margin Payable/Unrealized Depreciation	—

Total		$66,794		—

Tactical Enhanced Fund
Equity Contracts	Investments, at value	$43,624	Options written, at value	—
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	88,542	Variation Margin Payable/Unrealized Depreciation	—

Total		$132,166		—

163	June 30, 2011

Notes to Financial Statements (Unaudited)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITIES DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Tactical Growth Fund
Equity Contracts	Variation Margin Receivable/Unrealized Appreciation(b)	$1,652,936	Variation Margin Payable/Unrealized Depreciation	—

Total		$1,652,936		—

Commodity Long/Short Strategy Fund
Equity Contracts	Unrealized gain on swap contracts	$895,045	Unrealized loss on swap contracts	—

Total		$895,045		—

(a) For open derivative instruments as of June 30, 2011, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2011.

(b) Includes cumulative appreciation/(depreciation) on futures as reported on the Portfolio of Investments.

There were no other Funds that held derivatives instruments during the six months ended June 30, 2011.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2011:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
EM Corporate Debt Fund
Interest Rate Contracts	Net realized loss on futures contracts /Net change in unrealized appreciation on futures contracts	$(14,099)	$731
Foreign Exchange Contracts	Net realized gain on foreign currency transactions/Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	20,979	(33,371)

Total		$6,880	$(32,640)

Emerging Markets Fund
Equity Contracts	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	$1,585,815	$(876,229)

Total		$1,585,815	$(876,229)

Select EM Dividend Fund
Equity Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$(232,821)	$66,794

		$(232,821)	$66,794

Tactical Enhanced Fund
Equity Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$(307,593)	$88,542

Total		$(307,593)	$88,542

Tactical Growth Fund
Equity Contracts	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$(5,514,540)	$1,652,935

Total		$(5,514,540)	$1,652,935

June 30, 2011	164

Notes to Financial Statements (Unaudited)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Commodity Long/Short Strategy Fund
Equity Contracts	Net realized gain on swap contracts/Net change in unrealized appreciation on swap contracts	$1,057,116	$895,045

Total		$1,057,116	$895,045

There were no other Funds that held Derivative Instruments on the Statement of Operations as of June 30, 2011.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general

165	June 30, 2011

Notes to Financial Statements (Unaudited)

market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

June 30, 2011	166

Notes to Financial Statements (Unaudited)

During the six months ended March 31, 2011, the Forward Commodity Long/Short Strategy Fund invested in swap agreements consistent with the Fund’s investment strategies to gain exposure to certain markets or indices. As of June 30, 2011, the Forward Commodity Long/Short Fund had total return swap agreements outstanding with an unrealized gain of $895,045. As of June 30, 2011, the other Funds held no swap agreements.

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund (the “Fund”) seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund: The Subsidiary, a Cayman Islands exempted company, was incorporated on October 12, 2010 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expenses of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of June 30, 2011, net assets of the Fund were $48,423,113, of which $10,416,835, or 21.51%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Banking and Finance Fund, Emerging Markets Fund, Focus Fund, Growth Fund, International Small Companies Fund, Large Cap Equity Fund, Tactical Enhanced Fund and Tactical Growth Fund and quarterly for the Credit Analysis Long/Short Fund, EM Corporate Debt Fund, International Dividend Fund, Select EM Dividend Fund and Commodity Long/Short Strategy Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M

167	June 30, 2011

Notes to Financial Statements (Unaudited)

of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets.

For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

June 30, 2011	168

Notes to Financial Statements (Unaudited)

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2011 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2011, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Banking and Finance Fund	1.00% up to and including $100 million
0.90% over $100 million

Credit Analysis Long/Short Fund	1.50%

EM Corporate Debt Fund	0.70% up to and including $500 million
0.64% over $500 million up to and including $1 billion
0.58% over $1 billion up to and including $5 billion
0.52% over $5 billion

Emerging Markets Fund	1.25% up to and including $500 million
1.20% over $500 million up to and including $1 billion
1.15% over $1 billion

Focus Fund	0.75%

Growth Fund	0.75% up to and including $250 million
0.65% over $250 million up to and including $500 million
0.55% over $500 million up to and including $750 million
0.45% over $750 million

International Dividend Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Companies Fund	1.00% up to and including $1 billion
0.95% over $1 billion

Large Cap Equity Fund	0.80% up to and including $500 million
0.725% over $500 million up to and including $1 billion
0.675% over $1 billion

Select EM Dividend Fund	1.10%

Tactical Enhanced Fund	2.15%

Tactical Growth Fund	1.25%

Commodity Long/Short Strategy Fund	1.00%(a)

(a) The Commodity Long/Short Strategy Fund may invest a portion of its assets in a wholly-owned Cayman subsidiary. The Subsidiary has entered into a separate advisory agreement with Forward Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the

169	June 30, 2011

Notes to Financial Statements (Unaudited)

management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

The Trust and Forward Management have entered into investment sub-advisory agreements with Emerald Mutual Fund Advisers Trust (“Emerald”) for Banking and Finance Fund and Growth Fund; Cedar Ridge Partners, LLC (“Cedar Ridge”) for Credit Analysis Long/Short Fund; SW Asset Management, LLC (“SW”) for EM Corporate Debt Fund) (prior to February 14, 2011, Pictet Asset Management SA (“PAM SA”) served as sub-advisor); Pictet Asset Management Ltd (“PAM Ltd”) for Emerging Markets Fund and International Small Companies Fund; and Broadmark Asset Management, LLC (“Broadmark”) for Tactical Enhanced Fund and Tactical Growth Fund (each a “Sub-Advisor” and, collectively, the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on each Fund’s average daily net assets:

FUND	SUB-ADVISORY FEE
Banking and Finance Fund	0.65% up to and including $100 million
0.55% over $100 million

Credit Analysis Long/Short Fund	1.00%

EM Corporate Debt Fund	0.35%

Emerging Markets Fund	0.80% up to and including $250 million
0.75% over $250 million

Growth Fund	0.40% up to and including $250 million
0.30% over $250 million up to and including $500 million
0.20% over $500 million up to and including $750 million
0.10% over $750 million

International Small Companies Fund	0.60%

Tactical Enhanced Fund	1.40%

Tactical Growth Fund	0.70%

Prior to February 14, 2011 the EM Corporate Debt Fund and Forward Management had a sub-advisory agreement with Pictet Asset Management SA (“PAM SA”) (the “Sub-Advisor”). Pursuant to this agreement, the Sub-Advisor provided investment sub-advisory services to the Fund and was entitled to receive a fee from Forward Management calculated daily and payable monthly at the annual rate of 0.35% up to and including $500 million, 0.32% over $500 million up to and including $1 billion, 0.29% over $1 billion up to and including $5 billion, 0.26% over $5 billion, based on average daily net assets.

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends, expenses of the subsidiary and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Funds have entered into an agreement to

June 30, 2011	170

Notes to Financial Statements (Unaudited)

reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above, as shown in the table below:

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS C	CLASS M	CLASS Z	END DATE
Credit Analysis Long/Short Fund	1.64%	1.99%	2.14%	2.59%	1.64%	N/A	April 30, 2012
EM Corporate Debt Fund	0.99%	1.39%	N/A	1.94%	N/A	N/A	April 30, 2012
Emerging Markets Fund	1.39%	1.79%	N/A	N/A	1.39%	N/A	April 30, 2012
Focus Fund	0.99%	1.34%	1.49%	N/A	N/A	N/A	April 30, 2012
Growth Fund	0.99%	1.34%	1.29%	1.94%	N/A	N/A	April 30, 2012
International Dividend Fund	1.14%	1.49%	N/A	N/A	1.14%	N/A	April 30, 2012
Large Cap Equity Fund	0.99%	1.34%	1.49%	N/A	N/A	N/A	April 30, 2012
Select EM Dividend Fund	1.39%	1.79%	N/A	2.39%	1.39%	N/A	April 30, 2012
Tactical Enhanced Fund	2.49%	2.84%	2.99%	3.44%	2.49%	N/A	April 30, 2012
Commodity Long/Short Strategy Fund	1.35%	1.70%	N/A	2.30%	N/A	1.30%	April 30, 2012

For the six months ended June 30, 2011, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Credit Analysis Long/Short Fund
Investor Class	$120,359	$0	$120,359
Institutional Class	21,286	0	21,286
Class A	1,968	0	1,968
Class C	12,684	0	12,684
Class M	5,136	0	5,136
EM Corporate Debt Fund
Investor Class	29,161	0	29,161
Institutional Class	25,548	0	25,548
Class C	8,072	0	8,072
Emerging Markets Fund
Investor Class	123,478	0	123,478
Institutional Class	184,852	0	184,852
Class M	666	0	666
Focus Fund
Investor Class	4,787	0	4,787
Institutional Class	20,824	0	20,824
Class A	23,198	0	23,198
Growth Fund
Investor Class(a)	39	0	39
Institutional Class	21,026	0	21,026
Class A	13,543	0	13,543
Class C	868	0	868
International Dividend Fund
Investor Class	25,251	0	25,251
Institutional Class	20,198	0	20,198
Class M(b)	18	0	18
Large Cap Equity Fund
Investor Class(c)	8	0	8
Institutional Class	7,090	0	7,090
Class A	23,336	0	23,336

171	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Select EM Dividend Fund
Investor Class	$581	$0	$581
Institutional Class	8,895	0	8,895
Class C	528	0	528
Class M	542	0	542
Tactical Enhanced Fund
Investor Class	11,018	0	11,018
Institutional Class	17,997	0	17,997
Class A	1,746	0	1,746
Class C	2,492	0	2,492
Class M(d)	9	0	9
Commodity Long/Short Strategy Fund
Investor Class	555	0	555
Institutional Class	315	0	315
Class C(e)	52	0	52
Class Z	5,191	0	5,191

(a) The Growth Fund began offering Investor Class shares on May 2, 2011.

(b) The International Dividend Fund began offering Class M shares on May 2, 2011.

(c) The Large Cap Equity Fund began offering Investor Class shares on May 2, 2011.

(d) The Tactical Enhanced Fund began offering Class M shares on April 15, 2011.

(e) The Commodity Long/Short Strategy Fund began offering Class C shares on May 4, 2011.

As of June 30, 2011, the balances of recoupable expenses for each Fund were as follows:

FUND	2009	2010	2011	TOTAL
Credit Analysis Long/Short Fund
Investor Class	$131,749	$224,852	$120,359	$476,960
Institutional Class	7,967	20,942	21,286	50,195
Class A	N/A	2,641	1,968	4,609
Class C	3,524	21,242	12,684	37,450
Class M	N/A	4,306	5,136	9,442
EM Corporate Debt Fund
Investor Class	7,844	29,658	29,161	66,663
Institutional Class	21,720	84,988	25,548	132,256
Class C	5,988	15,710	8,072	29,770
Emerging Markets Fund
Investor Class	47,561	93,403	123,478	264,442
Institutional Class	253,793	489,489	184,852	928,134
Class M	N/A	501	666	1,167
Focus Fund
Investor Class	5,430	9,758	4,787	19,975
Institutional Class	10,398	35,885	20,824	67,107
Class A	18,871	48,395	23,198	90,464

June 30, 2011	172

Notes to Financial Statements (Unaudited)

FUND	2009	2010	2011	TOTAL
Growth Fund
Investor Class	N/A	N/A	$39	$39
Institutional Class	$32,782	$61,964	21,026	115,772
Class A	57,774	56,132	13,543	127,449
Class C	2,443	2,818	868	6,129
International Dividend Fund
Investor Class	39,170	96,183	25,251	160,604
Institutional Class	35,198	23,105	20,198	78,501
Class M	N/A	N/A	18	18
Large Cap Equity Fund
Investor Class	N/A	N/A	8	8
Institutional Class	18,274	4,291	7,090	29,655
Class A	53,586	50,187	23,336	127,109
Select EM Dividend Fund
Investor Class	N/A	N/A	581	581
Institutional Class	N/A	N/A	8,895	8,895
Class C	N/A	N/A	528	528
Class M	N/A	N/A	542	542
Tactical Enhanced Fund
Investor Class	N/A	N/A	11,018	11,018
Institutional Class	N/A	N/A	17,997	17,997
Class A	N/A	N/A	1,746	1,746
Class C	N/A	N/A	2,492	2,492
Class M	N/A	N/A	9	9
Tactical Growth Fund
Investor Class	954	67	0	1,021
Institutional Class	1,446	37	0	1,483
Class A	N/A	85	0	85
Class C	445	16	0	461
Class M	N/A	864	0	864
Commodity Long/Short Strategy Fund
Investor Class	N/A	N/A	555	555
Institutional Class	N/A	N/A	315	315
Class C	N/A	N/A	52	52
Class M	N/A	N/A	5,191	5,191

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class C shares and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

173	June 30, 2011

Notes to Financial Statements (Unaudited)

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2011, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2011, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Banking and Finance Fund
Investor	Colorado State Bank & Trust	95.45%

Class A	Merrill Lynch Pierce Fenner & Smith	22.28%
	Pershing, LLC	15.81%
	First Clearing, LLC	13.29%
	LPL Financial Services	6.06%

June 30, 2011	174

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Banking and Finance Fund (continued)
Class C	First Clearing, LLC	52.72%
	Merrill Lynch Pierce Fenner & Smith	14.00%

Credit Analysis Long/Short Fund
Investor	Pershing, LLC	19.29%
	National Financial Services, LLC	17.84%
	LPL Financial Services	14.69%
	Charles Schwab & Co., Inc.	13.73%

Institutional	Prudential Investment Management	39.04%
	Charles Schwab & Co., Inc.	16.71%
	PNC Bank	14.89%
	National Financial Services, LLC	14.73%
	TD Ameritrade, Inc.	6.63%

Class A	Sutton Place Associates, LLC	80.85%
	UBS Financial Services Inc.	5.97%
	LPL Financial Services	5.44%

Class C	National Financial Services, LLC	28.46%
	First Clearing, LLC	20.51%
	Pershing, LLC	7.16%

Class M	Merrill Lynch Pierce Fenner & Smith	96.14%

EM Corporate Debt Fund
Investor	Sutton Place Associates, LLC	36.32%
	TD Ameritrade, Inc.	33.49%
	National Financial Services, LLC	17.90%
	Prudential Investment Management	7.97%

Institutional	Brown Brothers Harriman & Co.	80.12%
	Sutton Place Associates, LLC	18.43%

Class C	Sutton Place Associates, LLC	96.44%

Emerging Markets Fund
Investor	William Blair & Co., LLC	21.13%
	Charles Schwab & Co., Inc.	12.90%
	National Financial Services, LLC	5.43%

Institutional	Ellard & Co.	35.20%
	National Financial Services, LLC	26.45%
	Wells Fargo Investments, LLC	11.28%
	SEI Private Trust Co.	5.60%

Class M	Charles Schwab & Co., Inc.	95.83%

Focus Fund
Investor	Sutton Place Associates, LLC	96.70%

Institutional	Sutton Place Associates, LLC	55.07%
	MSCS Financial Services Trust	38.51%
	Charles Schwab & Co., Inc.	5.74%

Class A	Charles Schwab & Co., Inc.	53.83%
	Sutton Place Associates, LLC	40.97%

175	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Growth Fund
Investor	Colorado State Bank & Trust	90.66%

Institutional	JP Morgan Retirement Plan Services	99.94%

Class A	Pershing, LLC	19.35%
	First Clearing, LLC	8.84%
	National Financial Services, LLC	8.65%
	Charles Schwab & Co., Inc.	6.79%

Class C	First Clearing, LLC	12.49%
	Citigroup Global Markets, Inc.	12.16%
	Merrill Lynch Pierce Fenner & Smith	7.34%
	Janney Montgomery Scott	6.61%
	Fahnestock & Co.	5.51%

International Dividend Fund
Investor	Charles Schwab & Co., Inc.	19.65%
	National Financial Services, LLC	18.92%
	ETrade Clearing, LLC	13.45%
	Pershing, LLC	8.06%
	Citigroup Global Markets, Inc.	5.22%

Institutional	MSCS Financial Services Trust	65.95%
	Charles Schwab & Co., Inc.	22.41%
	Pershing, LLC	6.41%
	National Financial Services, LLC	5.00%

Class M	Colorado State Bank & Trust	100.00%

International Small Companies Fund
Investor	Charles Schwab & Co., Inc.	30.66%
	National Financial Services, LLC	18.36%
	ETrade Clearing, LLC	14.29%
	LPL Financial Services	8.48%
	Pershing, LLC	6.33%

Institutional	Charles Schwab & Co., Inc.	41.78%
	National Financial Services, LLC	38.64%

Class A	National Financial Services, LLC	28.95%
	Pershing, LLC	23.68%
	LPL Financial Services	8.27%
	First Clearing, LLC	6.85%

Class M	Charles Schwab & Co., Inc.	65.72%
	Merrill Lynch Pierce Fenner & Smith	22.03%
	Colorado State Bank & Trust	12.25%

Large Cap Equity Fund
Investor	Colorado State Bank & Trust	100.00%

Institutional	MSCS Financial Services Trust	90.28%
	SEI Private Trust Co.	5.25%

Class A	Sutton Place Associates, LLC	63.96%
	Charles Schwab & Co., Inc.	30.29%

June 30, 2011	176

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Select EM Dividend Fund
Investor	Sutton Place Associates, LLC	100.00%

Institutional	Brown Brothers Harriman & Co.	100.00%

Class C	Sutton Place Associates, LLC	100.00%

Class M	Sutton Place Associates, LLC	96.90%

Tactical Enhanced Fund
Investor	Charles Schwab & Co., Inc.	31.41%
	National Financial Services, LLC	30.27%
	Pershing, LLC	18.88%
	TD Ameritrade, Inc.	18.24%

Institutional	TD Ameritrade, Inc.	50.91%
	National Financial Services, LLC	20.33%
	Charles Schwab & Co., Inc.	11.08%
	Pershing, LLC	11.08%

Class A	National Financial Services, LLC	63.89%
	Pershing, LLC	25.26%
	Colorado State Bank & Trust	5.68%

Class C	Pershing, LLC	36.72%
	Stifel Nicolaus & Co.	28.92%
	National Financial Services, LLC	22.06%

Class M	Colorado State Bank & Trust	100.00%

Tactical Growth Fund
Investor	National Financial Services, LLC	33.48%
	Pershing, LLC	21.98%
	Charles Schwab & Co., Inc.	15.98%
	LPL Financial Services	15.02%

Institutional	National Financial Services, LLC	31.65%
	Charles Schwab & Co., Inc.	17.46%
	MSCS Financial Services Trust	16.71%
	Pershing, LLC	12.12%
	TD Ameritrade, Inc.	6.40%

Class A	Pershing, LLC	9.80%

Class C	Pershing, LLC	10.01%
	National Financial Services, LLC	7.65%

Class M	Citigroup Global Markets, Inc.	89.91%

Commodity Long/Short Strategy Fund
Investor	National Financial Services, LLC	45.87%
	Pershing, LLC	21.62%
	TD Ameritrade, Inc.	13.82%
	LPL Financial Services	7.29%
	Charles Schwab & Co., Inc.	7.17%

177	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Commodity Long/Short Strategy Fund (continued)
Institutional	MSCS Financial Services Trust	32.35%
	Charles Schwab & Co., Inc.	27.31%
	TD Ameritrade, Inc.	19.32%
	National Financial Services, LLC	8.52%
	SEI Private Trust Co.	8.11%

Class C	Pershing, LLC	58.32%
	Morgan Stanley	41.33%

Class Z	Brown Brothers Harriman & Co.	100.00%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2011, excluding short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Banking and Finance Fund	$6,727,596	$10,374,522
Credit Analysis Long/Short Fund	145,500,798	174,314,254
EM Corporate Debt Fund	45,791,894	42,905,327
Emerging Markets Fund	53,993,254	116,674,240
Focus Fund	2,269,492	1,948,691
Growth Fund	55,060,329	54,963,179
International Dividend Fund	6,082,347	4,374,796
International Small Companies Fund	206,193,185	230,369,745
Large Cap Equity Fund	14,900,384	14,368,031
Select EM Dividend Fund	19,642,395	7,533,687
Tactical Enhanced Fund	0	0
Tactical Growth Fund	423,631,512	662,422,168
Commodity Long/Short Strategy Fund	46,720,515	3,759,338

Investment transactions in U.S. Government obligations for the six months ended June 30, 2011, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
EM Corporate Debt Fund	$5,139,590	$5,136,230

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2011, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Banking and Finance Fund	$31,757,297	$9,468,788	$(685,253)	$8,783,535
Credit Analysis Long/Short Fund	292,387,491	7,759,342	(3,307,273)	4,452,069
EM Corporate Debt Fund	28,963,672	302,557	(254,628)	47,929
Emerging Markets Fund	94,763,414	21,324,895	(2,187,409)	19,137,486

June 30, 2011	178

Notes to Financial Statements (Unaudited)

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Focus Fund	$10,786,763	$1,969,349	$(80,720)	$1,888,629
Growth Fund	97,964,463	42,012,247	(3,278,439)	38,733,808
International Dividend Fund	7,215,740	1,006,373	(231,967)	774,406
International Small Companies Fund	472,065,258	113,853,378	(22,291,652)	91,561,726
Large Cap Equity Fund	16,903,021	2,783,717	(155,750)	2,627,967
Select EM Dividend Fund	13,534,965	283,076	(537,437)	(254,361)
Tactical Enhanced Fund	15,477,970	0	(182,769)	(182,769)
Tactical Growth Fund	797,478,297	23,646,954	(0)	23,646,954
Commodity Long/Short Strategy Fund	43,929,515	609,833	(520,787)	89,046

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Banking and Finance Fund	$213,617	—
EM Corporate Debt Fund	—	$9,174
International Small Companies Fund	—	35,489
Large Cap Equity Fund	5,057	—

Capital Loss Carryforwards: As of December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2016		EXPIRING IN 2017		EXPIRING IN 2018
Banking and Finance Fund	$2,636,665		$13,757,241		$1,370,886
EM Corporate Debt Fund	—		51,786		—
Growth Fund	252,838		14,079,469		—
International Dividend Fund	11,508,647	(a)	22,205,160	(a)	—
International Small Companies Fund	79,587,546		179,253,577		—
Large Cap Equity Fund	10,129		3,054,879		—
Tactical Growth Fund	—		223,792		12,626,383

(a) Subject to limitations under §382 of the Code.

During the year ended December 31, 2010, the Credit Analysis Long/Short Fund, EM Corporate Debt Fund, Emerging Markets Fund, Focus Fund, Growth Fund, International Dividend Fund, , International Small Companies Fund and the Large Cap Equity Fund utilized capital loss carryovers of $252,133, $312,738, $28,419,457, $427,033, $12,129,770, $389,240, $23,156,953, and $933,480, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

179	June 30, 2011

Notes to Financial Statements (Unaudited)

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amount and charteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2011.

The tax character of distributions paid for the year ended December 31, 2010 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL
Credit Analysis Long/Short Fund	$9,435,873	$593,842
EM Corporate Debt Fund	611,515	—
Emerging Markets Fund	6,495,187	30,202,112
Focus Fund	—	2,102,989
International Dividend Fund	300,000	—
International Small Companies Fund	6,009,984	—
Large Cap Equity Fund	119,525	—

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

Forward Large Cap Equity Fund:

Effective November 1, 2011, the name of the Forward Large Cap Equity Fund will be changed to the “Forward Large Cap Dividend Fund.” Accordingly, effective November 1, 2011, all references in each of the Prospectuses to “Forward Large Cap Equity Fund” shall be replaced with “Forward Large Cap Dividend Fund.”

Change to Principal Investment Strategy

Effective November 1, 2011, the first sentence of the first paragraph of the section titled “Principal Investment Strategy” on page 70 of the No-Load Prospectus and page 67 of the Load Prospectus shall be replaced to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies that have large capitalizations.

ALPS Holdings, Inc.: On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

June 30, 2011	180

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

The Board of Trustees (the “Board”) of the Trust oversees the management of each series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory and sub-advisory agreements for management of each series of the Trust.

At an in-person meeting of the Board held on September 23, 2010, the Board, including all of the Independent Trustees, approved the Amended and Restated Investment Management Agreement (the “Tactical Enhanced Advisory Agreement”) between Forward Management, LLC (“Forward Management” or the “Advisor”) and the Trust on behalf of the Forward Tactical Enhanced Fund (the “Tactical Enhanced Fund”).

Also, at the September 23, 2010 meeting, the Board, including all of the Independent Trustees, approved an investment sub-advisory agreement (the “Tactical Enhanced Sub-Advisory Agreement”) among Forward Management, Broadmark Asset Management, LLC (“Broadmark”) and the Trust on behalf of the Tactical Enhanced Fund.

At an in-person meeting of the Board held on December 14-15, 2010, the Board, including all of the Independent Trustees, approved the Amended and Restated Investment Management Agreement (together with the Tactical Enhanced Advisory Agreement, the “New Series Advisory Agreements”) between Forward Management and the Trust on behalf of the Forward Select EM Dividend Fund (the “Select EM Dividend Fund”) and the Forward Commodity Long/Short Strategy Fund (the “Commodity Long/Short Fund” along with the Tactical Enhanced Fund and Select EM Dividend Fund, each a “New Series” and collectively with the Tactical Enhanced Fund and Select EM Dividend Fund, the “New Series”).

At the December 14-15, 2010 meeting, the Board, including all of the Independent Trustees, also approved an investment sub-advisory agreement (the “EM Corporate Debt Sub-Advisory Agreement” and together with the New Series Advisory Agreements and Tactical Enhanced Sub-Advisory Agreement, the “Agreements”) among Forward Management, SW Asset Management, LLC (“SW”) and the Trust on behalf of the Forward EM Corporate Debt Fund (the “EM Corporate Debt Fund” and together with the New Series, each a “Fund” or the “Funds”).

In connection with these meetings, the Board, through counsel to the Trust and Independent Trustees and through the administrator of the Funds, requested information to enable the Board to evaluate the terms of the Agreements. In response, Forward Management, Broadmark and SW provided materials to the Board for its evaluation. In considering whether to approve the Agreements, the Board also reviewed supplementary information, including: proposed portfolio composition; advisory fee and expense comparisons; financial information regarding Forward Management, Broadmark and SW; descriptions of Forward Management’s, Broadmark’s and SW’s proposed or existing compliance programs; portfolio trading practices and information about the proposed personnel providing investment management and administrative services to the Funds; and the nature of services provided under the Agreements.

Discussed below are the factors the Board considered in approving the Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information in connection with the approval process.

In evaluating the Agreements, the Board, including the Independent Trustees, principally considered the following factors, among others: (i) the nature, extent and quality of the services to be provided by Forward Management, Broadmark and SW; (ii) the investment

June 30, 2011	181

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

performance of Forward Management, Broadmark and SW with respect to comparable accounts managed by Forward Management, Broadmark and SW; (iii) the reasonableness of investment advisory compensation to be paid and a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (iv) the profits to be realized by Forward Management, Broadmark and SW from their proposed relationships with the Funds; (v) the extent to which the fees to be paid to Forward Management reflect economies of scale; and (vi) if applicable, any benefits derived or to be derived by Forward Management, Broadmark or SW from its relationship with the Funds, such as soft dollar arrangements. The Board also considered the ability of Forward Management, Broadmark and SW to provide an appropriate level of support and resources to the Funds and whether Forward Management, Broadmark and SW have sufficiently qualified personnel. The Board also considered the overall financial soundness of Forward Management, Broadmark and SW as it relates to their ability to provide services to the Funds.

Additional discussion of certain of these factors follows:

Nature, Extent and Quality of Services

New Series Advisory Agreements. The Board considered the nature of the services expected to be provided under the New Series Advisory Agreements. The Board considered the ability of Forward Management to provide an appropriate level of support and resources to the New Series and whether Forward Management has sufficiently qualified personnel. The Board noted the background and experience of Forward Management’s senior management. The Board also noted that because the series of the Trust are Forward Management’s principal investment advisory clients, the expertise of, and amount of attention expected to be given to the New Series by Forward Management’s management team is substantial. The Board considered Forward Management’s ability to attract and retain qualified business professionals. The Board also determined that Forward Management has made a commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the New Series. The Board also favorably considered Forward Management’s entrepreneurial commitment to the management and success of the New Series, which entails a substantial financial and professional commitment.

The Board also considered Forward Management’s compliance operations with respect to the Trust, including the measures taken by Forward Management to assist the Trust in complying with Rule 38a-1 under the 1940 Act. The Board noted that personnel at Forward Management represented that the firm had no significant compliance or administrative problems over the past year and that no deficiencies were found by any independent audit or material compliance issues found by the U.S. Securities and Exchange Commission in its recent routine examination of Forward Management.

Tactical Enhanced Sub-Advisory Agreement and EM Corporate Debt Sub-Advisory Agreement. The Board considered the benefits to shareholders of retaining Broadmark and SW, particularly in light of the nature, extent, and quality of services expected to be provided by Broadmark and SW. The Board considered that Broadmark and SW each had represented that they had no significant compliance or administrative problems over the past year and that no material deficiencies were found by any independent audit. The Board considered the quality of the management services expected to be provided to the Tactical Enhanced Fund and EM Corporate Debt Fund over both the short and long term and the organizational depth and stability of Broadmark and SW, including the background and experience of Broadmark’s and SW’s senior management and the expertise of and amount of attention expected to be given to the Tactical Enhanced Fund and EM Corporate Debt Fund by their respective portfolio management teams. In this connection, the Board received a presentation from portfolio management personnel from Broadmark and SW and discussed with them investment results of accounts with a similar investment objective and strategy that are managed by such personnel. The Board also considered Broadmark’s proposed compliance operations and SW’s compliance

182	June 30, 2011

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

operations with respect to the Tactical Enhanced Fund and EM Corporate Debt Fund, respectively, including the assessment of such compliance programs by the Trust’s Chief Compliance Officer pursuant to Rule 38a-1 under the 1940 Act. In conducting its review, the Board was aided by assessments of personnel at Forward Management and the presentation materials received from Broadmark and SW. In addition, the Board also noted that Forward Management, as a manager of managers, would supervise the sub-advisors in their sub-advisory roles to the series of the Trust. Further, the Board considered its experience with Broadmark in connection with the Forward Tactical Growth Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Forward Management under the New Series Advisory Agreements, Broadmark under the Tactical Enhanced Sub-Advisory Agreement and SW under the EM Corporate Debt Sub-Advisory Agreement.

Investment Performance

New Series Advisory Agreements

The Board noted that at the time, the Select EM Dividend Fund and Commodity Long/Short Fund had yet to commence operations, and the Board concluded that Forward Management has the ability to provide high quality investment management to the Select EM Dividend Fund and Commodity Long/Short Fund over the long-term, subject to ongoing review of each New Series’ performance by the Board.

Tactical Enhanced Sub-Advisory Agreement and EM Corporate Debt Sub-Advisory Agreement

The Board considered information about the performance of an account managed by Broadmark with a strategy similar to the strategy to be utilized by Broadmark with respect to the Tactical Enhanced Fund. The Board considered information about the performance of an account managed by SW with a strategy similar to the strategy to be utilized by SW with respect to the EM Corporate Debt Fund. The Board concluded that both Broadmark and SW have the ability to provide high quality investment management services to the Tactical Enhanced Fund and EM Corporate Debt Fund, respectively over the long-term, subject to ongoing review of the performance of Broadmark and SW by Forward Management and the Board.

Profitability and Reasonableness of Advisory Compensation

New Series Advisory Agreements. The Board considered the costs of services to be provided and profits to be realized by Forward Management from its relationship with the New Series, including the overall financial soundness of Forward Management. The Board considered financial information previously provided by Forward Management, which showed an operating loss for the year ended December 31, 2009, but a strong balance sheet and a demonstrated commitment to new product support. The Board noted that Forward Management has been responsive to inquiries over time regarding the firm’s financial resources and ability to serve as the investment advisor to the Funds, and that the Board has been satisfied with this information. The Board noted that it generally is difficult to estimate or evaluate the expected profitability of newly organized funds, and that, typically, newly organized funds initially are not profitable to Forward Management.

The Board also considered information regarding the investment management fees to be charged to the New Series by Forward Management and those Forward Management charges to other series of the Trust. The Board also compared the proposed investment management fees and operating expenses for the New Series with those of other comparable mutual funds, noting that the proposed investment management fees are within the range of the fees of the comparable funds presented in a universe of peers most similar to each of the New Series. For each New Series, the Board noted how the New Series differs from the comparable funds presented in its universe of peers.

The Board noted that Forward Management’s business currently consists primarily of managing the series of the Trust, and that Forward Management does not

June 30, 2011	183

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

currently manage investment accounts with a strategy similar to the New Series, and so it is not possible to compare the fees to be charged to the New Series with fees charged to other non-investment company clients of Forward Management. The Board also noted that Forward Management is responsible for the compensation of Broadmark and that the overall expense ratios of the New Series will be limited by Forward Management pursuant to contractual expense limitation agreements.

The Board concluded that Forward Management’s expected profitability with respect to the New Series will not be excessive and that the advisory fees to be charged are reasonable in light of the services that will be provided to the New Series.

Tactical Enhanced Sub-Advisory Agreement and EM Corporate Debt Sub-Advisory Agreement. With respect to the fees expected to be paid to Broadmark and SW, the Board considered information regarding the sub-advisory fees charged by Broadmark and SW to their other clients for similar strategies, and sub-advisory fees charged by other investment advisors to registered investment companies with similar investment objectives and strategies. The Board noted that the sub-advisory fees will be paid by Forward Management out of Forward Management’s advisory fees and negotiated between Forward Management and Broadmark and SW, respectively.

The Board considered the operating results and financial condition of Broadmark and SW based on the financial information Broadmark and SW had provided. The Trustees noted that it was difficult to accurately determine or evaluate the profitability of the Tactical Enhanced Sub-Advisory Agreement or the EM Corporate Debt Sub-Advisory Agreement because Broadmark and SW each managed assets other than the Tactical Enhanced Fund or EM Corporate Debt Fund, respectively, or have multiple business lines and, further, that any such assessment would involve assumptions regarding each of Broadmark’s and SW’s allocation policies, capital structure, cost of capital, business mix and other factors. It was also noted that SW is a recently organized entity and has limited financial history. Additionally, with respect to profitability, the Board considered that Broadmark’s and SW’s fees will be paid by Forward Management and not the Tactical Enhanced Fund or EM Corporate Debt Fund, at a rate negotiated between Forward Management and Broadmark and SW, respectively. Based on the prior information provided and the nature of the negotiation underlying the Tactical Enhanced Sub-Advisory Agreement and EM Corporate Debt Sub-Advisory Agreement, the Board concluded that it was reasonable to infer that Broadmark’s and SW’s expected profitability with respect to the Tactical Enhanced Fund and EM Corporate Debt Fund, respectively, will not be excessive and that the sub-advisory fees to be charged are reasonable in light of the services that will be provided to the Tactical Enhanced Fund and EM Corporate Debt Fund.

Economies of Scale

The Board considered the potential of Forward Management, the New Series and the EM Corporate Debt Fund to experience economies of scale as the Funds grow in size but recognized that, at the outset, the New Series would have relatively small asset levels. The Board noted that Forward Management has typically subsidized series of the Trust at smaller asset levels. The Board concluded that, considering the size and operating history of the New Series and EM Corporate Debt Fund and the fee and financial information considered by the Board, the current fee structures reflected in the Agreements are appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the New Series and EM Corporate Debt Fund had achieved economies of scale and the appropriateness of advisory fees payable to Forward Management, Broadmark and SW in the future.

Any Additional Benefits and Other Considerations

The Board considered ancillary benefits to be received by Forward Management as a result of Forward Management’s proposed relationship with the New Series, including the fees paid by the New Series to ReFlow Management Co., LLC, a company that is affiliated

184	June 30, 2011

Approval of the Investment Management Agreement and Investment Sub-Advisory Agreements (Unaudited)

with Forward Management, for the New Series’ participation in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. The Board concluded that any potential benefits to be derived by Forward Management from its relationship with the New Series include potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisors to mutual funds.

The Board considered any benefits to be derived by Broadmark or SW from their relationship with the Funds, such as soft dollar arrangements. In this connection, the Board will receive regular reports from Forward Management and Broadmark and SW regarding their soft dollar policies and usage. The Board also considered ancillary benefits to be received by Broadmark and SW as a result of their proposed relationships with the Trust. The Board concluded that any potential benefits to be derived by Broadmark or SW from their proposed relationship with the Tactical Enhanced Fund and EM Corporate Debt Fund, respectively, included potential for larger assets under management and reputational benefits which are consistent with those generally derived by advisors or sub-advisors to mutual funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, found that: (i) the compensation payable under the Agreements is fair and bears a reasonable relationship to the services to be rendered; and (ii) the approval of the Agreements is in the best interests of each respective Fund and its shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved the Agreements.

June 30, 2011	185

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD003367 083112

Semi-Annual Report June 30, 2011

Forward Small Cap Equity Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc. P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2011

1

Shareholder Update	June 30, 2011

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

For several years now, Forward has been making the case that alternative strategies—investments beyond traditional stocks and bonds—are an essential portfolio component for every investor. That idea is now taking hold, as investors look for better ways to cope with a climate of higher volatility and lowered return expectations. More and more, alternative strategies truly are becoming mainstream.

As a specialist in alternative strategies mutual funds, Forward’s mission is to provide investors access to the types of unique wealth-building strategies that until recently were typically only available to institutional and ultra-high-net-worth investors. We are delivering on that goal by offering a growing range of portfolio building blocks. In the first half of 2011 alone, Forward:

•

Introduced the Forward Commodity Long/Short Strategy Fund, which uses a systematic, index-based approach to target positive returns in both up and down commodity markets. While many investors try to profit from spikes in gold, oil, and other commodities, we believe jumping in and out of these volatile markets is too risky; you can get the market’s direction right and still lose money to sudden drawdowns. We developed a solution that helps investors benefit from the secular rise in commodity prices and the asset class’s low correlations. It also happens to be one of only three pure long/short commodities funds available.

•

Relaunched our international fixed-income fund as the Forward EM Corporate Debt Fund—the first of its kind. We believe strongly that to meet return objectives, investors will need increased participation in the growth of developing nations. As an asset class, emerging market debt has attractive features that translate into the potential for higher returns per unit of risk. The asset class has also been outperforming EM equities with lower volatility for nearly the past decade.[1]

•

Launched the Forward Tactical Enhanced Fund, a new long/short equity fund designed to help investors side-step market downturns, while participating in its growth via the continuous and active management of portfolio market exposure.

•

Introduced the Forward Select EM Dividend Fund, which focuses on emerging markets equities and employs a “dividend signal” approach, or a process of using dividends as a filter to help identify stocks with higher-than-average growth potential.

With these new solutions, Forward now offers 33 mutual funds across the asset spectrum—nine of them employing alternative strategies—plus a variety of separate account strategies. These wide-ranging solutions have one thing in common: they are explicitly designed around the varying outcomes that investors are seeking:

Managing volatility. Our fund family has grown to include five long/short funds spanning the areas of commodities, corporate and muni bonds, real estate, and tactical asset allocation.

Income solutions that extend beyond traditional bond markets. As assets have flooded into bonds in search of a safe haven, many investors have expressed concerns that traditional bond strategies may offer limited upside in the current environment. Our solution set includes a number of vehicles that target 6%-plus income streams not tied to the bond markets. There is no guarantee that these funds will produce the stated yield.

Exposure to global opportunities with an accent on those in fast-growing developing nations. Our range of solutions includes funds that focus on frontier markets, emerging market (EM) debt, and EM equity, as well as international real estate and global infrastructure.

June 30, 2011	2

Inflation-hedging. In the category of “real assets” that may provide a measure of protection against inflation, Forward offers funds that invest in U.S. Real Estate Investment Trusts (REITs), REIT preferreds, international real estate and global infrastructure.

Dynamic allocation solutions. The old “set it and forget it” approach to asset allocation is ill-suited to today’s uncertain markets. Our solution is a family of six asset allocation funds that not only draw on a wide range of traditional and alternative fund components, but also incorporate tactical management of market exposure as conditions change.

One more way we are responding to investor needs is by reducing or capping expenses across multiple funds, thereby potentially improving total return by as much as 20 basis points. This fall we will also become one of the first asset managers to offer online tax-lot accounting and monitoring.

These are challenging times for investors and advisors. Yet it’s also clear that with a thoughtful, problem-solving approach, upheaval and change may lead to exciting new areas of opportunity. Thank you for your continued confidence in Forward’s way of thinking, our investment talent and our ability to execute on our ideas. We promise that we will continue to focus on innovative ways to solve real-world investment needs.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

1 Source: Morningstar as of 3/31/11

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Each Allocation Fund is a fund of funds, which is a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit.

Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance.

A fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

3	June 30, 2011

By investing in a subsidiary organized under the laws of the Cayman Islands, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The subsidiary is not registered under the Investment Company Act of 1940.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Higher portfolio turnover rates will involve greater transaction costs and may increase the potential for taxable distributions being paid to shareholders.

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate.

Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Drawdown is the gradual decline in the price of a security or other investment between its high and low over a given period.

BPS (basis point) is a unit that is equal to 1/100th of 1%, used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

The Forward Commodity Long/Short Strategy Fund and the Forward Tactical Enhanced Fund were both launched on December 31, 2010, and both have a limited operating history. Forward Select EM Dividend Fund was launched on May 1, 2011, and has a limited operating history.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., is not affiliated with Forward Management, LLC. Separately Managed Accounts and related investment advisory services are provided by Forward Management, a federally regulated Investment Advisor.

©2011 Forward Management, LLC. All rights reserved.

Not FDIC Insured | No Bank Guarantee | May Lose Value

June 30, 2011	4

Forward Small Cap Equity Fund

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Forward Small Cap Equity Fund(a)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	30.78%	-0.17%	4.69%	6.87%	10/01/98

Institutional Class	31.18%	0.15%	N/A	5.92%	06/06/02

Class A (load adjusted)(b)	23.14%	-1.34%	N/A	2.39%	05/02/05

Class A (without load)(c)	30.63%	-0.16%	N/A	3.38%	05/02/05

Class M	31.18%	N/A	N/A	18.17%	02/01/10

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

5	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of the Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of the Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$1,040.10	1.37%	$6.93

Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
Institutional Class
Actual	$1,000.00	$1,041.50	1.20%	$6.07

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$1,039.40	1.42%	$7.18

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class M
Actual	$1,000.00	$1,041.50	1.03%	$5.21

Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

(a) Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

June 30, 2011	6

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Information Technology	20.57%

Financials	17.88%

Industrials	14.34%

Health Care	12.90%

Energy	9.63%

Consumer Discretionary	8.98%

Materials	6.22%

Consumer Staples	2.00%

Utilities	1.62%

Telecommunication Services	1.20%

Short-Term Bank Debt Instruments & Net Cash	4.66%
100.00%

These allocations may not reflect the current or future position of the portfolio.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q was filed for the quarter ended March 31, 2011. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Fund’s proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

7	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 95.34%
Consumer Discretionary: 8.98%

77,000	Dana Holding Corp.(a)	$1,409,100

100,000	Finish Line, Inc., Class A	2,140,000

70,750	Live Nation Entertainment, Inc.(a)	811,503

79,000	Regal Entertainment Group, Class A	974,860

156,550	Saks, Inc.(a)	1,748,664

199,950	Sinclair Broadcast Group, Inc., Class A	2,195,450

32,575	Warnaco Group, Inc., Class A(a)	1,702,044

		10,981,621

Consumer Staples: 2.00%

12,000	Elizabeth Arden, Inc.(a)	348,360

370,682	Star Scientific, Inc.(a)	1,668,069

10,000	United Natural Foods, Inc.(a)	426,700

		2,443,129

Energy: 9.63%

65,800	Brigham Exploration Co.(a)	1,969,394

20,300	CARBO Ceramics, Inc.	3,307,885

11,900	Dril-Quip, Inc.(a)	807,177

181,100	Key Energy Services, Inc.(a)	3,259,800

13,900	Solazyme, Inc.(a)	319,283

56,600	Swift Energy Co.(a)	2,109,482

		11,773,021

Financials: 17.88%

56,900	Altisource Portfolio Solutions SA(a)	2,093,920

20,900	Bank of Hawaii Corp.	972,268

38,000	Evercore Partners, Inc., Class A	1,266,160

34,450	Financial Engines, Inc.(a)	892,944

13,200	First Financial Bankshares, Inc.	454,740

55,100	International Bancshares Corp.	921,823

100,000	iStar Financial, Inc.(a)	811,000

159,000	KKR Financial Holdings Llc	1,559,790

26,050	MB Financial, Inc.	501,202

44,950	PacWest Bancorp	924,622

600,000	RAIT Financial Trust	1,260,000

17,900	Stifel Financial Corp.(a)	641,894

200,000	Strategic Hotels & Resorts, Inc.(a)	1,416,000

Shares		Value (Note 2)

235,300	Sunstone Hotel Investors, Inc.(a)	$2,181,231

52,524	SVB Financial Group(a)	3,136,208

203,200	Synovus Financial Corp.	422,656

30,000	Texas Capital Bancshares, Inc.(a)	774,900

25,000	World Acceptance Corp.(a)	1,639,250

		21,870,608

Health Care: 12.90%

25,000	Greatbatch, Inc.(a)	670,500

175,950	Health Management Associates, Inc., Class A(a)	1,896,741

52,200	Healthspring, Inc.(a)	2,407,986

100,000	K-V Pharmaceutical Co., Class A(a)	272,000

113,850	Myriad Genetics, Inc.(a)	2,585,534

65,900	Natus Medical, Inc.(a)	998,385

32,700	Owens & Minor, Inc.	1,127,823

17,800	Quality Systems, Inc.	1,553,940

100,000	Questcor Pharmaceuticals, Inc.(a)	2,410,000

10,000	Salix Pharmaceuticals, Ltd.(a)	398,300

65,000	Sciclone Pharmaceuticals, Inc.(a)	392,600

49,975	VCA Antech, Inc.(a)	1,059,470

		15,773,279

Industrials: 14.34%

16,700	Acacia Research Corp.(a)	612,723

91,300	Actuant Corp., Class A	2,449,579

18,600	American Science & Engineering, Inc.	1,488,000

100,000	Capstone Turbine Corp.(a)	153,000

133,300	Commercial Vehicle Group, Inc.(a)	1,891,527

30,000	Hexcel Corp.(a)	656,700

82,675	LMI Aerospace, Inc.(a)	2,019,750

27,550	Nordson Corp.	1,511,118

210,500	Steelcase, Inc., Class A	2,397,595

139,750	Titan International, Inc.	3,390,335

33,600	Titan Machinery, Inc.(a)	967,008

		17,537,335

June 30, 2011	8	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)
Information Technology: 20.57%

34,200	Anixter International, Inc.	$2,234,628

95,000	Ciena Corp.(a)	1,746,100

81,000	Cognex Corp.	2,869,830

60,000	Cray, Inc.(a)	384,000

562,300	Dot Hill Systems Corp.(a)	1,596,932

45,000	Fabrinet(a)	1,092,600

90,100	FEI Co.(a)	3,440,918

75,000	Finisar Corp.(a)	1,352,250

5,000	Fusion-io, Inc.(a)	150,450

48,200	International Rectifier Corp.(a)	1,348,154

5,000	Kenexa Corp.(a)	119,900

25,000	Keynote Systems, Inc.	540,750

379,700	Magma Design Automation, Inc.(a)	3,033,803

23,500	NeoPhotonics Corp.(a)	162,620

28,000	Oclaro, Inc.(a)	188,160

33,900	Omnivision Technologies, Inc.(a)	1,180,059

20,000	SolarWinds, Inc.(a)	522,800

80,000	Spreadtrum Communications, Inc., ADR(a)	1,260,800

12,800	Synchronoss Technologies, Inc.(a)	406,144

100,000	Take-Two Interactive Software, Inc.(a)	1,528,000

		25,158,898

Materials: 6.22%

70,000	Georgia Gulf Corp.(a)	1,689,800

98,600	Hecla Mining Co.(a)	758,234

70,750	RTI International Metals, Inc.(a)	2,714,677

27,550	Silgan Holdings, Inc.	1,128,724

60,000	Stillwater Mining Co.(a)	1,320,600

		7,612,035

Telecommunication Services: 1.20%

600,000	Level 3 Communications, Inc.(a)	1,464,000

Utilities: 1.62%

36,200	Nicor, Inc.	1,981,588

	Total Common Stocks (Cost $107,826,536)	116,595,514

Par Value		Value (Note 2)
SHORT-TERM BANK DEBT INSTRUMENTS: 4.24%

$5,186,307	Bank of America-Charlotte 0.030%, due 07/01/11	$5,186,307

	Total Short-Term Bank Debt Instruments (Cost $5,186,307)	5,186,307

	Total Investments: 99.58% (Cost $113,012,843)	121,781,821

	Net Other Assets and Liabilities: 0.42%	512,041

	Net Assets: 100.00%	$122,293,862

(a) Non-income producing security.

Percentages are stated as a percentage of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

See Notes to Financial Statements	9	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

FORWARD SMALL CAP EQUITY FUND
ASSETS:
Investments, at value	$121,781,821
Deposit with broker for futures contracts	298,052
Receivable for investments sold	1,977,852
Receivable for shares sold	22,973
Interest and dividends receivable	41,592
Other assets	33,584

Total Assets	124,155,874

LIABILITIES:
Payable for investments purchased	1,253,153
Payable for shares redeemed	296,846
Payable to advisor	49,638
Payable for distribution and service fees	26,317
Payable to trustees	4,149
Payable for chief compliance officer fee	2,129
Accrued expenses and other liabilities	229,780

Total Liabilities	1,862,012

NET ASSETS	$122,293,862

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$146,346,510
Accumulated net investment loss	(689,883)
Accumulated net realized loss on investments and futures contracts	(32,131,743)
Net unrealized appreciation on investments	8,768,978

TOTAL NET ASSETS	$122,293,862

INVESTMENTS, AT COST	$113,012,843

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$17.38
Net Assets	$84,485,580
Shares of beneficial interest outstanding	4,862,429
Institutional Class:
Net Asset Value, offering and redemption price per share	$18.09
Net Assets	$36,288,956
Shares of beneficial interest outstanding	2,005,964
Class A:
Net Asset Value, offering and redemption price per share	$17.40
Net Assets	$1,329,268
Shares of beneficial interest outstanding	76,388
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.46
Class M:
Net Asset Value, offering and redemption price per share	$18.09
Net Assets	$190,058
Shares of beneficial interest outstanding	10,505

June 30, 2011	10	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

FORWARD SMALL CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$1,601
Dividends	505,846
Securities lending income	5,529

Total Investment Income	512,976

EXPENSES:
Investment advisory fee	848,022
Administration fee	47,728
Custodian fee	18,953
Legal and audit fee	37,335
Transfer agent fee	116,639
Trustees’ fees and expenses	9,848
Registration/filing fees	28,575
Reports to shareholder and printing fees	116,076
Distribution and service fees
Investor Class	175,570
Institutional Class	20,869
Class A	3,742
Class M	48
Chief compliance officer fee	6,629
ReFlow fees (Note 2)	39,197
Other	17,550

Total expenses before waiver	1,486,781
Less fees waived/reimbursed by investment advisor (Note 3)	(283,922)

Total Net Expenses	1,202,859

NET INVESTMENT LOSS:	(689,883)

Net realized gain on investments	96,384,764
Net realized loss on futures contracts	(201,948)
Net change in unrealized depreciation on investments	(81,355,282)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	14,827,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,137,651

See Notes to Financial Statements	11	June 30, 2011

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment loss	$(689,883)	$(3,484,173)
Net realized gain on investments	96,384,764	55,762,431
Net realized loss on futures contracts	(201,948)	—
Net change in unrealized depreciation on investments	(81,355,282)	(2,626,719)

Net increase in net assets resulting from operations	14,137,651	49,651,539

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	26,988,567	47,599,142
Cost of shares redeemed	(57,524,273)	(146,921,318)

Net decrease from share transactions	(30,535,706)	(99,322,176)

Institutional Class
Proceeds from sale of shares	4,409,036	52,557,544
Cost of shares redeemed	(207,088,385)	(78,631,944)

Net decrease from share transactions	(202,679,349)	(26,074,400)

Class A
Proceeds from sale of shares	134,008	1,351,362
Cost of shares redeemed	(1,001,059)	(1,874,374)

Net decrease from share transactions	(867,051)	(523,012)

Class M
Proceeds from sale of shares	126,086	127,991
Cost of shares redeemed	(40,229)	(31,845)

Net increase from share transactions	85,857	96,146

Net decrease in net assets	$(219,858,598)	$(76,171,903)

NET ASSETS:
Beginning of period	342,152,460	418,324,363

End of period (including accumulated net investment loss of $(689,883) and $0, respectively)	$122,293,862	$342,152,460

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,538,615	3,223,822
Redeemed	(3,274,893)	(10,056,441)

Net decrease in shares outstanding	(1,736,278)	(6,832,619)

Institutional Class
Sold	247,286	3,507,814
Redeemed	(11,464,118)	(5,101,093)

Net decrease in shares outstanding	(11,216,832)	(1,593,279)

Class A
Sold	7,598	93,555
Redeemed	(57,423)	(125,303)

Net decrease in shares outstanding	(49,825)	(31,748)

Class M
Sold	6,847	8,016
Redeemed	(2,280)	(2,078)

Net increase in shares outstanding	4,567	5,938

(a) The Forward Small Cap Equity Fund began offering Class M shares on February 1, 2010.

June 30, 2011	12	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$16.71		$14.45	$11.98	$19.71	$20.47		$19.40
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07	)(b)	(0.41)	(0.17)	(0.11)	(0.22)		(0.16)
Net realized and unrealized gain/(loss) on investments	0.74		2.67	2.64	(7.58)	1.76		1.96

Total from Investment Operations	0.67		2.26	2.47	(7.69)	1.54		1.80

LESS DISTRIBUTIONS:
From investment income	—		—	—	(0.04)	—		—
From capital gains	—		—	—	—	(2.30)		(0.75)

Total Distributions	—		—	—	(0.04)	(2.30)		(0.75)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(c)	0.02

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.67		2.26	2.47	(7.73)	(0.76)		1.07

NET ASSET VALUE, END OF PERIOD	$17.38		$16.71	$14.45	$11.98	$19.71		$20.47

TOTAL RETURN	4.01	%(d)	15.64%	20.62%	(39.02)%	7.36%		9.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$84,486		$110,293	$194,146	$202,874	$386,404		$407,848
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.77	)%(e)	(1.13)%	(1.05)%	(0.60)%	(1.05)%		(0.79)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.37	%(e)(f)	1.69%	1.70%	1.65%	1.71	%(g)	1.69%
Operating expenses excluding reimbursement/waiver	1.74	%(e)	n/a	n/a	n/a	n/a		1.71%
PORTFOLIO TURNOVER RATE	133	%(d)	162%	203%	313%	232%		210%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective February 1, 2011, the Advisor agreed to limit expenses at 1.29%.

(g) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	13	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$17.37		$14.98	$12.37	$20.27	$20.93		$19.77
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.06	)(b)	(0.11)	(0.12)	(0.07)	(0.16)		(0.05)
Net realized and unrealized gain/(loss) on investments	0.78		2.50	2.73	(7.79)	1.80		1.95

Total from Investment Operations	0.72		2.39	2.61	(7.86)	1.64		1.90

LESS DISTRIBUTIONS:
From investment income	—		—	—	(0.04)	—		—
From capital gains	—		—	—	—	(2.30)		(0.75)

Total Distributions	—		—	—	(0.04)	(2.30)		(0.75)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(c)	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.72		2.39	2.61	(7.90)	(0.66)		1.16

NET ASSET VALUE, END OF PERIOD	$18.09		$17.37	$14.98	$12.37	$20.27		$20.93

TOTAL RETURN	4.15	%(d)	15.96%	21.10%	(38.78)%	7.67%		9.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$36,289		$229,643	$221,890	$141,442	$178,787		$139,716
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.71	)%(e)	(0.82)%	(0.72)%	(0.25)%	(0.70)%		(0.47)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.20	%(e)(f)	1.38%	1.36%	1.30%	1.37	%(g)	1.34%
Operating expenses excluding reimbursement/waiver	1.43	%(e)	n/a	n/a	n/a	n/a		1.39%
PORTFOLIO TURNOVER RATE	133	%(d)	162%	203%	313%	232%		210%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

(g) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

June 30, 2011	14	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$16.74		$14.49	$12.01	$19.75	$20.49		$19.41
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07	)(b)	(0.44)	(0.65)	(0.22)	(0.28)		(0.22)
Net realized and unrealized gain/(loss) on investments	0.73		2.69	3.13	(7.48)	1.84		2.02

Total from Investment Operations	0.66		2.25	2.48	(7.70)	1.56		1.80

LESS DISTRIBUTIONS:
From investment income	—		—	—	(0.04)	—		—
From capital gains	—		—	—	—	(2.30)		(0.75)

Total Distributions	—		—	—	(0.04)	(2.30)		(0.75)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(c)	0.03

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.66		2.25	2.48	(7.74)	(0.74)		1.08

NET ASSET VALUE, END OF PERIOD	$17.40		$16.74	$14.49	$12.01	$19.75		$20.49

TOTAL RETURN(d)	3.94	%(e)	15.53%	20.65%	(38.99)%	7.45%		9.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,329		$2,113	$2,289	$4,637	$10,934		$14,379
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.83	)%(f)	(1.18)%	(1.02)%	(0.60)%	(0.96)%		(0.71)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.42	%(f)(g)	1.75%	1.70%	1.61%	1.62	%(h)	1.59%
Operating expenses excluding reimbursement/waiver	1.79	%(f)	n/a	n/a	n/a	n/a		1.59%
PORTFOLIO TURNOVER RATE	133	%(e)	162%	203%	313%	232%		210%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective February 1, 2011, the Advisor agreed to limit expenses at 1.34%.

(h) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	15	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.37		$14.30
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.03	)(b)	(0.07)
Net realized and unrealized gain on investments	0.75		3.14

Total from Investment Operations	0.72		3.07

NET INCREASE IN NET ASSET VALUE	0.72		3.07

NET ASSET VALUE, END OF PERIOD	$18.09		$17.37

TOTAL RETURN	4.15	%(c)	21.47	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$190		$103
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.39	)%(d)	(0.80	)%(d)
Operating expenses including reimbursement/waiver	1.03	%(d)(e)	1.41	%(d)
Operating expenses excluding reimbursement/waiver	1.43	%(d)	n/a
PORTFOLIO TURNOVER RATE	133	%(c)	162	%(f)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2011	16	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust has 33 registered funds. This semi-annual report describes one fund offered by the Trust. The accompanying financial statements and financial highlights are those of the Forward Small Cap Equity Fund (the “Fund”). The Fund seeks to achieve high total returns and invest primarily in the equity securities of companies that have small market capitalization and offer future growth potential.

The Fund offers Investor Class, Institutional Class, Class A and Class M shares.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months of purchase, in accordance with the Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Fund may invest a high percentage of its assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

The Fund’s independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by the

17	June 30, 2011

Notes to Financial Statements (Unaudited)

Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the- counter market and generally are valued based on quotes received from a independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted

June 30, 2011	18

Notes to Financial Statements (Unaudited)

each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Cash Management Transactions: The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Fund’s cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Fund bears the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, the Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2011, the Fund had no securities on loan.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership.

19	June 30, 2011

Notes to Financial Statements (Unaudited)

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks(a)	$116,595,514	—	—	$116,595,514
Short-Term Bank Debt Instruments	—	$5,186,307	—	5,186,307

Total	$116,595,514	$5,186,307	—	$121,781,821

(a) For detailed sector descriptions, see the accompanying Portfolio of Investments.

During the six months ended June 30, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the six months ended June 30, 2011, the Fund did not have significant transfers between the fair value levels designated above and unobservable inputs (Level

June 30, 2011	20

Notes to Financial Statements (Unaudited)

3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivative contracts, including futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of the Fund’s investment objective, the Fund may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund’s are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: The Fund may invest in futures contracts in accordance with their investment objectives. The Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio

21	June 30, 2011

Notes to Financial Statements (Unaudited)

securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2011 the Fund held no futures contracts.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2011:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Equity Contracts	Net realized loss on futures contracts	$(201,948)	$—

Total		$(201,948)	$—

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REITs”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount

June 30, 2011	22

Notes to Financial Statements (Unaudited)

recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats the Fund as a separate entity for Federal income tax purposes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2011, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to the Fund or class of shares of the Fund are charged directly to the Fund or share class. Expenses that are common to all Funds in the Trust generally are allocated among the Funds in the Trust by proportion to their average daily net assets. The Fund offers multiple share classes and all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Fund may purchase securities on a when-issued or delayed-delivery basis. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause the Fund to miss an advantageous price or yield.

ReFlow Transactions: The Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a

23	June 30, 2011

Notes to Financial Statements (Unaudited)

given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Fund’s participation in ReFlow. ReFlow fees that were incurred by the Fund during the six months ended June 30, 2011 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.85%, as of June 30, 2011, based on the Fund’s average daily net assets.

Prior to February 1, 2011, the Trust had entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provided investment management services to the Fund and was entitled to receive a fee calculated daily and payable monthly at the following annual rates, based on the Fund’s average daily net assets: 1.05% on assets up to and including $500 million and 1.00% on assets over $500 million.

Prior to February 1, 2011 the Trust and Forward Management had entered into an investment sub-advisory agreement with Hoover Investment Management Co., LLC (“Hoover” or the “Sub-Advisor”) for the Fund. Pursuant to this agreement, the Sub-Advisor provided investment sub-advisory services to the Fund and was entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, based on the Fund’s average daily net assets of 0.70% on assets up to and including $100 million and 0.55% on assets over $100 million.

Expense Limitations: Effective February 1, 2011, Forward Management has agreed to limit the total expenses of the Fund’s classes, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, the Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Fund has entered into an agreement to reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above, as shown in the table below:

INVESTOR CLASS	INSTITUTIONAL CLASS	CLASS A	CLASS M	END DATE
1.29%	0.99%	1.34%	0.99%	April 30, 2012

From January 1, 2009 to January 31, 2011, Forward Management had no contractual obligation to waive any portion of its fees in amounts necessary to limit the Fund’s Investor Class, Institutional Class, Class A and Class M shares’ operating expenses.

June 30, 2011	24

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2011, the fee waivers and/or reimbursements were as follows:

CLASS	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Investor Class	$185,018	—	$185,018
Institutional Class	95,103	—	95,103
Class A	3,420	—	3,420
Class M	381	—	381
As of June 30, 2011, the balances of recoupable expenses for the Fund were as follows:

CLASS	2009(a)	2010	2011	TOTAL
Investor Class	$6,652	N/A	$185,018	$191,670
Institutional Class	28,313	N/A	95,103	123,416
Class A	N/A	N/A	3,420	3,420
Class M	N/A	N/A	381	381

(a) The recoupable expense balances include recoupable expenses from the reorganization of the Forward Mini-Cap Fund into the Fund.

4. Distribution and Shareholder Services Plan

The Fund has adopted a Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows the Fund to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, and up to 0.35% of the Fund’s average daily net assets attributable to Class A shares.

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) for Investor Class, Institutional Class, Class A and Class M shares that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plan and Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Fund’s administrator.

AFS serves as the Fund’s transfer agent and dividend paying agent.

BBH is the Fund’s custodian.

5. Trustee and Officer Fees

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2011, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Fund, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

25	June 30, 2011

Notes to Financial Statements (Unaudited)

The Fund’s Chief Compliance Officer is employed by Forward Management. The Fund pays an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Fund. In addition, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Fund. Based on experience, however, the Fund expects the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2011, 5% or greater of any class of the Fund’s outstanding equity securities:

CLASS	NAME	PERCENTAGE
Investor	Morgan Stanley	34.93%
	National Financial Services, LLC	17.57%
	Charles Schwab & Co., Inc.	15.53%
	New York Life Trust Co.	7.23%
	Pershing, LLC	5.75%

Institutional	Charles Schwab & Co., Inc.	36.98%
	Prudential Investment Management	13.89%
	Wachovia Bank, N.A.	13.43%
	National Financial Services, LLC	8.04%
	LPL Financial Services	6.89%
	SEI Private Trust Co.	6.60%

Class A	Pershing, LLC	35.39%
	LPL Financial Services	28.15%
	Nationwide Trust Co.	17.59%
	National Financial Services, LLC	7.11%

Class M	Charles Schwab & Co., Inc.	78.15%
	Colorado State Bank & Trust	21.85%

8. Purchases and Sales of Investments

Purchases and sales of investment securities, excluding short-term securities, were $253,185,056 and $479,563,178, respectively, during the six months ended June 30, 2011.

June 30, 2011	26

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2011, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes were as follows:

Cost of Investments	$113,163,084
Gross Unrealized Appreciation	$14,530,297
Gross Unrealized Depreciation	(5,911,560)

Net Unrealized Appreciation	$8,618,737

Post October Loss: Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Fund elected to defer capital losses occurring between November 1, 2010 and December 31, 2010 in the amount of $0.

Capital Loss Carryforwards: As of December 31, 2010, the Fund had available for Federal income tax purposes unused capital losses of $50,069,794, which expire December 31, 2016, and $76,687,200, which expire December 31, 2017. The amounts are subject to limitations under §382 of the Code.

During the year ended December 31, 2010, the Fund utilized capital loss carryovers of $50,673,864.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by the Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Tax Basis of Distributable Earnings: At December 31, 2010, the following components of accumulated earnings on a tax basis were as follows:

Accumulated capital loss carryforward	$(126,756,994)
Net unrealized appreciation on investments	88,566,695

Total distributable earnings	$(38,190,299)

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The Fund did not pay any distributions during the six months ended June 30, 2011 and the year ended December 31, 2010.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

ALPS Holdings, Inc.: On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

27	June 30, 2011

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD003357 083112

Semi-Annual Report June 30, 2011

Forward Global Infrastructure Fund

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select Income Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc. P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2011

1

Shareholder Update	June 30, 2011

A MESSAGE FROM:	J. Alan Reid Jr. Chief Executive Officer

Dear Shareholder:

For several years now, Forward has been making the case that alternative strategies—investments beyond traditional stocks and bonds—are an essential portfolio component for every investor. That idea is now taking hold, as investors look for better ways to cope with a climate of higher volatility and lowered return expectations. More and more, alternative strategies truly are becoming mainstream.

As a specialist in alternative strategies mutual funds, Forward’s mission is to provide investors access to the types of unique wealth-building strategies that until recently were typically only available to institutional and ultra-high-net-worth investors. We are delivering on that goal by offering a growing range of portfolio building blocks. In the first half of 2011 alone, Forward:

•

Introduced the Forward Commodity Long/Short Strategy Fund, which uses a systematic, index-based approach to target positive returns in both up and down commodity markets. While many investors try to profit from spikes in gold, oil, and other commodities, we believe jumping in and out of these volatile markets is too risky; you can get the market’s direction right and still lose money to sudden drawdowns. We developed a solution that helps investors benefit from the secular rise in commodity prices and the asset class’s low correlations. It also happens to be one of only three pure long/short commodities funds available.

•

Relaunched our international fixed-income fund as the Forward EM Corporate Debt Fund—the first of its kind. We believe strongly that to meet return objectives, investors will need increased participation in the growth of developing nations. As an asset class, emerging market debt has attractive features that translate into the potential for higher returns per unit of risk. The asset class has also been outperforming EM equities with lower volatility for nearly the past decade.[1]

•

Launched the Forward Tactical Enhanced Fund, a new long/short equity fund designed to help investors side-step market downturns, while participating in its growth via the continuous and active management of portfolio market exposure.

•

Introduced the Forward Select EM Dividend Fund, which focuses on emerging markets equities and employs a “dividend signal” approach, or a process of using dividends as a filter to help identify stocks with higher-than-average growth potential.

With these new solutions, Forward now offers 33 mutual funds across the asset spectrum—nine of them employing alternative strategies—plus a variety of separate account strategies. These wide-ranging solutions have one thing in common: they are explicitly designed around the varying outcomes that investors are seeking:

Managing volatility. Our fund family has grown to include five long/short funds spanning the areas of commodities, corporate and muni bonds, real estate, and tactical asset allocation.

Income solutions that extend beyond traditional bond markets. As assets have flooded into bonds in search of a safe haven, many investors have expressed concerns that traditional bond strategies may offer limited upside in the current environment. Our solution set includes a number of vehicles that target 6%-plus income streams not tied to the bond markets. There is no guarantee that these funds will produce the stated yield.

Exposure to global opportunities with an accent on those in fast-growing developing nations. Our range of solutions includes funds that focus on frontier markets, emerging market (EM) debt, and EM equity, as well as international real estate and global infrastructure.

June 30, 2011	2

Inflation-hedging. In the category of “real assets” that may provide a measure of protection against inflation, Forward offers funds that invest in U.S. Real Estate Investment Trusts (REITs), REIT preferreds, international real estate and global infrastructure.

Dynamic allocation solutions. The old “set it and forget it” approach to asset allocation is ill-suited to today’s uncertain markets. Our solution is a family of six asset allocation funds that not only draw on a wide range of traditional and alternative fund components, but also incorporate tactical management of market exposure as conditions change.

One more way we are responding to investor needs is by reducing or capping expenses across multiple funds, thereby potentially improving total return by as much as 20 basis points. This fall we will also become one of the first asset managers to offer online tax-lot accounting and monitoring.

These are challenging times for investors and advisors. Yet it’s also clear that with a thoughtful, problem-solving approach, upheaval and change may lead to exciting new areas of opportunity. Thank you for your continued confidence in Forward’s way of thinking, our investment talent and our ability to execute on our ideas. We promise that we will continue to focus on innovative ways to solve real-world investment needs.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

1 Source: Morningstar as of 3/31/11

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Each Allocation Fund is a fund of funds, which is a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit.

Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance.

A fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

3	June 30, 2011

By investing in a subsidiary organized under the laws of the Cayman Islands, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The subsidiary is not registered under the Investment Company Act of 1940.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Higher portfolio turnover rates will involve greater transaction costs and may increase the potential for taxable distributions being paid to shareholders.

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate.

Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Drawdown is the gradual decline in the price of a security or other investment between its high and low over a given period.

BPS (basis point) is a unit that is equal to 1/100th of 1%, used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

The Forward Commodity Long/Short Strategy Fund and the Forward Tactical Enhanced Fund were both launched on December 31, 2010, and both have a limited operating history. Forward Select EM Dividend Fund was launched on May 1, 2011, and has a limited operating history.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., is not affiliated with Forward Management, LLC. Separately Managed Accounts and related investment advisory services are provided by Forward Management, a federally regulated Investment Advisor.

©2011 Forward Management, LLC. All rights reserved.

Not FDIC Insured | No Bank Guarantee | May Lose Value

June 30, 2011	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 7 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Forward Global Infrastructure Fund(h)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(a)	N/A	-2.54%	05/02/11

Institutional Class	39.11%	-0.81%	06/29/07

Class A (load adjusted)(b)	30.78%	-2.53%	06/29/07

Class A (without load)(c)	38.76%	-1.08%	06/29/07

Class B (with CDSC)(d)	32.63%	-2.30%	06/29/07

Class B (without CDSC)(e)	37.63%	-1.84%	06/29/07

Class C (with CDSC)(f)	36.72%	-1.83%	06/29/07

Class C (without CDSC)(g)	37.72%	-1.83%	06/29/07

Class M	39.13%	15.27%	02/01/10

Forward International Real Estate Fund(i)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(a)	N/A	N/A	-3.32%	05/02/11

Institutional Class	36.32%	0.34%	-0.14%	04/28/06

Class A (load adjusted)(b)	28.34%	-1.05%	-1.49%	04/28/06

Class A (without load)(c)	36.20%	0.13%	-0.35%	04/28/06

Class C (with CDSC)(f)	34.14%	-0.64%	-1.11%	04/28/06

Class C (without CDSC)(g)	35.14%	-0.64%	-1.11%	04/28/06

Class M(a)	N/A	N/A	-3.33%	05/02/11

Forward Real Estate Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	31.96%	0.03%	8.22%	8.79%	05/10/99

Institutional Class	32.47%	N/A	N/A	-2.23%	05/01/08

Class A (load adjusted)(b)	24.65%	N/A	N/A	31.48%	06/12/09

Class A (without load)(c)	32.20%	N/A	N/A	35.37%	06/12/09

Class C (with CDSC)(f)	30.22%	N/A	N/A	34.36%	06/12/09

Class C (without CDSC)(g)	31.22%	N/A	N/A	34.36%	06/12/09

5	June 30, 2011

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 7 for important performance disclosure information about the Forward Funds.

Forward Real Estate Long/Short Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(a)	N/A	N/A	N/A	-1.38%	05/02/11

Institutional Class	28.67%	-4.13%	N/A	-3.13%	04/28/06

Class A (load adjusted)(b)	20.96%	-5.96%	4.91%	10.06%	09/15/99

Class A (without load)(c)	28.34%	-4.84%	5.53%	10.62%	09/15/99

Class B (with CDSC)(d)	22.37%	-5.79%	4.74%	9.80%	09/15/99

Class B (without CDSC)(e)	27.37%	-5.55%	4.74%	9.80%	09/15/99

Class C (with CDSC)(f)	26.38%	-5.54%	4.74%	9.80%	09/15/99

Class C (without CDSC)(g)	27.38%	-5.54%	4.74%	9.80%	09/15/99

Class M(a)	N/A	N/A	N/A	-1.28%	05/02/11

Forward Select Income Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Institutional Class	20.94%	3.23%	N/A	3.49%	04/28/06

Class A (load adjusted)(b)	13.70%	1.72%	7.06%	8.59%	03/30/01

Class A (without load)(c)	20.62%	2.93%	7.70%	9.22%	03/30/01

Class B (with CDSC)(d)(m)	14.66%	1.86%	6.86%	8.38%	03/30/01

Class B (without CDSC)(e)(m)	19.66%	2.11%	6.86%	8.38%	03/30/01

Class C (with CDSC)(f)(m)	18.72%	2.11%	6.87%	8.38%	03/30/01

Class C (without CDSC)(g)(m)	19.72%	2.11%	6.87%	8.38%	03/30/01

Class M	20.89%	N/A	N/A	20.92%	02/01/10

(a) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(e) Excludes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(f) Includes the 1.00% contingent deferred sales charge (“CDSC”).

(g) Excludes the 1.00% contingent deferred sales charge (“CDSC”).

(h) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(i) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(j) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund. Proir to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(k) Prior to May 1, 2011 the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund. Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(l) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(m) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

June 30, 2011	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Because the Forward Global Infrastructure Fund concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

For the Forward International Real Estate Fund, which concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund. A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

For the Forward Real Estate Fund, which concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. A “nondiversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund. A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estaterelated securities is subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

For the Forward Real Estate Long/Short Fund and the Forward Select Income Fund, borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund. A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks. A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investments in Real Estate Investment Trusts will be subject to a higher degree of market risk because of concentration in a specific industry, sector or geographic sector. Risks also include declines in the value of real estate, general and economic conditions.

7	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD GLOBAL INFRASTRUCTURE FUND
Investor Class(c)
Actual	$1,000.00	$974.60	1.65%	$2.59

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Institutional Class
Actual	$1,000.00	$1,085.90	1.24%	$6.41

Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class A
Actual	$1,000.00	$1,084.00	1.50%	$7.75

Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class B
Actual	$1,000.00	$1,079.70	2.25%	$11.60

Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

June 30, 2011	8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD GLOBAL INFRASTRUCTURE FUND (continued)
Class C
Actual	$1,000.00	$1,079.80	2.25%	$11.60

Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23
Class M
Actual	$1,000.00	$1,085.90	1.25%	$6.46

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

FORWARD INTERNATIONAL REAL ESTATE FUND
Investor Class(d)
Actual	$1,000.00	$966.80	1.80%	$2.81

Hypothetical	$1,000.00	$1,015.97	1.80%	$9.00
Institutional Class
Actual	$1,000.00	$1,060.70	1.40%	$7.15

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00
Class A
Actual	$1,000.00	$1,059.90	1.65%	$8.43

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Class C
Actual	$1,000.00	$1,055.80	2.40%	$12.23

Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98
Class M(d)
Actual	$1,000.00	$966.70	1.40%	$2.19

Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

FORWARD REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$1,089.80	1.60%	$8.29

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Class
Actual	$1,000.00	$1,092.10	1.20%	$6.22

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$1,091.10	1.45%	$7.52

Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

9	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD REAL ESTATE FUND (continued)
Class C
Actual	$1,000.00	$1,086.60	2.20%	$11.38

Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

FORWARD REAL ESTATE LONG/SHORT FUND
Investor Class(e)
Actual	$1,000.00	$986.20	1.87%	$2.95

Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35
Institutional Class
Actual	$1,000.00	$1,071.10	1.37%	$7.04

Hypothetical	$1,000.00	$1,018.00	1.37%	$6.85
Class A
Actual	$1,000.00	$1,069.70	1.60%	$8.21

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class B
Actual	$1,000.00	$1,065.60	2.35%	$12.04

Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73
Class C
Actual	$1,000.00	$1,065.90	2.35%	$12.04

Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73
Class M(e)
Actual	$1,000.00	$987.20	1.44%	$2.27

Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

FORWARD SELECT INCOME FUND
Institutional Class
Actual	$1,000.00	$1,054.60	1.17%	$5.96

Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class A
Actual	$1,000.00	$1,053.60	1.42%	$7.23

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class B
Actual	$1,000.00	$1,049.10	2.17%	$11.03

Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

June 30, 2011	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD SELECT INCOME FUND (continued)
Class C
Actual	$1,000.00	$1,049.30	2.17%	$11.03

Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84
Class M
Actual	$1,000.00	$1,054.10	1.18%	$6.01

Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

(a) Annualized, based on the Fund’s most recent fiscal half- year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Global Infrastructure Fund began offering Investor Class shares on May 2, 2011.

(d) The Forward International Real Estate Fund began offering Investor Class and Class M shares on May 2, 2011.

(e) The Forward Real Estate Long/Short Fund began offering Investor Class and Class M shares on May 2, 2011.

11	June 30, 2011

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD GLOBAL INFRASTRUCTURE FUND
United States	19.50%

France	11.45%

Japan	7.04%

United Kingdom	6.49%

Hong Kong	6.36%

Australia	6.19%

China	6.10%

Canada	5.93%

Brazil	5.82%

Italy	5.05%

Germany	4.50%

Netherlands	2.80%

South Korea	2.12%

Singapore	1.98%

Switzerland	1.90%

Spain	1.13%

Chile	0.87%

Indonesia	0.73%

Mexico	0.62%

Bermuda	0.30%

Greece	0.16%

Russia	0.16%

Short-Term Bank Debt Instruments & Net Cash	2.80%
100.00%

FORWARD INTERNATIONAL REAL ESTATE FUND
Hong Kong	29.74%

Australia	16.26%

China	11.68%

Japan	8.78%

Singapore	7.67%

Canada	6.45%

United Kingdom	5.43%

France	3.21%

Netherlands	1.16%

Malaysia	1.09%

Germany	0.67%

Italy	0.36%

Turkey	0.22%

Finland	0.21%

Spain	0.04%

Short-Term Bank Debt Instruments & Net Cash	7.03%
100.00%

FORWARD REAL ESTATE FUND
REITs-Apartments	13.23%

REITs-Regional Malls	12.82%

REITs-Diversified	12.48%

REITs-Health Care	12.35%

REITs-Office Property	11.77%

REITs-Hotels	10.93%

REITs-Shopping Centers	10.02%

REITs-Warehouse/Industrial	6.66%

REITs-Storage	5.51%

Real Estate Operating/Development	1.28%

REITs-Retail	1.01%

Short-Term Bank Debt Instruments & Net Cash	1.94%
100.00%

FORWARD REAL ESTATE LONG/SHORT FUND
REITs-Retail	26.86%

REITs-Hotels	19.14%

REITs-Diversified	16.56%

REITs-Apartments	12.01%

REITS-Office Property	11.92%

REITs-Health Care	8.90%

REITs-Warehouse/Industrial	7.23%

REITs-Mortgage	4.68%

Real Estate Operating/Development	4.13%

REITs-Storage	1.95%

June 30, 2011	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD REAL ESTATE LONG/SHORT FUND (continued)
Pipelines	0.51%

Exchange-Traded Funds	0.50%

Real Estate Management/Services	0.44%

Building Residential/Commercial	0.42%

Hotels & Motels	0.22%

Purchased Options	0.01%

Short-Term Bank Debt Instruments & Net Cash	-15.48%
100.00%

FORWARD SELECT INCOME FUND
REITs-Retail	24.30%

REITs-Hotels	20.24%

REITs-Office	17.83%

REITs-Diversified	16.74%

REITs-Mortgage	9.53%

REITs-Industrial	8.35%

REITs-Apartments	7.80%

REITs-Health Care	5.07%

Retail-Toy Store	2.12%

REITs-Real Estate Management/Services	2.11%

Real Estate Operating/Development	1.77%

Exchange-Traded Funds	0.98%

Manufactured Homes	0.73%

Single Tenant	0.54%

Medical-Nursing Homes	0.13%

Short-Term Bank Debt Instruments & Net Cash	-18.24%
100.00%

13	June 30, 2011

The Funds’ file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2011. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2011	14

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.20%
Australia: 6.19%

375,000	BlueScope Steel, Ltd.	$484,657

107,500	Boart Longyear, Ltd.	460,042

760,000	MAP Group	2,722,554

625,000	Transurban Group	3,505,888

13,500	UGL, Ltd.	200,974

		7,374,115

Bermuda: 0.30%

20,000	Ship Finance International, Ltd.	360,400

Brazil: 5.82%

82,500	BM&F BOVESPA SA	545,542

86,000	Companhia de Concessoes Rodoviarias	2,561,292

45,000	Companhia de Saneamento de Minas Gerais	902,509

75,000	Companhia Energetica de Minas Gerais, Sponsored ADR	1,548,000

160,000	Ecorodovias Infraestrutura e Logistica SA	1,372,761

		6,930,104

Canada: 5.93%

6,000	Agrium, Inc.	526,560

88,000	Enbridge, Inc.	2,861,403

83,500	TransCanada Corp.	3,666,571

		7,054,534

Chile: 0.87%

45,000	Enersis SA, Sponsored ADR	1,039,500

China: 6.10%

7,500	21Vianet Group, Inc., ADR(a)	103,050

1,175,000	Anhui Expressway Co., Ltd., Class H	981,469

228,800	Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	435,742

40,000	China Mobile, Ltd.	370,099

1,750,000	Dalian Port (PDA) Co., Ltd.	618,438

350,000	ENN Energy Holdings, Ltd.	1,187,401

1,750,000	ERA Mining Machinery, Ltd.(a)	123,688

1,600,000	Huadian Power International Co., Class H(a)	318,696

562,000	Jiangsu Expressway Co., Ltd.	519,267

2,250,000	Shenzhen Expressway Co., Ltd., Class H	1,277,998

Shares		Value (Note 2)

1,983,000	Sichuan Expressway Co., Ltd.	$1,024,412

401,000	Zhejiang Expressway Co., Ltd.	301,973

		7,262,233

France: 11.45%

18,000	Aeroports de Paris	1,693,292

60,000	Electricite de France SA	2,358,392

60,000	GDF Suez	2,195,684

152,500	Groupe Eurotunnel SA	1,705,060

91,865	Suez Environnement Co.	1,832,424

60,000	Vinci SA	3,843,209

		13,628,061

Germany: 4.50%

45,000	E.ON AG	1,278,061

37,000	Fraport AG Frankfurt Airport Services Worldwide	2,975,216

8,000	Siemens AG	1,098,640

		5,351,917

Greece: 0.16%

14,000	Crude Carriers Corp.	188,300

Hong Kong: 6.36%

500,000	China Merchants Holdings International Co., Ltd.	1,930,811

1,250,000	China Power International Development, Ltd.	316,448

2,700,000	China Water Affairs Group, Ltd.	971,510

825,000	COSCO Pacific, Ltd.	1,450,326

600,000	First Pacific Co., Ltd.	535,873

2,500,000	Guangdong Investment, Ltd.	1,336,469

640,000	Noble Group, Ltd.	1,026,459

		7,567,896

Indonesia: 0.73%

3,525,000	PT AKR Corporindo Tbk	873,491

Italy: 5.05%

236,250	Atlantia SpA	5,029,365

65,000	Danieli & C. Officine Meccaniche SpA	983,135

		6,012,500

See Notes to Financial Statements	15	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)
Japan: 7.04%

18,500	East Japan Railway Co.	$1,057,077

8,600	Hitachi Ltd., ADR	512,216

255	INPEX CORP.	1,875,163

137,000	Kamigumi Co., Ltd.	1,278,020

27,900	Komatsu, Ltd.	865,366

15,500	Kurita Water Industries, Ltd.	460,543

54,000	Mitsubishi Heavy Industries, Ltd.	252,879

70,000	Mitsui & Co., Ltd.	1,203,404

22,500	West Japan Railway Co.	877,585

		8,382,253

Mexico: 0.62%

12,500	Grupo Aeroportuario del Sureste SAB de CV, ADR	736,750

Netherlands: 2.80%

6,000	Chicago Bridge & Iron Co., NV	233,400

44,000	Koninklijke Vopak NV	2,156,037

35,733	SBM Offshore NV	945,169

		3,334,606

Russia: 0.16%

10,000	Mobile Telesystems, Sponsored ADR	190,200

Singapore: 1.98%

1,050,000	CSE Global, Ltd.	1,077,099

791,000	Hutchison Port Holdings Trust(a)	668,395

68,420	Keppel Corp., Ltd.	617,189

		2,362,683

South Korea: 2.12%

60,000	JNK Heaters Co., Ltd.	916,030

5,000	KEPCO Engineering & Construction Co., Inc.	280,991

55,000	Korea Electric Power Corp., Sponsored ADR(a)	729,850

2,500	Samsung Engineering Co., Ltd.	597,106

		2,523,977

Spain: 1.13%

60,000	Abertis Infraestructuras SA	1,340,381

Switzerland: 1.90%

45,000	ABB, Ltd.(a)	1,166,815

1,900	Flughafen Zuerich AG	867,232

Shares		Value (Note 2)

7,500	Foster Wheeler AG(a)	$227,850

		2,261,897

United Kingdom: 6.49%

475,000	Centrica Plc	2,464,692

15,000	Ensco Plc, Sponsored ADR	799,500

225,000	International Power Plc	1,161,707

180,000	National Grid Plc	1,769,464

68,500	Scottish & Southern Energy Plc	1,531,457

		7,726,820

United States: 19.50%

24,500	Aecom Technology Corp.(a)	669,830

75,000	AES Corp.(a)	955,500

14,500	American Tower Corp., Class A(a)	758,350

19,000	Cameron International Corp.(a)	955,510

13,500	CF Industries Holdings, Inc.	1,912,545

15,000	Ciena Corp.(a)	275,700

10,000	Crown Castle International Corp.(a)	407,900

7,500	Diamond Offshore Drilling, Inc.	528,075

16,000	Fabrinet(a)	388,480

15,000	Finisar Corp.(a)	270,450

52,000	Kinder Morgan, Inc. (a)	1,493,960

250,000	Level 3 Communications, Inc.(a)	610,000

72,500	McDermott International, Inc.(a)	1,436,225

4,500	National Oilwell Varco, Inc.	351,945

11,500	Overseas Shipholding Group, Inc.	309,810

12,000	PG & E Corp.	504,360

11,000	SBA Communications Corp., Class A(a)	420,090

30,000	Southern Union Co.	1,204,500

15,000	Southwestern Energy Co.(a)	643,200

75,000	Spectra Energy Corp.	2,055,750

35,000	Titan International, Inc.	849,100

205,000	Williams Cos., Inc.	6,201,251

		23,202,531

	Total Common Stocks (Cost $101,329,577)	115,705,149

June 30, 2011	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 2.04%
	Bank of American — Charlotte

$1,238,733	0.030%, due 07/01/11	USD	$1,238,733

	Brown Brothers Harriman & Co. — Grand Cayman

77,005	0.030%, due 07/01/11	SGD	62,692

150,414	0.030%, due 07/01/11	HKD	19,329

166,528	0.030%, due 07/01/11	CHF	198,071

	Citibank — New York

155,398	0.030%, due 07/01/11	CAD	161,126

	JPMorgan Chase — New York

64,536	0.030%, due 07/01/11	GBP	103,577

6,740,703	0.030%, due 07/01/11	JPY	83,730

199,150	0.030%, due 07/01/11	AUD	213,598

240,070	0.030%, due 07/01/11	EUR	348,139

	Total Short-Term Bank Debt Instruments (Cost $2,421,580)		2,428,995

	Total Investments: 99.24% (Cost $103,751,157)		118,134,144

	Net Other Assets and Liabilities: 0.76%		906,995

	Net Assets: 100.00%		$119,041,139

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — U.S. Dollar

See Notes to Financial Statements	17	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 92.97%
Australia: 16.26%

80,000	Abacus Property Group	$198,207

18,300	Carindale Property Trust	84,399

391	CFS Retail Property Trust	761

193,112	FKP Property Group	144,985

350,000	Investa Office Fund	242,128

58,564	Stockland	214,191

660,000	Thakral Holdings Group	382,256

3,654,993	Tishman Speyer Office Fund(a)	2,430,494

375,644	Westfield Group	3,489,078

61,670	Westfield Retail Trust	179,250

		7,365,749

Canada: 6.45%

40,000	Brookfield Office Properties Canada	921,561

62,300	Brookfield Office Properties, Inc.	1,203,431

8,600	Calloway REIT	224,797

11,400	Canadian Apartment Properties REIT	228,603

10,000	Canadian REIT	344,238

		2,922,630

China: 11.68%

300,000	Agile Property Holdings, Ltd.	464,937

680,000	C C Land Holdings, Ltd.	255,163

50,000	CapitaRetail China Trust	49,662

1,268,000	Central China Real Estate, Ltd.	304,710

100,000	China Resources Land, Ltd.	180,937

400,000	Evergrande Real Estate Group, Ltd.	260,611

3,550,000	Franshion Properties China, Ltd.	903,273

500,000	Glorious Property Holdings, Ltd.(a)	156,136

730,000	Poly Hong Kong Investments, Ltd.	480,306

510,000	Shimao Property Holdings, Ltd.	629,168

620,000	Sino-Ocean Land Holdings, Ltd.	315,510

750,000	Top Spring International Holdings, Ltd.(a)	370,099

4,854,000	Yuexiu Property Co., Ltd.(a)	916,944

		5,287,456

Shares		Value (Note 2)

Finland: 0.21%

2,266	Citycon Oyj	$10,187

15,000	Sponda Oyj	87,227

		97,414

France: 3.21%

12,954	Societe Fonciere Lyonnaise SA	732,629

5,021	Societe Immobiliere de Location pour l’Industrie et le Commerce	720,479

		1,453,108

Germany: 0.67%

20,000	Alstria Office REIT AG	301,633

Hong Kong: 29.74%

532,000	Asia Standard International Group, Ltd.	122,374

500,000	Champion REIT	280,787

87,500,000	CSI Properties, Ltd.	2,923,526

204,000	Great Eagle Holdings, Ltd.	677,667

120,000	Hang Lung Properties, Ltd.	491,923

40,000	Hongkong & Shanghai Hotels	66,823

100,000	Hongkong Land Holdings, Ltd.	712,000

248,000	Hysan Development Co., Ltd.	1,225,388

1,571,000	Kosmopolito Hotels International, Ltd.(a)	355,316

2,050,000	Soundwill Holdings, Ltd.	3,198,144

21,100	Sun Hung Kai Properties, Ltd.	307,212

1,089,000	Tai Cheung Holdings, Ltd.	853,657

167,000	Wharf Holdings, Ltd.	1,159,946

60,000	Wheelock & Co., Ltd.	240,564

1,678,000	Wing Tai Properties, Ltd.	679,248

83,000	Winsor Properties Holdings, Ltd.	173,643

		13,468,218

Italy: 0.36%

160,000	Beni Stabili SpA	161,606

Japan: 8.78%

282,229	Astro Japan Property Group	856,652

155,500	DAIBIRU Corp.	1,187,908

165	Kenedix Realty Investment Corp.	635,364

27,000	Mitsubishi Estate Co., Ltd.	471,548

June 30, 2011	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)
Japan (continued): 8.78%

42,800	Mitsui Fudosan Co., Ltd.	$732,605

61	Starts Proceed Investment Co.	91,002

		3,975,079

Malaysia: 1.09%

725,000	Quill Capita Trust	259,314

443,100	YTL Land & Development Bhd(a)	234,794

		494,108

Netherlands: 1.16%

4,183	Corio NV	277,217

5,000	Eurocommercial Properties NV	248,702

		525,919

Singapore: 7.67%

45,900	CapitaCommercial Trust	54,185

120,500	CapitaLand, Ltd.	285,480

160,000	Ho Bee Investment, Ltd.	187,576

426,000	Hotel Properties, Ltd.	801,156

436,000	Keppel Land, Ltd.	1,284,963

670,000	Mapletree Commercial Trust(a)	471,831

122,000	Wheelock Properties Singapore, Ltd.	178,784

176,000	Wing Tai Holdings, Ltd.	210,632

		3,474,607

Spain: 0.04%

204,578	Inmobiliaria Colonial SA(a)	16,910

Turkey: 0.22%

129,270	Is Gayrimenkul Yatirim Ortakligi AS	97,968

United Kingdom: 5.43%

956	British Land Co., Plc	9,344

13,100	Derwent London Plc	383,915

3,800	Great Portland Estates Plc	26,591

53,000	Hammerson Plc	409,492

809	Land Securities Group Plc	11,069

30,760	Segro Plc	154,178

4,960	Shaftesbury Plc	42,032

435,000	Songbird Estates Plc(a)	1,071,669

Shares			Value (Note 2)

725,000	Workspace Group Plc		$351,987

			2,460,277

	Total Common Stocks (Cost $40,795,614)		42,102,682

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 2.45%
	Brown Brothers Harriman & Co. — Grand Cayman

$89,561	0.030%, due 07/01/11	SGD	72,914

7,186	0.030%, due 07/01/11	GBP	11,533

10,690	0.030%, due 07/01/11	CAD	11,084

	Citibank — New York

1,788,415	0.030%, due 07/01/11	HKD	229,823

	JPMorgan Chase — New York

2,499,594	0.030%, due 07/01/11	JPY	31,049

60,266	0.030%, due 07/01/11	EUR	87,395

20,354	0.030%, due 07/01/11	AUD	21,831

	Wells Fargo Bank & Co. — San Francisco

643,002	0.030%, due 07/01/11	USD	643,002

	Total Short-Term Bank Debt Instruments (Cost $1,106,911)		1,108,631

	Total Investments: 95.42% (Cost $41,902,525)		43,211,313

	Net Other Assets and Liabilities: 4.58%		2,073,355

	Net Assets: 100.00%		$45,284,668

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

See Notes to Financial Statements	19	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Currency Abbreviations (continued):

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — U.S. Dollar

June 30, 2011	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.06%
Real Estate Operating/Development: 1.28%

16,676	Forest City Enterprises, Inc., Class A(a)	$311,341

63,367	Thomas Properties Group, Inc.(a)	203,408

		514,749

REITs-Apartments: 13.23%

12,200	American Campus Communities, Inc.	433,344

10,000	AvalonBay Communities, Inc.	1,284,000

5,000	BRE Properties, Inc.	249,400

10,000	Camden Property Trust	636,200

32,000	Equity Residential	1,920,000

6,000	Home Properties, Inc.	365,280

18,000	UDR, Inc.	441,900

		5,330,124

REITs-Diversified: 12.48%

18,600	American Assets Trust, Inc.	417,570

34,400	Cousins Properties, Inc.	293,776

14,500	Digital Realty Trust, Inc.	895,810

22,000	Lexington Realty Trust	200,860

22,272	Vornado Realty Trust	2,075,305

9,479	Washington REIT	308,257

70,000	Winthrop Realty Trust	835,800

		5,027,378

REITs-Health Care: 12.35%

38,700	HCP, Inc.	1,419,903

26,500	Health Care REIT, Inc.	1,389,395

36,000	OMEGA Healthcare Investors, Inc.	756,360

27,100	Senior Housing Properties Trust	634,411

14,635	Ventas, Inc.	771,411

		4,971,480

REITs-Hotels: 10.93%

32,639	Chatham Lodging Trust	525,814

18,700	Chesapeake Lodging Trust	319,022

47,744	DiamondRock Hospitality Co.	512,293

152,700	FelCor Lodging Trust, Inc.(a)	813,891

75,758	Host Hotels & Resorts, Inc.	1,284,098

Shares		Value (Note 2)

12,993	LaSalle Hotel Properties	$342,236

23,900	Summit Hotel Properties, Inc.	271,265

35,800	Sunstone Hotel Investors, Inc.(a)	331,866

		4,400,485

REITs-Office Property: 11.77%

8,292	Alexandria Real Estate Equities, Inc.	641,967

15,115	Boston Properties, Inc.	1,604,608

7,055	Corporate Office Properties Trust	219,481

15,600	Douglas Emmett, Inc.	310,284

34,530	Hudson Pacific Properties, Inc.	536,251

12,100	Kilroy Realty Corp.	477,829

6,400	Mack-Cali Realty Corp.	210,816

8,900	SL Green Realty Corp.	737,543

		4,738,779

REITs-Regional Malls: 12.82%

51,070	General Growth Properties, Inc.	852,358

19,300	Macerich Co.	1,032,550

28,247	Simon Property Group, Inc.	3,283,149

		5,168,057

REITs-Retail: 1.01%

6,885	Taubman Centers, Inc.	407,592

REITs-Shopping Centers: 10.02%

5,050	Acadia Realty Trust	102,667

74,200	Excel Trust, Inc.	818,426

10,000	Federal Realty Investment Trust	851,800

49,100	Kimco Realty Corp.	915,223

25,800	Tanger Factory Outlet Centers, Inc.	690,666

26,066	Weingarten Realty Investors, Inc.	655,821

		4,034,603

REITs-Storage: 5.51%

15,600	Public Storage, Inc.	1,778,556

10,700	Sovran Self Storage, Inc.	438,700

		2,217,256

See Notes to Financial Statements	21	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)
REITs-Warehouse/Industrial: 6.66%

2,200	EastGroup Properties, Inc.	$93,522

31,500	First Industrial Realty Trust, Inc.(a)	360,675

11,600	First Potomac Realty Trust	177,596

36,705	ProLogis	1,315,507

59,900	STAG Industrial, Inc.	733,775

		2,681,075

	Total Common Stocks (Cost $26,190,426)	39,491,578

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.05%

	HSBC Bank-New York

$20,000	0.030%, due 7/01/11	20,000

	Total Short-Term Bank Debt Instruments (Cost $20,000)	20,000

	Total Investments: 98.11% (Cost $26,210,426)	39,511,578

	Net Other Assets and Liabilities: 1.89%	759,333

	Net Assets: 100.00%	$40,270,911

(a) Non-income producing security.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

REIT — Real Estate Investment Trust

June 30, 2011	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

COMMON STOCKS: 91.11%
Building Residential/Commercial: 0.42%

20,000	Ryland Group, Inc.	$330,600

Hotels & Motels: 0.22%

75,000	Overseas Union Enterprise, Ltd.	174,021

Pipelines: 0.51%

14,200	Kinder Morgan, Inc.(a)	407,966

Real Estate Operating/Development: 4.13%

35,831	Forest City Enterprises, Inc., Class A(a)	668,965

81,000	Global Logistic Properties, Ltd.(a)	135,846

102,000	Great Eagle Holdings, Ltd.	338,833

75,000	Hysan Development Co., Ltd.	370,581

226,000	Soundwill Holdings, Ltd.	352,576

51,000	Sun Hung Kai Properties, Ltd.	742,550

16,000	Terreno Realty Corp.	272,160

125,820	Thomas Properties Group, Inc.(a)	403,882

		3,285,393

REITs-Apartments: 12.01%

14,000	AvalonBay Communities, Inc.(b)	1,797,600

28,100	Camden Property Trust(b)	1,787,722

50,900	Equity Residential(b)	3,054,000

10,000	Essex Property Trust, Inc.(b)	1,352,900

15,000	Home Properties, Inc.(b)	913,200

26,408	UDR, Inc.(b)	648,316

		9,553,738

REITs-Diversified: 10.66%

30,800	American Assets Trust, Inc.	691,460

16,000	Astro Japan Property Group	48,565

35,000	CoreSite Realty Corp.	574,000

56,800	Cousins Properties, Inc.	485,072

23,600	Digital Realty Trust, Inc.(b)	1,458,008

47,700	Lexington Realty Trust	435,501

32,237	Vornado Realty Trust(b)	3,003,844

149,632	Winthrop Realty Trust(b)	1,786,606

		8,483,056

Shares		Value (Note 2)

REITs-Health Care: 8.90%

72,400	HCP, Inc.(b)	$2,656,357

26,600	Health Care REIT, Inc.(b)	1,394,638

32,700	Omega Healthcare Investors, Inc.(b)	687,027

12,678	Sabra Healthcare REIT, Inc.	211,849

21,800	Senior Housing Properties Trust	510,338

30,664	Ventas, Inc.(b)	1,616,299

		7,076,508

REITs-Hotels: 10.79%

67,168	Chatham Lodging Trust(b)	1,082,076

41,300	Chesapeake Lodging Trust	704,578

102,256	DiamondRock Hospitality Co.(b)	1,097,207

304,500	FelCor Lodging Trust, Inc.(a)(b)	1,622,985

142,315	Host Hotels & Resorts, Inc.(b)	2,412,240

27,007	LaSalle Hotel Properties	711,364

52,200	Summit Hotel Properties, Inc.	592,470

39,500	Sunstone Hotel Investors, Inc.(a)	366,165

		8,589,085

REITs-Mortgage: 3.64%

53,900	Annaly Capital Management, Inc.(b)	972,356

129,482	iStar Financial, Inc.(a)	1,050,099

129,000	NorthStar Realty Finance Corp.	519,870

167,300	RAIT Financial Trust	351,330

		2,893,655

REITs-Office Property: 10.98%

12,858	Alexandria Real Estate Equities, Inc.(b)	995,466

29,030	Boston Properties, Inc.(b)	3,081,825

25,800	Brandywine Realty Trust(b)	299,022

15,145	Corporate Office Properties Trust	471,161

71,670	Hudson Pacific Properties, Inc.	1,113,035

25,900	Kilroy Realty Corp.(b)	1,022,791

13,600	Mack-Cali Realty Corp.	447,984

15,700	SL Green Realty Corp.(b)	1,301,059

		8,732,343

See Notes to Financial Statements	23	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)
REITs-Retail: 20.34%

10,750	Acadia Realty Trust	$218,548

147,400	Excel Trust, Inc.	1,625,822

15,600	Federal Realty Investment Trust(b)	1,328,808

55,506	General Growth Properties, Inc.	926,395

117,200	Kimco Realty Corp.(b)	2,184,608

35,400	Macerich Co.(b)	1,893,900

50,000	Ramco-Gershenson Properties Trust(b)	619,000

42,947	Simon Property Group, Inc.(b)	4,991,730

25,600	Tanger Factory Outlet Centers, Inc.(b)	685,312

140,700	Westfield Group	1,306,858

140,700	Westfield Retail Trust	408,959

		16,189,940

REITs-Storage: 1.95%

13,600	Public Storage(b)	1,550,536

REITs-Warehouse/Industrial: 6.56%

68,500	First Industrial Realty Trust, Inc.(a)	784,325

21,500	First Potomac Realty Trust	329,165

72,647	ProLogis, Inc.(b)	2,603,668

122,900	STAG Industrial, Inc.	1,505,525

		5,222,683

	Total Common Stocks (Cost $52,086,125)	72,489,524

EXCHANGE-TRADED FUNDS: 0.50%
Exchange-Traded Funds: 0.50%

28,000	ProShares UltraShort Real Estate(a)	399,840

	Total Exchange-Traded Funds (Cost $398,577)	399,840

PREFERRED STOCKS: 22.82%
Real Estate Management/Services: 0.44%

7,000	Grubb & Ellis Co. 12.000%(c)	349,580

REITs-Diversified: 5.90%

	CapLease, Inc.

35,000	Series A, 8.125%(b)	875,000

	Entertainment Properties Trust

40,000	Series B, 7.750%(b)	994,000

Shares		Value (Note 2)

	Lexington Realty Trust

31,900	Series B, 8.050%	$804,199

81,920	Series D, 7.550%(b)	2,016,870

		4,690,069

REITs-Hotels: 8.35%

	Ashford Hospitality Trust, Inc.

80,700	Series D, 8.450%(b)	1,991,676

33,000	Series E, 9.000%	831,930

	FelCor Lodging Trust, Inc.

55,000	Series A, 1.950%(b)	1,436,050

	Hersha Hospitality Trust

52,900	Series A, 8.000%	1,326,997

	Sunstone Hotel Investors, Inc.

43,300	Series A, 8.000%(b)	1,058,252

		6,644,905

REITs-Office Property: 0.94%

	Parkway Properties, Inc.

30,000	Series D, 8.000%	751,500

REITs-Retail: 6.52%

	CBL & Associates Properties, Inc.

50,000	Series C, 7.750%(b)	1,253,500

50,330	Series D, 7.375%(b)	1,246,171

	Glimcher Realty Trust

73,800	Series G, 8.125%(b)	1,808,100

	Kite Realty Group Trust

35,000	Series A, 8.250%(b)	877,100

		5,184,871

REITs-Warehouse/Industrial: 0.67%

	First Industrial Realty Trust, Inc.

22,271	Series J, 7.250%	533,390

	Total Preferred Stocks (Cost $14,061,092)	18,154,315

PURCHASED OPTIONS: 0.01%
200	Strategic Hotels & Resorts, Inc. , Expiration: September 2011 at $7.50 Call	9,000

	Total Purchased Options (Cost $10,703)	9,000

June 30, 2011	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Principal Amount		Value (Note 2)

CONVERTIBLE CORPORATE BONDS: 1.04%
REITs-Mortgage: 1.04%

	NorthStar Realty Finance LP

$875,000	7.500%, 03/15/31 (c)	$824,688

	Total Convertible Corporate Bonds (Cost $876,902)	824,688

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 0.77%

	Brown Brothers Harriman & Co.-Grand Cayman

1,29500	0.030%, due 07/01/11	SGD	1,221

117,630	0.030%, due 07/01/11	HKD	15,117

	CitiBank-New York

593,716	0.030%, due 07/01/11	USD	593,716

	Total Short-Term Bank Debt Instruments (Cost $610,045)		610,054

	Total Investments: 116.25% (Cost $68,043,444)		92,487,421

	Net Other Assets and Liabilities: (16.25)%		(12,931,643)

	Net Assets: 100.00%		$79,555,778

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $51,678,812, representing 64.96% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,174,268, representing 1.48% of net assets.

Percentages are stated as a percent of net assets.

Shares

SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks

(10,000)	CB Richard Ellis Group, Inc., Class A	$(251,100)

(15,000)	CBL & Associates Properties, Inc.	(271,950)

(8,000)	Cohen & Steers, Inc.	(265,200)

Shares		Value (Note 2)

(10,000)	Family Dollar Stores, Inc.	$(525,600)

(55,000)	Glimcher Realty Trust	(522,500)

(7,000)	Jones Lang LaSalle, Inc.	(660,100)

(10,000)	Lender Processing Services, Inc.	(209,100)

(40,000)	Lennar Corp., Class A	(726,000)

(29,400)	Pinnacle Entertainment, Inc.	(438,060)

(30,000)	Realty Income Corp.	(1,004,700)

(10,000)	The Sherwin-Williams Co.	(838,700)

Exchange-Traded Funds

(25,000)	SPDR S&P Homebuilders ETF	(451,250)

	Total Securities Sold Short (Proceeds $5,108,059)	$(6,164,260)

Contracts

SCHEDULE OF OPTIONS WRITTEN
(59)	Alexandria Real Estate Equities, Inc., Expires July 2011, Strike Price $85.00 Call	$(885)

(55)	AvalonBay Communities. Inc., Expires July 2011, Strike Price $130.00 Call	(7,150)

(100)	Equity Residential, Expires July 2011, Strike Price $60.00 Call	(9,500)

(100)	Simon Property Group, Inc., Expires July 2011, Strike Price $120.00 Call	(4,200)

(100)	Simon Property Group, Inc., Expires October 2011, Strike Price $125.00 Call	(18,800)

(100)	Simon Property Group, Inc., Expires January 2012, Strike Price $130.00 Call	(25,600)

	Total Options Written (Proceeds $75,846)	$(66,135)

Investment Abbreviations:

ETF —Exchange-Traded Fund

Gtd. — Guaranteed

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

Currency Abbreviations:

HKD — Hong Kong Dollar

SGD — Singapore Dollar

USD — U.S. Dollar

See Notes to Financial Statements	25	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

COMMON STOCKS: 10.91%
Medical-Nursing Homes: 0.13%

221,609	Sun Healthcare Group, Inc.(a)	$1,777,304

REITs-Diversified: 1.09%

212,902	Liberty Property Trust	6,936,347

690,000	Winthrop Realty Trust(b)	8,238,600

		15,174,947

REITs-Health Care: 1.27%

1,054,002	Sabra Healthcare REIT, Inc.(b)	17,612,373

REITs-Hotels: 2.34%

776,505	Chatham Lodging Trust(b)	12,509,496

591,659	RLJ Lodging Trust(a)	10,277,117

850,500	Summit Hotel Properties, Inc.(b)	9,653,175

		32,439,788

REITs-Industrial: 1.14%

1,296,473	STAG Industrial, Inc.	15,881,794

REITs-Mortgage: 1.97%

1,519,200	Annaly Capital Management, Inc.	27,406,368

REITs-Office: 1.74%

540,640	CommonWealth REIT(b)	13,970,137

108,800	Corporate Office Properties Trust	3,384,768

120,200	Hudson Pacific Properties, Inc.	1,866,706

154,058	Mack-Cali Realty Corp.	5,074,671

		24,296,282

REITs-Retail: 1.23%

1,045,000	Excel Trust, Inc.	11,526,350

450,000	Ramco-Gershenson Properties Trust(b)	5,571,000

		17,097,350

	Total Common Stocks (Cost $148,001,477)	151,686,206

CONVERTIBLE PREFERRED STOCKS: 1.94%
REITs-Hotels: 1.94%

	FelCor Lodging Trust, Inc.

1,031,588	Series A, 1.950%(b)	26,934,763

	Total Convertible Preferred Stocks (Cost $24,771,409)	26,934,763

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 0.98%

950,000	ProShares UltraShort Real Estate(a)	$13,566,000

	Total Exchange-Traded Funds (Cost $16,953,383)	13,566,000

PREFERRED STOCKS: 93.34%
Manufactured Homes: 0.73%

	Equity Lifestyle Properties, Inc.

400,000	Series A, 8.034%(b)	10,132,000

Real Estate Operating/Development: 1.24%

	Forest City Enterprises, Inc.

724,723	7.375%(b)	17,255,655

REITs-Apartments: 7.80%

	Apartment Investment & Management Co.

300,000	Series T, 8.000%(b)	7,590,000

1,889,913	Series U, 7.750%(b)	47,588,009

91,750	Series V, 8.000%	2,324,945

202,308	Series Y, 7.875%(b)	5,098,162

	BRE Properties, Inc.

521,921	Series D, 6.750%(b)	13,058,463

	Equity Residential

361,200	Series K, 8.290%(b)	19,200,056

	Essex Property Trust, Inc.

294,900	Series H, 7.125%	7,466,868

	UMH Properties, Inc.

230,000	Series A, 8.250%(b)	6,026,000

		108,352,503

REITs-Diversified: 13.76%

	CapLease, Inc.

698,000	Series A, 8.125%(b)	17,450,000

	Cousins Properties, Inc.

14,400	Series A, 7.750%	359,568

332,989	Series B, 7.500%(b)	8,308,076

	Duke Realty Corp.

455,300	Series L, 6.600%(b)	11,159,403

	DuPont Fabros Technology, Inc.

847,000	Series A, 7.875%(b)	21,429,100

June 30, 2011	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Diversified (continued): 13.76%

220,000	Series B, 7.625%(b)	$5,475,800

	Entertainment Properties Trust

196,796	Series B, 7.750%	4,890,381

123,700	Series C, 5.750%	2,466,578

154,744	Series D, 7.375%(b)	3,826,819

644,101	Series E, 9.000%(b)	18,775,544

	Lexington Realty Trust

654,530	Series B, 8.050%(b)	16,500,701

303,428	Series C, 6.500%(b)	13,646,674

614,281	Series D, 7.550%(b)	15,123,598

	PS Business Parks, Inc.

122,532	Series H, 7.000%(b)	3,075,553

102,400	Series O, 7.375%(b)	2,580,480

529,300	Series P, 6.700%(b)	13,105,468

200,000	Series R, 6.875%	5,064,000

	Vornado Realty LP

1,005,363	7.875%(b)	27,546,946

	Vornado Realty Trust

15,510	Series E, 7.000%(b)	402,950

		191,187,639

REITs-Health Care: 3.31%

	Cogdell Spencer, Inc.

548,000	Series A, 8.500%(b)	13,754,800

	HCP, Inc.

10,400	Series E, 7.250%(b)	264,784

764,174	Series F, 7.100%(b)	19,134,917

	Health Care REIT, Inc.

7,450	Series D, 7.875%(b)	191,465

494,310	Series F, 7.625%(b)	12,688,938

		46,034,904

REITs-Hotels: 15.96%

	Ashford Hospitality Trust, Inc.

210,600	Series A, 8.550%(b)	5,265,000

1,402,300	Series D, 8.450%(b)	34,608,763

587,000	Series E, 9.000%	14,798,270

Shares		Value (Note 2)

	Eagle Hospitality Properties Trust, Inc.

641,300	Series A, 8.250%(b)	$3,246,581

	FelCor Lodging Trust, Inc.

1,252,783	Series C, 8.000%	33,186,222

	Hersha Hospitality Trust

493,433	Series A, 8.000%(b)	12,377,767

622,200	Series B, 8.000%	15,374,562

	Hospitality Properties Trust

23,002	Series B, 8.875%(b)	596,442

652,147	Series C, 7.000%	16,108,031

	LaSalle Hotel Properties

62,990	Series D, 7.500%	1,553,333

550,900	Series E, 8.000%	13,915,734

661,018	Series G, 7.250%(b)	16,333,755

120,000	Series H, 7.500%	2,997,600

	Pebblebrook Hotel Trust

300,000	Series A, 7.875%(b)	7,542,000

	Red Lion Hotels Capital Trust

23,445	9.500%	597,613

	Sunstone Hotel Investors, Inc.

1,339,097	Series A, 8.000%(b)	32,727,531

442,500	Series D, 8.000%(b)	10,602,300

		221,831,504

REITs-Industrial: 5.18%

	First Industrial Realty Trust, Inc.

13,600	Series F, 6.236%	10,327,500

	First Potomac Realty Trust

301,300	Series A, 7.750%	7,634,942

	Monmouth Real Estate Investment Corp.

432,050	Series A, 7.625%(b)	10,762,366

	ProLogis, Inc.

239,400	Series M, 6.750%(b)	5,862,906

323,069	Series O, 7.000%(b)	8,058,956

469,707	Series P, 6.850%(b)	11,592,369

435,165	Series R, 6.750%(b)	10,461,367

See Notes to Financial Statements	27	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Industrial (continued): 5.18%

302,803	Series S, 6.750%(b)	$7,312,692

		72,013,098

REITs-Mortgage: 5.20%

	iStar Financial, Inc.

490,611	Series D, 8.000%(b)	10,028,089

828,429	Series E, 7.875%(b)	16,659,707

354,666	Series F, 7.800%(b)	7,011,747

582,897	Series G, 7.650%(b)	11,191,622

516,552	Series I, 7.500%(b)	9,943,626

	NorthStar Realty Finance Corp.

143,966	Series A, 8.750%	3,419,193

603,433	Series B, 8.250%	13,957,405

		72,211,389

REITs-Office: 16.09%

	Alexandria Real Estate Equities, Inc.

143,682	Series C, 8.375%(b)	3,770,216

102,798	Series D, 7.000%	2,647,049

	BioMed Realty Trust, Inc.

1,433,700	Series A, 7.375%(b)	36,401,642

	Brandywine Realty Trust

274,150	Series C, 7.500%(b)	6,903,097

123,053	Series D, 7.375%(b)	3,090,476

	CommonWealth REIT

24,500	7.500%	526,750

300,000	Series C, 7.125%(b)	7,533,000

591,555	Series D, 6.500%(b)	13,191,677

355,000	Series E, 7.250%	8,839,500

	Corporate Office Properties Trust

633,125	Series G, 8.000%(b)	16,208,000

15,300	Series H, 7.500%(b)	385,560

98,045	Series J, 7.625%(b)	2,502,108

	Highwoods Properties, Inc.

2,576	Series A, 8.625%	2,785,139

	Hudson Pacific Properties, Inc.

556,200	Series B, 8.375%(b)	14,455,638

Shares		Value (Note 2)

	Kilroy Realty Corp.

355,000	Series E, 7.800%(b)	$9,091,550

451,649	Series F, 7.500%(b)	11,417,687

	Parkway Properties, Inc.

965,500	Series D, 8.000%(b)	24,185,775

	ProLogis, Inc.

446,380	Series Q, 8.540%(a)(b)	24,048,723

	SL Green Realty Corp.

1,297,129	Series C, 7.625%(b)	32,544,966

119,031	Series D, 7.875%(b)	3,054,335

		223,582,888

REITs-Real Estate Management/Services: 0.79%

	Grubb & Ellis Co.

221,146	12.000%(b)(c)	11,044,031

REITs-Retail: 22.74%

	CBL & Associates Properties, Inc.

310,330	Series C, 7.750%(b)	7,779,973

1,738,779	Series D, 7.375%(b)	43,052,167

	Cedar Shopping Centers, Inc.

754,323	Series A, 8.875%	18,963,680

	Developers Diversified Realty Corp.

850,000	Series H, 7.375%(b)	21,352,000

227,700	Series I, 7.500%(b)	5,731,209

	Excel Trust, Inc.

400,000	Series A, 7.000%(b)(c)	9,550,000

	Glimcher Realty Trust

693,693	Series F, 8.750%(b)	17,481,064

1,679,908	Series G, 8.125%(b)	41,157,745

	Kimco Realty Corp.

9,100	Series F, 6.650%(b)	226,226

992,447	Series G, 7.750%(b)	25,863,169

	Kite Realty Group Trust

205,000	Series A, 8.250%(b)	5,137,300

	Ramco-Gershenson Properties Trust

200,000	Series D, 7.250%(b)	10,036,000

June 30, 2011	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Retail (continued): 22.74%

	Regency Centers Corp.

10,285	Series C, 7.450%(b)	$259,902

230,555	Series D, 7.250%(b)	5,786,931

	Saul Centers, Inc.

631,428	Series A, 8.000%(b)	16,189,814

695,013	Series B, 9.000%(b)	18,591,598

	Simon Property Group, Inc.

15,000	Series J, 8.375%(b)	914,400

	Taubman Centers, Inc.

195,966	Series H, 7.625%(b)	4,948,142

	Urstadt Biddle Properties, Inc.

80,000	Series C, 8.500%(b)	8,720,000

481,400	Series D, 7.500%(b)	12,371,980

	Weingarten Realty Investors

250,000	Senior Notes, 8.100%	5,885,000

1,450,000	Series F, 6.500%(b)	36,177,500

		316,175,800

Single Tenant: 0.54%

	National Retail Properties, Inc.

292,450	Series C, 7.375%(b)	7,515,965

	Total Preferred Stocks (Cost $1,139,365,983)	1,297,337,376

Principal Amount

CORPORATE BONDS: 8.71%
Real Estate Operating/Development: 0.53%

	Forest City Enterprises, Inc., Sr. Unsec. Notes

$7,143,000	6.500%, 02/01/17(b)	6,821,565

550,000	7.625%, 06/01/15(b)	541,750

		7,363,315

REITs-Diversified: 1.89%

	DuPont Fabros Technology LP, Gtd. Notes

11,500,000	8.500%, 12/15/17(b)	12,621,250

	Entertainment Properties Trust, Gtd. Notes

12,000,000	7.750%, 07/15/20(b)	13,590,000

		26,211,250

Principal Amount		Value (Note 2)
REITs-Health Care: 0.49%

	Aviv Healthcare Properties LP, Sr. Notes

$1,750,000	7.750%, 02/15/19(b)(c)	$1,798,125

	Sabra Health/ Capital Corp., Gtd. Notes

5,000,000	8.125%, 11/01/18(b)(c)	5,025,000

		6,823,125

REITs-Industrial: 2.03%

	First Industrial LP, Sr. Unsec. Notes

8,000,000	5.950%, 05/05/17(b)	7,989,856

1,750,000	7.500%, 12/01/17(b)	1,743,422

19,019,000	7.600%, 07/15/28(b)	18,534,224

		28,267,502

REITs-Real Estate Management/Services: 1.32%

	BR Malls International Finance Ltd., Gtd. Notes

17,280,000	8.500%, Perpetual Maturity(b)(c)(d)	18,382,464

REITs-Retail: 0.33%

	Developers Diversified Realty Corp.

4,000,000	7.875%, 09/01/20(b)	4,591,172

Retail-Toy Store: 2.12%

	Toys R Us Property Co., Llc, Gtd. Notes

26,355,000	10.750%, 07/15/17(b)	29,451,713

	Total Corporate Bonds (Cost $111,087,723)	121,090,541

CONVERTIBLE CORPORATE BONDS: 2.36%
REITs-Mortgage: 2.36%

	NorthStar Realty Finance Lp

19,125,000	7.500%, 03/15/31(c)	18,025,313

	NRFC NNN Holdings Llc

14,040,000	11.500%, 06/15/13(b)(c)	14,742,000

		32,767,313

	Total Convertible Corporate Bonds (Cost $32,893,010)	32,767,313

See Notes to Financial Statements	29	June 30, 2011

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.05%

	Citibank — New York

$748,439	0.030%, due 7/1/11	$748,439

	Total Short-Term Bank Debt Instruments (Cost $748,439)	748,439

	Total Investments: 118.29% (Cost $1,473,821,424)	1,644,130,638

	Net Other Assets and Liabilities: (18.29)%	(254,258,462)

	Net Assets: 100.00%	$1,389,872,176

(a) Non-income producing security.

(b) Securities or portion of securities are being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $916,380,748, representing 65.93% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $78,566,933, representing 5.65% of net assets.

(d) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

REIT — Real Estate Investment Trust

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

June 30, 2011	30	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND	FORWARD REAL ESTATE FUND
ASSETS:
Investments, at value	$118,134,144	$43,211,313	$39,511,578
Foreign currency, at value (Cost $388,527, $6,335 and $0, respectively)	397,280	6,285	0
Receivable for investments sold	0	4,507,250	714,308
Receivable for shares sold	127,094	50	2,163
Interest and dividends receivable	595,073	270,652	106,146
Other assets	44,941	29,710	35,042

Total Assets	119,298,532	48,025,260	40,369,237

LIABILITIES:
Payable for investments purchased	0	2,659,601	0
Payable for shares redeemed	102,421	4,348	23,155
Payable to advisor	84,614	20,570	26,469
Payable for distribution and service fees	21,156	15,737	13,096
Payable to trustees	187	421	266
Payable for chief compliance officer fee	0	6	127
Payable to ReFlow (Note 2)	0	665	260
Accrued expenses and other liabilities	49,015	39,244	34,953

Total Liabilities	257,393	2,740,592	98,326

NET ASSETS	$119,041,139	$45,284,668	$40,270,911

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$178,427,920	$178,442,951	$35,255,075
Accumulated net investment income/(loss)	33,693	(2,256,436)	198,546
Accumulated net realized loss on investments and foreign currency transactions	(73,815,735)	(132,213,570)	(8,483,862)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	14,395,261	1,311,723	13,301,152

TOTAL NET ASSETS	$119,041,139	$45,284,668	$40,270,911

INVESTMENTS, AT COST	$103,751,157	$41,902,525	$26,210,426

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$21.72	$16.53	$13.39
Net Assets	$9,747	$9,669	$28,568,119
Shares of beneficial interest outstanding	449	585	2,133,674
Institutional Class:
Net Asset Value, offering and redemption price per share	$21.75	$16.46	$11.96
Net Assets	$57,368,569	$3,897,574	$773,026
Shares of beneficial interest outstanding	2,637,463	236,720	64,629
Class A:
Net Asset Value, offering and redemption price per share	$21.75	$16.54	$13.28
Net Assets	$47,065,777	$30,012,552	$8,335,280
Shares of beneficial interest outstanding	2,164,322	1,814,641	627,770
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.08	$17.55	$14.09

See Notes to Financial Statements	31	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND (continued)	FORWARD INTERNATIONAL REAL ESTATE FUND (continued)	FORWARD REAL ESTATE FUND (continued)
Class B:
Net Asset Value, offering and redemption price per share	$21.75	—	—
Net Assets	$2,953,205	—	—
Shares of beneficial interest outstanding	135,753	—	—
Class C:
Net Asset Value, offering and redemption price per share	$21.79	$16.56	$13.40
Net Assets	$11,420,483	$11,355,203	$2,594,486
Shares of beneficial interest outstanding	524,071	685,598	193,676
Class M:
Net Asset Value, offering and redemption price per share	$21.75	$16.46	—
Net Assets	$223,358	$9,670	—
Shares of beneficial interest outstanding	10,269	587	—

June 30, 2011	32	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
ASSETS:
Investments, at value	$92,487,421	$1,644,130,638
Deposit with broker for securities sold short	7,679,027	0
Receivable for investments sold	367,918	21,388,582
Receivable for shares sold	0	10,114,487
Interest and dividends receivable	499,886	20,945,497
Other assets	48,395	171,138

Total Assets	101,082,647	1,696,750,342

LIABILITIES:
Securities sold short (Proceeds $5,108,059 and $0, respectively)	6,164,260	—
Options written, at value (Premiums received $75,846 and $0, respectively)	66,135	—
Payable on loan (Note 2)	14,759,547	299,930,329
Payable for interest due on loan (Note 2)	568	11,544
Payable for investments purchased	398,577	3,302,010
Payable for shares redeemed	0	1,724,902
Payable to advisor	65,303	1,150,996
Payable for distribution and service fees	33,990	391,787
Payable to trustees	430	6,009
Payable for chief compliance officer fee	280	2,839
Payable to ReFlow (Note 2)	1,431	23,410
Accrued expenses and other liabilities	36,348	334,340

Total Liabilities	21,526,869	306,878,166

NET ASSETS	$79,555,778	$1,389,872,176

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$248,200,908	$1,376,936,594
Accumulated net investment income/(loss)	370,927	(554,277)
Accumulated net realized loss on investments, securities sold short, option contracts and foreign currency transactions	(192,413,598)	(156,819,355)
Net unrealized appreciation on investments, securities sold short, option contracts and translation of assets and liabilities in foreign currencies	23,397,541	170,309,214

TOTAL NET ASSETS	$79,555,778	$1,389,872,176

INVESTMENTS, AT COST	$68,043,444	$1,473,821,424

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$24.15	—
Net Assets	$9,864	—
Shares of beneficial interest outstanding	408	—
Institutional Class:
Net Asset Value, offering and redemption price per share	$24.79	$23.47
Net Assets	$6,460,141	$413,316,319
Shares of beneficial interest outstanding	260,629	17,612,743

See Notes to Financial Statements	33	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND (continued)	FORWARD SELECT INCOME FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	$24.16	$23.50
Net Assets	$42,079,855	$663,950,857
Shares of beneficial interest outstanding	1,741,655	28,258,927
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.63	$24.93
Class B:
Net Asset Value, offering and redemption price per share	$24.02	$23.28
Net Assets	$6,242,604	$20,567,407
Shares of beneficial interest outstanding	259,853	883,355
Class C:
Net Asset Value, offering and redemption price per share	$23.99	$23.12
Net Assets	$24,753,443	$289,489,855
Shares of beneficial interest outstanding	1,032,012	12,521,913
Class M:
Net Asset Value, offering and redemption price per share	$24.79	$23.46
Net Assets	$9,871	$2,547,738
Shares of beneficial interest outstanding	398	108,585

June 30, 2011	34	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND	FORWARD REAL ESTATE FUND
INVESTMENT INCOME:
Interest	$986	$340	$101
Dividends	2,209,670	895,519	653,136
Foreign taxes withheld	(196,117)	(63,519)	0

Total Investment Income	2,014,539	832,340	653,237

EXPENSES:
Investment advisory fee	446,620	223,450	167,607
Administration fee	32,860	24,469	13,908
Custodian fee	24,959	32,513	1,916
Legal and audit fee	12,081	8,770	15,937
Transfer agent fee	43,591	28,222	14,663
Trustees’ fees and expenses	3,519	1,944	1,627
Registration/filing fees	29,486	22,888	21,895
Reports to shareholder and printing fees	9,858	7,251	7,284
Distribution and service fees
Investor Class	6	6	55,159
Class A	60,507	36,540	10,633
Class B	15,543	4,565	—
Class C	56,939	56,928	13,126
Chief compliance officer fee	2,148	999	1,012
ReFlow fees (Note 2)	8,462	2,200	358
Other	5,377	3,234	3,022

Total expenses before waiver	751,956	453,979	328,147
Less fees waived/reimbursed by investment advisor (Note 3)	(2,299)	(43,267)	(12,607)

Total Net Expenses	749,657	410,712	315,540

NET INVESTMENT INCOME:	1,264,882	421,628	337,697

Net realized gain on investments	8,478,350	3,067,688	2,195,578
Net realized gain/(loss) on foreign currency transactions	(298,788)	1,433,027	0
Net change in unrealized appreciation/(depreciation) on investments	(1,569,269)	(2,407,849)	885,268
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(4,740)	(2,094)	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATIONS	6,605,553	2,090,772	3,080,846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,870,435	$2,512,400	$3,418,543

See Notes to Financial Statements	35	June 30, 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
INVESTMENT INCOME:
Interest	$13,590	$7,081,662
Dividends	2,079,453	60,809,131
Foreign taxes withheld	(2,214)	0

Total Investment Income	2,090,829	67,890,793

EXPENSES:
Interest on loan	101,637	1,908,253
Dividend expense on short sales	62,873	—
Investment advisory fee	413,542	6,645,424
Administration fee	24,278	309,727
Custodian fee	5,587	22,520
Legal and audit fee	18,847	149,386
Transfer agent fee	44,671	353,755
Trustees’ fees and expenses	3,324	51,152
Registration/filing fees	23,573	68,796
Reports to shareholder and printing fees	9,421	94,958
Distribution and service fees
Investor Class	6	—
Class A	56,907	798,208
Class B	34,736	112,917
Class C	125,653	1,417,558
Chief compliance officer fee	2,153	32,467
ReFlow fees (Note 2)	7,902	34,116
Other	4,337	35,481

Total Expenses	939,447	12,034,718

NET INVESTMENT INCOME:	1,151,382	55,856,075

Net realized gain on investments	6,665,617	22,411,870
Net realized loss on securities sold short	(590,057)	0
Net realized gain on option contracts	56,241	0
Net realized gain on foreign currency transactions	7,585	0
Net change in unrealized depreciation on investments	(2,034,821)	(10,246,684)
Net change in unrealized appreciation on securities sold short	200,548	0
Net change in unrealized depreciation on options contracts	(8,090)	0
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(1,167)	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	4,295,856	12,165,186

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,447,238	$68,021,261

June 30, 2011	36	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(b)
OPERATIONS:
Net investment income	$1,264,882	$2,122,946
Net realized gain/(loss) on investments	8,478,350	(10,961,657)
Net realized loss on foreign currency transactions	(298,788)	(3,823,170)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(1,574,009)	16,242,682

Net increase in net assets resulting from operations	7,870,435	3,580,801

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(109)	—
Institutional Class	(675,602)	(1,213,735)
Class A	(497,362)	(1,656,631)
Class B	(19,632)	(77,128)
Class C	(78,705)	(295,707)
Class M	(2,629)	(6,219)

Total distributions	(1,274,039)	(3,249,420)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	10,000	—
Issued to shareholders in reinvestment of distributions	109	—

Net increase from share transactions	10,109	—

Institutional Class
Proceeds from sale of shares	52,625,991	24,948,335
Issued to shareholders in reinvestment of distributions	667,193	1,149,866
Cost of shares redeemed	(35,206,062)	(55,230,734)

Net increase/(decrease) from share transactions	18,087,122	(29,132,533)

Class A
Proceeds from sale of shares	4,749,614	12,500,708
Issued to shareholders in reinvestment of distributions	441,085	1,488,344
Cost of shares redeemed	(12,242,715)	(37,949,289)

Net decrease from share transactions	(7,052,016)	(23,960,237)

Class B
Proceeds from sale of shares	—	47,055
Issued to shareholders in reinvestment of distributions	11,472	42,868
Cost of shares redeemed	(468,476)	(1,089,747)

Net decrease from share transactions	(457,004)	(999,824)

Class C
Proceeds from sale of shares	386,256	917,880
Issued to shareholders in reinvestment of distributions	66,532	245,723
Cost of shares redeemed	(1,536,006)	(4,853,108)

Net decrease from share transactions	(1,083,218)	(3,689,505)

See Notes to Financial Statements	37	June 30, 2011

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(b)
Class M
Proceeds from sale of shares	$52,062	$241,623
Issued to shareholders in reinvestment of distributions	2,629	6,219
Cost of shares redeemed	(11,797)	(87,416)

Net increase from share transactions	42,894	160,426

Net increase/(decrease) in net assets	$16,144,283	$(57,290,292)

NET ASSETS:
Beginning of period	102,896,856	160,187,148

End of period (including accumulated net investment income of $33,693 and $42,850, respectively)	$119,041,139	$102,896,856

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	444	—
Distributions reinvested	5	—

Net increase in shares outstanding	449	—

Institutional Class
Sold	2,458,759	1,328,848
Distributions reinvested	30,960	64,302
Redeemed	(1,687,984)	(3,040,431)

Net increase/(decrease) in shares outstanding	801,735	(1,647,281)

Class A
Sold	222,942	665,848
Distributions reinvested	20,468	83,973
Redeemed	(576,191)	(2,045,680)

Net decrease in shares outstanding	(332,781)	(1,295,859)

Class B
Sold	—	2,456
Distributions reinvested	532	2,409
Redeemed	(21,800)	(61,674)

Net decrease in shares outstanding	(21,268)	(56,809)

Class C
Sold	17,823	48,997
Distributions reinvested	3,081	13,868
Redeemed	(72,458)	(262,231)

Net decrease in shares outstanding	(51,554)	(199,366)

Class M
Sold	2,438	13,116
Distributions reinvested	122	352
Redeemed	(557)	(5,202)

Net increase in shares outstanding	2,003	8,266

(a) The Forward Global Infrastructure Fund began offering Investor Class shares on May 2, 2011.

(b) The Forward Global Infrastructure Fund began offering Class M shares on February 1, 2010.

June 30, 2011	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$421,628	$1,118,890
Net realized gain on investments	3,067,688	7,388,445
Net realized gain on foreign currency transactions	1,433,027	1,244,760

Net change in unrealized depreciation on investments and foreign currency translations	(2,409,943)	(2,869,430)

Net increase in net assets resulting from operations	2,512,400	6,882,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(264)	—
Institutional Class	(110,353)	(367,485)
Class A	(811,809)	(3,799,003)
Class B	—	(193,269)
Class C	(264,597)	(1,343,168)
Class M	(271)	—

Total distributions	(1,187,294)	(5,702,925)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	10,000	—
Issued to shareholders in reinvestment of distributions	264	—

Net increase from share transactions	10,264	—

Institutional Class
Proceeds from sale of shares	2,839,194	6,372,964
Issued to shareholders in reinvestment of distributions	82,675	302,492
Cost of shares redeemed	(2,261,861)	(7,097,495)

Net increase/(decrease) from share transactions	660,008	(422,039)

Class A
Proceeds from sale of shares	3,160,397	2,734,769
Issued to shareholders in reinvestment of distributions	705,987	3,275,458
Cost of shares redeemed	(3,667,573)	(15,797,817)

Net increase/(decrease) from share transactions	198,811	(9,787,590)

Class B
Proceeds from sale of shares	28,064	5,622
Issued to shareholders in reinvestment of distributions	—	143,581
Cost of shares redeemed	(1,701,281)	(612,052)

Net decrease from share transactions	(1,673,217)	(462,849)

Class C
Proceeds from sale of shares	826,059	1,200,523
Issued to shareholders in reinvestment of distributions	233,970	1,198,949
Cost of shares redeemed	(1,555,630)	(3,158,183)

Net decrease from share transactions	(495,601)	(758,711)

See Notes to Financial Statements	39	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Class M
Proceeds from sale of shares	$9,994	—
Issued to shareholders in reinvestment of distributions	271	—

Net increase from share transactions	10,265	—

Net increase/(decrease) in net assets	$35,636	$(10,251,449)

NET ASSETS:
Beginning of period	45,249,032	55,500,481

End of period (including accumulated net investment loss of $(2,256,436) and $(1,490,770), respectively)	$45,284,668	$45,249,032

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	569	—
Distributions reinvested	16	—

Net increase in shares outstanding	585	—

Institutional Class
Sold	171,330	417,312
Distributions reinvested	5,053	20,709
Redeemed	(139,240)	(466,161)

Net increase/(decrease) in shares outstanding	37,143	(28,140)

Class A
Sold	185,504	176,534
Distributions reinvested	42,943	222,724
Redeemed	(222,111)	(1,044,658)

Net increase/(decrease) in shares outstanding	6,336	(645,400)

Class B
Sold	1,701	334
Distributions reinvested	—	9,712
Redeemed	(99,066)	(40,107)

Net decrease in shares outstanding	(97,365)	(30,061)

Class C
Sold	49,871	77,816
Distributions reinvested	14,215	81,107
Redeemed	(93,742)	(205,362)

Net decrease in shares outstanding	(29,656)	(46,439)

Class M
Sold	571	—
Distributions reinvested	16	—

Net increase in shares outstanding	587	—

(a) The Forward International Real Estate Fund began offering Investor Class shares and Class M shares on May 2, 2011.

June 30, 2011	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$337,697	$522,135
Net realized gain on investments	2,195,578	3,684,395
Net change in unrealized appreciation on investments	885,268	3,883,115

Net increase in net assets resulting from operations	3,418,543	8,089,645

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(97,477)	(483,899)
Institutional Class	(4,005)	(16,834)
Class A	(33,925)	(184,768)
Class C	(3,744)	(36,832)

Total distributions	(139,151)	(722,333)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	3,876,761	5,171,733
Issued to shareholders in reinvestment of distributions	95,507	476,203
Cost of shares redeemed	(3,421,448)	(6,998,618)

Net increase/(decrease) from share transactions	550,820	(1,350,682)

Institutional Class
Proceeds from sale of shares	30,195	3,532
Issued to shareholders in reinvestment of distributions	3,889	16,442
Cost of shares redeemed	—	(51,427)

Net increase/(decrease) from share transactions	34,084	(31,453)

Class A
Proceeds from sale of shares	147,947	147,976
Issued to shareholders in reinvestment of distributions	26,953	147,255
Cost of shares redeemed	(1,126,939)	(2,543,047)

Net decrease from share transactions	(952,039)	(2,247,816)

Class C
Proceeds from sale of shares	35,508	53,579
Issued to shareholders in reinvestment of distributions	3,278	32,386
Cost of shares redeemed	(319,998)	(896,979)

Net decrease from share transactions	(281,212)	(811,014)

Net increase in net assets	$2,631,045	$2,926,347

NET ASSETS:
Beginning of period	37,639,866	34,713,519

End of period (including accumulated net investment income of $198,546 and $0, respectively)	$40,270,911	$37,639,866

See Notes to Financial Statements	41	June 30, 2011

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	299,744	467,178
Distributions reinvested	7,253	41,200
Redeemed	(260,770)	(634,502)

Net increase/(decrease) in shares outstanding	46,227	(126,124)

Institutional Class
Sold	2,547	350
Distributions reinvested	331	1,605
Redeemed	—	(5,156)

Net increase/(decrease) in shares outstanding	2,878	(3,201)

Class A
Sold	11,497	13,596
Distributions reinvested	2,065	12,943
Redeemed	(87,055)	(234,132)

Net decrease in shares outstanding	(73,493)	(207,593)

Class C
Sold	2,746	4,539
Distributions reinvested	249	2,744
Redeemed	(24,424)	(80,259)

Net decrease in shares outstanding	(21,429)	(72,976)

June 30, 2011	42	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE LONG/SHORT FUND
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$1,151,382	$2,810,698
Net realized gain on investments	6,665,617	9,254,153
Net realized loss on securities sold short	(590,057)	(186,302)
Net realized gain on option contracts	56,241	108,154
Net realized gain on foreign currency transactions	7,585	106,596
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, option contracts and foreign currency translations	(1,843,530)	10,206,157

Net increase in net assets resulting from operations	5,447,238	22,299,456

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(53)	—
Institutional Class	(79,313)	(166,177)
Class A	(456,846)	(2,325,369)
Class B	(46,383)	(330,914)
Class C	(179,804)	(1,029,584)
Class M	(57)	—

Total distributions	(762,456)	(3,852,044)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	10,000	—
Issued to shareholders in reinvestment of distributions	53	—

Net increase from share transactions	10,053	—

Institutional Class
Proceeds from sale of shares	7,376,580	11,851,823
Issued to shareholders in reinvestment of distributions	54,989	148,744
Cost of shares redeemed	(4,532,272)	(10,919,036)

Net increase from share transactions	2,899,297	1,081,531

Class A
Proceeds from sale of shares	2,732,809	20,281,282
Issued to shareholders in reinvestment of distributions	339,583	1,828,578
Cost of shares redeemed	(11,771,119)	(20,245,953)

Net increase/(decrease) from share transactions	(8,698,727)	1,863,907

Class B
Proceeds from sale of shares	22,562	66,914
Issued to shareholders in reinvestment of distributions	36,562	259,092
Cost of shares redeemed	(1,981,206)	(3,303,605)

Net decrease from share transactions	(1,922,082)	(2,977,599)

Class C
Proceeds from sale of shares	1,045,144	1,144,527
Issued to shareholders in reinvestment of distributions	148,795	864,543
Cost of shares redeemed	(3,027,176)	(5,763,440)

Net decrease from share transactions	(1,833,237)	(3,754,370)

See Notes to Financial Statements	43	June 30, 2011

Statement of Changes in Net Assets

	FORWARD REAL ESTATE LONG/SHORT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Class M
Proceeds from sale of shares	$10,000	—
Issued to shareholders in reinvestment of distributions	57	—

Net increase from share transactions	10,057	—

Net increase/(decrease) in net assets	$(4,849,857)	$14,660,881

NET ASSETS:
Beginning of period	84,405,635	69,744,754

End of period (including accumulated net investment income/(loss) of $370,927 and $(17,999), respectively)	$79,555,778	$84,405,635

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	406	—
Distributions reinvested	2	—

Net increase in shares outstanding	408	—

Institutional Class
Sold	303,740	547,739
Distributions reinvested	2,253	6,622
Redeemed	(185,717)	(495,498)

Net increase in shares outstanding	120,276	58,863

Class A
Sold	116,059	962,293
Distributions reinvested	14,295	84,286
Redeemed	(500,425)	(954,161)

Net increase/(decrease) in shares outstanding	(370,071)	92,418

Class B
Sold	985	3,105
Distributions reinvested	1,550	11,965
Redeemed	(84,311)	(161,454)

Net decrease in shares outstanding	(81,776)	(146,384)

Class C
Sold	44,576	53,662
Distributions reinvested	6,311	39,836
Redeemed	(128,417)	(281,919)

Net decrease in shares outstanding	(77,530)	(188,421)

Class M
Sold	396	—
Distributions reinvested	2	—

Net increase in shares outstanding	398	—

(a) The Forward Real Estate Long/Short Fund began offering Investor Class and Class M shares on May 2, 2011.

June 30, 2011	44	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
OPERATIONS:
Net investment income	$55,856,075	$85,252,644
Net realized gain on investments	22,411,870	24,178,171
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(10,246,684)	129,963,331

Net increase in net assets resulting from operations	68,021,261	239,394,146

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(17,272,309)	(23,124,279)
Class A	(26,984,511)	(52,459,824)
Class B	(829,309)	(2,279,492)
Class C	(11,219,928)	(21,029,951)
Class M	(104,295)	(62,677)

Total distributions	(56,410,352)	(98,956,223)

SHARE TRANSACTIONS:
Institutional Class
Proceeds from sale of shares	171,276,405	267,111,630
Issued to shareholders in reinvestment of distributions	14,761,138	19,892,700
Cost of shares redeemed	(95,240,756)	(136,165,304)

Net increase from share transactions	90,796,787	150,839,026

Class A
Proceeds from sale of shares	129,301,462	332,845,792
Issued to shareholders in reinvestment of distributions	18,905,764	37,769,497
Cost of shares redeemed	(132,928,275)	(244,014,654)

Net increase from share transactions	15,278,951	126,600,635

Class B
Proceeds from sale of shares	113,763	520,511
Issued to shareholders in reinvestment of distributions	451,970	1,266,031
Cost of shares redeemed	(5,720,737)	(10,142,738)

Net decrease from share transactions	(5,155,004)	(8,356,196)

Class C
Proceeds from sale of shares	25,942,968	59,795,295
Issued to shareholders in reinvestment of distributions	6,456,968	12,398,136
Cost of shares redeemed	(20,943,078)	(40,291,245)

Net increase from share transactions	11,456,858	31,902,186

Class M
Proceeds from sale of shares	1,167,804	2,192,830
Issued to shareholders in reinvestment of distributions	18,144	22,309
Cost of shares redeemed	(870,250)	(33,756)

Net increase from share transactions	315,698	2,181,383

Net increase in net assets	$124,304,199	$443,604,957

NET ASSETS:
Beginning of period	1,265,567,977	821,963,020

End of period (including accumulated net investment loss of $(554,277) and $0, respectively)	$1,389,872,176	$1,265,567,977

See Notes to Financial Statements	45	June 30, 2011

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010(a)
Other Information:
SHARE TRANSACTIONS:
Institutional Class
Sold	7,240,259	12,118,443
Distributions reinvested	629,204	891,502
Redeemed	(4,015,624)	(6,195,415)

Net increase in shares outstanding	3,853,839	6,814,530

Class A
Sold	5,463,806	15,097,990
Distributions reinvested	804,843	1,694,755
Redeemed	(5,633,881)	(11,147,546)

Net increase in shares outstanding	634,768	5,645,199

Class B
Sold	4,837	24,030
Distributions reinvested	19,419	57,580
Redeemed	(244,318)	(464,221)

Net decrease in shares outstanding	(220,062)	(382,611)

Class C
Sold	1,114,112	2,733,238
Distributions reinvested	279,289	565,377
Redeemed	(898,301)	(1,859,540)

Net increase in shares outstanding	495,100	1,439,075

Class M
Sold	49,462	95,687
Distributions reinvested	774	996
Redeemed	(36,868)	(1,466)

Net increase in shares outstanding	13,368	95,217

(a) The Forward Select Income Fund began offering Class M shares on February 1, 2010.

June 30, 2011	46	See Notes to Financial Statements

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2011

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,447,238	$68,021,261
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities
Purchases of investment securities	(42,457,815)	(947,983,795)
Proceeds from sale of investment securities	51,882,315	732,829,968
Purchases to cover securities sold short	(2,924,304)	—
Proceeds from securities sold short transactions	1,097,208	—
Purchase of written options	180,340	—
Proceeds from written options	(39,717)	—
Net proceeds from short-term investment securities	(510,878)	52,433,209
Discount and premiums amortized	—	(427,777)
Net realized gain on investment securities	(6,665,617)	(22,411,870)
Net realized loss on securities sold short	590,057	—
Net realized gain on option contracts	(56,241)	—
Net realized gain on foreign currency transactions	(7,585)	—
Net change in unrealized depreciation on investments	1,843,530	10,246,684
Changes in assets and liabilities:
Decrease in deposit with broker for securities sold short	216,679	—
Decrease/(Increase) in receivable on investments sold	(367,918)	15,257,628
Decrease/(Increase) in interest and dividends receivable	171,528	(4,442,014)
Increase in other assets	(6,182)	(29,794)
Decrease in payable for interest payable	(446)	(7,772)
Decrease in payable for investments purchased	(521,152)	(13,987,012)
Increase/(Decrease) in payable for advisor	(4,997)	93,066
Increase/(Decrease) in payable for distribution and service fees	(3,384)	4,553
Increase in payable to trustees	401	5,579
Decrease in payable for chief compliance officer fee	(84)	(2,518)
Increase in payable for ReFlow fee (Note 2)	1,201	23,410
Increase/(Decrease) in accrued expenses and other liabilities	(20,737)	73,330

Net cash provided/(used) in operating activities	7,843,440	(110,303,864)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by loan	2,257,948	61,885,033
Proceeds from sale of shares	11,766,979	320,229,602
Cost of shares redeemed	(21,733,223)	(255,994,403)
Cash distributions paid	(182,417)	(15,816,368)

Net cash provided/(used) by financing activities	(7,890,713)	110,303,864

NET CHANGE IN CASH FOR THE PERIOD	(47,273)	0

CASH, BEGINNING OF PERIOD	47,273	0

CASH, END OF PERIOD	$0	$0

Non-cash financing activities not included herein consist of reinvestment of distributions of $40,593,984 and $580,039, respectively. Cash paid for interest during the period $1,916,025 and $102,083, respectively.

See Notes to Financial Statements	47	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$22.54
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized loss on investments	(0.74)

Total from Investment Operations	(0.57)

LESS DISTRIBUTIONS:
From investment income	(0.25)

Total Distributions	(0.25)

NET DECREASE IN NET ASSET VALUE	(0.82)

NET ASSET VALUE, END OF PERIOD	$21.72

TOTAL RETURN	(2.54	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.02	%(d)
Operating expenses including reimbursement/waiver	1.65	%(d)
Operating expenses excluding reimbursement/waiver	1.71	%(d)
PORTFOLIO TURNOVER RATE	62	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.27		$19.39	$15.37	$27.11		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.36	(d)	0.44	0.45	0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	1.38		1.11	4.08	(11.80)		2.06

Total from Investment Operations	1.74		1.55	4.53	(11.33)		2.30

LESS DISTRIBUTIONS:
From investment income	(0.26)		(0.67)	(0.51)	(0.39)		(0.12)
From capital gains	—		—	—	(0.04)		(0.07)
Tax return of capital	—		—	—	(0.00	)(e)	—

Total Distributions	(0.26)		(0.67)	(0.51)	(0.43)		(0.19)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (e)	0.02		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.48		0.88	4.02	(11.74)		2.11

NET ASSET VALUE, END OF PERIOD	$21.75		$20.27	$19.39	$15.37		$27.11

TOTAL RETURN	8.59	%(f)	8.50%	29.84%	(42.05)%		9.20	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$57,369		$37,217	$67,523	$32,664		$18,870
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.32	%(g)	2.13%	2.63%	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.24	%(g)	1.25%	1.24%	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.24	%(g)	1.26%	1.32%	1.44%		1.56	%(g)
PORTFOLIO TURNOVER RATE	62	%(f)	85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(c) From commencement of operations on June 29, 2007.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	49	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.28		$19.38	$15.35	$27.10		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24	(c)	0.40	0.40	0.44	(c)	0.20	(c)
Net realized and unrealized gain/(loss) on investments	1.46		1.12	4.08	(11.82)		2.08

Total from Investment Operations	1.70		1.52	4.48	(11.38)		2.28

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.62)	(0.45)	(0.33)		(0.11)
From capital gains	—		—	—	(0.04)		(0.07)
Tax return of capital	—		—	—	(0.00	)(d)	—

Total Distributions	(0.23)		(0.62)	(0.45)	(0.37)		(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.47		0.90	4.03	(11.75)		2.10

NET ASSET VALUE, END OF PERIOD	$21.75		$20.28	$19.38	$15.35		$27.10

TOTAL RETURN(e)	8.40	%(f)	8.29%	29.53%	(42.28)%		9.12	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$47,066		$50,631	$73,490	$62,918		$70,389
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.27	%(g)	1.85%	2.42%	1.99%		1.53	%(g)
Operating expenses including reimbursement/waiver	1.50	%(g)	1.50%	1.49%	1.51%		1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.50	%(g)	1.51%	1.57%	1.69%		1.81	%(g)
PORTFOLIO TURNOVER RATE	62	%(f)	85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2011	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.28		$19.36	$15.30	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16	(c)	0.26	0.27	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	1.46		1.13	4.05	(11.78)		2.08

Total from Investment Operations	1.62		1.39	4.32	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.47)	(0.26)	(0.19)		(0.07)
From capital gains	—		—	—	(0.04)		(0.07)
Tax return of capital	—		—	—	(0.00	)(d)	—

Total Distributions	(0.15)		(0.47)	(0.26)	(0.23)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.47		0.92	4.06	(11.74)		2.04

NET ASSET VALUE, END OF PERIOD	$21.75		$20.28	$19.36	$15.30		$27.04

TOTAL RETURN(e)	7.97	%(f)	7.50%	28.52%	(42.73)%		8.68	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,953		$3,184	$4,140	$3,708		$4,741
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.50	%(g)	1.17%	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.25	%(g)	2.25%	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.25	%(g)	2.26%	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	62	%(f)	85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	51	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.32		$19.40	$15.32	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16	(c)	0.26	0.28	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	1.46		1.13	4.05	(11.78)		2.08

Total from Investment Operations	1.62		1.39	4.33	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.47)	(0.25)	(0.17)		(0.07)
From capital gains	—		—	—	(0.04)		(0.07)
Tax return of capital	—		—	—	(0.00	)(d)	—

Total Distributions	(0.15)		(0.47)	(0.25)	(0.21)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.47		0.92	4.08	(11.72)		2.04

NET ASSET VALUE, END OF PERIOD	$21.79		$20.32	$19.40	$15.32		$27.04

TOTAL RETURN(e)	7.98	%(f)	7.51%	28.54%	(42.76)%		8.72	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,420		$11,697	$15,035	$15,369		$23,550
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.55	%(g)	1.14%	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.25	%(g)	2.25%	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.25	%(g)	2.26%	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	62	%(f)	85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2011	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.27		$18.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.29	(b)	0.33
Net realized and unrealized gain on investments	1.45		1.91

Total from Investment Operations	1.74		2.24

LESS DISTRIBUTIONS:
From investment income	(0.26)		(0.67)

Total Distributions	(0.26)		(0.67)

NET INCREASE IN NET ASSET VALUE	1.48		1.57

NET ASSET VALUE, END OF PERIOD	$21.75		$20.27

TOTAL RETURN	8.59	%(c)	12.49	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$223		$168
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.72	%(d)	2.60	%(d)
Operating expenses including reimbursement/waiver	1.25	%(d)	1.24	%(d)
Operating expenses excluding reimbursement/waiver	1.26	%(d)	1.26	%(d)
PORTFOLIO TURNOVER RATE	62	%(c)	85	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	53	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized loss on investments	(0.72)

Total from Investment Operations	(0.59)

LESS DISTRIBUTIONS:
From investment income	(0.46)

Total Distributions	(0.46)

NET DECREASE IN NET ASSET VALUE	(1.05)

NET ASSET VALUE, END OF PERIOD	$16.53

TOTAL RETURN	(3.32	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.79	%(d)
Operating expenses including reimbursement/waiver	1.80	%(d)
Operating expenses excluding reimbursement/waiver	2.30	%(d)
PORTFOLIO TURNOVER RATE	182	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.97		$15.51	$12.89	$27.20	$30.03	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21	(d)	0.64	0.47	0.43 (d)	0.20 (d)	0.26	(d)
Net realized and unrealized gain/(loss) on investments	0.76		1.96	4.18	(14.32)	(1.25)	5.57

Total from Investment Operations	0.97		2.60	4.65	(13.89)	(1.05)	5.83

LESS DISTRIBUTIONS:
From investment income	(0.48)		(2.14)	(2.03)	(0.02)	(1.70)	(0.73)
From capital gains	—		—	—	—	(0.08)	(0.07)
Tax return of capital	—		—	—	(0.40)	—	—

Total Distributions	(0.48)		(2.14)	(2.03)	(0.42)	(1.78)	(0.80)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (e)	0.00 (e)	0.00 (e)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.49		0.46	2.62	(14.31)	(2.83)	5.03

NET ASSET VALUE, END OF PERIOD	$16.46		$15.97	$15.51	$12.89	$27.20	$30.03

TOTAL RETURN	6.07	%(f)	18.46%	36.49%	(51.44)%	(3.39)%	23.38	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,898		$3,187	$3,532	$5,420	$22,283	$12,797
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.56	%(g)	2.90%	2.24%	1.97%	0.65%	1.58	%(g)
Operating expenses including reimbursement/waiver	1.40	%(g)	1.40%	1.40%	1.41%	1.41%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	1.61	%(g)	1.76%	1.70%	1.50%	1.37%	1.60	%(g)
PORTFOLIO TURNOVER RATE	182	%(f)	285%	143%	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	55	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.04		$15.54	$12.89	$27.17	$30.00	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17	(c)	0.07	0.31	0.37 (c)	0.12 (c)	0.21	(c)
Net realized and unrealized gain/(loss) on investments	0.79		2.52	4.29	(14.29)	(1.23)	5.57

Total from Investment Operations	0.96		2.59	4.60	(13.92)	(1.11)	5.78

LESS DISTRIBUTIONS:
From investment income	(0.46)		(2.09)	(1.95)	(0.02)	(1.64)	(0.71)
From capital gains	—		—	—	—	(0.08)	(0.07)
Tax return of capital	—		—	—	(0.34)	—	—

Total Distributions	(0.46)		(2.09)	(1.95)	(0.36)	(1.72)	(0.78)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00 (d)	0.00 (d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		0.50	2.65	(14.28)	(2.83)	5.00

NET ASSET VALUE, END OF PERIOD	$16.54		$16.04	$15.54	$12.89	$27.17	$30.00

TOTAL RETURN(e)	5.99	%(f)	18.33%	36.10%	(51.56)%	(3.59)%	23.18	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$30,013		$29,007	$38,132	$43,311	$195,641	$85,573
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.11	%(g)	2.57%	1.86%	1.72%	0.40%	1.33	%(g)
Operating expenses including reimbursement/waiver	1.65	%(g)	1.65%	1.65%	1.66%	1.66%	1.85	%(g)
Operating expenses excluding reimbursement/waiver	1.85	%(g)	2.01%	1.92%	1.75%	1.62%	1.85	%(g)
PORTFOLIO TURNOVER RATE	182	%(f)	285%	143%	110%	90%	60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2011	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$16.06		$15.56	$12.87	$27.04	$29.91		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.11	(c)	0.32	0.24	0.21 (c)	(0.11	)(c)	0.09	(c)
Net realized and unrealized gain/(loss) on investments	0.78		2.15	4.23	(14.20)	(1.23)		5.55

Total from Investment Operations	0.89		2.47	4.47	(13.99)	(1.34)		5.64

LESS DISTRIBUTIONS:
From investment income	(0.39)		(1.97)	(1.78)	—	(1.45)		(0.66)
From capital gains	—		—	—	—	(0.08)		(0.07)
Tax return of capital	—		—	—	(0.18)	—		—

Total Distributions	(0.39)		(1.97)	(1.78)	(0.18)	(1.53)		(0.73)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00 (d)	0.00	(d)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		0.50	2.69	(14.17)	(2.87)		4.91

NET ASSET VALUE, END OF PERIOD	$16.56		$16.06	$15.56	$12.87	$27.04		$29.91

TOTAL RETURN(e)	5.58	%(f)	17.40%	35.06%	(51.92)%	(4.36)%		22.61	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$11,355		$11,489	$11,852	$12,935	$51,964		$21,499
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.32	%(g)	1.87%	1.08%	0.97%	(0.35)%		0.59	%(g)
Operating expenses including reimbursement/waiver	2.40	%(g)	2.40%	2.40%	2.41%	2.41%		2.60	%(g)
Operating expenses excluding reimbursement/waiver	2.59	%(g)	2.76%	2.67%	2.50%	2.37%		2.60	%(g)
PORTFOLIO TURNOVER RATE	182	%(f)	285%	143%	110%	90%		60	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) From commencement of operations on April 28, 2006.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	57	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$17.52
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.14
Net realized and unrealized loss on investments	(0.73)

Total from Investment Operations	(0.59)

LESS DISTRIBUTIONS:
From investment income	(0.47)

Total Distributions	(0.47)

NET DECREASE IN NET ASSET VALUE	(1.06)

NET ASSET VALUE, END OF PERIOD	$16.46

TOTAL RETURN	(3.33	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.19	%(d)
Operating expenses including reimbursement/waiver	1.40	%(d)
Operating expenses excluding reimbursement/waiver	1.88	%(d)
PORTFOLIO TURNOVER RATE	182	%(e)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.33		$10.03	$8.35		$14.30	$20.66		$16.69
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11	(c)	0.17	0.21		0.22	0.30		0.13
Net realized and unrealized gain/(loss) on investments	1.00		2.36	1.63		(5.88)	(3.21)		5.08

Total from Investment Operations	1.11		2.53	1.84		(5.66)	(2.91)		5.21

LESS DISTRIBUTIONS:
From investment income	(0.05)		(0.23)	(0.16)		(0.19)	(0.27)		(0.27)
From capital gains	—		—	—		(0.09)	(3.18)		(0.97)
Tax return of capital	—		—	—		(0.01)	—		—

Total Distributions	(0.05)		(0.23)	(0.16)		(0.29)	(3.45)		(1.24)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		2.30	1.68		(5.95)	(6.36)		3.97

NET ASSET VALUE, END OF PERIOD	$13.39		$12.33	$10.03		$8.35	$14.30		$20.66

TOTAL RETURN	8.98	%(e)	25.40%	22.44%		(39.88)%	(15.30)%		31.24%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$28,568		$25,733	$22,199		$19,065	$38,962		$48,450
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.72	%(f)	1.48%	2.44%		1.53%	1.22%		0.70%
Operating expenses including reimbursement/waiver	1.60	%(f)	1.60%	1.69	%(g)	1.47%	1.41	%(h)	1.35	%(i)
Operating expenses excluding reimbursement/waiver	1.66	%(f)	1.87%	1.74%		n/a	n/a		n/a	(j)
PORTFOLIO TURNOVER RATE	23	%(e)	66%	64%		7%	40%		19%

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60% .

(h) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

(i) Effective January 2, 2006, the net expense limitation changed from 1.79% to 1.69%.

(j) Not applicable, no reimbursements were made by the Advisor.

See Notes to Financial Statements	59	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.01		$8.98	$8.13		$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12	(b)	0.08	0.23	(b)	0.16
Net realized and unrealized gain/(loss) on investments	0.89		2.22	1.39		(6.92)

Total from Investment Operations	1.01		2.30	1.62		(6.76)

LESS DISTRIBUTIONS:
From investment income	(0.06)		(0.27)	(0.77)		(0.38)
From capital gains	—		—	—		(0.09)
Tax return of capital	—		—	—		(0.03)

Total Distributions	(0.06)		(0.27)	(0.77)		(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.95		2.03	0.85		(7.26)

NET ASSET VALUE, END OF PERIOD	$11.96		$11.01	$8.98		$8.13

TOTAL RETURN	9.21	%(c)	25.91%	21.62%		(44.33	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$773		$680	$583		$3,747
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.13	%(d)	1.86%	3.29%		2.05	%(d)
Operating expenses including reimbursement/waiver	1.20	%(d)	1.20%	1.43	%(e)	n/a
Operating expenses excluding reimbursement/waiver	1.26	%(d)	1.47%	1.50%		1.26	%(d)
PORTFOLIO TURNOVER RATE	23	%(c)	66%	64%		7	%(f)

(a) The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20% .

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2011	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.22		$9.95	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.12	(b)	0.15	0.06
Net realized and unrealized gain on investments	0.99		2.37	2.60

Total from Investment Operations	1.11		2.52	2.66

LESS DISTRIBUTIONS:
From investment income	(0.05)		(0.25)	(0.19)

Total Distributions	(0.05)		(0.25)	(0.19)

NET INCREASE IN NET ASSET VALUE	1.06		2.27	2.47

NET ASSET VALUE, END OF PERIOD	$13.28		$12.22	$9.95

TOTAL RETURN(c)	9.11	%(d)	25.49%	35.84	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$8,335		$8,571	$9,039
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.85	%(e)	1.62%	1.39	%(e)
Operating expenses including reimbursement/waiver	1.45	%(e)	1.45%	1.45	%(e)
Operating expenses excluding reimbursement/waiver	1.51	%(e)	1.71%	1.48	%(e)
PORTFOLIO TURNOVER RATE	23	%(d)	66%	64	%(f)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	61	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.35		$10.04	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(b)	0.10	0.03
Net realized and unrealized gain on investments	1.00		2.37	2.59

Total from Investment Operations	1.07		2.47	2.62

LESS DISTRIBUTIONS:
From investment income	(0.02)		(0.16)	(0.06)

Total Distributions	(0.02)		(0.16)	(0.06)

NET INCREASE IN NET ASSET VALUE	1.05		2.31	2.56

NET ASSET VALUE, END OF PERIOD	$13.40		$12.35	$10.04

TOTAL RETURN(c)	8.66	%(d)	24.71%	35.18	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,594		$2,656	$2,893
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.09	%(e)	0.88%	0.65	%(e)
Operating expenses including reimbursement/waiver	2.20	%(e)	2.20%	2.20	%(e)
Operating expenses excluding reimbursement/waiver	2.26	%(e)	2.46%	2.23	%(e)
PORTFOLIO TURNOVER RATE	23	%(d)	66%	64	%(f)

(a) The Fund began offering Class C shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2011	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.62
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.17
Net realized and unrealized loss on investments	(0.51)

Total from Investment Operations	(0.34)

LESS DISTRIBUTIONS:
From investment income	(0.13)

Total Distributions	(0.13)

NET DECREASE IN NET ASSET VALUE	(0.47)

NET ASSET VALUE, END OF PERIOD	$24.15

TOTAL RETURN(c)	(1.38	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	4.93	%(e)
Operating expenses	1.87	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	4.53	%(e)
Operating expenses	2.27	%(e)
PORTFOLIO TURNOVER RATE	44	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

See Notes to Financial Statements	63	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(b)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(c)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	PERIOD ENDED DECEMBER 31, 2006(d)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.42		$18.43	$13.35	$34.89	$54.19	$49.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.47	(e)	0.90	0.81	1.95 (e)	1.76 (e)	1.49	(e)
Net realized and unrealized gain/(loss) on investments	1.19		5.23	5.27	(21.42)	(12.99)	8.36

Total from Investment Operations	1.66		6.13	6.08	(19.47)	(11.23)	9.85

LESS DISTRIBUTIONS:
From investment income	(0.29)		(1.14)	(1.00)	(1.64)	(2.00)	(1.76)
From capital gains	—		—	—	(0.10)	(6.12)	(3.73)
Tax return of capital	—		—	—	(0.33)	—	—

Total Distributions	(0.29)		(1.14)	(1.00)	(2.07)	(8.12)	(5.49)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (f)	—	0.05	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.37		4.99	5.08	(21.54)	(19.30)	4.36

NET ASSET VALUE, END OF PERIOD	$24.79		$23.42	$18.43	$13.35	$34.89	$54.19

TOTAL RETURN	7.11	%(g)	33.67%	48.57%	(57.68)%	(21.55)%	20.14	%(g)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,460		$3,287	$1,502	$711	$2,550	$1,397
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	4.35	%(h)	4.58%	7.14%	7.77%	4.90%	4.58	%(h)
Operating expenses	1.37	%(h)	1.34%	0.84%	0.46%	1.30%	1.15	%(h)
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	3.95	%(h)	4.33%	7.14%	6.68%	3.39%	2.91	%(h)
Operating expenses	1.77	%(h)	1.59%	0.84%	1.55%	2.81%	2.82	%(h)
PORTFOLIO TURNOVER RATE	44	%(g)	95%	291%	189%	222%	152	%(i)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(c) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(d) From commencement of operations on April 28, 2006.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Annualized.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

June 30, 2011	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(a)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$22.83		$17.99	$13.02	$34.88	$54.22	$46.47
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.35	(c)	0.77	1.36	1.92 (c)	1.63 (c)	1.38 (c)
Net realized and unrealized gain/(loss) on investments	1.24		5.16	4.52	(21.78)	(12.98)	12.28

Total from Investment Operations	1.59		5.93	5.88	(19.86)	(11.35)	13.66

LESS DISTRIBUTIONS:
From investment income	(0.26)		(1.09)	(0.91)	(1.58)	(1.87)	(2.18)
From capital gains	—		—	—	(0.10)	(6.12)	(3.73)
Tax return of capital	—		—	—	(0.32)	—	—

Total Distributions	(0.26)		(1.09)	(0.91)	(2.00)	(7.99)	(5.91)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.33		4.84	4.97	(21.86)	(19.34)	7.75

NET ASSET VALUE, END OF PERIOD	$24.16		$22.83	$17.99	$13.02	$34.88	$54.22

TOTAL RETURN(e)	6.97	%(f)	33.34%	48.18%	(58.78)%	(21.81)%	30.16%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$42,080		$48,211	$36,323	$43,718	$208,147	$473,172
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	3.38	%(g)	4.11%	6.58%	7.52%	4.65%	4.33%
Operating expenses	1.60	%(g)	1.60%	0.84%	0.71%	1.55%	1.40%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	2.99	%(g)	3.86%	6.58%	6.43%	3.14%	2.66%
Operating expenses	2.00	%(g)	1.85%	0.84%	1.80%	3.06%	3.07%
PORTFOLIO TURNOVER RATE	44	%(f)	95%	291%	189%	222%	152%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	65	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(a)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$22.70		$17.89	$12.83	$34.42	$53.60	$46.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26	(c)	0.14	0.37	1.64 (c)	1.22 (c)	0.98 (c)
Net realized and unrealized gain/(loss) on investments	1.22		5.59	5.33	(21.44)	(12.79)	12.14

Total from Investment Operations	1.48		5.73	5.70	(19.80)	(11.57)	13.12

LESS DISTRIBUTIONS:
From investment income	(0.16)		(0.92)	(0.64)	(1.40)	(1.49)	(1.79)
From capital gains	—		—	—	(0.10)	(6.12)	(3.73)
Tax return of capital	—		—	—	(0.29)	—	—

Total Distributions	(0.16)		(0.92)	(0.64)	(1.79)	(7.61)	(5.52)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	—	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.32		4.81	5.06	(21.59)	(19.18)	7.60

NET ASSET VALUE, END OF PERIOD	$24.02		$22.70	$17.89	$12.83	$34.42	$53.60

TOTAL RETURN(e)	6.56	%(f)	32.34%	47.02%	(59.07)%	(22.38)%	29.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,243		$7,755	$8,729	$9,597	$37,461	$67,851
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	2.64	%(g)	3.04%	5.78%	6.77%	3.91%	3.58%
Operating expenses	2.35	%(g)	2.36%	1.62%	1.46%	2.29%	2.15%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	2.24	%(g)	2.80%	5.78%	5.68%	2.39%	1.91%
Operating expenses	2.75	%(g)	2.60%	1.62%	2.55%	3.81%	3.82%
PORTFOLIO TURNOVER RATE	44	%(f)	95%	291%	189%	222%	152%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2011	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)(a)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$22.67		$17.87	$12.84	$34.41	$53.56	$45.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.27	(c)	0.47	0.53	1.64 (c)	1.22 (c)	0.98 (c)
Net realized and unrealized gain/(loss) on investments	1.22		5.26	5.16	(21.43)	(12.78)	12.13

Total from Investment Operations	1.49		5.73	5.69	(19.79)	(11.56)	13.11

LESS DISTRIBUTIONS:
From investment income	(0.17)		(0.93)	(0.66)	(1.39)	(1.47)	(1.79)
From capital gains	—		—	—	(0.10)	(6.12)	(3.73)
Tax return of capital	—		—	—	(0.29)	—	—

Total Distributions	(0.17)		(0.93)	(0.66)	(1.78)	(7.59)	(5.52)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.32		4.80	5.03	(21.57)	(19.15)	7.59

NET ASSET VALUE, END OF PERIOD	$23.99		$22.67	$17.87	$12.84	$34.41	$53.56

TOTAL RETURN(e)	6.59	%(f)	32.35%	47.03%	(59.08)%	(22.36)%	29.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$24,753		$25,152	$23,191	$22,658	$90,500	$183,049
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	2.73	%(g)	3.16%	5.77%	6.77%	3.90%	3.58%
Operating expenses	2.35	%(g)	2.36%	1.65%	1.46%	2.30%	2.15%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	2.33	%(g)	2.92%	5.77%	5.68%	2.39%	1.91%
Operating expenses	2.75	%(g)	2.60%	1.65%	2.55%	3.81%	3.82%
PORTFOLIO TURNOVER RATE	44	%(f)	95%	291%	189%	222%	152%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	67	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized loss on investments	(0.52)

Total from Investment Operations	(0.32)

LESS DISTRIBUTIONS:
From investment income	(0.15)

Total Distributions	(0.15)

NET DECREASE IN NET ASSET VALUE	(0.47)

NET ASSET VALUE, END OF PERIOD	$24.79

TOTAL RETURN(c)	(1.28	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	5.35	%(e)
Operating expenses	1.44	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	4.95	%(e)
Operating expenses	1.84	%(e)
PORTFOLIO TURNOVER RATE	44	% (f)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		PERIOD ENDED DECEMBER 31, 2006(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.24		$20.11	$13.14	$25.13		$35.87		$34.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.04	(d)	1.91	1.91	2.38	(d)	2.41	(d)	1.75	(d)
Net realized and unrealized gain/(loss) on investments	0.22		3.29	7.29	(11.90)		(10.62)		2.27

Total from Investment Operations	1.26		5.20	9.20	(9.52)		(8.21)		4.02

LESS DISTRIBUTIONS:
From investment income	(1.03)		(2.07)	(1.73)	(1.77)		(1.90)		(1.75)
From capital gains	—		—	—	—		—		(0.37)
Tax return of capital	—		—	(0.51)	(0.71)		(0.63)		(0.17)

Total Distributions	(1.03)		(2.07)	(2.24)	(2.48)		(2.53)		(2.29)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.01		0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.23		3.13	6.97	(11.99)		(10.74)		1.73

NET ASSET VALUE, END OF PERIOD	$23.47		$23.24	$20.11	$13.14		$25.13		$35.87

TOTAL RETURN	5.46	%(f)	26.74%	76.03%	(40.43	)%(g)(h)	(24.02	)%(i)	12.16	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$413,316		$319,717	$139,624	$71,934		$35,609		$21,367
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	9.19	%(i)	8.98%	11.43%	12.54%		8.10%		7.52	%(i)
Operating expenses including reimbursement/waiver	1.17	%(i)	1.20%	1.27%	1.33%		1.25%		1.23	%(i)
Operating expenses excluding reimbursement/waiver	1.17	%(i)	1.20%	1.27%	1.33%		1.25%		1.23	%(i)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.90	%(j)	8.68%	11.14%	11.76%		7.45%		6.56	%(j)
Operating expenses including reimbursement/waiver	1.46	%(j)	1.50%	1.56%	2.11%		1.90%		2.19	%(j)
Operating expenses excluding reimbursement/waiver	1.46	%(j)	1.50%	1.56%	2.11%		1.90%		2.19	%(j)
PORTFOLIO TURNOVER RATE	47	%(f)	93%	138%	66%		88%		21	%(k)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(c) From commencement of operations on April 28, 2006.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38% .

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(i) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(j) Annualized.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2006.

See Notes to Financial Statements	69	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$23.26		$20.13	$13.17	$25.14		$35.90		$33.69
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.99	(b)	1.68	1.70	2.42	(b)	2.40	(b)	2.19 (b)
Net realized and unrealized gain/(loss) on investments	0.25		3.47	7.42	(12.02)		(10.70)		2.87

Total from Investment Operations	1.24		5.15	9.12	(9.60)		(8.30)		5.06

LESS DISTRIBUTIONS:
From investment income	(1.00)		(2.02)	(1.68)	(1.70)		(1.83)		(2.31)
From capital gains	—		—	—	—		—		(0.37)
Tax return of capital	—		—	(0.49)	(0.71)		(0.63)		(0.17)

Total Distributions	(1.00)		(2.02)	(2.17)	(2.41)		(2.46)		(2.85)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.04		0.00	(c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.24		3.13	6.96	(11.97)		(10.76)		2.21

NET ASSET VALUE, END OF PERIOD	$23.50		$23.26	$20.13	$13.17		$25.14		$35.90

TOTAL RETURN(d)	5.36	%(e)	26.41%	74.98%	(40.49	)%(f)(g)	(24.21	)%(h)	15.61%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$663,951		$642,665	$442,444	$208,502		$246,986		$484,186
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	8.73	%(i)	8.38%	11.36%	12.28%		7.85%		7.27%
Operating expenses including reimbursement/waiver	1.42	%(i)	1.44%	1.52%	1.58%		1.50%		1.48%
Operating expenses excluding reimbursement/waiver	1.42	%(i)	1.44%	1.52%	1.58%		1.50%		1.48%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.44	%(i)	8.07%	11.07%	11.50%		7.20%		6.31%
Operating expenses including reimbursement/waiver	1.71	%(i)	1.75%	1.81%	2.36%		2.15%		2.44%
Operating expenses excluding reimbursement/waiver	1.71	%(i)	1.75%	1.81%	2.36%		2.15%		2.44%
PORTFOLIO TURNOVER RATE	47	%(e)	93%	138%	66%		88%		21%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30% ..

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(i) Annualized.

June 30, 2011	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$23.06		$19.96	$12.98	$24.86		$35.60		$33.44
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.87	(b)	1.45	1.65	2.28	(b)	2.13	(b)	1.92 (b)
Net realized and unrealized gain/(loss) on investments	0.25		3.50	7.19	(11.90)		(10.59)		2.83

Total from Investment Operations	1.12		4.95	8.84	(9.62)		(8.46)		4.75

LESS DISTRIBUTIONS:
From investment income	(0.90)		(1.85)	(1.44)	(1.62)		(1.65)		(2.05)
From capital gains	—		—	—	—		—		(0.37)
Tax return of capital	—		—	(0.43)	(0.64)		(0.63)		(0.17)

Total Distributions	(0.90)		(1.85)	(1.87)	(2.26)		(2.28)		(2.59)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.00	(c)	0.00	(c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.22		3.10	6.98	(11.88)		(10.74)		2.16

NET ASSET VALUE, END OF PERIOD	$23.28		$23.06	$19.96	$12.98		$24.86		$35.60

TOTAL RETURN(d)	4.91	%(e)	25.52%	73.52%	(41.01	)%(f)(g)	(24.78	)%(h)	14.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$20,567		$25,445	$29,667	$21,423		$37,874		$69,867
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.75	%(i)	7.23%	10.60%	11.53%		7.10%		6.52%
Operating expenses including reimbursement/waiver	2.17	%(i)	2.19%	2.28%	2.33%		2.25%		2.23%
Operating expenses excluding reimbursement/waiver	2.17	%(i)	2.19%	2.28%	2.33%		2.25%		2.23%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.46	%(i)	6.93%	10.31%	10.75%		6.45%		5.56%
Operating expenses including reimbursement/waiver	2.46	%(i)	2.50%	2.57%	3.11%		2.90%		3.19%
Operating expenses excluding reimbursement/waiver	2.46	%(i)	2.50%	2.57%	3.11%		2.90%		3.19%
PORTFOLIO TURNOVER RATE	47	%(e)	93%	138%	66%		88%		21%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31% ..

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(i) Annualized.

See Notes to Financial Statements	71	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$22.91		$19.86	$12.95	$24.80		$35.53		$33.38
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.89	(b)	1.61	1.75	2.22	(b)	2.11	(b)	1.91 (b)
Net realized and unrealized gain/(loss) on investments	0.23		3.30	7.07	(11.81)		(10.56)		2.83

Total from Investment Operations	1.12		4.91	8.82	(9.59)		(8.45)		4.74

LESS DISTRIBUTIONS:
From investment income	(0.91)		(1.86)	(1.48)	(1.62)		(1.65)		(2.05)
From capital gains	—		—	—	—		—		(0.37)
Tax return of capital	—		—	(0.44)	(0.64)		(0.63)		(0.17)

Total Distributions	(0.91)		(1.86)	(1.92)	(2.26)		(2.28)		(2.59)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	0.01	0.00	(c)	0.00	(c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.21		3.05	6.91	(11.85)		(10.73)		2.15

NET ASSET VALUE, END OF PERIOD	$23.12		$22.91	$19.86	$12.95		$24.80		$35.53

TOTAL RETURN(d)	4.93	%(e)	25.46%	73.60%	(40.99	)%(f)(g)	(24.80	)%(h)	14.72%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$289,490		$275,529	$210,227	$102,163		$134,139		$223,325
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	8.02	%(i)	7.60%	10.65%	11.53%		7.10%		6.52%
Operating expenses including reimbursement/waiver	2.17	%(i)	2.19%	2.27%	2.33%		2.25%		2.23%
Operating expenses excluding reimbursement/waiver	2.17	%(i)	2.19%	2.27%	2.33%		2.25%		2.23%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.73	%(i)	7.29%	10.36%	10.75%		6.45%		5.56%
Operating expenses including reimbursement/waiver	2.46	%(i)	2.50%	2.56%	3.11%		2.90%		3.19%
Operating expenses excluding reimbursement/waiver	2.46	%(i)	2.50%	2.56%	3.11%		2.90%		3.19%
PORTFOLIO TURNOVER RATE	47	%(e)	93%	138%	66%		88%		21%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31% ..

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

(i) Annualized.

June 30, 2011	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.24		$20.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.03	(b)	2.06
Net realized and unrealized gain on investments	0.22		2.69

Total from Investment Operations	1.25		4.75

LESS DISTRIBUTIONS:
From investment income	(1.03)		(2.07)

Total Distributions	(1.03)		(2.07)

NET INCREASE IN NET ASSET VALUE	0.22		2.68

NET ASSET VALUE, END OF PERIOD	$23.46		$23.24

TOTAL RETURN	5.41	%(c)	23.96	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,548		$2,212
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	9.09	%(d)	11.92	%(d)
Operating expenses including reimbursement/waiver	1.18	%(d)	1.23	%(d)
Operating expenses excluding reimbursement/waiver	1.18	%(d)	1.23	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.80	%(d)	11.62	%(d)
Operating expenses including reimbursement/waiver	1.46	%(d)	1.53	%(d)
Operating expenses excluding reimbursement/waiver	1.46	%(d)	1.53	%(d)
PORTFOLIO TURNOVER RATE	47	%(c)	93	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	73	June 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust has 33 registered funds. This semi-annual report describes 5 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Global Infrastructure Fund (“Global Infrastructure Fund”), the Forward International Real Estate Fund (“International Real Estate Fund”), the Forward Real Estate Fund (“Real Estate Fund”), the Forward Real Estate Long/Short Fund (prior to May 1, 2011, known as the Forward Strategic Realty Fund) (“Real Estate Long/Short Fund”), and the Forward Select Income Fund (“Select Income Fund”).

The Global Infrastructure Fund seeks to achieve total return through capital appreciation and current income through investing primarily in global infrastructure-related securities. The International Real Estate Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. real estate securities. The Real Estate Fund seeks income with capital appreciation as a secondary goal and invests in a non-diversified portfolio of securities of real estate companies, including real estate investment trusts (“REITs”). The Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital The Select Income Fund seeks high current income and potential for modest long-term growth of capital.

The Global Infrastructure Fund and Real Estate Long/Short Fund offer Institutional Class, Investor Class, Class A, Class B, Class C and Class M shares, The Select Income Fund offers Institutional Class, Class A, Class B, Class C and Class M shares. The Real Estate Fund offers Investor Class, Institutional Class, Class A, and Class C shares, and the International Real Estate Fund offers Institutional Class, Investor Class, Class A, Class C and Class M shares.

Effective May 1, 2009, the Funds no longer offer for sale Class B shares of the Funds and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another Fund; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

On March 15, 2011, the Board of Trustees of the Trust, including all of the Independent Trustees, approved, on behalf of the International Real Estate Fund: (i) the automatic conversion of all outstanding Class B shares of the Fund into Class A shares of the Fund (the “Conversion”); and (ii) the termination of Class B shares as a share class of the Fund (the “Termination”). The conversion occurred on the close of business April 21, 2011.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares of all Funds are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. Class A shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months of purchase, in accordance with each Fund’s prospectus. Class B shares of all Funds are subject to a 5.00% CDSC for redemptions made within one year of purchase, in accordance with each Fund’s prospectus. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with each Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

The Funds invest a substantial portion of assets in the equity securities of issuers engaged in the real estate

June 30, 2011	74

Notes to Financial Statements (Unaudited)

industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in the real estate industry than would an equity fund not concentrating its investments in a particular industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a

75	June 30, 2011

Notes to Financial Statements (Unaudited)

particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may

June 30, 2011	76

Notes to Financial Statements (Unaudited)

generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Each Fund may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2011, the Real Estate Long/Short Fund held securities sold short with a market value of $6,164,260. The other Funds held no securities sold short at June 30, 2011.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged

77	June 30, 2011

Notes to Financial Statements (Unaudited)

as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2011, there were no Funds with securities on loan.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Real Estate Investment Trusts (“REITs”): Each Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unitholders may exceed the unitholder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

June 30, 2011	78

Notes to Financial Statements (Unaudited)

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Global Infrastructure Fund
Common Stocks(a)	$115,705,149	—	—	$115,705,149
Short-Term Bank Debt Instruments	—	$2,428,995	—	2,428,995

Total	$115,705,149	$2,428,995	—	$118,134,144

International Real Estate Fund
Common Stocks(a)	$42,102,682	—	—	$42,102,682
Short-Term Bank Debt Instruments	—	$1,108,631	—	1,108,631

Total	$42,102,682	$1,108,631	—	$43,211,313

Real Estate Fund
Common Stocks(a)	$39,491,578	—	—	$39,491,578
Short-Term Bank Debt Instruments	—	$20,000	—	20,000

Total	$39,491,578	$20,000	—	$39,511,578

Real Estate Long/Short Fund
Common Stocks(a)	$72,489,524	—	—	$72,489,524
Exchange-Traded Funds	399,840	—	—	399,840
Preferred Stocks
Real Estate Management/Services	—	$349,580	—	349,580
REITs-Diversified	4,690,069	—	—	4,690,069
REITs-Hotels	6,644,905	—	—	6,644,905
REITs-Office Property	751,500	—	—	751,500
REITs-Retail	5,184,871	—	—	5,184,871
REITs-Warehouse/Industrial	533,390	—	—	533,390
Purchased Options	9,000	—	—	9,000
Convertible Corporate Bonds(a)	—	824,688	—	824,688
Short-Term Bank Debt Instruments	—	610,054	—	610,054

Total	$90,703,099	$1,784,322	—	$92,487,421

Select Income Fund
Common Stocks(a)	$151,686,206	—	—	$151,686,206
Convertible Preferred Stocks(a)	26,934,763	—	—	26,934,763
Exchange-Traded Funds	13,566,000	—	—	13,566,000

79	June 30, 2011

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Select Income Fund (continued)
Preferred Stocks
Manufactured Homes	$10,132,000	—	—	$10,132,000
Real Estate Operating/Development	17,255,655			17,255,655
REITs-Apartments	89,152,447	$19,200,056	—	108,352,503
REITs-Diversified	191,187,639	—	—	191,187,639
REITs-Health Care	46,034,904	—	—	46,034,904
REITs-Hotels	218,584,923	3,246,581	—	221,831,504
REITs-Industrial	61,685,598	10,327,500	—	72,013,098
REITs-Mortgage	72,211,389	—	—	72,211,389
REITs-Office	220,797,749	2,785,139	—	223,582,888
REITs-Real Estate Management/Services	—	11,044,031	—	11,044,031
REITs-Retail	306,625,800	9,550,000	—	316,175,800
Single Tenant	7,515,965	—	—	7,515,965
Corporate Bonds(a)	—	121,090,541	—	121,090,541
Convertible Corporate Bonds(a)	—	32,767,313	—	32,767,313
Short-Term Bank Debt Instruments	—	748,439	—	748,439

Total	$1,433,371,038	$210,759,600	—	$1,644,130,638

(a) For detailed descriptions of industry or country, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stock	$(5,713,010)	—	—	$(5,713,010)
Exchange-Traded Funds	(451,250)	—	—	(451,250)
Options Written	(66,135)	—	—	(66,135)

Total	$(6,230,395)	—	—	$(6,230,395)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures and forward contracts.

During the six months ended June 30, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the six months ended June 30, 2011, the Funds did not have significant transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently

June 30, 2011	80

Notes to Financial Statements (Unaudited)

than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts,

81	June 30, 2011

Notes to Financial Statements (Unaudited)

the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2011, the Real Estate Long/Short Fund held written options with a market value of $66,135 and purchased options with a market value of $9,000. The other Funds held no purchased or written options at June 30, 2011.

Written option activity for the six months ended June 30, 2011 was as follows:

Real Estate Long/Short Fund
WRITTEN CALL OPTIONS	NUMBER OF CONTRACTS	PREMIUM
Outstanding as of December 31, 2010	100	$(19,898)
Options written	1,432	(180,340)
Options expired	(550)	53,811
Exercised or closed	(468)	70,581

Outstanding as of June 30, 2011	514	$(75,846)

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2011(a)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITIES DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Real Estate Long/Short Fund
Equity Contracts	Investments, at value	$9,000	Options written, at value	$66,135

Total		$9,000		$66,135

(a) For open derivative instruments as of June 30, 2011, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2011.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2011:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
International Real Estate Fund
Equity Contracts	Net realized gain on investments	$(871,131)	—

Total		$(871,131)	—

Real Estate Long/Short Fund
Equity Contracts	Net realized gain on option contracts/Net change in unrealized depreciation on option contracts	$56,241	$(8,090)
Equity Contracts	Net realized gain on investments/Net change in unrealized depreciation on investments	(223,784)	35,327

Total		$(167,543)	$27,237

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

June 30, 2011	82

Notes to Financial Statements (Unaudited)

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. The Funds held no warrants at June 30, 2011.

Leverage: The Real Estate Long/Short Fund and the Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Real Estate Long/Short Fund and the Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under these agreements, the funds are charged interest of 1.20% above the one-month LIBOR rate. The Funds paid an arrangement fee of $31,250 and $187,500, respectively, which is expensed over three years. The Funds have pledged a portion of their investment securities as the collateral for their line of credit. As of June 30, 2011, the market value of the investment securities pledged as collateral totaled $42,790,812 and $916,380,748, respectively. As of June 30, 2011, the Funds have drawn down $14,759,547 and $299,930,329, respectively, from the line of credit.

The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2011 was as follows:

	AVERAGE INTEREST RATE	AVERAGE OUTSTANDING DEMAND LOAN PAYABLE
Real Estate Long/Short Fund	1.44%	$13,496,786
Select Income Fund	1.44%	263,077,644

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid semi-annually for the Global Infrastructure Fund and International Real Estate Fund, and quarterly for the Real Estate Fund (Prior to May 1, 2011, the Real Estate Fund declared and paid dividends from net investment income, if any, monthly), Real Estate Long/Short Fund and the Select Income Fund. Net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount

83	June 30, 2011

Notes to Financial Statements (Unaudited)

recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating

June 30, 2011	84

Notes to Financial Statements (Unaudited)

mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2011 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2011, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Global Infrastructure Fund	0.90%

International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million
0.80% over $100 million up to and including $500 million
0.70% over $500 million

Real Estate Long/Short Fund	1.00%

Select Income Fund	1.00%

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred. The Funds have entered into an agreement to reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above, as shown in the table below:

FUND	INSTITUTIONAL CLASS	INVESTOR CLASS	CLASS A	CLASS B		CLASS C	CLASS M	END DATE
Global Infrastructure Fund	1.25%	1.65%	1.50%	2.25%		2.25%	1.25%	June 30, 2011
International Real Estate Fund	1.40%	1.80%	1.65%	2.40	%(a)	2.40%	1.40%	April 30, 2012
Real Estate Fund	1.20%	1.60%	1.45%	N/A		2.20%	N/A	June 30, 2011
Real Estate Long/Short Fund	1.90%	2.30%	2.15%	2.90%		2.90%	1.90%	June 30, 2011
Select Income Fund	1.35%	N/A	1.60%	2.35%		2.35%	1.35%	June 30, 2011

(a) Effective on the close of business April 21, 2011 the International Real Estate Fund’s Class B shares were terminated and automatically converted to Class A shares having an equal aggregate net asset value.

85	June 30, 2011

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2011, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Global Infrastructure Fund
Institutional Class	$857	$0	$857
Class A	1,092	0	1,092
Class B	66	0	66
Class C	278	0	278
Class M(a)	6	0	6
International Real Estate Fund
Investor Class(b)	9	0	9
Institutional Class	3,325	0	3,325
Class A	28,677	0	28,677
Class B(c)	311	0	311
Class C	10,938	0	10,938
Class M(d)	7	0	7
Real Estate Fund
Investor Class	8,810	0	8,810
Institutional Class	231	0	231
Class A	2,724	0	2,724
Class C	842	0	842

(a) The Global Infrastructure Fund began offering Class M shares on May 2, 2011.

(b) The International Real Estate Fund began offering Investor Class shares on May 2, 2011.

(c) Effective on the close of business April 21, 2011 the International Real Estate Fund’s Class B shares were terminated and automatically converted to Class A shares having an equal aggregate net asset value.

(d) The International Real Estate Fund began offering Class M shares on May 2, 2011.

As of June 30, 2011, the balances of recoupable expenses for each Fund were as follows:

FUND	2009	2010	2011	TOTAL
Global Infrastructure Fund
Institutional Class	$39,858	$3,505	$857	$44,220
Class A	53,135	5,854	1,092	60,081
Class B	3,076	330	66	3,472
Class C	12,195	1,342	278	13,815
Class M	N/A	26	6	32
International Real Estate Fund
Investor Class	N/A	N/A	9	9
Institutional Class	13,124	11,048	3,325	27,497
Class A	143,676	112,332	28,677	284,685
Class B(a)	8,991	6,121	311	15,423
Class C	52,263	39,865	10,938	103,066
Class M	N/A	N/A	7	7
Real Estate Fund
Investor Class	8,970	63,712	8,810	81,492
Institutional Class	5,357	1,677	231	7,265
Class A	37,241	22,792	2,724	62,757
Class C	12,216	7,171	842	20,229

(a) Effective on the close of business April 21, 2011 the International Real Estate Fund’s Class B shares were terminated and automatically converted to Class A shares having an equal aggregate net asset value.

June 30, 2011	86

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class B and Class C shares, and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2011, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds, pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval.

87	June 30, 2011

Notes to Financial Statements (Unaudited)

Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2011, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Global Infrastructure Fund
Investor	Colorado State Bank & Trust	100.00%

Institutional	LPL Financial Services	85.46%
	Pershing, LLC	5.80%

Class A	LPL Financial Services	31.99%
	Pershing, LLC	20.46%
	National Financial Services, LLC	15.39%
	Charles Schwab & Co., Inc.	9.48%

Class B	Pershing, LLC	34.45%
	National Financial Services, LLC	13.22%
	LPL Financial Services	8.78%

Class C	Pershing, LLC	38.37%
	LPL Financial Services	17.04%
	National Financial Services, LLC	7.16%
	First Clearing, LLC	6.98%

Class M	Charles Schwab & Co., Inc.	65.60%
	Colorado State Bank & Trust	34.40%

International Real Estate Fund
Investor	Colorado State Bank & Trust	100.00%

Institutional	Pershing, LLC	52.23%
	National Financial Services, LLC	15.40%
	Brown Brothers Harriman & Co.	7.28%
	SEI Private Trust Co.	6.47%
	Charles Schwab & Co., Inc.	5.67%

Class A	Pershing, LLC	25.22%
	National Financial Services, LLC	23.67%
	LPL Financial Services	11.55%
	Charles Schwab & Co., Inc.	8.19%

Class C	Pershing, LLC	28.61%
	LPL Financial Services	15.02%
	National Financial Services, LLC	14.46%

June 30, 2011	88

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
International Real Estate Fund (continued)
Class M	Colorado State Bank & Trust	100.00%

Real Estate Fund
Investor	Charles Schwab & Co., Inc.	64.50%
	National Financial Services, LLC	13.34%

Institutional	Northern Trust Co.	92.81%

Class A	Pershing, LLC	23.79%
	LPL Financial Services	16.52%
	National Financial Services, LLC	9.07%

Class C	Pershing, LLC	31.43%
	National Financial Services, LLC	12.61%
	LPL Financial Services	9.48%

Real Estate Long/Short Fund
Investor	Colorado State Bank & Trust	100.00%

Institutional	Pershing, LLC	59.85%
	Raymond James Financial Services	13.02%
	Brown Brothers Harriman & Co.	12.05%

Class A	Pershing, LLC	23.73%
	National Financial Services, LLC	16.85%
	LPL Financial Services	9.23%

Class B	Pershing, LLC	30.49%
	National Financial Services, LLC	8.59%
	LPL Financial Services	6.92%

Class C	Pershing, LLC	28.50%
	LPL Financial Services	12.95%
	National Financial Services, LLC	7.90%

Class M	Colorado State Bank & Trust	100.00%

Select Income Fund
Institutional	Charles Schwab & Co., Inc.	27.84%
	TD Ameritrade, Inc.	21.15%
	Pershing, LLC	14.19%
	LPL Financial Services	13.39%
	National Financial Services, LLC	11.88%

89	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE

Select Income Fund (continued)
Class A	Pershing, LLC	27.18%
	National Financial Services, LLC	20.12%
	LPL Financial Services	10.50%
	Charles Schwab & Co., Inc.	9.05%
	TD Ameritrade, Inc.	7.90%

Class B	Pershing, LLC	31.76%
	National Financial Services, LLC	16.94%
	LPL Financial Services	9.60%

Class C	Pershing, LLC	32.77%
	LPL Financial Services	14.80%
	National Financial Services, LLC	13.15%

Class M	Merrill Lynch Pierce Fenner & Smith	81.40%
	Charles Schwab & Co., Inc.	15.60%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2011, excluding short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Global Infrastrucure Fund	$70,624,454	$62,513,045
International Real Estate Fund	79,413,300	80,989,270
Real Estate Fund	8,933,303	9,706,772
Real Estate Long/Short Fund	42,457,815	51,882,315
Select Income Fund	947,983,795	732,829,968

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2011, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Infrastructure Fund	$106,983,247	$15,228,327	$(4,077,430)	$11,150,897
International Real Estate Fund	42,339,631	2,314,701	(1,443,019)	871,682
Real Estate Fund	26,794,461	12,717,117	0	12,717,117
Real Estate Long/Short Fund	73,752,476	19,907,412	(1,172,467)	18,734,945
Select Income Fund	1,475,634,782	187,453,464	(18,957,608)	168,495,856

June 30, 2011	90

Notes to Financial Statements (Unaudited)

Post-October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

FUND	CAPITAL LOSS	CURRENCY LOSS
International Real Estate Fund	$227,579	$41,955
Select Income Fund	4,923,437	—

Capital Loss Carryforwards: As of December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018
Global Infrastructure Fund	—	$22,944,101	$30,182,432	$24,936,653
International Real Estate Fund(a)	$2,652,205	67,712,152	60,639,639	4,181,675
Real Estate Fund(a)	—	3,369,998	6,607,499	—
Real Estate Long/Short Fund	—	84,569,228	107,182,629	—
Select Income Fund	—	142,788,541	29,414,885	—

(a) Subject to limitations under §382 of the Code.

During the year ended December 31, 2010, the Real Estate Fund, Real Estate Long/Short Fund and Select Income Fund utilized capital loss carryovers of $2,039,238, $9,515,253 and $26,444,585, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of June 30, 2011.

The tax character of distributions paid for the year ending December 31, 2010 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	FOREIGN TAXES PASSED THROUGH TOTAL	RETURN OF CAPITAL TOTAL
Global Infrastructure Fund	$3,249,420	—	$268,937	—
International Real Estate Fund	5,702,925	—	70,214	—
Real Estate Fund	722,333	—	—	—
Real Estate Long/Short Fund	3,852,044	—	—	—
Select Income Fund	98,956,223	—	—	—

91	June 30, 2011

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

ALPS Holdings, Inc.: On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

June 30, 2011	92

Tax Information (Unaudited)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for Federal income tax purposes.

	PER SHARE				PERCENTAGE
	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	RETURN OF CAPITAL	TOTAL PER SHARE	NET INVESTMENT INCOME	NET REALIZED CAPITAL GAINS	RETURN OF CAPITAL	TOTAL PER SHARE
Select Income Fund
Institutional Class	$0.803040	—	$0.223289	$1.026329	78.24%	—	21.76%	100.00%
Class A	$0.779954	—	$0.216870	$0.996824	78.24%	—	21.76%	100.00%
Class B	$0.707083	—	$0.196608	$0.903691	78.24%	—	21.76%	100.00%
Class C	$0.712932	—	$0.198235	$0.911167	78.24%	—	21.76%	100.00%
Class M	$0.802819	—	$0.223228	$1.026047	78.24%	—	21.76%	100.00%

93	June 30, 2011

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD003365 083112

Semi-Annual Report June 30, 2011

Forward CorePlus Fund

Forward Extended MarketPlus Fund

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward International Equity Fund

Forward Investment Grade Fixed-Income Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by ALPS Distributors, Inc. P.O. Box 1345, Denver, CO 80201

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2011

1

Shareholder Update	June 30, 2011

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

For several years now, Forward has been making the case that alternative strategies—investments beyond traditional stocks and bonds—are an essential portfolio component for every investor. That idea is now taking hold, as investors look for better ways to cope with a climate of higher volatility and lowered return expectations. More and more, alternative strategies truly are becoming mainstream.

As a specialist in alternative strategies mutual funds, Forward’s mission is to provide investors access to the types of unique wealth-building strategies that until recently were typically only available to institutional and ultra-high-net-worth investors. We are delivering on that goal by offering a growing range of portfolio building blocks. In the first half of 2011 alone, Forward:

•

Introduced the Forward Commodity Long/Short Strategy Fund, which uses a systematic, index-based approach to target positive returns in both up and down commodity markets. While many investors try to profit from spikes in gold, oil, and other commodities, we believe jumping in and out of these volatile markets is too risky; you can get the market’s direction right and still lose money to sudden drawdowns. We developed a solution that helps investors benefit from the secular rise in commodity prices and the asset class’s low correlations. It also happens to be one of only three pure long/short commodities funds available.

•

Relaunched our international fixed-income fund as the Forward EM Corporate Debt Fund—the first of its kind. We believe strongly that to meet return objectives, investors will need increased participation in the growth of developing nations. As an asset class, emerging market debt has attractive features that translate into the potential for higher returns per unit of risk. The asset class has also been outperforming EM equities with lower volatility for nearly the past decade.[1]

•

Launched the Forward Tactical Enhanced Fund, a new long/short equity fund designed to help investors side-step market downturns, while participating in its growth via the continuous and active management of portfolio market exposure.

•

Introduced the Forward Select EM Dividend Fund, which focuses on emerging markets equities and employs a “dividend signal” approach, or a process of using dividends as a filter to help identify stocks with higher-than-average growth potential.

With these new solutions, Forward now offers 33 mutual funds across the asset spectrum—nine of them employing alternative strategies—plus a variety of separate account strategies. These wide-ranging solutions have one thing in common: they are explicitly designed around the varying outcomes that investors are seeking:

Managing volatility. Our fund family has grown to include five long/short funds spanning the areas of commodities, corporate and muni bonds, real estate, and tactical asset allocation.

Income solutions that extend beyond traditional bond markets. As assets have flooded into bonds in search of a safe haven, many investors have expressed concerns that traditional bond strategies may offer limited upside in the current environment. Our solution set includes a number of vehicles that target 6%-plus income streams not tied to the bond markets. There is no guarantee that these funds will produce the stated yield.

Exposure to global opportunities with an accent on those in fast-growing developing nations. Our range of solutions includes funds that focus on frontier markets, emerging market (EM) debt, and EM equity, as well as international real estate and global infrastructure.

June 30, 2011	2

Inflation-hedging. In the category of “real assets” that may provide a measure of protection against inflation, Forward offers funds that invest in U.S. Real Estate Investment Trusts (REITs), REIT preferreds, international real estate and global infrastructure.

Dynamic allocation solutions. The old “set it and forget it” approach to asset allocation is ill-suited to today’s uncertain markets. Our solution is a family of six asset allocation funds that not only draw on a wide range of traditional and alternative fund components, but also incorporate tactical management of market exposure as conditions change.

One more way we are responding to investor needs is by reducing or capping expenses across multiple funds, thereby potentially improving total return by as much as 20 basis points. This fall we will also become one of the first asset managers to offer online tax-lot accounting and monitoring.

These are challenging times for investors and advisors. Yet it’s also clear that with a thoughtful, problem-solving approach, upheaval and change may lead to exciting new areas of opportunity. Thank you for your continued confidence in Forward’s way of thinking, our investment talent and our ability to execute on our ideas. We promise that we will continue to focus on innovative ways to solve real-world investment needs.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward Management, LLC

1 Source: Morningstar as of 3/31/11

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Each Allocation Fund is a fund of funds, which is a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit.

Exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance.

A fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

3	June 30, 2011

By investing in a subsidiary organized under the laws of the Cayman Islands, the fund will be indirectly exposed to the risks associated with the subsidiary’s investments, which are generally similar to those that are permitted to be held by the fund. The subsidiary is not registered under the Investment Company Act of 1940.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

A fund’s use of short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Higher portfolio turnover rates will involve greater transaction costs and may increase the potential for taxable distributions being paid to shareholders.

A fund that concentrates in a particular industry will involve a greater degree of risk than a fund with a more diversified portfolio.

A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate-related securities is subject to the risks associated with direct ownership of real estate.

Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

Drawdown is the gradual decline in the price of a security or other investment between its high and low over a given period.

BPS (basis point) is a unit that is equal to 1/100th of 1%, used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

The Forward Commodity Long/Short Strategy Fund and the Forward Tactical Enhanced Fund were both launched on December 31, 2010, and both have a limited operating history. Forward Select EM Dividend Fund was launched on May 1, 2011, and has a limited operating history.

J. Alan Reid, Jr. is a registered representative of ALPS Distributors, Inc.

Forward Funds are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., is not affiliated with Forward Management, LLC. Separately Managed Accounts and related investment advisory services are provided by Forward Management, a federally regulated Investment Advisor.

©2011 Forward Management, LLC. All rights reserved.

Not FDIC Insured | No Bank Guarantee | May Lose Value

June 30, 2011	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardfunds.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Forward CorePlus Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	29.60%	2.39%	1.46%	0.87%	07/01/98

Institutional Class	30.06%	2.59%	1.76%	7.77%	08/24/92

Class Z	30.26%	N/A	N/A	19.96%	05/05/09

Forward Extended MarketPlus Fund(h)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	39.84%	2.02%	5.85%	4.23%	06/24/98

Institutional Class	40.46%	2.48%	6.32%	9.66%	08/24/92

Class C (with CDSC)(a)	38.02%	1.47%	N/A	9.29%	12/30/02

Class C (without CDSC)(b)	39.02%	1.47%	N/A	9.29%	12/30/02

Class Z	40.66%	N/A	N/A	28.81%	05/05/09

Forward Frontier Strategy Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	14.90%	N/A	N/A	6.42%	12/31/08

Institutional Class	15.23%	N/A	N/A	6.52%	12/31/08

Class M(c)	N/A	N/A	N/A	-5.73%	05/02/11

Class Z	15.38%	N/A	N/A	12.90%	05/05/09

Forward High Yield Bond Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	14.56%	7.30%	7.31%	6.72%	05/01/00

Institutional Class	15.15%	7.72%	7.72%	7.13%	05/01/00

Class C (with CDSC)(a)	13.12%	6.70%	N/A	7.85%	12/30/02

Class C (without CDSC)(b)	14.12%	6.70%	N/A	7.85%	12/30/02

Class Z	15.27%	N/A	N/A	19.25%	05/05/09

5	June 30, 2011

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward International Equity Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	34.65%	1.00%	4.62%	2.69%	07/06/98

Institutional Class	35.22%	1.46%	5.07%	5.32%	10/03/94

Class Z	35.37%	N/A	N/A	26.12%	05/05/09

Forward Investment Grade Fixed-Income Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	4.79%	5.21%	5.03%	4.87%	07/14/98

Institutional Class	5.23%	5.69%	5.50%	5.76%	06/15/92

Class Z	5.34%	N/A	N/A	10.90%	05/05/09

Forward Strategic Alternatives Fund(m)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.75%	N/A	N/A	5.84%	12/31/08

Institutional Class	11.09%	N/A	N/A	0.04%	01/29/08

Class Z	11.17%	N/A	N/A	9.21%	05/05/09

Forward U.S. Government Money Fund(n)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	0.04%	1.65%	1.54%	2.24%	07/29/98

Institutional Class	0.04%	1.92%	1.89%	3.18%	04/09/92

Class A	0.04%	1.78%	N/A	1.83%	09/29/03

Class C (with CDSC)(a)	-0.96%	1.40%	N/A	1.35%	12/30/02

Class C (without CDSC)(b)	0.04%	1.40%	N/A	1.35%	12/30/02

Class Z	0.04%	N/A	N/A	1.77%	01/04/07

Forward Aggressive Growth Allocation Fund(o)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	24.63%	-0.19%	1.93%	0.91%	12/27/00

Institutional Class	25.25%	0.31%	2.44%	1.41%	12/27/00

Class A (load adjusted)(d)	17.69%	-1.22%	N/A	3.99%	09/29/03

Class A (without load)(e)	24.87%	-0.04%	N/A	4.78%	09/29/03

Class C (with CDSC)(a)	23.02%	-0.68%	N/A	5.56%	12/30/02

Class C (without CDSC)(b)	24.02%	-0.68%	N/A	5.56%	12/30/02

June 30, 2011	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward Balanced Allocation Fund(p)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	16.39%	2.83%	3.56%	3.14%	12/27/00

Institutional Class	16.96%	3.34%	4.08%	3.65%	12/27/00

Class A (load adjusted)(d)	9.78%	1.77%	N/A	4.07%	09/29/03

Class A (without load)(e)	16.49%	2.98%	N/A	4.87%	09/29/03

Class C (with CDSC)(a)	14.69%	2.31%	N/A	5.09%	12/30/02

Class C (without CDSC)(b)	15.69%	2.31%	N/A	5.09%	12/30/02

Forward Growth & Income Allocation Fund(q)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	18.52%	2.21%	3.21%	2.71%	12/27/00

Institutional Class	19.08%	2.72%	3.72%	3.21%	12/27/00

Class A (load adjusted)(d)	11.79%	1.16%	N/A	4.07%	09/29/03

Class A (without load)(e)	18.64%	2.36%	N/A	4.87%	09/29/03

Class C (with CDSC)(a)	16.91%	1.70%	N/A	5.24%	12/30/02

Class C (without CDSC)(b)	17.91%	1.70%	N/A	5.24%	12/30/02

Forward Growth Allocation Fund(r)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	21.62%	1.14%	2.82%	2.01%	12/27/00

Institutional Class	22.31%	1.63%	3.32%	2.51%	12/27/00

Class A (load adjusted)(d)	14.87%	0.10%	N/A	4.24%	09/29/03

Class A (without load)(e)	21.88%	1.29%	N/A	5.04%	09/29/03

Class C (with CDSC)(a)	20.03%	0.63%	N/A	5.72%	12/30/02

Class C (without CDSC)(b)	21.03%	0.63%	N/A	5.72%	12/30/02

Forward Income & Growth Allocation Fund(s)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	11.87%	3.27%	3.58%	3.40%	12/27/00

Institutional Class	12.42%	3.80%	4.09%	3.90%	12/27/00

Class A (load adjusted)(d)	5.56%	2.21%	N/A	3.46%	09/29/03

Class A (without load)(e)	12.03%	3.43%	N/A	4.25%	09/29/03

Class C (with CDSC)(a)	10.34%	2.77%	N/A	4.19%	12/30/02

Class C (without CDSC)(b)	11.34%	2.77%	N/A	4.19%	12/30/02

7	June 30, 2011

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

See page 9 for important performance disclosure information about the Forward Funds.

Forward Income Allocation Fund(t)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	5.46%	4.34%	3.78%	3.91%	12/27/00

Institutional Class	6.06%	4.87%	4.30%	4.43%	12/27/00

Class A (load adjusted)(f)	1.75%	3.81%	N/A	3.25%	09/29/03

Class A (without load)(e)	5.72%	4.60%	N/A	3.76%	09/29/03

Class C (with CDSC)(a)	3.94%	3.82%	N/A	3.06%	12/30/02

Class C (without CDSC)(b)	4.94%	3.82%	N/A	3.06%	12/30/02

(a) Includes the 1.00% contingent deferred sales charge.

(b) Excludes the 1.00% contingent deferred sales charge.

(c) “Since Inception” performance is not annualized for a “since inception” period that is less than 1 year.

(d) Includes the effect of the maximum 5.75% sales charge.

(e) Excludes sales charge.

(f) Includes the effect of the maximum 3.75% sales charge.

(g) Prior to January 20, 2011 the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund. Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(h) Prior to May 1, 2011 the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund. Prior to September 20, 2010 the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(i) Prior to May 1, 2011 the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund. Prior to September 20, 2010 the Forward Frontier MarketStrat Fund was know as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(j) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(k) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(l) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(m) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(n) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(o) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(p) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(q) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(r) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(s) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(t) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

June 30, 2011	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2011

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

For the Forward CorePlus Fund and the Forward Extended MarketPlus Fund, exposure to the commodities markets may subject a fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

For the Forward Frontier Strategy Fund, usee of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A “non-diversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund.

For the Forward High Yield Bond Fund, use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Investing in lower-rated (‘high yield”) debt securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk.

For the Forward International Equity Fund, foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than the securities of larger, more mature companies.

For the Forward Investment Grade Fixed-Income Fund, a fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. Mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. Mortgage-backed securities are subject to prepayment risk and are subject to extension risk, which is the risk that a fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

For the Forward Strategic Alternatives Fund, alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. A fund’s use of derivative instruments involves risks different from the risks associated with investing directly in securities and certain derivatives may create a risk of loss greater than the amount invested. Derivatives increase volatility and transaction costs and may reduce performance. A fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation. A “nondiversified” fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The net asset value per share of a non-diversified fund can be expected to fluctuate more than that of a comparable diversified fund. A fund that concentrates its investments in opportunities in the real estate industry or otherwise invests in real estate related securities is subject to the risks associated with direct ownership of real estate. Real estate values can fluctuate as a result of general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, increases in interest rates, and defaults by borrowers or tenants. The value of equities that service the real estate business sector may also be affected by such risks.

An investment in the Forward U.S. Government Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

Each Allocation Fund is a fund of funds, which is a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit. Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

9	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD COREPLUS FUND
Investor Class
Actual	$1,000.00	$1,061.10	1.15%	$5.88

Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Institutional Class
Actual	$1,000.00	$1,063.00	0.78%	$3.99

Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Class Z
Actual	$1,000.00	$1,064.00	0.69%	$3.53

Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

FORWARD EXTENDED MARKETPLUS FUND
Investor Class
Actual	$1,000.00	$1,086.00	1.33%	$6.88

Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66

June 30, 2011	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD EXTENDED MARKETPLUS FUND (continued)
Institutional Class
Actual	$1,000.00	$1,088.30	0.93%	$4.82

Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class C
Actual	$1,000.00	$1,082.30	1.83%	$9.45

Hypothetical	$1,000.00	$1,015.72	1.83%	$9.15
Class Z
Actual	$1,000.00	$1,088.80	0.83%	$4.30

Hypothetical	$1,000.00	$1,020.68	0.83%	$4.16

FORWARD FRONTIER STRATEGY FUND
Investor Class
Actual	$1,000.00	$938.90	1.53%	$7.36

Hypothetical	$1,000.00	$1,017.21	1.53%	$7.65
Institutional Class
Actual	$1,000.00	$939.70	1.23%	$5.92

Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class M(c)
Actual	$1,000.00	$942.70	1.22%	$1.88

Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
Class Z
Actual	$1,000.00	$941.30	1.12%	$5.39

Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61

FORWARD HIGH YIELD BOND FUND
Investor Class
Actual	$1,000.00	$1,047.80	1.27%	$6.45

Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Institutional Class
Actual	$1,000.00	$1,050.90	0.86%	$4.37

Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Class C
Actual	$1,000.00	$1,046.40	1.77%	$8.98

Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85
Class Z
Actual	$1,000.00	$1,051.50	0.77%	$3.92

Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

11	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD INTERNATIONAL EQUITY FUND
Investor Class
Actual	$1,000.00	$1,061.40	1.93%	$9.86

Hypothetical	$1,000.00	$1,015.22	1.93%	$9.64
Institutional Class
Actual	$1,000.00	$1,063.40	1.54%	$7.88

Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70
Class Z
Actual	$1,000.00	$1,064.00	1.42%	$7.27

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

FORWARD INVESTMENT GRADE FIXED-INCOME FUND
Investor Class
Actual	$1,000.00	$1,032.90	1.28%	$6.45

Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Institutional Class
Actual	$1,000.00	$1,034.90	0.88%	$4.44

Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41
Class Z
Actual	$1,000.00	$1,035.50	0.78%	$3.94

Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

FORWARD STRATEGIC ALTERNATIVES FUND
Investor Class
Actual	$1,000.00	$1,037.90	1.33%	$6.72

Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
Institutional Class
Actual	$1,000.00	$1,038.60	1.04%	$5.26

Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21
Class Z
Actual	$1,000.00	$1,038.80	0.93%	$4.70

Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

FORWARD U.S. GOVERNMENT MONEY FUND
Investor Class
Actual	$1,000.00	$1,000.10	0.19%	$0.94

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

June 30, 2011	12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD U.S. GOVERNMENT MONEY FUND (continued)
Institutional Class
Actual	$1,000.00	$1,000.10	0.19%	$0.94

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95
Class A
Actual	$1,000.00	$1,000.10	0.19%	$0.94

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95
Class C
Actual	$1,000.00	$1,000.10	0.19%	$0.94

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95
Class Z
Actual	$1,000.00	$1,000.10	0.19%	$0.94

Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,047.10	0.78%	$3.96

Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Institutional Class
Actual	$1,000.00	$1,049.10	0.29%	$1.47

Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45
Class A
Actual	$1,000.00	$1,047.20	0.64%	$3.25

Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21
Class C
Actual	$1,000.00	$1,044.50	1.29%	$6.54

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46

FORWARD BALANCED ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,039.30	0.61%	$3.08

Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06
Institutional Class
Actual	$1,000.00	$1,041.80	0.11%	$0.56

Hypothetical	$1,000.00	$1,024.25	0.11%	$0.55

13	June 30, 2011

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD BALANCED ALLOCATION FUND (continued)
Class A
Actual	$1,000.00	$1,040.10	0.46%	$2.33

Hypothetical	$1,000.00	$1,022.51	0.46%	$2.31
Class C
Actual	$1,000.00	$1,036.20	1.11%	$5.60

Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

FORWARD GROWTH & INCOME ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,042.10	0.67%	$3.39

Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Institutional Class
Actual	$1,000.00	$1,044.70	0.17%	$0.86

Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85
Class A
Actual	$1,000.00	$1,042.30	0.52%	$2.63

Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61
Class C
Actual	$1,000.00	$1,039.70	1.17%	$5.92

Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

FORWARD GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,038.10	0.67%	$3.39

Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Institutional Class
Actual	$1,000.00	$1,040.60	0.17%	$0.86

Hypothetical	$1,000.00	$1,023.95	0.17%	$0.85
Class A
Actual	$1,000.00	$1,038.80	0.52%	$2.63

Hypothetical	$1,000.00	$1,022.22	0.52%	$2.61
Class C
Actual	$1,000.00	$1,035.50	1.17%	$5.90

Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86

June 30, 2011	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2011

	BEGINNING ACCOUNT VALUE 01/01/11	ENDING ACCOUNT VALUE 06/30/11	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/11-06/30/11

FORWARD INCOME & GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,032.60	0.66%	$3.33

Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31
Institutional Class
Actual	$1,000.00	$1,035.00	0.16%	$0.81

Hypothetical	$1,000.00	$1,024.00	0.16%	$0.80
Class A
Actual	$1,000.00	$1,033.20	0.51%	$2.57

Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56
Class C
Actual	$1,000.00	$1,030.10	1.16%	$5.84

Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81

FORWARD INCOME ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,030.60	0.92%	$4.63

Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Institutional Class
Actual	$1,000.00	$1,033.80	0.43%	$2.17

Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16
Class A
Actual	$1,000.00	$1,032.50	0.68%	$3.43

Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Class C
Actual	$1,000.00	$1,028.20	1.43%	$7.19
Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward Frontier Strategy Fund began offering Investor Class shares on May 2, 2011.

15	June 30, 2011

Summary of Portfolio Holdings (Note 11) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD COREPLUS FUND
Corporate Bonds	31.61%

Collateralized Mortgage Obligations	17.70%

Agency Pass-Through Securities	14.02%

U.S. Treasury Bonds & Notes	10.41%

Asset-Backed Securities	9.90%

Municipal Bonds	5.18%

Options Purchased	0.01%

Short-Term Bank Debt Instruments & Net Cash	11.17%
100.00%

FORWARD EXTENDED MARKETPLUS FUND
Corporate Bonds	25.70%

Asset-Backed Securities	15.44%

Agency Pass-Through Securities	13.09%

Collateralized Mortgage Obligations	12.44%

Agency Notes	9.14%

U.S. Treasury Bonds & Notes	7.99%

Municipal Bonds	1.28%

Options Purchased	0.02%

Short-Term Bank Debt Instruments, Short-Term Securities & Net Cash	14.90%
100.00%

FORWARD FRONTIER STRATEGY FUND
Corporate Bonds	30.17%

Agency Pass-Through Securities	14.82%

Common Stocks	14.35%

Collateralized Mortgage Obligations	9.70%

Asset-Backed Securities	7.57%

U.S. Treasury Bonds & Notes	5.06%

Municipal Bonds	3.82%

Exchange-Traded Funds	2.31%

Short-Term Bank Debt Instruments, Short-Term Securities & Net Cash	12.20%
100.00%

FORWARD HIGH YIELD BOND FUND
Consumer Non-Cyclical	26.66%	(a)

Consumer Cyclical	16.72%

Industrials	13.18%

Energy	11.89%

Communications	10.77%

Financials	7.46%

Basic Materials	4.45%

Technology	3.46%

Utilities	2.29%

Special Purpose Entity	0.33%

Short-Term Bank Debt Instruments & Net Cash	2.79%
	100.00%

FORWARD INTERNATIONAL EQUITY FUND
Financials	23.69%

Materials	13.04%

Industrials	12.09%

Energy	10.26%

Consumer Staples	8.50%

Consumer Discretionary	7.89%

Information Technology	7.45%

Health Care	6.40%

Telecommunication Services	5.11%

Utilities	4.89%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	0.68%
	100.00%

FORWARD INVESTMENT GRADE FIXED-INCOME FUND
U.S. Government Agency Securities	29.03%

Corporate Bonds	27.03%

Agency Pass-Through Securities	24.62%

Collateralized Mortgage Obligations	9.00%

Municipal Bonds	5.66%

Asset-Backed Securities	1.61%

June 30, 2011	16

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD INVESTMENT GRADE FIXED-INCOME FUND (continued)

Foreign Government Obligations	1.19%

Short-Term Bank Debt Instruments, Short-Term Securities & Net Cash	1.86%
100.00%

FORWARD STRATEGIC ALTERNATIVES FUND
Structured Notes	28.27%

Exchange-Traded Funds	21.54%

Corporate Bonds	14.39%

Agency Pass-Through Securities	7.63%

Collateralized Mortgage Obligations	6.93%

Municipal Bonds	1.31%

Short-Term Bank Debt Instruments, Short-Term Securities & Net Cash	19.93%
100.00%

FORWARD U.S. GOVERNMENT MONEY FUND
U.S. Government Agency Debt	53.53%
Repurchase Agreements	38.49%
Financial Company Commercial Paper	13.23%

Net Cash	-5.25%
100.00%

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	247	42.20%
Forward International Equity Fund — Lazard Asset Management	179	25.02%
Forward Extended MarketPlus Fund — Forward Management	225	18.04%
Forward Frontier Strategy Fund — Forward Management	150	7.24%
Forward Select EM Dividend Fund — Forward Management	77	5.01%
Forward Strategic Alternatives Fund — Forward Management	70	2.40%
Short-Term Bank Debt Instruments & Net Cash	—	0.09%
		100.00%

FORWARD BALANCED ALLOCATION FUND

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	247	29.86%
Forward Investment Grade Fixed-Income Fund — PIMCO	113	17.62%
Forward High Yield Bond Fund — First Western Capital Management Co.	88	14.71%
Forward International Equity Fund — Lazard Asset Management	179	10.70%
Forward Commodity Long/Short Strategy Fund — Forward Management	228	7.61%
Forward Extended MarketPlus Fund — Forward Management	225	4.98%
Forward Strategic Alternatives Fund — Forward Management	70	4.94%
Forward Frontier Strategy Fund — Forward Management	150	4.89%
Forward EM Corporate Debt Fund — SW Asset Management	60	2.54%

17	June 30, 2011

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD BALANCED ALLOCATION FUND (continued)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Select EM Dividend Fund — Forward Management	77	1.94%
Short-Term Bank Debt Instruments & Net Cash	—	0.21%
		100.00%

FORWARD GROWTH & INCOME ALLOCATION FUND

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	247	29.30%
Forward High Yield Bond Fund — First Western Capital Management Co.	88	13.70%
Forward International Equity Fund — Lazard Asset Management	179	12.60%
Forward Investment Grade Fixed-Income Fund — PIMCO	113	10.66%
Forward Extended MarketPlus Fund — Forward Management	225	9.05%
Forward Commodity Long/Short Strategy Fund — Forward Management	228	7.60%
Forward Frontier Strategy Fund — Forward Management	150	7.37%
Forward Strategic Alternatives Fund — Forward Management	70	4.89%
Forward Select EM Dividend Fund — Forward Management	77	2.58%
Forward EM Corporate Debt Fund — SW Asset Management	60	2.01%
Short-Term Bank Debt Instruments & Net Cash	—	0.24%
		100.00%

FORWARD GROWTH ALLOCATION FUND

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	247	39.82%
Forward International Equity Fund — Lazard Asset Management	179	17.04%
Forward Extended MarketPlus Fund — Forward Management	225	12.06%
Forward Commodity Long/Short Strategy Fund — Forward Management	228	7.60%
Forward Frontier Strategy Fund — Forward Management	150	7.39%
Forward Strategic Alternatives Fund — Forward Management	70	4.90%
Forward Investment Grade Fixed-Income Fund — PIMCO	113	3.87%
Forward Select EM Dividend Fund — Forward Management	77	3.64%
Forward EM Corporate Debt Fund — SW Asset Management	60	2.01%
Forward High Yield Bond Fund — First Western Capital Management Co.	88	1.55%
Short-Term Bank Debt Instruments & Net Cash	—	0.12%
		100.00%
FORWARD INCOME & GROWTH ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	113	28.71%
Forward High Yield Bond Fund — First Western Capital Management Co.	88	24.52%
Forward CorePlus Fund — Forward Management	247	18.08%
Forward Strategic Alternatives Fund — Forward Management	70	7.25%
Forward International Equity Fund — Lazard Asset Management	179	6.24%
Forward Extended MarketPlus Fund — Forward Management	225	4.16%
Forward EM Corporate Debt Fund — SW Asset Management	60	3.46%
Forward Frontier Strategy Fund — Forward Management	150	2.51%
Forward Commodity Long/Short Strategy Fund — Forward Management	228	2.47%

June 30, 2011	18

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD INCOME & GROWTH ALLOCATION FUND (continued)

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Select EM Dividend Fund — Forward Management	77	1.70%
Forward U.S. Government Money Fund — Forward Management	20	0.00%	(b)
Short-Term Bank Debt Instruments & Net Cash	—	0.90%
		100.00%

FORWARD INCOME ALLOCATION FUND

UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	113	64.61%
Forward High Yield Bond Fund — First Western Capital Management Co.	88	29.44%
Forward EM Corporate Debt Fund — SW Asset Management	60	4.99%
Short-Term Bank Debt Instruments & Net Cash	—	0.96%
		100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(b) Less than 0.005%.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2011. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2011 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

19	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 14.02%
Federal Home Loan Mortgage Corp (FHLMC): 2.47%

	FHLMC

$40,581	1.727%, 07/01/30(a)	$40,949

78,313	1.858%, 07/01/29(a)	79,207

45,496	2.129%, 11/01/24(a)	47,639

46,587	2.175%, 02/01/26(a)	48,348

186,921	2.207%, 12/01/21(a)	192,910

21,802	2.250%, 03/01/18(a)	21,940

63,284	2.274%, 04/01/35(a)	65,458

249,085	2.321%, 11/01/25(a)	258,292

60,598	2.351%, 08/01/30(a)	63,032

72,000	2.365%, 08/01/33(a)	73,987

57,100	2.375%, 02/01/21(a)	59,833

203,418	2.375%, 01/01/23(a)	205,151

21,259	2.402%, 10/01/19(a)	21,427

49,242	2.406%, 07/01/28(a)	49,547

7,352	2.421%, 09/01/27(a)	7,708

6,843	2.458%, 12/01/27(a)	7,175

51,905	2.460%, 10/01/30(a)	54,414

21,678	2.500%, 04/01/22(a)	21,962

10,695	2.500%, 05/01/22(a)	10,773

166,095	2.500%, 03/01/32(a)	167,676

27,006	2.553%, 02/01/26(a)	28,494

71,053	2.583%, 12/01/29(a)	74,767

85,244	2.591%, 03/01/34(a)	89,369

2,547	2.600%, 08/01/30(a)	2,556

296,764	2.625%, 12/01/34(a)	299,078

86,080	2.628%, 07/01/32(a)	89,337

35,437	2.642%, 09/01/24(a)	37,260

10,521	2.683%, 01/01/28(a)	11,093

210,113	2.717%, 02/01/37(a)	222,648

22,713	2.729%, 08/01/30(a)	23,921

5,826	2.750%, 10/01/18(a)	6,027

25,356	2.750%, 11/01/29(a)	26,794

8,854	2.778%, 10/01/26(a)	9,052

280,444	2.818%, 01/01/35(a)	281,804

Principal Amount		Value (Note 2)

$97,064	3.043%, 09/01/32(a)	$98,476

9,337	3.250%, 05/01/23(a)	9,375

5,197	3.395%, 10/01/18(a)	5,208

247,931	3.396%, 04/01/36(a)	261,376

635	3.473%, 08/01/18(a)	643

551,569	3.835%, 04/01/30(a)	557,636

26,295	3.885%, 12/01/19(a)	26,429

13,527	4.110%, 03/01/17(a)	13,655

8,206	4.528%, 12/01/30(a)	8,259

26,675	4.615%, 02/01/23(a)	26,761

25,134	4.649%, 07/01/23(a)	26,150

170,760	4.666%, 01/01/37(a)	179,313

5,170	4.825%, 09/01/18(a)	5,430

17,121	4.840%, 05/01/20(a)	18,159

32,595	4.870%, 07/01/25(a)	33,063

39,272	5.944%, 03/01/37(a)	41,791

13,121	6.376%, 10/01/27(a)	13,216

28,703	6.439%, 11/01/25(a)	29,074

		4,053,642

Federal National Mortgage Association (FNMA): 11.55%

	FNMA

165,572	1.219%, 01/01/21(a)	167,391

27,703	1.495%, 04/01/44(a)	27,731

77,079	1.495%, 04/01/44(a)	77,151

51,698	1.495%, 04/01/44(a)	51,741

218,989	1.495%, 09/01/44(a)	219,249

405,394	1.680%, 08/01/33(a)	413,855

178,203	1.695%, 11/01/30(a)	181,078

109,022	1.695%, 11/01/30(a)	110,917

185,314	1.695%, 06/01/40(a)	188,810

235,723	1.695%, 09/01/40(a)	239,204

126,547	1.695%, 10/01/40(a)	128,813

84,710	1.695%, 10/01/40(a)	86,221

114,968	1.765%, 08/01/28(a)	118,117

19,409	1.779%, 09/01/27(a)	20,118

June 30, 2011	20	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 11.55%

$168,789	1.813%, 05/01/33(a)	$174,342

614,503	1.821%, 08/01/34(a)	635,317

29,930	1.848%, 09/01/23(a)	30,618

80,613	1.863%, 05/01/32(a)	83,217

51,580	1.875%, 06/01/19(a)	52,596

121,023	1.883%, 02/01/20(a)	123,107

392,945	1.955%, 06/01/35(a)	400,794

319,330	1.966%, 01/01/35(a)	331,355

20,851	1.994%, 07/01/21(a)	21,162

114,033	2.023%, 08/01/34(a)	118,614

113,588	2.030%, 04/01/36(a)	119,561

52,760	2.032%, 11/01/21(a)	53,637

98,587	2.035%, 09/01/35(a)	103,067

453,196	2.035%, 09/01/35(a)	473,748

10,705	2.041%, 12/01/24(a)	11,009

15,808	2.055%, 06/01/33(a)	16,371

191,255	2.065%, 07/01/35(a)	200,828

71,971	2.066%, 08/01/34(a)	75,512

117,864	2.072%, 04/01/36(a)	124,165

295,463	2.077%, 09/01/34(a)	310,102

19,817	2.085%, 10/01/15(a)	19,856

94,063	2.085%, 01/01/36(a)	97,850

76,376	2.115%, 01/01/23(a)	78,935

170,389	2.120%, 11/01/32(a)	178,453

107,576	2.124%, 01/01/36(a)	113,091

79,055	2.125%, 01/01/19(a)	80,636

343,630	2.135%, 05/01/36(a)	356,523

215,210	2.143%, 07/01/19(a)	223,595

3,957	2.143%, 01/01/29(a)	4,164

39,314	2.190%, 01/01/26(a)	40,855

27,285	2.213%, 05/01/36(a)	28,669

133,759	2.225%, 04/01/33(a)	139,400

16,260	2.230%, 04/01/22(a)	16,478

384,365	2.287%, 06/01/18(a)	394,346

349,203	2.290%, 01/01/33(a)	363,985

Principal Amount		Value (Note 2)

$126,997	2.314%, 10/01/34(a)	$131,818

86,590	2.322%, 12/01/35(a)	89,015

18,675	2.325%, 05/01/22(a)	18,839

7,055	2.342%, 03/01/23(a)	7,366

168,514	2.346%, 01/01/19(a)	169,081

2,860,266	2.361%, 11/01/35(a)	2,987,396

16,492	2.375%, 01/01/26(a)	16,622

12,400	2.375%, 02/01/33(a)	12,995

54,912	2.377%, 08/01/30(a)	57,561

84,725	2.379%, 09/01/23(a)	87,730

65,408	2.386%, 05/01/24(a)	68,926

155,222	2.390%, 02/01/32(a)	156,040

149,301	2.401%, 05/01/32(a)	149,428

68,467	2.406%, 02/01/33(a)	71,745

14,342	2.420%, 12/01/22(a)	15,015

275,711	2.429%, 05/01/35(a)	289,110

50,229	2.435%, 01/01/32(a)	50,373

85,062	2.448%, 12/01/34(a)	89,067

14,811	2.450%, 07/01/29(a)	14,954

51,387	2.453%, 09/01/25(a)	51,930

71,258	2.465%, 04/01/33(a)	74,709

392,281	2.473%, 02/01/35(a)	412,286

15,484	2.518%, 09/01/31(a)	16,269

102,317	2.521%, 06/01/33(a)	106,278

86,490	2.525%, 12/01/34(a)	90,593

69,620	2.535%, 08/01/30(a)	73,567

250,747	2.540%, 06/01/32(a)	251,127

7,029	2.550%, 07/01/26(a)	7,419

48,386	2.552%, 08/01/22(a)	51,120

13,072	2.555%, 07/01/33(a)	13,717

168,558	2.571%, 07/01/35(a)	177,502

143,603	2.585%, 11/01/30(a)	150,643

38,084	2.588%, 05/01/35(a)	40,178

68,396	2.595%, 08/01/33(a)	71,544

95,036	2.611%, 10/01/33(a)	99,724

See Notes to Financial Statements	21	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 11.55%

$115,497	2.652%, 12/01/35(a)	$121,982

14,866	2.674%, 03/01/27(a)	14,970

111,028	2.702%, 01/01/35(a)	112,447

84,316	2.702%, 06/01/38(a)	86,968

99,972	2.719%, 08/01/33(a)	103,594

116,904	2.750%, 09/01/33(a)	118,253

52,637	2.751%, 05/01/34(a)	55,259

128,659	2.756%, 12/01/24(a)	135,960

5,934	2.815%, 01/01/18(a)	6,049

150,358	2.906%, 09/01/33(a)	157,714

674,771	2.943%, 08/01/35(a)	705,576

169,837	3.014%, 11/01/36(a)	173,956

64,377	3.097%, 09/01/20(a)	65,595

9,972	3.250%, 05/01/16(a)	10,305

123,746	3.498%, 06/01/26(a)	129,324

46,258	3.730%, 11/01/20(a)	47,549

10,911	3.835%, 07/01/20(a)	10,955

2,767,531	4.000%, 08/01/24	2,888,768

2,617	4.095%, 04/01/17(a)	2,619

10,631	4.308%, 11/01/27(a)	10,900

17,379	4.309%, 04/01/25(a)	17,557

4,074	4.327%, 01/01/19(a)	4,104

1,944	4.345%, 08/01/20(a)	1,959

5,377	4.464%, 06/01/25(a)	5,518

2,686	4.605%, 12/01/17(a)	2,700

109,567	4.723%, 01/01/18(a)	112,676

10,413	4.768%, 07/01/17(a)	10,455

1,265	4.810%, 04/01/18(a)	1,295

365	4.823%, 06/01/24(a)	373

5,917	4.908%, 07/01/24(a)	6,054

44,237	5.076%, 04/01/37(a)	46,988

1,921	5.206%, 01/01/25(a)	2,047

2,651	5.969%, 11/01/23(a)	2,730

		18,971,240

	Total Agency Pass-Through Securities (Cost $22,965,595)	23,024,882

Principal Amount		Value (Note 2)

ASSET-BACKED SECURITIES: 9.90%

	Brazos Higher Education Authority, Series 2010-1, Class A1

$2,834,311	1.212%, 11/25/22(a)	$2,831,352

	Capital One Multi-Asset Execution Trust, Series 2008-A8, Class A8

5,000,000	0.217%, 04/15/16(a)	4,985,685

	Chase Issuance Trust, Series 2008-A6

2,813,000	1.387%, 05/15/15(a)	2,870,717

	CIT Education Loan Trust, Series 2005-1, Class A2

1,368,055	0.337%, 03/15/22(a)	1,362,063

	MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10

1,500,000	0.247%, 11/16/15(a)	1,497,974

	Northstar Education Finance, Inc., Class A1

2,481,098	0.373%, 10/25/26(a)	2,468,315

	Wachovia Auto Loan Owner Trust, Series 2007-1, Class D

250,000	5.650%, 02/20/13	250,637

	Total Asset-Backed Securities (Cost $16,265,397)	16,266,743

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.70%
Collateralized Mortgage Obligations-Other: 6.67%

	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F

919,857	5.440%, 09/15/30	953,868

	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A3

2,918,531	5.120%, 08/15/38(a)	2,983,007

	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4

4,904,271	4.879%, 10/12/13(a)	5,187,302

	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2

1,784,736	4.960%, 07/12/38	1,827,573

		10,951,750

June 30, 2011	22	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA): 5.67%

	FNMA, REMICS

$4,846,853	2.750%, 09/15/40	$4,821,475

60,000	5.000%, 06/15/30	63,124

4,103,959	5.000%, 07/25/50	4,423,415

		9,308,014

Government National Mortgage Association (GNMA): 5.36%

	GNMA

47,854	1.875%, 06/20/34(a)	49,279

25,258	2.000%, 10/20/29(a)	26,035

95,375	2.000%, 11/20/32(a)	98,311

29,859	2.125%, 11/20/26(a)	30,797

2,499	2.125%, 12/20/28(a)	2,578

51,162	2.250%, 01/20/30(a)	52,907

21,662	2.250%, 03/20/30(a)	22,401

9,555	2.375%, 03/20/28(a)	9,891

57,300	2.500%, 03/20/31(a)	59,374

47,481	2.625%, 07/20/30(a)	49,245

22,525	2.625%, 08/20/30(a)	23,362

38,134	2.625%, 09/20/32(a)	39,551

135,506	4.000%, 07/20/24	143,233

	GNMA, Class A

533,986	2.017%, 11/16/28(a)	539,267

	GNMA, Class UA

2,740,871	4.000%, 07/16/39	2,913,839

	GNMA, Class WJ

4,432,035	4.500%, 08/20/38	4,753,327

		8,813,397

	Total Collateralized Mortgage Obligations (Cost $28,774,960)	29,073,161

CORPORATE BONDS: 31.61%
Consumer, Non-Cyclical: 0.19%

	Eli Lilly & Co., Sr. Unsec. Notes

300,000	3.550%, 03/06/12	306,609

Principal Amount		Value (Note 2)

Financials: 31.10%

	Bank of America Corp., Sr. Unsec. Notes

$750,000	0.577%, 09/15/14(a)	$723,436

	Barclays Bank Plc, Sr. Unsec. Notes

2,600,000	0.000%, 06/25/12(b)	2,623,400

3,000,000	4.250%, 02/09/21(a)	2,953,419

	BNP Paribas, Gtd. Notes

2,500,000	1.190%, 01/10/14(a)	2,483,378

	Federal Realty Investment Trust, Sr. Unsec. Notes

500,000	5.400%, 12/01/13	538,200

	Fifth Third Bank, Sr. Unsec. Notes

470,000	0.371%, 05/17/13(a)	462,866

	Flatley Hospitality Llc, Notes

600,000	0.220%, 02/01/43(a)	600,000

	GFRE Holdings Llc, Bonds

1,865,000	0.220%, 12/01/49(a)	1,865,000

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

5,000,000	0.697%, 03/22/16(a)	4,720,649

	High Track Llc, Sec. Notes, Series 05-A

8,495,000	0.220%, 01/01/45(a)	8,495,000

	HSBC Finance Corp., Sr. Unsec. Notes

5,000,000	0.684%, 06/01/16(a)	4,745,640

	Jaxon Arbor Llc, Bonds

1,125,000	0.220%, 12/01/37(a)	1,125,000

	JP Morgan Chase Bank NA, Sub. Notes

3,200,000	0.580%, 06/13/16(a)	2,999,437

	Lloyds TSB Bank Plc, Sr. Unsec. Notes

3,074,000	2.624%, 01/24/14(a)	3,119,065

	Morgan Stanley, Sr. Unsec. Notes

5,000,000	0.726%, 10/18/16(a)	4,608,870

	National City Bank, Sub. Notes

200,000	0.622%, 06/07/17(a)	187,655

	RMD Note Issue, Llc, Sec. Notes, Series 05-A

165,000	0.220%, 06/01/45(a)	165,000

	UBS AG, Stamford CT, Sr. Unsec. Notes

4,000,000	1.273%, 01/28/14(a)	4,020,280

See Notes to Financial Statements	23	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Financials (continued): 31.10%

	Wells Fargo Bank NA, Sub. Notes

$5,000,000	0.471%, 05/16/16(a)	$4,663,900

		51,100,195

Utilities: 0.32%

	Enel Finance International NV, Gtd. Notes

500,000	5.700%, 01/15/13(b)	526,641

	Total Corporate Bonds (Cost $52,140,023)	51,933,445

MUNICIPAL BONDS: 5.18%

	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1

1,000,000	3.532%, 01/01/41(a)	1,007,870

	Florida Housing Finance Corp., Revenue Bonds, Taxable Housing (Ashton Lake Apartments LP), Series U-2

100,000	7.150%, 01/01/13	100,275

	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A

4,000,000	0.978%, 10/15/12(a)	3,982,959

	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III

300,000	1.770%, 10/01/13	300,129

	Grand Prairie Independent School District, Pre-refunded, Capital Appreciation Bonds, Series A

50,000	5.800%, 02/15/23	50,305

	Kentucky Asset Liability Commission, General Funding Revenue Bonds

510,000	2.211%, 04/01/13	515,483

2,000,000	2.939%, 04/01/14	2,043,280

	Phoenix Arizona Civic Improvement Corp., Revenue Bonds, Transit Excise Tax (Light Rail Project)

250,000	5.000%, 07/01/11	250,000

Principal Amount		Value (Note 2)

	San Francisco City and County, General Obligation Unlimited

$250,000	5.000%, 06/15/13	$266,880

	Total Municipal Bonds (Cost $8,416,627)	8,517,181

U.S. TREASURY BONDS & NOTES: 10.41%

	U.S. Treasury Notes

5,000,000	1.000%, 08/31/11	5,008,595

4,000,000	1.125%, 12/15/11	4,018,908

4,000,000	1.375%, 03/15/12(c)	4,034,844

4,000,000	1.375%, 05/15/12(c)	4,040,940

	Total U.S. Treasury Bonds & Notes (Cost $17,101,930)	17,103,287

Contracts

OPTIONS PURCHASED: 0.01%

10,000	S&P 500 Index , Expiration: July 2011 at $1,256.14 Put	22,832

	Total Options Purchased (Cost $249,908)	22,832

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 5.43%
	Citibank-New York

$6,849,823	0.030%, due 07/01/11	6,849,823

	Wells Fargo Bank & Co.-San Francisco

2,067,221	0.030%, due 07/01/11	2,067,221

	Total Short -Term Bank Debt Instruments (Cost $8,917,044)	8,917,044

	Total Investments: 94.26% (Cost $154,831,484)	154,858,575

	Net Other Assets and Liabilities: 5.74%	9,427,586

	Net Assets: 100.00%	$164,286,161

June 30, 2011	24	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,150,041, representing 1.92% of net assets.

(c) Security, or portion of security, is being held as collateral for swap contracts.

(d) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital Q-GSP Large Cap US Excess Return Index	—	Total Return	01/31/12	7,134,532	$17,121
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	01/31/12	7,942,151	39,440
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	9,750,000	124,755
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	—	Total Return	01/31/12	3,999,541	(2,490)
Barclays Capital	Barclays Capital Q-VOLTAS US Excess Return Index	—	Total Return	01/31/12	7,732,595	85,868
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	3,500,000	35,366
BNP Paribas	BNP GURU US Long/Short Excess Return Index Bullet	75 Bps	Total Return	06/29/12	4,194,426	(10,210)
BNP Paribas	BNP GURU US Long/Short Excess Return Index Bullet	75 Bps	Total Return	07/20/12	1,325,000	29,902
BNP Paribas	BNP S&P 500 Total Return Bullet	1-month LIBOR plus 14 Bps	Total Return	06/29/12	115,614,015	4,649,618
BNP Paribas	BNP S&P 500 Total Return Bullet	1-month LIBOR plus 14 Bps	Total Return	07/26/11	43,946,391	1,407,852
Credit Suisse	Credit Suisse Rolling Optimized Carry Index Bullet(d)	—	Total Return	07/20/12	4,000,000	(537)
Credit Suisse	Credit Suisse Term Premium Index(d)	70 Bps	Total Return	07/20/12	6,375,000	4,593
Credit Suisse	Credit Suisse Volatility Index(d)	45 Bps	Total Return	07/20/12	7,750,000	(5,613)
					223,263,651	$6,375,665

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sub. — Subordinated

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	25	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

AGENCY NOTES: 9.14%
Federal Farm Credit Bank (FFCB): 3.01%

	FFCB, Bonds

$5,000,000	2.875%, 06/03/19	$4,917,065

Federal National Mortgage Association (FNMA): 6.13%

	FNMA, Notes

10,000,000	1.000%, 09/17/15 (a)	10,022,940

	Total Agency Notes (Cost $14,960,526)	14,940,005

AGENCY PASS-THROUGH SECURITIES: 13.09%
Federal Home Loan Mortgage Corp (FHLMC): 4.55%

	FHLMC

10,055	1.625%, 12/01/17(b)	10,285

24,585	1.891%, 06/01/20(b)	25,462

111,852	2.007%, 12/01/35(b)	118,163

5,044	2.103%, 01/01/26(b)	5,188

95,151	2.106%, 12/01/35(b)	99,572

107,160	2.121%, 02/01/36(b)	111,846

42,311	2.133%, 10/01/28(b)	43,906

143,999	2.365%, 08/01/33(b)	147,974

5,068	2.375%, 11/01/22(b)	5,103

26,679	2.386%, 05/01/33(b)	27,900

5,578	2.415%, 09/01/30(b)	5,848

8,905	2.421%, 09/01/27(b)	9,337

61,853	2.423%, 09/01/28(b)	64,711

8,289	2.458%, 12/01/27(b)	8,691

35,499	2.460%, 02/01/34(b)	37,169

148,091	2.462%, 07/01/30(b)	155,803

77,939	2.468%, 02/01/35(b)	81,632

1,135	2.471%, 03/01/24(b)	1,146

13,144	2.475%, 02/01/32(b)	13,779

20,852	2.475%, 02/01/35(b)	21,063

424,305	2.479%, 09/01/33(b)	425,462

40,111	2.500%, 02/01/33(b)	42,029

49,575	2.500%, 05/01/36(b)	52,174

8,874	2.511%, 12/01/27(b)	9,320

8,921	2.517%, 10/01/31(b)	8,949

Principal Amount		Value (Note 2)

$34,170	2.519%, 07/01/31(b)	$36,011

14,678	2.535%, 04/01/32(b)	14,750

53,046	2.542%, 11/01/28(b)	55,697

17,215	2.547%, 03/01/33(b)	17,998

9,117	2.563%, 01/01/24(b)	9,172

9,870	2.586%, 10/01/32(b)	9,920

24,710	2.595%, 07/01/33(b)	24,883

20,867	2.606%, 09/01/30(b)	22,010

180,052	2.617%, 03/01/32(b)	189,236

77,105	2.632%, 08/01/35(b)	80,374

21,773	2.667%, 08/01/32(b)	22,779

131,883	2.698%, 04/01/33(b)	132,100

18,674	2.721%, 03/01/19(b)	19,104

22,279	2.729%, 11/01/26(b)	23,080

83,046	2.750%, 04/01/18(b)	85,962

156,903	2.776%, 09/01/31(b)	157,397

15,402	2.800%, 05/01/35(b)	16,181

17,294	2.946%, 02/01/31(b)	18,225

58,878	3.026%, 01/01/29(b)	61,874

33,197	3.194%, 05/01/24(b)	33,578

5,761	3.499%, 06/01/19(b)	5,819

105,663	3.577%, 01/01/37(b)	111,098

5,976	3.578%, 10/01/22(b)	6,290

26,459	3.736%, 06/01/18(b)	26,495

23,656	5.440%, 06/01/37(b)	25,179

32,728	5.465%, 06/01/35(b)	34,818

78,219	5.614%, 11/01/30(b)	80,996

15,387	6.123%, 09/01/36(b)	16,214

19,668	6.462%, 01/01/37(b)	20,697

	FHLMC, Gold

64,276	2.002%, 07/01/29(b)	66,738

38,480	2.375%, 10/01/26(b)	40,190

7,686	2.382%, 07/01/19(b)	7,713

3,186	2.401%, 12/01/22(b)	3,329

18,206	2.441%, 01/01/31(b)	18,293

June 30, 2011	26	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corp (FHLMC) (continued): 4.55%

$3,141	2.478%, 03/01/17(b)	$3,148

30,085	2.500%, 02/01/25(b)	30,292

25,691	2.556%, 09/01/30(b)	26,884

4,430	2.683%, 01/01/28(b)	4,671

67,017	2.864%, 06/01/35(b)	67,119

37,498	4.308%, 10/01/20(b)	39,367

3,911,804	5.000%, 08/01/20	4,229,129

7,841	5.504%, 08/01/24(b)	8,417

		7,435,739

Federal National Mortgage Association (FNMA): 8.54%

	FNMA

82,335	0.973%, 09/01/22(b)	83,093

7,644	1.375%, 06/01/21(b)	7,558

31,772	1.673%, 01/01/31(b)	32,313

214,543	1.678%, 06/01/40(b)	218,591

7,890	1.678%, 07/01/40(b)	8,043

72,520	1.678%, 11/01/40(b)	73,724

9,885	1.696%, 09/01/33(b)	10,161

20,980	1.723%, 03/01/28(b)	21,684

16,532	1.751%, 11/01/33(b)	17,180

23,510	1.779%, 09/01/27(b)	24,368

8,163	1.794%, 11/01/33(b)	8,441

12,966	1.856%, 12/01/24(b)	13,335

20,153	1.863%, 05/01/32(b)	20,804

65,082	1.875%, 10/01/34(b)	67,575

29,695	1.879%, 08/01/33(b)	30,756

41,775	1.899%, 01/01/35(b)	43,175

19,339	1.923%, 01/01/20(b)	20,098

29,160	1.984%, 01/01/35(b)	30,674

190,882	1.988%, 02/01/33(b)	199,239

74,920	2.004%, 11/01/35(b)	78,549

88,308	2.004%, 05/01/36(b)	92,531

27,558	2.014%, 01/01/23(b)	28,482

32,273	2.018%, 11/01/33(b)	33,825

30,748	2.027%, 04/01/36(b)	32,365

Principal Amount		Value (Note 2)

$83,755	2.028%, 06/01/35(b)	$87,897

32,609	2.048%, 03/01/36(b)	34,148

91,906	2.050%, 05/01/33(b)	95,180

108,546	2.050%, 11/01/34(b)	113,744

48,803	2.050%, 05/01/35(b)	51,241

19,743	2.050%, 04/01/36(b)	20,636

98,147	2.064%, 05/01/29(b)	100,048

59,560	2.070%, 11/01/35(b)	62,490

17,398	2.093%, 04/01/18(b)	17,849

19,791	2.104%, 11/01/18(b)	20,003

140,231	2.135%, 12/01/34(b)	144,910

234,074	2.160%, 06/01/35(b)	241,275

16,969	2.170%, 04/01/18(b)	17,221

67,934	2.171%, 04/01/36(b)	71,118

62,576	2.198%, 02/01/25(b)	64,629

13,167	2.225%, 08/01/29(b)	13,708

422,095	2.231%, 11/01/35(b)	437,200

80,456	2.234%, 02/01/35(b)	83,698

93,315	2.256%, 04/01/34(b)	97,349

36,411	2.260%, 06/01/33(b)	36,643

69,002	2.265%, 12/01/32(b)	72,069

159,788	2.265%, 03/01/33(b)	164,642

116,943	2.270%, 11/01/34(b)	122,339

39,369	2.275%, 10/01/32(b)	40,693

12,846	2.301%, 11/01/17(b)	13,380

25,719	2.327%, 04/01/33(b)	26,895

122,292	2.335%, 07/01/34 (b)	128,144

85,622	2.337%, 07/01/35(b)	89,972

18,320	2.350%, 12/01/32(b)	19,205

55,902	2.358%, 01/01/33(b)	58,553

57,600	2.375%, 04/01/32(b)	58,259

27,474	2.375%, 03/01/35(b)	28,861

7,393	2.376%, 05/01/32(b)	7,432

15,030	2.379%, 12/01/32(b)	15,735

9,850	2.383%, 04/01/33(b)	10,307

See Notes to Financial Statements	27	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 8.54%

$11,405	2.388%, 01/01/25(b)	$11,526

59,911	2.390%, 04/01/33(b)	62,800

96,189	2.393%, 02/01/33(b)	99,129

36,448	2.404%, 01/01/33(b)	38,090

5,561	2.404%, 07/01/29(b)	5,615

28,557	2.412%, 10/01/35(b)	29,808

63,501	2.416%, 07/01/33(b)	66,698

57,413	2.423%, 05/01/33(b)	58,312

22,298	2.449%, 06/01/32(b)	23,437

65,672	2.450%, 12/01/34(b)	65,731

126,328	2.452%, 07/01/29(b)	127,550

7,641	2.462%, 05/01/33(b)	8,012

76,126	2.495%, 07/01/33(b)	76,854

66,900	2.506%, 03/01/38(b)	70,066

163,978	2.513%, 02/01/37(b)	172,313

109,752	2.520%, 05/01/31(b)	110,379

54,306	2.521%, 03/01/35(b)	57,100

48,659	2.528%, 12/01/35(b)	49,483

38,765	2.531%, 09/01/39(b)	40,647

125,081	2.535%, 07/01/33(b)	126,287

21,997	2.578%, 09/01/33(b)	23,204

14,764	2.631%, 07/01/34(b)	15,531

108,485	2.635%, 10/01/36(b)	109,687

16,580	2.642%, 07/01/28(b)	17,464

68,936	2.675%, 11/01/34(b)	72,477

103,609	2.710%, 07/01/28(b)	108,809

62,128	2.749%, 01/01/28(b)	65,711

53,224	2.750%, 10/01/17(b)	53,753

37,434	2.750%, 10/01/33(b)	37,754

210,041	2.796%, 06/01/36(b)	212,887

45,711	2.827%, 12/01/30(b)	48,268

4,738	2.875%, 09/01/17(b)	4,786

50,371	3.074%, 04/01/40(b)	53,120

7,406	3.179%, 04/01/33(b)	7,747

165,443	3.414%, 11/01/29(b)	167,662

Principal Amount		Value (Note 2)

$5,978	3.963%, 10/01/27(b)	$6,158

3,805,099	4.500%, 07/01/20	4,074,662

2,445	5.020%, 02/01/18(b)	2,426

90,184	5.026%, 02/01/35(b)	95,128

1,678,880	5.140%, 01/01/16	1,840,885

145,722	5.230%, 06/01/17(b)	151,422

1,408,336	5.500%, 01/01/15	1,533,367

90,898	6.165%, 04/01/32(b)	91,736

		13,958,518

	Total Agency Pass-Through Securities (Cost $21,275,866)	21,394,257

ASSET-BACKED SECURITIES: 15.44%
	Bank of America Credit Card Trust, Series 2006-A13

4,140,000	0.207%, 05/16/16(b)	4,124,156

	Citibank Credit Card Issuance Trust, Series 2005-A3

3,218,000	0.256%, 04/24/14(b)	3,217,440

	Discover Card Master Trust, Series 2009-A1

5,000,000	1.487%, 12/15/14(b)	5,059,590

	GCO Education Loan Funding Trust, Class A5L

2,986,206	0.377%, 05/25/21(b)	2,973,670

	Impac CMB Trust, Class A

714,866	5.730%, 01/25/33(b)	724,804

	Northstar Education Finance, Inc., Revenue Bonds

5,000,000	0.463%, 04/29/19(b)	4,956,250

	Wachovia Auto Loan Owner Trust, Series 2007-1, Class D

250,000	5.650%, 02/20/13	250,637

	Wachovia Student Loan Trust, Series 2006-1, Class A4

1,750,000	0.354%, 04/25/23(b)(c)	1,736,280

	World Financial Network Credit Card Master Trust, Series 2010-A, Class B

2,000,000	6.750%, 04/15/19	2,199,534

	Total Asset-Backed Securities (Cost $25,204,315)	25,242,361

June 30, 2011	28	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS: 12.44%
Collateralized Mortgage Obligations-Other: 7.27%

	Bank of America Commercial Mortgage, Inc., Series 2005-2, Class A4

$1,894,395	4.783%, 07/10/43	$1,936,042

	Chase Issuance Trust, Series 2008-A6

5,000,000	1.387%, 05/15/15(b)	5,102,590

	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class ASB

922,979	5.220%, 07/15/44(b)	981,540

	Commercial Mortgage Asset Trust, Class B

1,900,000	7.230%, 01/17/32	2,076,352

	Countrywide Alternative Loan Trust, Series 2002-18, Class A2

400,385	5.250%, 02/25/33	405,771

	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5

1,350,000	4.654%, 01/12/37	1,389,091

		11,891,386

Federal National Mortgage Association (FNMA): 5.17%

	FNMA, REMICS

4,497,451	4.000%, 04/25/27	4,691,727

3,512,472	4.500%, 06/25/21	3,757,966

		8,449,693

	Total Collateralized Mortgage Obligations (Cost $20,356,454)	20,341,079

CORPORATE BONDS: 25.70%
Communications: 0.64%

	McGraw-Hill Cos., Inc., Sr. Unsec. Notes

1,000,000	5.375%, 11/15/12	1,049,208

Consumer, Non-cyclical: 0.22%

	Eli Lilly & Co., Sr. Unsec. Notes

350,000	3.550%, 03/06/12	357,711

Principal Amount		Value (Note 2)

Financials: 21.82%

	Bank of America Corp., Series 1999-3, Class B5

$5,000,000	0.541%, 10/14/16(b)	$4,626,220

	Barclays Bank Plc, Sr. Unsec. Notes

2,500,000	0.000%, 06/25/12(c)	2,522,500

1,300,000	4.250%, 02/09/21(b)	1,279,815

	Citigroup, Inc., Sr. Unsec. Notes

5,000,000	0.377%, 03/07/14(b)	4,819,445

	General Electric Capital Corp., Sr. Unsec. Notes

5,000,000	0.507%, 09/15/14(b)	4,918,100

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

5,000,000	0.674%, 07/22/15(b)	4,750,505

	Morgan Stanley, Sr. Unsec. Bonds

5,000,000	5.000%, 09/22/19(b)	5,086,759

	SLM Corp., Sr. Unsec. Notes, Series BEd

1,259,000	4.932%, 06/15/13(b)	1,257,451

	Vornado Realty LP, Sr. Unsec. Notes

1,500,000	4.250%, 04/01/15	1,557,627

	Wells Fargo & Co., Sr. Unsec. Notes

5,000,000	0.473%, 10/28/15(b)	4,837,585
		35,656,007

Technology: 3.02%

	CA, Inc., Sr. Unsec. Notes

2,000,000	6.125%, 12/01/14	2,244,894

	Pitney Bowes, Inc., Sr. Unsec. Notes

2,500,000	5.000%, 03/15/15	2,689,353

		4,934,247

	Total Corporate Bonds (Cost $41,454,545)	41,997,173

MUNICIPAL BONDS: 1.28%

	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds

520,000	2.700%, 12/01/14	528,133

See Notes to Financial Statements	29	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS (continued): 1.28%

	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III

$300,000	1.770%, 10/01/13	$300,129

	Mount Diablo California Unified School District, General Obligation Unlimited Taxable Bonds, Series B

1,000,000	3.009%, 08/01/15	1,009,130

	Phoenix Civic Improvement Corp., Transit Excise Tax Revenue Bonds

250,000	5.000%, 07/01/11	250,000

	Total Municipal Bonds (Cost $2,073,379)	2,087,392

U.S. TREASURY BONDS & NOTES: 7.99%

	U.S. Treasury Notes

4,000,000	1.000%, 09/30/11(d)	4,009,844

5,000,000	1.000%, 12/31/11(d)	5,022,460

4,000,000	1.125%, 01/15/12(d)	4,022,188

	Total U.S. Treasury Bonds & Notes (Cost $13,041,462)	13,054,492

Contracts
PURCHASED OPTIONS: 0.02%

10,000	Russell 2000 Index , Expiration: July 2011 at $795.00 Put	35,500

	Total Purchased Options (Cost $253,109)	35,500

Par Value

SHORT-TERM SECURITIES: 6.11%
	JPMorgan Chase & Co., Discount Notes

$6,000,000	0.152%, due 07/08/11(e)	5,999,825

	U. S. Treasury Bills, Discount Notes

4,000,000	0.188%, due 06/28/12(e)	3,992,752

	Total Short-Term Securities (Cost 9,992,262)	9,992,577

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.62%
	Wells Fargo Bank & Co.-San Francisco

$9,190,878	0.030%, due 07/01/11	$9,190,878

	Total Short-Term Bank Debt Instruments (Cost 9,190,878)	9,190,878

	Total Investments: 96.83% (Cost 157,802,796)	158,275,714

	Net Other Assets and Liabilities: 3.17%	5,189,161

	Net Assets: 100.00%	$163,464,875

(a) Represents a step bond. Rate disclosed is as of June 30, 2011.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,258,780, representing 2.61% of net assets.

(d) Security, or portion of security, is being held as collateral for swap contracts.

(e) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(f) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

June 30, 2011	30	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	4,000,000	$40,418
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	01/31/12	7,692,248	38,199
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/26/12	9,250,000	118,357
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	—	Total Return	01/31/12	3,249,627	(2,023)
Barclays Capital	Barclays Capital Q-GSP Large Cap US Excess Return Index	—	Total Return	01/31/12	7,550,558	18,119
Barclays Capital	Barclays Capital Q-VOLTAS US Excess Return Index	—	Total Return	01/31/12	7,623,632	84,658
BNP Paribas	BNP GURU US Long/Short Excess Return Index Bullet	75 Bps	Total Return	06/29/12	4,671,807	(11,371)
BNP Paribas	BNP GURU US Long/Short Excess Return Index Bullet	75 Bps	Total Return	07/20/12	650,000	14,669
BNP Paribas	BNP Russell 2500 TR Index Bullet	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	114,336,248	6,367,945
BNP Paribas	BNP Russell 2500 TR Index Bullet	1-month LIBOR minus 5.5 Bps	Total Return	09/30/13	41,446,412	1,282,352
Credit Suisse	Credit Suisse Rolling Optimized Carry Index Bullet(f)	—	Total Return	07/20/12	3,750,000	(504)
Credit Suisse	Credit Suisse Term Premium Index(f)	70 Bps	Total Return	07/20/12	6,000,000	4,324
Credit Suisse	Credit Suisse Volatility Index(f)	45 Bps	Total Return	07/20/12	7,725,000	(5,595)
					217,945,532	$7,949,548

Investment Abbreviations:

Bps — Basis Points

LIBOR — London Interbank Offered Rate

Sr. — Senior

Unsec. — Unsecured

REMICS — Real Estate Mortgage Investment Conduits

See Notes to Financial Statements	31	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Shares		Value (Note 2)

COMMON STOCKS: 14.35%
Commercial Banks: 4.22%

33,794	Banco Macro SA, ADR	$1,275,386

62,000	Banque Audi sal- Audi Saradar Group, GDR	452,600

38,451	BBVA Banco Frances SA, ADR	396,045

37,800	BLOM Bank SAL, GDR	321,300

67,400	Grupo Financiero Galicia SA, ADR	912,596

73,425	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	657,154

25,100	Kazkommertsbank, GDR(a)	138,050

		4,153,131

Diversified Telecommunication Services: 1.98%

74,850	Telecom Argentina SA, ADR	1,950,591

Oil & Gas: 3.21%

70,000	YPF SA, Sponsored ADR	3,153,499

Oil, Gas & Consumable Fuels: 3.59%

147,000	KazMunaiGas Exploration Production, GDR	2,925,300

31,190	Petrobras Energia SA, ADR	604,150

		3,529,450

Real Estate: 1.35%

75,700	SOLIDERE, GDR	1,325,507

	Total Common Stocks (Cost $12,265,690)	14,112,178

EXCHANGE-TRADED FUNDS: 2.31%

108,631	Market Vectors Vietnam ETF	2,266,043

	Total Exchange-Traded Funds (Cost $2,709,401)	2,266,043

Principal Amount

AGENCY PASS-THROUGH SECURITIES: 14.82%
Federal Home Loan Mortgage Corp (FHLMC): 4.94%

	FHLMC

$604,446	1.005%, 03/01/30(b)	614,127

680,025	1.005%, 02/01/30(b)	689,417

492,933	1.124%, 04/01/30(b)	501,667

33,488	2.106%, 01/01/36(b)	34,900

104,175	2.292%, 08/01/19(b)	108,101

79,106	2.356%, 06/01/30(b)	82,393

51,065	2.423%, 09/01/28(b)	53,425

Principal Amount		Value (Note 2)

$31,226	2.474%, 11/01/32(b)	$32,594

23,772	2.492%, 05/01/31(b)	24,992

55,874	2.500%, 03/01/22(b)	56,500

24,079	2.500%, 04/01/33(b)	25,234

57,812	2.500%, 02/01/34(b)	60,693

354,174	2.505%, 02/01/37(b)	357,700

175,944	2.510%, 06/01/37(b)	177,319

28,210	2.519%, 07/01/31(b)	29,731

98,514	2.580%, 04/01/32(b)	99,211

75,834	2.640%, 01/01/37(b)	79,784

287,770	2.665%, 05/01/35(b)	302,329

113,254	2.693%, 05/01/33(b)	119,293

44,583	2.758%, 12/01/30(b)	46,347

6,504	2.775%, 07/01/29(b)	6,839

23,979	2.809%, 03/01/36(b)	25,268

13,558	2.875%, 08/01/31(b)	13,590

56,100	3.019%, 08/01/35(b)	58,667

17,537	3.033%, 08/01/31(b)	17,632

5,353	3.083%, 03/01/18(b)	5,407

96,628	3.187%, 08/01/17(b)	96,832

309,058	3.315%, 06/01/36(b)	315,644

13,098	3.523%, 12/01/18(b)	13,179

53,573	4.806%, 06/01/36(b)	55,975

78,011	5.237%, 12/01/36(b)	82,630

37,384	5.630%, 06/01/37(b)	39,633

45,479	5.654%, 08/01/36(b)	45,856

32,745	5.743%, 08/01/37(b)	34,785

150,138	5.944%, 03/01/37(b)	159,766

154,696	6.313%, 05/01/37(b)	156,127

220,264	6.438%, 11/01/19(b)	235,364

		4,858,951

Federal National Mortgage Association (FNMA): 7.10%

	FNMA

364,981	1.478%, 09/01/44(b)	365,415

110,423	1.478%, 10/01/44(b)	110,352

June 30, 2011	32	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 7.10%

$128,050	1.678%, 06/01/40(b)	$130,466

59,613	1.889%, 07/01/21(b)	60,207

181,567	1.893%, 12/01/33(b)	188,074

198,444	1.914%, 06/01/34(b)	204,806

1,065,325	1.920%, 01/01/34(b)	1,097,775

19,714	1.923%, 01/01/20(b)	20,489

427,124	1.995%, 11/01/35(b)	427,976

46,339	2.138%, 11/01/18(b)	48,048

54,599	2.176%, 03/01/18(b)	54,896

49,523	2.204%, 05/01/36(b)	52,036

184,816	2.219%, 11/01/35(b)	190,805

1,301,228	2.233%, 03/01/36(b)	1,351,076

185,789	2.320%, 03/01/35(b)	189,195

45,380	2.335%, 05/01/25(b)	45,763

20,592	2.349%, 08/01/30(b)	21,585

124,925	2.375%, 06/01/32(b)	125,818

80,621	2.395%, 11/01/33(b)	84,440

154,913	2.445%, 08/01/33(b)	161,042

86,517	2.449%, 06/01/32(b)	90,935

81,818	2.458%, 01/01/35(b)	85,950

25,732	2.490%, 11/01/29(b)	26,991

131,290	2.552%, 08/01/34(b)	136,653

32,399	2.559%, 06/01/34(b)	33,129

99,917	2.565%, 06/01/34(b)	101,972

18,161	2.578%, 09/01/33(b)	19,157

463,770	2.605%, 05/01/34(b)	486,797

17,998	2.609%, 05/01/18(b)	18,185

126,715	2.611%, 10/01/33(b)	132,966

29,892	2.662%, 10/01/34(b)	31,434

81,743	2.824%, 03/01/36(b)	84,096

84,396	2.827%, 06/01/29(b)	85,479

20,958	2.875%, 08/01/23(b)	21,993

159,321	2.914%, 10/01/34(b)	168,112

84,693	3.239%, 08/01/24(b)	87,592

47,818	3.290%, 08/01/18(b)	49,652

Principal Amount		Value (Note 2)

$46,096	3.310%, 03/01/19(b)	$46,866

38,428	3.449%, 05/01/19(b)	38,942

7,860	3.907%, 03/01/15(b)	7,725

66,808	4.869%, 11/01/21(b)	67,225

208,833	4.919%, 07/01/35(b)	220,606

8,282	5.937%, 02/01/37(b)	8,818

		6,981,539

Government National Mortgage Association (GNMA): 2.78%

	GNMA

375,310	2.000%, 05/20/34(b)	387,017

262,312	2.000%, 10/20/33(b)	270,386

154,113	2.250%, 01/20/37(b)	159,447

474,785	2.500%, 04/20/34(b)	491,258

90,702	2.625%, 08/20/25(b)	94,072

109,204	2.625%, 09/20/21(b)	113,262

158,663	3.000%, 05/20/36(b)	164,406

318,242	3.375%, 05/20/31(b)	331,896

62,363	4.000%, 11/20/36(b)	64,849

628,067	4.253%, 10/16/30	657,336

		2,733,929

	Total Agency Pass-Through Securities (Cost $14,542,009)	14,574,419

ASSET-BACKED SECURITIES: 7.57%
	Asset Securitization Corp., Class A4

700,000	6.931%, 02/14/43(b)	745,879

	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9

1,073,244	0.347%, 12/26/17(b)	1,068,853

	Citibank Omni Master Trust, Class A8

2,319,000	2.287%, 05/16/16(b)(c)	2,347,426

	GNMA, Series 2010-19, Class UA

2,009,972	4.000%, 07/16/39	2,136,816

	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2

918,293	1.370%, 08/15/13(c)	920,924

See Notes to Financial Statements	33	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

ASSET-BACKED SECURITIES (continued): 7.57%

	Wachovia Auto Loan Owner Trust, Series 2007-1, Class D

$225,000	5.650%, 02/20/13	$225,573

	Total Asset-Backed Securities (Cost $7,410,829)	7,445,471

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.70%
Collateralized Mortgage Obligations-Other: 8.71%

	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 5A1

1,618,424	4.611%, 11/25/33(b)	1,625,501

	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3S

1,500,000	5.317%, 04/15/13	1,562,349

	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5

3,200,000	4.654%, 01/12/37	3,292,660

	Merrill Lynch Mortgage Trust, Series 2005 CIP1, Class A2

2,034,599	4.960%, 07/12/38	2,083,433

		8,563,943

Federal National Mortgage Association (FNMA): 0.99%

	FNMA, REMICS

902,871	5.000%, 07/25/50	973,151

	Total Collateralized Mortgage Obligations (Cost $9,513,490)	9,537,094

CORPORATE BONDS: 30.17%
Consumer, Non-cyclical: 0.62%

	Eli Lilly & Co., Sr. Unsec. Notes

300,000	3.550%, 03/06/12	306,609

	Quest Diagnostics, Inc., Gtd. Notes

300,000	1.096%, 03/24/14(b)	302,785

		609,394

Financial: 25.01%

	American International Group, Inc., Sr. Unsec. Notes

750,000	0.347%, 03/20/12(b)	745,553

Principal Amount		Value (Note 2)

	Bear Stearns Cos. LLC., Sr. Unsec. Notes

$3,000,000	0.649%, 11/21/16(b)	$2,875,500

	Citigroup, Inc., Sr. Unsec. Notes

1,000,000	1.176%, 04/01/14(b)	986,642

	Federal Realty Investment Trust, Sr. Unsec. Notes

3,000,000	5.400%, 12/01/13	3,229,200

	Fifth Third Bank, Sr. Unsec. Notes

690,000	0.371%, 05/17/13(b)	679,527

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

3,500,000	0.697%, 03/22/16(b)	3,304,455

	ING Bank NV, Sr. Notes

1,500,000	1.596%, 10/18/13(b)(c)	1,513,542

	Merrill Lynch & Co. Inc., Notes

1,450,000	0.738%, 01/15/15(b)	1,387,263

	MetLife Institutional Funding II, Sec. Notes

650,000	1.201%, 04/04/14(b)(c)	651,934

	Morgan Stanley, Sr. Unsec. Notes

3,500,000	1.874%, 01/24/14(b)	3,527,219

	National Australia Bank Ltd., Sr. Unsec. Notes

1,700,000	1.010%, 04/11/14(b)(c)	1,699,550

	Pacific Life Global Funding, Bonds

700,000	4.860%, 02/06/16(b)(c)	707,805

	Wachovia Corp., Sr. Unsec. Notes

3,500,000	0.517%, 06/15/17(b)	3,280,298

		24,588,488

Technology: 1.33%

	Dell, Inc., Sr. Unsec. Notes

1,300,000	0.846%, 04/01/14(b)	1,309,885

Utilities: 3.21%

	Enel Finance International NV, Gtd. Notes

3,000,000	5.700%, 01/15/13(c)	3,159,846

	Total Corporate Bonds (Cost $29,898,705)	29,667,613

June 30, 2011	34	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS: 3.82%

	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III

$300,000	1.770%, 10/01/13	$300,129

	Phoenix Civic Improvement Corp.

250,000	5.000%, 07/01/11	250,000

	Texas State University Systems Financing, Pre-refunded Revenue Bonds

240,000	5.250%, 03/15/16	247,997

	Wisconsin Municipalities Private School Finance Commission, Revenue Bonds (Trinity Evangelical Lutheran School Project)

2,955,000	0.140%, 10/01/45(b)	2,955,000

	Total Municipal Bonds (Cost $3,754,186)	3,753,126

U.S. TREASURY BONDS & NOTES: 5.06%
	U.S. Treasury Notes

4,750,000	2.375%, 09/30/14(d)	4,970,429

	Total U.S. Treasury Bonds & Notes (Cost $4,751,417)	4,970,429

Par Value

SHORT-TERM SECURITIES: 6.10%
	U.S. Treasury Bills, Discount Notes(d)(e)

$2,000,000	0.035%, due 07/28/2011	1,999,948

	U.S. Treasury Bills, Discount Notes(d)(e)

2,000,000	0.090%, due 10/27/2011	1,999,824

	U.S. Treasury Bills, Discount Notes(d)(e)

2,000,000	0.135%, due 02/09/2012	1,999,108

	Total Short-Term Securities (Cost $5,997,685)	5,998,880

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.34%
	Citibank — New York

$5,248,613	0.030%, due 07/01/11	$5,248,613

	Total Short-Term Bank Debt Instruments (Cost $5,248,613)	5,248,613

	Total Investments: 99.24% (Cost $96,092,025)	97,573,866

	Net Other Assets and Liabilities: 0.76%	749,504

	Net Assets: 100.00%	$98,323,370

(a) Non-income producing security.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $11,001,027, representing 11.19% of net assets.

(d) Security, or portion of security, is being held as collateral for swap contracts.

(e) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	35	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Bulgaria Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	260,873	$1,827
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	2,864,094	36,659
Barclays Capital	MSCI Estonia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	526,381	(4,963)
Barclays Capital	MSCI Jordan Index	1-month LIBOR plus 100 Bps	Total Return	03/31/12	1,028,257	(8,168)
Barclays Capital	MSCI Lithuania Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	405,452	(979)
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	06/30/12	55,958,616	253,623
Barclays Capital	INA Industrija Nafte DD	1-month LIBOR plus 70 Bps	Total Return	07/26/12	80,833	1,462
Barclays Capital	MSCI Romania Index	1-month LIBOR plus 50 Bps	Total Return	03/31/12	1,020,450	37,560
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	03/31/12	2,708,010	34,255
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/27/11	9,419,844	73,861
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	11/02/11	4,401,051	(60,026)
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	01/04/12	2,300,370	(99,139)
					80,974,231	$265,972

Investment Abbreviations:

ADR — American Depositary Receipt

Bps — Basis Points

ETF — Exchange-Traded Fund

FEDEF-1D — Federal Funds Effective Rate (Daily)

GCC — Gulf Cooperation Council

GDR — Global Depositary Receipt

Gtd. — Guaranteed

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

June 30, 2011	36	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

CORPORATE BONDS: 97.21%
Basic Materials: 4.45%

	FMG Resources August 2006, Ltd., Sr. Notes

$1,750,000	6.375%, 02/01/16(a)	$1,754,375

	Hexion Specialty Chemicals, Inc., Sr. Unsec. Notes

1,831,000	8.375%, 04/15/16	1,693,675

	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes

1,650,000	8.000%, 06/01/16(a)	1,666,500

	Vertellus Specialties, Inc., Sr. Sec. Notes

1,750,000	9.375%, 10/01/15(a)	1,815,625

		6,930,175

Communications: 10.77%

	Bresnan Broadband Holdings Llc, Gtd. Notes

1,500,000	8.000%, 12/15/18(a)	1,554,375

	CCO Holdings Llc/CCO Holdings Capital Corp., Gtd. Notes

1,750,000	6.500%, 04/30/21	1,734,688

	Citizens Communications, Sr. Unsec. Notes

1,725,000	7.125%, 03/15/19	1,776,750

	Cogent Communications Group, Inc., Sr. Sec. Notes

1,500,000	8.375%, 02/15/18(a)	1,545,000

	Digicel Group, Ltd., Sr. Unsec. Notes

1,650,000	9.125%, 01/15/15(a)	1,695,375

	Goodman Networks, Inc., Sr. Sec. Notes

1,525,000	12.125%, 07/01/18(a)	1,521,188

	Gray Television, Inc., Sr. Sec. Notes

1,750,000	10.500%, 06/29/15	1,828,750

	GXS Worldwide, Inc., Sr. Sec. Notes

1,750,000	9.750%, 06/15/15	1,780,625

	PAETEC Escrow Corp., Sr. Unsec. Notes

1,750,000	9.875%, 12/01/18(a)	1,822,187

	Sprint Nextel Corp., Sr. Unsec. Notes

1,500,000	6.000%, 12/01/16	1,505,625

		16,764,563

Principal Amount		Value (Note 2)

Consumer Cyclical: 16.72%

	Air Canada, Sr. Unsec. Notes

$1,700,000	12.000%, 02/01/16(a)	$1,763,750

	American Casino Entertainment, Sr. Sec. Notes

1,750,000	11.000%, 06/15/14	1,837,500

	Bon-Ton Department Stores, Inc., Gtd. Notes

1,600,000	10.250%, 03/15/14	1,608,000

	Chrysler Group Llc/Chrylser Group Co., Inc., Sr. Sec. Notes

1,750,000	8.000%, 06/15/19(a)	1,728,125

	Ford Motor Co., Sr. Unsec. Notes

1,500,000	6.500%, 08/01/18	1,581,510

	Giraffe Acquisition Corp., Sr. Unsec. Notes

1,750,000	9.125%, 12/01/18(a)	1,653,749

	Marina District Finance Co., Inc., Sr. Sec. Notes

1,725,000	9.500%, 10/15/15(a)	1,802,625

	MGM Mirage Resorts International, Gtd. Notes

1,750,000	7.625%, 01/15/17	1,693,125

	NCL Corp., Ltd., Sr. Notes

1,500,000	9.500%, 11/15/18(a)	1,605,000

	Norcraft Cos. LP/Norcraft Finance Corp., Sec. Notes

2,250,000	10.500%, 12/15/15	2,295,000

	Pantry, Inc., Gtd. Notes

1,750,000	7.750%, 02/15/14	1,754,375

	Peninsula Gaming Llc, Gtd. Notes

1,750,000	10.750%, 08/15/17	1,920,625

	Quiksilver, Inc., Gtd. Notes

1,750,000	6.875%, 04/15/15	1,710,625

	Rite Aid Corp., Sr. Unsec. Notes

2,150,000	7.700%, 02/15/27	1,462,000

	Shea Homes LP/Shea Homes Funding Corp., Sr. Sec. Notes

1,625,000	8.625%, 05/15/19(a)	1,604,688

		26,020,697

See Notes to Financial Statements	37	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Consumer Non-Cyclical: 26.66%(b)

	ACCO Brands Corp., Gtd. Notes

$1,750,000	7.625%, 08/15/15	$1,750,000

	American Renal Holdings Co. Inc, Sr. Unsec. PIK Notes

1,650,000	9.750%, 03/01/16(a)	1,711,875

	Aramark Holdings Corp., Sr. PIK Notes

1,750,000	8.625%, 05/01/16(a)	1,789,375

	Beverages & More, Inc., Sr. Sec. Notes

1,450,000	9.625%, 10/01/14(a)	1,544,250

	Bumble Bee Holdco SCA, Sr. PIK Notes

1,750,000	9.625%, 03/15/18(a)	1,601,250

	C&S Group Enterprises Llc, Notes

1,250,000	8.375%, 05/01/17(a)	1,285,938

	Capella Healthcare, Inc., Gtd. Notes

1,700,000	9.250%, 07/01/17(a)	1,802,000

	Cardtronics, Inc., Gtd. Notes

1,750,000	8.250%, 09/01/18	1,874,688

	Cenveo Corp., Gtd. Notes

1,750,000	10.500%, 08/15/16(a)	1,728,125

	CoreLogic, Inc., Sr. Unsec. Notes

1,750,000	7.250%, 06/01/21(a)	1,715,000

	DaVita, Inc., Gtd. Notes

1,750,000	6.625%, 11/01/20	1,789,375

	Education Management Llc., Gtd. Notes

1,500,000	8.750%, 06/01/14	1,543,125

	Harmony Foods Corp., Sr. Sec. Notes

1,650,000	10.000%, 05/01/16(a)	1,691,250

	Healthsouth Corp., Gtd. Notes

1,500,000	7.750%, 09/15/22	1,588,125

	Ingles Markets, Inc., Sr. Unsec. Notes

1,600,000	8.875%, 05/15/17	1,720,000

	Patheon, Inc., Sr. Sec. Notes

1,650,000	8.625%, 04/15/17(a)	1,678,875

	Prospect Medical Holdings, Inc., Sr. Sec. Notes

1,330,000	12.750%, 07/15/14	1,489,600

Principal Amount		Value (Note 2)

	Reddy Ice Corp., Sr. Sec. Notes

$1,800,000	11.250%, 03/15/15	$1,849,500

	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc, Sr. Notes

2,300,000	8.500%, 05/15/18(a)	2,271,250

	RR Donnelley & Sons Co., Sr. Notes

1,750,000	7.250%, 05/15/18	1,750,438

	Stonemor Operating Llc/Cornerstone Family Services of WV/Osiris Holding, Gtd. Notes

2,000,000	10.250%, 12/01/17	1,999,999

	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes

2,000,000	12.000%, 06/15/16(a)	2,004,999

	Universal Hospital Services, Inc., Sr. Sec. PIK Notes

1,500,000	8.500%, 06/01/15	1,552,500

	YCC Holdings Llc/Yankee Finance Inc., Sr. Unsec. PIK Notes

1,750,000	10.250%, 02/15/16(a)	1,763,125

		41,494,662

Energy: 11.89%

	Antero Resources Finance Corp., Gtd. Notes

1,625,000	9.375%, 12/01/17	1,755,000

	Chaparral Energy, Inc., Gtd. Notes

1,785,000	8.250%, 09/01/21	1,807,313

	Concho Resources, Inc., Gtd. Notes

1,625,000	8.625%, 10/01/17	1,779,375

	Continental Resources, Inc., Gtd. Notes

1,520,000	8.250%, 10/01/19	1,668,200

	EXCO Resources, Inc., Gtd. Notes

1,750,000	7.500%, 09/15/18	1,710,625

	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes

1,750,000	6.000%, 01/15/18(a)	1,824,375

	MarkWest Energy Partners/Finance Corp., Gtd. Notes

1,500,000	6.750%, 11/01/20	1,537,500

June 30, 2011	38	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Energy (continued): 11.89%

	Murray Energy Corp., Gtd. Notes

$1,850,000	10.250%, 10/15/15(a)	$1,951,750

	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes

1,000,000	9.750%, 02/15/17(a)	975,000

	Parker Drilling Co., Gtd. Notes

1,675,000	9.125%, 04/01/18	1,775,500

	W & T Offshore, Inc., Sr. Notes

1,700,000	8.500%, 06/15/19(a)	1,725,500

		18,510,138

Financials: 7.46%

	Ally Financial, Inc., Sr. Unsec. Notes

1,980,000	0.000%, 06/15/15	1,499,850

	CIT Group, Inc., Sr. Sec. Notes

1,750,000	7.000%, 05/01/17	1,747,813

	FelCor Escrow Holdings Llc, Sr. Sec. Notes

1,750,000	6.750%, 06/01/19(a)	1,688,750

	Ford Motor Credit Co. Llc, Sr. Unsec. Notes

1,500,000	5.750%, 02/01/21	1,500,923

	Kennedy-Wilson Inc., Sr. Notes

1,750,000	8.750%, 04/01/19(a)	1,769,688

	Pinnacle Foods Finance Llc, Gtd. Notes

1,500,000	8.250%, 09/01/17	1,563,750

	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes

1,800,000	10.125%, 02/15/19(a)	1,835,999

		11,606,773

Industrials: 13.18%

	AEP Industries, Inc., Sr. Notes

1,750,000	8.250%, 04/15/19(a)	1,763,125

	AWAS Aviation Capital, Ltd., Sr. Sec. Notes

1,642,000	7.000%, 10/15/16(a)	1,693,313

	Euramax International, Inc., Sr. Sec. Notes

1,800,000	9.500%, 04/01/16(a)	1,755,000

Principal Amount		Value (Note 2)

	Griffon Corp., Gtd. Notes

$1,750,000	7.125%, 04/01/18(a)	$1,765,313

	Kemet Corp., Sr. Sec. Notes

2,000,000	10.500%, 05/01/18	2,220,000

	Liberty Tire Recycling, Gtd. Notes

1,750,000	11.000%, 10/01/16(a)	1,837,500

	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes

1,750,000	8.875%, 04/01/18	1,846,249

	Maxim Crane Works LP, Sr. Sec. Notes

2,000,000	12.250%, 04/15/15(a)	2,009,999

	Quality Distribution Llc/Quality Distribution Capital Corp., Sr. Sec. Notes

1,750,000	9.875%, 11/01/18(a)	1,791,563

	Trimas Corp., Sr. Sec. Notes

1,750,000	9.750%, 12/15/17	1,924,999

	Viasystems, Inc., Sec. Notes

1,725,000	12.000%, 01/15/15(a)	1,901,813

		20,508,874

Special Purpose Entity: 0.33%

	Softbrands, Inc./Atlantis, Sr. Notes

525,000	11.250%, 07/15/18(a)	516,548

Technology: 3.46%

	iGate Corp., Sr. Notes

1,900,000	9.000%, 05/01/16(a)	1,928,500

	Seagate HDD Cayman, Gtd. Notes

1,750,000	7.750%, 12/15/18(a)	1,846,250

	Stream Global Services, Inc., Sr. Sec. Notes

1,500,000	11.250%, 10/01/14	1,605,000

		5,379,750

Utilities: 2.29%

	NRG Energy, Inc., Gtd. Notes

1,750,000	7.875%, 05/15/21(a)	1,750,000

See Notes to Financial Statements	39	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Utilities (continued): 2.29%

	RRI Energy, Inc., Sr. Unsec. Notes

$1,750,000	7.625%, 06/15/14	$1,811,250

		3,561,250

	Total Corporate Bonds (Cost $148,931,439)	151,293,430

	Total Investments: 97.21% (Cost $148,931,439)	151,293,430

	Net Other Assets and Liabilities: 2.79%	4,335,928

	Net Assets: 100.00%	$155,629,358

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $78,449,860, representing 50.41% of net assets.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

Gtd. — Guaranteed

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

June 30, 2011	40	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 98.54%
Australia: 5.77%

4,512	Australia & New Zealand Banking Group, Ltd.	$106,465

46,111	Challenger Financial Services Group, Ltd.	241,841

30,044	CSL, Ltd.	1,065,312

24,877	Iluka Resources, Ltd.	447,720

110,969	Mount Gibson Iron, Ltd.(a)	218,996

4,943	Newcrest Mining, Ltd.	199,923

48,413	PanAust, Ltd.(a)	195,758

5,971	Rio Tinto, Ltd.	531,484

228,478	Telstra Corp., Ltd.	708,204

26,314	Woolworths, Ltd.	783,188

		4,498,891

Belgium: 0.14%

2,868	KBC Groep NV	112,710

Brazil: 3.23%

15,000	BR Malls Participacoes SA	168,872

6,400	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	381,888

6,600	Cia Hering	150,130

15,900	EDP - Energias do Brasil SA	383,682

7,000	Localiza Rent a Car SA	124,512

7,000	Lojas Renner SA	266,921

7,900	Petroleo Brasileiro SA, Class A, ADR	242,372

17,700	Vale SA, Class B, ADR	512,592

9,730	Vivo Participacoes SA, ADR	288,981

		2,519,950

Chile: 0.64%

14,426	Empresa Nacional de Telecomunicaciones SA	292,903

7,105	Lan Airlines SA	203,109

		496,012

China: 4.00%

711,550	China Construction Bank Corp., Class H	589,780

138,000	China Minzhong Food Corp., Ltd.(a)	168,526

448,000	Evergrande Real Estate Group, Ltd.	291,885

561,254	Industrial & Commercial Bank of China	426,258

129,100	PetroChina Co., Ltd., Class H	188,797

Shares		Value (Note 2)

492,000	SOHO China, Ltd.	$439,415

10,900	Tencent Holdings, Ltd.	295,833

90,000	Weichai Power Co., Ltd., Class H	525,078

258,500	Weiqiao Textile Co., Ltd., Class H	194,331

		3,119,903

Denmark: 2.53%

43	A P Moller-Maersk AS, Class B	370,860

12,772	Novo Nordisk AS, Class B	1,602,894

		1,973,754

France: 7.26%

19,934	AXA SA	452,980

15,090	BNP Paribas SA	1,164,826

570	Schneider Electric SA	95,223

21,971	Societe Generale SA	1,303,770

35,640	Total SA	2,061,143

4,441	Valeo SA(b)	303,202

10,056	Vivendi SA	279,625

		5,660,769

Germany: 6.37%

9,253	BASF SE	906,676

10,034	Bayerische Motoren Werke AG	1,001,246

5,365	Deutsche Bank AG	317,039

9,886	Hannover Rueckversicherung AG	515,604

6,202	Muenchener Rueckversicherungs AG	948,404

5,443	Siemens AG	747,487

2,467	Wacker Chemie AG	533,411

		4,969,867

Greece: 0.12%

6,700	Public Power SA(a)	95,995

Hong Kong: 3.07%

29,200	ASM Pacific Technology, Ltd.	400,005

106,000	China Unicom Hong Kong, Ltd.	213,588

281,000	CNOOC, Ltd.	655,764

41,000	Hysan Development Co., Ltd.	202,585

See Notes to Financial Statements	41	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)
Hong Kong (continued): 3.07%

31,500	Kerry Properties, Ltd.	$151,798

194,000	SJM Holdings, Ltd.	459,216

21,000	Swire Pacific, Ltd.	308,455

		2,391,411

Hungary: 0.20%

4,824	OTP Bank Plc	157,006

India: 1.52%

5,100	Infosys Technologies, Ltd., ADR	332,673

1,886	State Bank of India, Ltd., Sponsored GDR	207,649

28,800	Tata Motors, Ltd., Sponsored ADR	648,288

		1,188,610

Indonesia: 0.62%

639,000	PT Bank Rakyat Indonesia Persero Tbk	484,345

Israel: 0.16%

7,693	Israel Chemicals, Ltd.	122,111

Italy: 3.03%

69,642	Eni SpA, Sponsored ADR	1,647,178

270,237	Intesa Sanpaolo SpA	719,503

		2,366,681

Japan: 15.06%

326,000	Aozora Bank, Ltd.	753,196

27,800	Asahi Glass Co., Ltd.	323,220

23,000	Asahi Kasei Corp.	154,276

25,300	Canon, Inc.	1,197,355

22	Central Japan Railway Co.	172,710

2,200	Daito Trust Construction Co., Ltd.	186,100

46,000	Daiwa House Industry Co., Ltd.	577,679

7,800	Dena Co., Ltd.	334,749

90,000	DIC Corp.	212,409

10,600	FUJIFILM Holdings Corp.	329,040

9,500	Ibiden Co., Ltd.	295,603

38,900	ITOCHU Corp.	402,505

42,000	Iyo Bank, Ltd.	385,541

35,000	Kaken Pharmaceutical Co., Ltd.	489,970

27	KDDI Corp.	193,516

Shares		Value (Note 2)

12,800	Komatsu, Ltd.	$397,014

86,000	Kurabo Industries, Ltd.	171,989

44,000	Marubeni Corp.	290,765

54,000	Mitsubishi Electric Corp.	623,811

44,000	Mitsui O.S.K. Lines, Ltd.	235,563

3,300	Murata Manufacturing Co., Ltd.	219,303

4,700	Musashino Bank, Ltd.	159,206

60,000	Nachi-Fujikoshi Corp.	354,015

3,800	Nippon Telegraph & Telephone Corp.	182,436

49,000	Nippon Yusen Kabushiki Kaisha	181,380

102,000	Nishi-Nippon City Bank, Ltd.	300,279

1,700	ORIX Corp.	164,499

59,000	Osaka Gas Co., Ltd.	223,526

33,000	Sakai Chemical Industry Co., Ltd.	149,208

73,000	Sapporo Hokuyo Holdings, Inc.	304,677

38,100	Sony Corp.	1,001,897

7,400	Start Today Co., Ltd.	147,164

43,000	Tokyo Gas Co., Ltd.	193,889

69,000	Toyo Ink Manufacturing Co., Ltd.	331,694

26,000	Yamanashi Chuo Bank, Ltd.	109,807

		11,749,991

Malaysia: 0.77%

268,375	Tenaga Nasional Bhd	601,722

Mexico: 1.17%

10,300	Alfa SAB de CV, Class A	153,508

14,729	Fresnillo Plc	331,424

61,100	Grupo Mexico SAB de CV, Series B	201,745

5,925	Industrias Penoles SAB de CV	223,671

		910,348

Netherlands: 1.42%

89,738	ING Groep NV(a)	1,104,710

Norway: 1.83%

13,200	Cermaq ASA(a)	211,023

10,775	DnB NOR ASA	150,187

21,063	SpareBank 1 SMN	190,908

June 30, 2011	42	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)
Norway (continued): 1.83%

34,586	StatoilHydro ASA	$875,684

		1,427,802

Peru: 0.16%

3,200	Cia de Minas Buenaventura SA, ADR	121,536

Poland: 0.62%

6,698	KGHM Polska Miedz SA(a)	481,080

Russia: 1.50%

10,000	Gazprom OAO, Sponsored ADR(a)	145,800

5,829	Lukoil OAO, ADR	370,725

12,604	Mining and Metallurgical Company Norilsk Nickel, ADR(a)	330,225

7,229	Pharmstandard, GDR(a)(c)	164,821

10,775	Sberbank of Russia, Sponsored ADR(a)	156,223

		1,167,794

Singapore: 1.10%

8,000	Jardine Matheson Holdings, Ltd.	458,720

52,000	SembCorp Marine, Ltd.	224,375

145,000	Yangzijiang Shipbuilding Holdings, Ltd.	172,352

		855,447

South Africa: 2.15%

74,399	AVI, Ltd.	343,289

10,300	Gold Fields Ltd., Sponsored ADR	150,277

59,476	Life Healthcare Group Holdings Pte, Ltd.	154,720

7,450	Sasol, Ltd.	392,211

27,708	Shoprite Holdings, Ltd.	417,147

20,092	Truworths International, Ltd.	217,774

		1,675,418

South Korea: 3.98%

711	Honam Petrochemical Corp.	263,383

12,880	Kia Motors Corp.	872,219

17,530	Korean Reinsurance Co.	229,048

979	LG Chem, Ltd.	447,480

597	NCSoft Corp.	162,719

616	OCI Co., Ltd.	232,518

259	Samsung Electronics Co., Ltd.	200,378

Shares		Value (Note 2)

2,932	Samsung Engineering Co., Ltd.	$700,286

		3,108,031

Spain: 5.20%

99,388	Banco Bilbao Vizcaya Argentaria SA	1,165,998

57,981	Banco Santander SA	669,542

50,644	Enagas SA	1,227,213

3,817	Industria de Diseno Textil SA	347,835

3,255	Red Electrica Corp. SA	196,481

10,399	Telefonica SA	254,252

4,975	Viscofan SA	198,039

		4,059,360

Sweden: 1.78%

24,275	Atlas Copco AB, A Shares	638,998

20,785	Lundin Petroleum AB(a)	282,601

16,077	SKF AB, Class B	465,138

		1,386,737

Switzerland: 3.38%

10,501	Credit Suisse Group AG(a)(c)	408,425

30,876	Nestle SA	1,918,847

1,751	Partners Group Holding AG	309,900

		2,637,172

Taiwan: 2.78%

68	Advanced Semiconductor Engineering, Inc.	75

50,000	Farglory Land Development Co., Ltd.	124,637

14,682	HTC Corp.	493,771

10,000	Largan Precision Co., Ltd.	320,295

66,064	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	833,066

800,000	United Microelectronics Corp.	396,887

		2,168,731

Thailand: 0.88%

375,700	Charoen Pokphand Foods PCL	360,721

224,400	CP ALL PCL	323,180

		683,901

See Notes to Financial Statements	43	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward International Equity Fund

Shares		Value (Note 2)

Turkey: 0.64%

64,460	Turk Telekomunikasyon AS	$340,768

70,878	Turkiye Vakiflar Bankasi Tao, Class D	160,273

		501,041

United Kingdom: 15.46%

40,130	3i Group Plc	181,048

41,362	Admiral Group Plc	1,102,641

21,173	Aggreko Plc	655,508

5,404	AstraZeneca Plc	269,563

41,884	BHP Billiton Plc	1,648,282

14,844	British American Tobacco Plc	650,632

467,644	BT Group Plc, Class A	1,512,354

60,137	Centrica Plc	312,040

39,786	Compass Group Plc	383,767

16,866	Diageo Plc	344,591

83,729	DS Smith Plc	337,432

27,619	HSBC Holdings Plc	274,120

167,233	ITV Plc(a)	191,907

4,330	Next Plc	161,575

29,600	Northumbrian Water Group Plc	197,438

26,728	Petrofac, Ltd.	649,465

5,400	Reckitt Benckiser Group Plc	298,137

8,982	Rio Tinto Plc	647,338

25,893	Rolls-Royce Group Plc(a)	268,043

13,736	Royal Dutch Shell Plc, Class A	488,973

33,782	Shire Plc	1,054,552

17,951	Smith & Nephew Plc	191,590

11,016	Xstrata Plc	242,484

		12,063,480

	Total Common Stocks (Cost $61,581,966)	76,862,316

PREFERRED STOCKS: 0.78%
Brazil: 0.78%

18,100	Companhia de Bebidas das Americas, Preferred ADR, Preferred Shares	610,513

	Total Preferred Stocks (Cost $501,692)	610,513

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.42%
	Wells Fargo Bank & Co. — San Francisco

$324,949	0.030%, due 07/01/11	$324,949

	Total Short-Term Bank Debt Instruments (Cost $324,949)	324,949

	Total Investments: 99.74% (excluding investments purchased with cash collateral from securities loaned) (Cost $62,408,607)	77,797,778

Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.40%

309,918	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.080% 7 day-yield(d)	309,918

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $309,918)	309,918

	Total Investments: 100.14% (Cost $62,718,525)	78,107,696

	Net Other Assets and Liabilities: (0.14)%	(110,043)

	Net Assets: 100.00%	$77,997,653

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $573,246 representing 0.73% of net assets.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

June 30, 2011	44	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 24.62%
Federal National Mortgage Association (FNMA): 24.62%

	FNMA

$2,956,595	3.500%, 04/01/26	$3,014,970

3,987,045	3.500%, 02/01/41	3,814,560

995,974	3.500%, 03/01/41	952,941

499,216	3.500%, 04/01/41	477,620

1,970,586	4.000%, 07/01/25	2,056,295

2,500,000	4.000%, 12/01/25	2,608,735

449,762	4.000%, 03/01/26	469,042

357,654	4.000%, 04/01/26	372,987

550,139	4.000%, 04/01/26	573,723

303,382	4.000%, 05/01/26	316,387

642,246	4.000%, 05/01/26	669,778

696,519	4.000%, 05/01/26	726,379

497,153	4.000%, 12/01/40	497,544

2,988,306	4.000%, 12/01/40	2,990,655

1,984,423	4.000%, 01/01/41	1,985,983

	Total Federal National Mortgage Association (Cost $21,262,281)	21,527,599

ASSET-BACKED SECURITIES: 1.61%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1

81,111,308	0.378%, 11/11/41(a)(b)(c)	1,113,334

	Chec Loan Trust

93,073	3.686%, 07/25/34(a)(b)	7,926

	Falcon Franchise Loan Llc, Series 2003-1, Class A1

215,864	4.856%, 01/05/25(b)	206,529

	Falcon Franchise Loan Llc, Series 2003-1, Class C

250,000	7.074%, 01/05/25(b)	19,101

	Home Equity Mortgage Trust, Series 2006-2, Class 1A1

197,237	5.367%, 07/25/36	63,799

	Total Asset-Backed Securities (Cost $1,881,755)	1,410,689

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.00%

	Banc of America Large Loan, Inc., Series 2005-MIB1

$1,000,000	3.187%, 03/15/22(a)(b)	$465,071

	Capco America Securitization Corp., Series 1998-D7, Class PS1

257,124	1.819%, 10/15/30(a)(b)(c)	10

	Collateralized Mortgage Securities Corp., Series I, Class 3

7,965	9.450%, 02/01/17	8,985

	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6

826,671	6.000%, 05/25/36	529,442

	Entertainment Properties Trust, Series 2003-EPR, Class C

611,000	6.223%, 02/15/18(b)	544,508

	FHLMC, Series 2887, Class JD

395,996	4.500%, 03/15/19	420,954

	FHLMC, Series 3300, Class AB

296,369	6.000%, 02/15/34	308,051

	FNMA

248,233	2.450%, 05/01/34(a)	250,858

381,182	6.000%, 03/01/33	418,984

	FNMA, Series 1998-M4, Class N

10,671	1.041%, 02/25/35(a)(c)(d)	8

	FNMA, Series 2006-46, Class PE

2,271,000	5.500%, 11/25/32	2,407,438

	FNMA, Series 2007-5, Class PB

267,480	6.000%, 07/25/33	276,807

	GNMA, Series 2002-28, Class IO

10,272,969	0.544%, 01/16/42(a)(c)(d)	139,589

	GNMA, Series 2003-64, Class XA

8,059,731	0.086%, 08/16/43(a)(c)(d)	33,085

	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A

6,962	1.336%, 06/19/34(a)	5,509

See Notes to Financial Statements	45	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued): 9.00%

	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1

$392,876	4.475%, 01/15/14	$399,037

	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO

660,616	0.900%, 04/25/19(c)(d)	14

	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X

266,061,397	0.028%, 06/15/38(a)(b)(c)	290,007

	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO

15,659,003	0.735%, 11/15/26(a)(c)(d)	462,175

	Preferred Term Securities XIII, Inc.

662,819	1.815%, 03/24/34(a)(b)(d)	215,416

	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1

69,911,615	0.974%, 11/13/36(a)(b)(c)	95,010

	Washington Mutual, Series 2005-AR18, Class 3A2

1,381,516	5.524%, 01/25/36(a)	594,816

	Total Collateralized Mortgage Obligations (Cost $13,865,238)	7,865,774

CORPORATE BONDS: 27.03%
Banks: 6.48%

	Bank of America Corp., Sr. Unsec. Medium-Term Notes

1,800,000	0.000%, 07/17/28	535,068

	Bank of America Corp., Sr. Unsec. Notes

800,000	5.650%, 05/01/18	844,160

600,000	5.750%, 12/01/17	638,445

	Citigroup, Inc., Sr. Unsec. Notes

1,500,000	6.125%, 11/21/17	1,655,400

	Citigroup, Inc., Unsec. Notes

300,000	8.500%, 05/22/19	372,253

	HSBC Bank Plc, Sr. Unsec. Notes

200,000	0.750%, Perpetual Maturity(a)(e)	123,000

	HSBC Bank USA NA, Sub. Notes

700,000	4.875%, 08/24/20	689,977

Principal Amount		Value (Note 2)

	Rabobank Nederland, Gtd. Notes

$700,000	4.500%, 01/11/21	$715,664

	Royal Bank of Scotland Group Plc, Jr. Sub. Notes

100,000	7.648%, Perpetual Maturity(a)(e)	90,500

		5,664,467

Brokerage: 7.17%

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

1,000,000	5.950%, 01/18/18	1,078,809

1,200,000	6.150%, 04/01/18	1,307,170

500,000	6.250%, 09/01/17	552,101

	Jefferies Group, Inc., Sr. Unsec. Notes

270,000	6.250%, 01/15/36	252,574

	Lehman Brothers Holdings, Inc., Sr. Unsec. Medium-Term Notes

695,000	5.750%, 04/25/11(f)(g)	185,044

1,300,000	6.875%, 05/02/18(f)	355,875

	Morgan Stanley, Sr. Unsec. Medium-Term Notes

800,000	0.590%, 01/09/14(a)	780,434

900,000	6.625%, 04/01/18	992,302

	Morgan Stanley, Sr. Unsec. Notes

800,000	0.758%, 10/15/15(a)	758,022

		6,262,331

Finance-Other: 4.58%

	NLV Financial Corp., Sr. Notes

250,000	7.500%, 08/15/33(b)	243,561

	Royal Bank of Scotland Plc, Co. Gtd. Notes

1,800,000	5.625%, 08/24/20	1,797,300

	TNK-BP Finance SA, Co. Gtd. Notes

900,000	6.625%, 03/20/17(h)	977,490

	Transneft Via TransCapitalInvest Ltd., Sec. Notes

800,000	8.700%, 08/07/18(h)	986,000

		4,004,351

Financial: 0.35%

	Ally Financial, Inc., Gtd. Notes

100,000	3.647%, 06/20/14(a)	97,849

June 30, 2011	46	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

Financial (continued): 0.35%

	Citigroup, Inc., Sr. Unsec. Notes

$200,000	3.953%, 06/15/16	$204,869

		302,718

Industrial-Energy: 2.38%

	BP Capital Markets Plc, Gtd. Notes

600,000	3.125%, 10/01/15	616,358

400,000	4.500%, 10/01/20	408,409

	Gazprom Via Gaz Capital SA, Sr. Unsec. Notes

900,000	8.146%, 04/11/18(h)	1,055,250

		2,080,017

Industrial-Other: 1.27%

	Barnett Capital III, Ltd. Gtd. Notes

1,300,000	0.898%, 02/01/27(a)	1,052,935

	Canal Point II Ltd., Sec. Note, Series AI

1,609,624	0.000%, 06/25/14(d)(m)	60,003

		1,112,938

Insurance-Life: 0.45%

	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes

400,000	0.633%, 07/13/12(a)	393,851

Non-Captive Consumer: 1.57%

	American Express Credit Co., Sr. Unsec. Medium-Term Notes

1,000,000	5.875%, 05/02/13	1,076,823

	SLM Corp., Sr. Unsec. Medium-Term Notes, Series A

300,000	0.504%, 10/25/11(a)	298,533

		1,375,356

Non-Captive Diversified: 0.96%

	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes

725,000	6.900%, 09/15/15	838,323

Tobacco: 1.21%

	Altria Group, Inc., Gtd. Notes

1,000,000	4.125%, 09/11/15	1,059,700

Principal Amount		Value (Note 2)

Utilities: 0.61%

	MP Environmental Funding Llc, Series A1

$509,610	4.982%, 07/15/14	$534,976

	Total Corporate Bonds (Cost $24,609,441)	23,629,028

FOREIGN GOVERNMENT OBLIGATIONS: 1.19%
	Province of Ontario Canada, Sr. Unsec. Notes

1,000,000	2.700%, 06/16/15	1,038,145

	Total Foreign Government Obligations (Cost $997,471)	1,038,145

MUNICIPAL BONDS: 5.66%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2

500,000	6.500%, 06/01/47	397,365

	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A

1,000,000	6.899%, 12/01/40	1,066,210

	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B

800,000	6.899%, 12/01/40	852,968

	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds

900,000	6.800%, 07/01/39	950,985

	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds

200,000	6.750%, 08/01/49	228,018

	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B

800,000	5.178%, 04/01/30	820,160

	University of California Regents Medical Center Pooled Revenue, Build America Bonds

600,000	6.548%, 05/15/48	629,784

	Total Municipal Bonds (Cost $4,661,226)	4,945,490

See Notes to Financial Statements	47	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

U.S. GOVERNMENT AGENCY SECURITIES: 29.03%
Department of Housing & Urban Development (HUD): 0.10%

	US Department of Housing and Urban Development, Gtd., Series 99-A

$84,000	6.330%, 08/01/13	$84,138

Small Business Administration-Pass-Through-Agency: 0.88%

	Small Business Administration Participation Certificates, Series 2003-20E, Class 1

726,326	4.640%, 05/01/23	771,326

U.S. Treasury Bonds & Notes: 28.05%

	U.S. Treasury Bonds

100,000	4.375%, 02/15/38	100,641

400,000	7.875%, 02/15/21	560,688

400,000	8.000%, 11/15/21	569,188

200,000	8.750%, 08/15/20	292,906

	U.S. Treasury Inflation Indexed Bonds

936,306	2.125%, 02/15/40	1,018,379

410,716	2.125%, 02/15/41	445,948

	U.S. Treasury Notes

61,000	1.000%, 07/31/11	61,055

600,000	1.875%, 08/31/17	587,672

3,200,000	1.875%, 09/30/17	3,127,002

300,000	2.375%, 03/31/16	310,242

1,000,000	2.500%, 06/30/17	1,018,906

2,600,000	2.625%, 08/15/20	2,514,688

1,000,000	2.750%, 05/31/17	1,034,141

4,300,000	2.875%, 03/31/18	4,426,983

1,200,000	3.125%, 01/31/17	1,271,532

200,000	3.125%, 04/30/17	211,344

400,000	3.375%, 11/15/19	416,781

5,000,000	3.875%, 10/31/12	5,236,329

1,200,000	4.000%, 08/15/18	1,321,687

	U.S. Treasury Strip Coupon

36	0.000%, 11/15/17(i)(j)	31

		24,526,143

	Total U.S. Government Agency Securities (Cost $25,030,377)	25,381,607

Par Value		Value (Note 2)

SHORT-TERM SECURITIES: 1.83%

	FHLB, Discount Notes

$100,000	0.091%, due 09/16/2011(j)	$99,996

	FNMA, Discount Notes

1,500,000	0.040%, due 09/21/2011(j)	1,499,931

	Total Short-Term Securities (Cost $1,599,844)	1,599,927

SHORT-TERM BANK DEBT INSTRUMENTS: 0.29%
	Bank of America-Charlotte

257,115	0.030%, due 07/01/11	257,115

	Total Short-Term Bank Debt Instruments (Cost $257,115)	257,115

	Total Investments: 100.26% (Cost $94,164,748)	87,655,374

	Net Other Assets and Liabilities: (0.26)%	(224,718	)(k)

	Net Assets: 100.00%	$87,430,656

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,200,473, representing 3.66% of net assets.

(c) Interest only security.

(d) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(e) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f) Security in default on interest payments.

(g) Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(h) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $3,018,740 representing 3.45% of net assets.

June 30, 2011	48	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

(i) Principal only security.

(j) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(k) Includes cash which is being held as collateral for option contracts.

(l) Less than 0.005%.

(m) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Percentages are stated as a percent of net assets.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at June 30, 2011: 5.35% (Cost Payable $4,676,172)
FNMA	4.000%	07/19/10	$4,500,000	$4,685,625
				$4,685,625

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at June 30, 2011: -2.35% (Proceeds Receivable $2,054,844)
FNMA	3.500%	07/19/11	$(1,000,000)	$(1,017,812)
FNMA	4.000%	07/19/11	(1,000,000)	(1,041,250)
				$(2,059,062)

Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN
(6)	90 Day EURO Dollar, Expires September 2011, Strike Price $99.38 Put	$(450)

(6)	90 Day EURO Dollar, Expires September 2011, Strike Price $99.38 Call	$(4,650)

	Total Options Written (Proceeds $6,120)	$(5,100)

FUTURES CONTRACTS

At June 30, 2011, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
90-Day EURO Dollar	Long	110	12/20/11	$27,384,500	$79,350
90-Day EURO Dollar	Long	42	03/20/12	10,449,075	47,438
				$37,833,575	$126,788

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/30/07 - 04/10/08	Canal Point II Ltd., Sec. Note, Series AI
	0.000%, 06/25/14)(m)	$1,404,786	$60,003	0.07%
02/11/05 - 02/16/05	FNMA, Series 1998-M4, Class N
	1.041%, 02/25/35(a)(c)	562,276	8	0.00	%(l)
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO
	0.544%, 01/16/42(a)(c)	953,011	139,589	0.16%

See Notes to Financial Statements	49	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
05/17/07	GNMA, Series 2003-64, Class XA
	0.086%, 08/16/43(a)(c)	$475,849	$33,085	0.04%
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(c)	80,837	14	0.00%(l)
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.735%, 11/15/26(a)(c)	674,982	462,175	0.53%
10/03/06 - 02/03/11	Preferred Term Securities XIII, Inc.
	1.815%, 03/24/34(a)(b)	651,856	215,416	0.24%
		$4,803,597	$910,290	1.04%

Investment Abbreviations:

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

Gtd. — Guaranteed

HUD — Department of Housing & Urban Development

IO — Interest Only

Jr. — Junior

Sec. — Secured

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2011	50	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 21.54%
299,300	iShares Dow Jones U.S. Real Estate Index Fund	$18,047,790

	Total Exchange-Traded Funds (Cost $16,763,945)	18,047,790

Principal Amount

AGENCY PASS-THROUGH SECURITIES: 7.63%
Federal Home Loan Mortgage Corp (FHLMC): 1.54%

	FHLMC

$ 10,829	2.000%, 12/01/16(a)	10,931

442,900	2.684%, 09/01/35(a)	457,699

109,966	2.765%, 05/01/31(a)	111,642

551,722	2.803%, 06/01/32(a)	554,464

133,641	2.901%, 05/01/27(a)	135,841

15,837	3.043%, 10/01/32(a)	16,020

		1,286,597

Federal National Mortgage Association (FNMA): 5.22%

	FNMA

171,770	1.495%, 10/01/44(a)	171,658

14,455	2.010%, 08/01/35(a)	15,157

502,751	2.023%, 07/01/34(a)	527,240

897,835	2.040%, 01/01/35(a)	944,345

780,809	2.050%, 05/01/33(a)	808,373

10,193	2.050%, 03/01/34(a)	10,680

26,701	2.072%, 03/01/34(a)	27,868

93,249	2.153%, 05/01/33(a)	94,741

364,828	2.415%, 12/01/33(a)	381,058

66,196	2.485%, 10/01/27(a)	69,353

7,575	2.500%, 11/01/24(a)	8,001

83,960	2.515%, 10/01/32(a)	87,716

79,690	2.535%, 02/01/35(a)	83,623

297,131	2.599%, 04/01/35(a)	313,249

72,963	2.692%, 07/01/34(a)	76,458

138,967	2.703%, 01/01/30(a)	146,986

95,304	2.848%, 12/01/25(a)	100,678

137,002	2.975%, 04/01/33(a)	138,040

Principal Amount		Value (Note 2)

$146,993	3.205%, 09/01/31(a)	$153,244

145,862	4.320%, 06/01/32(a)	147,023

35,955	6.155%, 09/01/37(a)	39,007

31,742	6.529%, 01/01/37(a)	33,879

		4,378,377

Government National Mortgage Association (GNMA): 0.87%

	GNMA

128,467	2.375%, 02/20/23(a)	132,984

255,641	2.375%, 05/20/37(a)	264,479

150,531	2.625%, 07/20/33(a)	156,124

166,349	2.625%, 07/20/36(a)	172,530

		726,117

	Total Agency Pass-Through Securities (Cost $6,389,357)	6,391,091

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.93%
Collateralized Mortgage Obligations-Other: 6.29%

	Asset Securitization Corp., Class A4

248,000	6.931%, 02/14/43(a)	264,254

	Brazos Higher Education Authority, Inc., Series 2005-2, Class A9

459,962	0.347%, 12/26/17(a)	458,080

	Citibank Omni Master Trust, Series 2006-A8, Class A8

1,000,000	2.287%, 05/16/16(a)(b)	1,012,258

	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 5A1

809,212	4.641%, 11/25/33(a)	812,750

	GE Equipment Midticket LLC

114,618	2.340%, 06/17/13	115,497

	GNMA, Series 2010-19, Class UA

1,004,986	4.000%, 07/16/39	1,068,408

	JPMorgan Chase Commercial Mortgage Securities Corp., Class A3S

500,000	5.317%, 04/15/13	520,783

	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A2

999,452	4.960%, 07/12/38	1,023,441

		5,275,471

See Notes to Financial Statements	51	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA): 0.64%

	FNMA, REMICS

$ 496,579	5.000%, 07/25/50	$535,233

	Total Collateralized Mortgage Obligations (Cost $5,780,456)	5,810,704

CORPORATE BONDS: 14.39%
Consumer, Non-cyclical: 0.61%

	Eli Lilly & Co., Sr. Unsec. Notes

300,000	3.550%, 03/06/12	306,609

	Quest Diagnostics, Inc., Gtd. Notes

200,000	1.096%, 03/24/14(a)	201,857

		508,466

Financials: 11.68%

	American International Group, Inc., Sr. Unsec. Notes

250,000	0.347%, 03/20/12(a)	248,518

	Citigroup, Inc., Sr. Unsec. Notes

500,000	1.235%, 04/01/14(a)	493,321

	Federal Realty Investment Trust, Sr. Unsec. Notes

1,000,000	5.400%, 12/01/13	1,076,400

	Goldman Sachs Group, Inc., Sr. Unsec. Notes

1,500,000	0.697%, 03/22/16(a)(c)	1,416,195

	ING Bank NV, Sr. Notes

500,000	1.596%, 10/18/13(a)(b)	504,514

	JPMorgan Chase Bank NA, Sub. Notes

1,600,000	0.580%, 06/13/16(a)(c)	1,499,718

	Merrill Lynch & Co. Inc., Notes

1,000,000	0.738%, 01/15/15(a)(c)	956,733

	MetLife Institutional Funding II, Sec. Notes

350,000	0.000%, 04/04/14(a)(b)	351,041

	Morgan Stanley, Sr. Unsec. Notes

1,500,000	1.874%, 01/24/14(a)	1,511,665

	Pacific Life Global Funding, Bonds

325,000	4.860%, 02/06/16(a)(b)	328,624

	Wachovia Corp., Sr. Unsec. Notes

1,500,000	0.517%, 06/15/17(a)(c)	1,405,842

		9,792,571

Principal Amount		Value (Note 2)

Technology: 0.84%

	Dell, Inc., Sr. Unsec. Notes

$ 700,000	0.000%, 04/01/14(a)	$705,323

Utilities: 1.26%

	Enel Finance International NV, Gtd. Notes

1,000,000	5.700%, 01/15/13(b)	1,053,282

	Total Corporate Bonds (Cost $12,187,184)	12,059,642

MUNICIPAL BONDS: 1.31%
	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B

450,000	6.350%, 03/01/13	475,906

	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III

300,000	1.770%, 10/01/13	300,129

	Laredo Texas Independent School District, Prerefunded, General Obligation Unlimited

70,000	5.375%, 08/01/17	70,253

	Phoenix Civic Improvement Corp.

250,000	5.000%, 07/01/11	250,000

	Total Municipal Bonds (Cost $1,094,181)	1,096,288

STRUCTURED NOTES: 28.27%
	BNP Paribas, Bank Guaranteed Note Links to the BNP Millennium Index

15,000,000	0.153%, 09/16/11(a)	19,105,487

	Svensk Exportkredit AB MTN, Linked to DB Balanced Currency Harvest Index

4,500,000	0.000%, 03/16/12	4,590,900

	Total Structured Notes (Cost $20,177,600)	23,696,387
Par Value

SHORT-TERM SECURITIES: 7.16%
	U.S. Treasury Bills, Discount Notes

$ 2,000,000	0.030%, due 08/18/11(d)	1,999,920

2,000,000	0.070%, due 11/17/11(d)	1,999,638

2,000,000	0.095%, due 02/09/12(d)	1,999,108

	Total Short-Term Securities (Cost $5,998,203)	5,998,666

June 30, 2011	52	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 10.87%
$9,113,531	Bank of America-Charlotte 0.030%, due 07/01/11	$9,113,531

	Total Short-Term Bank Debt Instruments (Cost $9,113,531)	9,113,531

	Total Investments: 98.10% (Cost $77,504,457)	82,214,099

	Net Other Assets and Liabilities: 1.90%	1,589,720

	Net Assets: 100.00%	$83,803,819

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,249,719, representing 3.88% of net assets.

(c) Security, or portion of security, is being held as collateral for swap contracts.

(d) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	53	June 30, 2011

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital Intelligent Carry Index	85 Bps	Total Return	07/31/13	24,191,107	$120,131
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/11	25,000,000	319,885
Barclays Capital	Barclays Capital Q-BES Large Cap US Excess Return Index	—	Total Return	10/31/11	25,615,556	(15,949)
BNP Paribas	BNP GURU US Long/Short Excess Return Index Bullet	75 Bps	Total Return	10/31/11	26,589,136	(64,719)
					101,395,799	$359,348

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

MTN — Medium-Term Notes

REMICs — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2011	54	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward U.S. Government Money Fund

Principal Amount		Value (Note 2)

FINANCIAL COMPANY COMMERCIAL PAPER: 13.23%
Short-Term Securities: 13.23%

	Bank of Nova Scotia, New York Agency

$10,000,000	0.152%, 09/12/11	$9,996,958

25,000,000	0.177%, 08/09/11	24,995,261

	JPMorgan Chase & Co.

15,000,000	0.121%, 09/13/11	14,996,300

	UBS Finance Delaware Llc

15,000,000	0.272%, 07/14/11	14,998,537

	Total Financial Company Commercial Paper (Cost $64,987,056)	64,987,056

U.S. AGENCY BONDS: 53.53%
Federal Farm Credit Bank (FFCB): 5.09%

	Federal Farm Credit Bank, Variable Rate

25,000,000	0.250%, 07/01/11, 01/12/12(a)	24,997,269

Federal Home Loan Bank (FHLB): 38.69%

	Federal Home Loan Bank

10,000,000	0.340%, 05/11/12	10,000,000

15,000,000	0.400%, 07/27/12	15,000,000

15,000,000	0.410%, 04/27/12	15,000,000

	Federal Home Loan Bank, Variable Rate

20,000,000	0.090%, 07/01/11, 05/01/12(a)	20,000,000

15,000,000	0.130%, 07/01/11, 06/22/12(a)	15,000,000

25,000,000	0.170%, 07/01/11, 01/24/12(a)	25,000,000

30,000,000	0.175%, 07/06/11, 07/29/11(a)	30,000,000

25,000,000	0.190%, 07/01/11, 07/07/11(a)	25,000,000

10,000,000	0.237%, 07/06/11, 10/06/11(a)	10,002,824

25,000,000	0.280%, 07/01/11, 10/20/11(a)	25,000,000

		190,002,824

Federal Home Loan Mortgage Corporation (FHLMC): 4.08%

	Federal Home Loan Mortgage Corporation, Variable Rate

20,000,000	0.240%, 07/01/11, 01/09/12(a)	20,008,640

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA): 3.62%

	Federal National Mortgage Association

$10,000,000	1.080%, 03/30/12	$10,061,275

7,425,000	4.875%, 05/18/12	7,722,470

		17,783,745

U.S. Treasury Bonds & Notes: 2.05%

	United States Treasury Notes

10,000,000	0.750%, 05/31/12	10,047,993

	Total U.S. Agency Bonds (Cost $262,840,471)	262,840,471

REPURCHASE AGREEMENTS: 38.49%
189,000,000	Repurchase Agreement with South Street Securities Llc, 0.080%, dated 06/30/11 and maturing 07/01/11 with a repurchase amount of $189,000,420, collateralized by several FFCB, FHLB, FHLMC, and FNMA Securities with rates ranging from 0.000% to 6.625% and with maturity dates ranging from 11/24/14 to 07/15/36 with a collateral value of $192,930,270.	189,000,000

	Total Repurchase Agreements (Cost $189,000,000)	189,000,000

	Total Investments: 105.25% (Cost $516,827,527)	516,827,527

	Net Other Assets and Liabilities: (5.25)%	(25,759,793)

	Net Assets: 100.00%	$491,067,734

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2011. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	55	June 30, 2011

Portfolio of Investments (Note 11)

Forward Aggressive Growth Allocation Fund (Unaudited)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.91%
733,159	Forward CorePlus Fund — Class Z	42.20%	$19,582,675

298,374	Forward Extended MarketPlus Fund — Class Z	18.04%	8,372,378

287,074	Forward Frontier Strategy Fund — Class Z	7.24%	3,358,765

684,822	Forward International Equity Fund — Class Z	25.02%	11,607,739

98,396	Forward Select EM Dividend Fund — Institutional Class	5.01%	2,323,125

96,852	Forward Strategic Alternatives Fund — Class Z	2.40%	1,113,796

	Total Affiliated Investment Companies (Cost $46,043,497)		46,358,478

	Total Investments: 99.91% (Cost $46,043,497)		46,358,478

	Net Other Assets and Liabilities: 0.09%		43,725

	Net Assets: 100.00%		$46,402,203

Percentages are stated as a percent of net assets.

June 30, 2011	56	See Notes to Financial Statements

Portfolio of Investments (Note 11)

Forward Balanced Allocation Fund (Unaudited)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.79%
346,493	Forward Commodity Long/Short Strategy Fund — Class Z	7.61%	$9,486,975

1,392,605	Forward CorePlus Fund — Class Z	29.86%	37,196,467

269,587	Forward EM Corporate Debt Fund — Institutional Class	2.54%	3,167,650

221,262	Forward Extended MarketPlus Fund — Class Z	4.98%	6,208,621

521,279	Forward Frontier Strategy Fund — Class Z	4.89%	6,098,961

1,801,172	Forward High Yield Bond Fund — Class Z	14.71%	18,335,936

786,749	Forward International Equity Fund — Class Z	10.70%	13,335,400

2,012,958	Forward Investment Grade Fixed-Income Fund — Class Z	17.62%	21,961,367

102,585	Forward Select EM Dividend Fund — Institutional Class	1.94%	2,422,035

535,000	Forward Strategic Alternatives Fund — Class Z	4.94%	6,152,503

	Total Affiliated Investment Companies (Cost $121,705,654)		124,365,915

	Total Investments: 99.79% (Cost $121,705,654)		124,365,915

	Net Other Assets and Liabilities: 0.21%		261,414

	Net Assets: 100.00%		$124,627,329

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	57	June 30, 2011

Portfolio of Investments (Note 11)

Forward Growth & Income Allocation Fund (Unaudited)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.76%
287,046	Forward Commodity Long/Short Strategy Fund — Class Z	7.60%	$7,859,329

1,133,468	Forward CorePlus Fund — Class Z	29.30%	30,274,923

176,917	Forward EM Corporate Debt Fund — Institutional Class	2.01%	2,078,770

333,487	Forward Extended MarketPlus Fund — Class Z	9.05%	9,357,651

651,159	Forward Frontier Strategy Fund — Class Z	7.37%	7,618,563

1,390,339	Forward High Yield Bond Fund — Class Z	13.70%	14,153,650

768,209	Forward International Equity Fund — Class Z	12.60%	13,021,143

1,009,719	Forward Investment Grade Fixed-Income Fund — Class Z	10.66%	11,016,031

112,844	Forward Select EM Dividend Fund — Institutional Class	2.58%	2,664,239

439,598	Forward Strategic Alternatives Fund — Class Z	4.89%	5,055,381

	Total Affiliated Investment Companies (Cost $102,013,756)		103,099,680

	Total Investments: 99.76% (Cost $102,013,756)		103,099,680

	Net Other Assets and Liabilities: 0.24%		246,625

	Net Assets: 100.00%		$103,346,305

Percentages are stated as a percent of net assets.

June 30, 2011	58	See Notes to Financial Statements

Portfolio of Investments (Note 11)

Forward Growth Allocation Fund (Unaudited)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.88%
273,838	Forward Commodity Long/Short Strategy Fund — Class Z	7.60%	$7,497,688

1,472,077	Forward CorePlus Fund — Class Z	39.82%	39,319,184

168,492	Forward EM Corporate Debt Fund — Institutional Class	2.01%	1,979,781

424,098	Forward Extended MarketPlus Fund — Class Z	12.06%	11,900,181

623,719	Forward Frontier Strategy Fund — Class Z	7.39%	7,297,515

150,195	Forward High Yield Bond Fund — Class Z	1.55%	1,528,985

992,163	Forward International Equity Fund — Class Z	17.04%	16,817,150

349,945	Forward Investment Grade Fixed-Income Fund — Class Z	3.87%	3,817,900

152,291	Forward Select EM Dividend Fund — Institutional Class	3.64%	3,595,593

420,953	Forward Strategic Alternatives Fund — Class Z	4.90%	4,840,958

	Total Affiliated Investment Companies (Cost $97,986,240)		98,594,935

	Total Investments: 99.88% (Cost $97,986,240)		98,594,935

	Net Other Assets and Liabilities: 0.12%		120,216

	Net Assets: 100.00%		$98,715,151

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	59	June 30, 2011

Portfolio of Investments (Note 11)

Forward Income & Growth Allocation Fund (Unaudited)

Shares		Allocation		Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.10%
61,861	Forward Commodity Long/Short Strategy Fund — Class Z	2.47%		$1,693,742

464,361	Forward CorePlus Fund — Class Z	18.08%		12,403,086

202,190	Forward EM Corporate Debt Fund — Institutional Class	3.46%		2,375,737

101,605	Forward Extended MarketPlus Fund — Class Z	4.16%		2,851,043

146,997	Forward Frontier Strategy Fund — Class Z	2.51%		1,719,860

1,652,228	Forward High Yield Bond Fund — Class Z	24.52%		16,819,681

252,346	Forward International Equity Fund — Class Z	6.24%		4,277,257

1,805,379	Forward Investment Grade Fixed-Income Fund — Class Z	28.71%		19,696,682

49,241	Forward Select EM Dividend Fund — Institutional Class	1.70%		1,162,577

432,121	Forward Strategic Alternatives Fund — Class Z	7.25%		4,969,389

265	Forward U.S. Government Money Fund — Class Z	0.00	%(a)	265

	Total Affiliated Investment Companies (Cost $66,369,992)			67,969,319

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.91%
	Wells Fargo Bank & Co.-San Francisco

$622,447	0.030%, due 07/01/2011			622,447

	Total Short-Term Bank Debt Instruments (Cost $622,447)			622,447

	Total Investments: 100.01% (Cost $66,992,439)			68,591,766

	Net Other Assets and Liabilities: (0.01)%			(10,142)

	Net Assets: 100.00%			$68,581,624

(a) Less than 0.005%

Percentages are stated as a percent of net assets.

June 30, 2011	60	See Notes to Financial Statements

Portfolio of Investments (Note 11)

Forward Income Allocation Fund (Unaudited)

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.04%
92,671	Forward EM Corporate Debt Fund — Institutional Class	4.99%	$1,088,880

630,916	Forward High Yield Bond Fund — Class Z	29.44%	6,422,728

1,292,101	Forward Investment Grade Fixed-Income Fund — Class Z	64.61%	14,096,824

	Total Affiliated Investment Companies (Cost $21,915,420)		21,608,432

Par Value

SHORT -TERM BANK DEBT INSTRUMENTS: 0.22%
	Bank of America-Charlotte

$48,681	0.030%, due 07/01/2011		48,681

	Total Short -Term Bank Debt Instruments (Cost $48,681)		48,681

	Total Investments: 99.26% (Cost $21,964,101)		21,657,113

	Net Other Assets and Liabilities: 0.74%		161,584

	Net Assets: 100.00%		$21,818,697

Percentages are stated as a percent of net assets.

See Notes to Financial Statements	61	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD COREPLUS FUND	FORWARD EXTENDED MARKETPLUS FUND	FORWARD FRONTIER STRATEGY FUND
ASSETS:
Investments, at value	$154,858,575	$158,275,714	$97,573,866
Deposit with broker for swap contracts	3,150,000	1,000,000	0
Unrealized gain on swap contracts	6,394,515	7,969,041	439,247
Receivable for swap contract payments	0	0	196,860
Receivable for investments sold	43,368	36,201	55,310
Receivable for shares sold	11,283	38,635	51,791
Interest and dividends receivable	339,365	358,835	351,873
Other assets	20,413	29,765	22,170

Total Assets	164,817,519	167,708,191	98,691,117

LIABILITIES:
Unrealized loss on swap contracts	18,850	19,493	173,275
Payable for swap contract payments	25,178	15,169	0
Payable for investments purchased	0	3,992,438	0
Payable for shares redeemed	352,496	47,644	51,791
Payable to advisor	59,659	78,227	69,069
Payable to sub-advisor	2,614	0	0
Payable for distribution and service fees	13,046	26,412	14,493
Payable to trustees	1,373	2,007	1,421
Payable for chief compliance officer fee	0	509	408
Payable to ReFlow (Note 2)	0	0	6,543
Accrued expenses and other liabilities	58,142	61,417	50,747

Total Liabilities	531,358	4,243,316	367,747

NET ASSETS	$164,286,161	$163,464,875	$98,323,370

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$176,533,376	$171,246,297	$100,390,511
Accumulated net investment income/(loss)	14,909	(292,843)	190,949
Accumulated net realized loss on investments, option contracts and swap contracts	(18,664,880)	(15,911,045)	(4,005,903)
Net unrealized appreciation on investments, option contracts and swap contracts	6,402,756	8,422,466	1,747,813

TOTAL NET ASSETS	$164,286,161	$163,464,875	$98,323,370

INVESTMENTS, AT COST	$154,831,484	$157,802,796	$96,092,025

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$26.04	$26.50	$11.67
Net Assets	$5,811,918	$2,702,535	$3,834,909
Shares of beneficial interest outstanding	223,215	101,981	328,542
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.71	$28.06	$11.68
Net Assets	$19,307,007	$121,502,537	$68,384,858
Shares of beneficial interest outstanding	722,724	4,330,063	5,853,138
Class C:
Net Asset Value, offering and redemption price per share	—	$26.09	—
Net Assets	—	$445,676	—
Shares of beneficial interest outstanding	—	17,084	—

June 30, 2011	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD COREPLUS FUND (continued)	FORWARD EXTENDED MARKETPLUS FUND (continued)	FORWARD FRONTIER STRATEGY FUND (continued)
Class M:
Net Asset Value, offering and redemption price per share	—	—	$11.68
Net Assets	—	—	$10,353
Shares of beneficial interest outstanding	—	—	886
Class Z:
Net Asset Value, offering and redemption price per share	$26.71	$28.06	$11.70
Net Assets	$139,167,236	$38,814,127	$26,093,250
Shares of beneficial interest outstanding	5,210,572	1,383,404	2,230,228

See Notes to Financial Statements	63	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD HIGH YIELD BOND FUND	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
ASSETS:
Investments, at value(a)	$151,293,430	$78,107,696	$87,655,374
Foreign currency, at value (Cost $0, $99,016 and $0, respectively)	0	99,327	0
TBA purchase commitments, at value (Cost Payable $0, $0 and $4,676,172 , respectively)	0	0	4,685,625
Variation margin receivable	0	0	126,788
Receivable for investments sold	5,134,254	1,577,579	2,054,844
Receivable for shares sold	1,029,286	16,012	10,403
Interest and dividends receivable	2,999,549	299,815	756,950
Other assets	27,354	13,128	14,183

Total Assets	160,483,873	80,113,557	95,304,167

LIABILITIES:
Options written, at value (Premiums received $0, $0 and $6,120, respectively)	0	0	5,100
Payable to broker for futures contracts and options contracts	0	0	44,162
Payable to custodian	108,175	0	0
Payable TBA sale commitments, at value (Proceeds receivable $0, $0 and $2,054,844 , respectively)	0	0	2,059,062
Payable for investments purchased	3,582,938	1,546,880	4,676,172
Payable for shares redeemed	1,029,286	96,527	1,004,026
Payable for collateral upon return of securities loaned	0	309,918	0
Payable to advisor	32,942	34,203	18,516
Payable to sub-advisor	32,942	28,236	18,516
Payable for distribution and service fees	18,596	12,724	8,173
Payable to trustees	401	420	1,006
Payable for chief compliance officer fee	0	0	37
Payable to ReFlow (Note 2)	7,445	0	1,532
Accrued expenses and other liabilities	41,790	86,996	37,209

Total Liabilities	4,854,515	2,115,904	7,873,511

NET ASSETS	$155,629,358	$77,997,653	$87,430,656

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$153,440,134	$138,844,132	$106,403,412
Accumulated net investment income	130,263	1,745,252	23,278
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(303,030)	(78,006,396)	(12,619,703)
Net unrealized appreciation/(depreciation) on investments, option contracts, futures contracts and translation of assets and liabilities in foreign currencies	2,361,991	15,414,665	(6,376,331)

TOTAL NET ASSETS	$155,629,358	$77,997,653	$87,430,656

INVESTMENTS, AT COST	$148,931,439	$62,718,525	$94,164,748

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.21	$16.41	$10.92
Net Assets	$1,559,976	$3,799,195	$3,249,640
Shares of beneficial interest outstanding	152,848	231,514	297,574

June 30, 2011	64	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD HIGH YIELD BOND FUND (continued)	FORWARD INTERNATIONAL EQUITY FUND (continued)	FORWARD INVESTMENT GRADE FIXED-INCOME FUND (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.19	$16.95	$10.92
Net Assets	$95,813,873	$15,132,658	$13,613,520
Shares of beneficial interest outstanding	9,405,022	892,739	1,247,159
Class C:
Net Asset Value, offering and redemption price per share	$10.19	—	—
Net Assets	$995,611	—	—
Shares of beneficial interest outstanding	97,722	—	—
Class Z:
Net Asset Value, offering and redemption price per share	$10.18	$16.95	$10.91
Net Assets	$57,259,898	$59,065,800	$70,567,496
Shares of beneficial interest outstanding	5,624,851	3,484,288	6,470,101

(a) At June 30, 2011, securities with a market value of $0, $309,918 and $0, respectively, were on loan to brokers.

See Notes to Financial Statements	65	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD U.S. GOVERNMENT MONEY FUND
ASSETS:
Investments, at value	$82,214,099	$327,827,527
Repurchase agreements, at value	0	189,000,000
Cash	0	4,163,583
Deposit with broker for swap contracts	1,274,903	0
Unrealized gain on swap contracts	440,016	0
Receivable for investments sold	3,861	0
Receivable for shares sold	11,035	0
Interest and dividends receivable	123,099	175,627
Other assets	17,659	37,182

Total Assets	84,084,672	521,203,919

LIABILITIES:
Unrealized loss on swap contracts	80,668	0
Payable for swap contract payments	21,956	0
Payable for investments purchased	71,860	30,000,058
Payable for shares redeemed	11,035	0
Payable for fund distribution	0	3,798
Payable to advisor	48,128	11,673
Payable for distribution and service fees	8,201	0
Payable to trustees	954	8,863
Payable for chief compliance officer fee	67	5,003
Payable to ReFlow (Note 2)	522	0
Accrued expenses and other liabilities	37,462	106,790

Total Liabilities	280,853	30,136,185

NET ASSETS	$83,803,819	$491,067,734

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$91,442,338	$491,077,498
Accumulated net investment income	24,476	3,008
Accumulated net realized loss on investments and foreign currency transactions	(12,731,985)	(12,772)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	5,068,990	—

TOTAL NET ASSETS	$83,803,819	$491,067,734

INVESTMENTS, AT COST	$77,504,457	$327,827,527

REPURCHASE AGREEMENTS, AT COST	0	189,000,000

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$11.49	$1.00
Net Assets	$2,549,135	$2,305,741
Shares of beneficial interest outstanding	221,932	2,304,913
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.49	$1.00
Net Assets	$59,096,472	$250,451,275
Shares of beneficial interest outstanding	5,141,485	250,450,857

June 30, 2011	66	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND (continued)	FORWARD U.S. GOVERNMENT MONEY FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$1,323,110
Shares of beneficial interest outstanding	—	1,323,358
Class C:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$1,377,638
Shares of beneficial interest outstanding	—	1,377,780
Class Z:
Net Asset Value, offering and redemption price per share	$11.50	$1.00
Net Assets	$22,158,212	$235,609,970
Shares of beneficial interest outstanding	1,926,175	235,621,617

See Notes to Financial Statements	67	June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND	FORWARD BALANCED ALLOCATION FUND	FORWARD GROWTH & INCOME ALLOCATION FUND
ASSETS:
Investments in affiliates, at value	$46,358,478	$124,365,915	$103,099,680
Receivable for shares sold	267,582	1,516,093	695,632
Interest and dividends receivable	82,211	299,490	313,390
Other assets	22,208	26,329	28,011

Total Assets	46,730,479	126,207,827	104,136,713

LIABILITIES:
Payable to custodian	10,068	0	0
Payable for shares redeemed	267,582	1,516,093	695,632
Payable for distribution and service fees	17,777	38,284	61,656
Payable for chief compliance officer fee	88	0	210
Payable to ReFlow (Note 2)	1,102	3,049	1,181
Accrued expenses and other liabilities	31,659	23,072	31,729

Total Liabilities	328,276	1,580,498	790,408

NET ASSETS	$46,402,203	$124,627,329	$103,346,305

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$48,004,485	$122,591,051	$106,044,851
Accumulated net investment loss	(2,208)	(5,664)	(5,576)
Accumulated net realized loss on investments	(1,915,055)	(618,319)	(3,778,894)
Net unrealized appreciation on investments	314,981	2,660,261	1,085,924

TOTAL NET ASSETS	$46,402,203	$124,627,329	$103,346,305

INVESTMENTS IN AFFILIATES, AT COST	$46,043,497	$121,705,654	$102,013,756

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$14.66	$15.64	$15.34
Net Assets	$7,908,485	$13,025,883	$10,535,739
Shares of beneficial interest outstanding	539,547	833,092	686,656
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.08	$15.65	$15.37
Net Assets	$26,551,124	$73,939,090	$44,933,166
Shares of beneficial interest outstanding	1,760,127	4,725,084	2,922,839
Class A:
Net Asset Value, offering and redemption price per share	$14.90	$15.63	$15.32
Net Assets	$6,619,326	$20,304,623	$16,528,183
Shares of beneficial interest outstanding	444,107	1,299,139	1,078,571
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.81	$16.58	$16.25
Class C:
Net Asset Value, offering and redemption price per share	$14.32	$15.60	$15.30
Net Assets	$5,323,268	$17,357,733	$31,349,217
Shares of beneficial interest outstanding	371,763	1,112,420	2,049,343

June 30, 2011	68	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GROWTH ALLOCATION FUND	FORWARD INCOME & GROWTH ALLOCATION FUND	FORWARD INCOME ALLOCATION FUND
ASSETS:
Investments in affiliates, at value	$98,594,935	$67,969,319	$21,608,432
Investments, at value	0	622,447	48,681
Receivable for shares sold	182,136	34,192	175,775
Interest and dividends receivable	190,881	190,765	44,952
Other assets	24,335	23,021	20,619

Total Assets	98,992,287	68,839,744	21,898,459

LIABILITIES:
Payable for shares redeemed	182,136	220,446	52,874
Payable for distribution and service fees	55,359	17,184	5,530
Payable to trustees	0	0	0
Payable for chief compliance officer fee	0	0	23
Payable to ReFlow (Note 2)	1,722	435	142
Accrued expenses and other liabilities	37,919	20,055	21,193

Total Liabilities	277,136	258,120	79,762

NET ASSETS	$98,715,151	$68,581,624	$21,818,697

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$99,970,337	$67,037,472	$22,459,190
Accumulated net investment loss	(4,902)	(2,371)	(1,164)
Accumulated net realized loss on investments	(1,858,979)	(52,804)	(332,341)
Net unrealized appreciation/(depreciation) on investments	608,695	1,599,327	(306,988)

TOTAL NET ASSETS	$98,715,151	$68,581,624	$21,818,697

INVESTMENTS IN AFFILIATES, AT COST	$97,986,240	$66,369,992	$21,915,420

INVESTMENTS, AT COST	0	622,447	48,681

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$15.25	$15.22	$14.51
Net Assets	$12,114,893	$5,117,088	$3,176,783
Shares of beneficial interest outstanding	794,335	336,274	218,911
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.26	$15.23	$14.53
Net Assets	$44,802,566	$55,284,098	$13,242,972
Shares of beneficial interest outstanding	2,935,007	3,630,240	911,723
Class A:
Net Asset Value, offering and redemption price per share	$15.26	$15.21	$14.52
Net Assets	$16,254,517	$1,920,815	$620,635
Shares of beneficial interest outstanding	1,065,448	126,284	42,738
Maximum offering price per share (NAV/0.9425, NAV/.9425 and NAV/0.9625, respectively, based on maximum sales charge of 5.75%, 5.75% and 3.75%, respectively, of the offering price)	$16.19	$16.14	$15.09
Class C:
Net Asset Value, offering and redemption price per share	$15.15	$15.17	$14.48
Net Assets	$25,543,175	$6,259,623	$4,778,307
Shares of beneficial interest outstanding	1,685,733	412,725	329,928

See Notes to Financial Statements	69	June 30, 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD COREPLUS FUND	FORWARD EXTENDED MARKETPLUS FUND	FORWARD FRONTIER STRATEGY FUND
INVESTMENT INCOME:
Interest	$1,127,418	$1,421,708	$396,576
Dividends	28,807	—	590,261
Foreign taxes withheld	0	0	(28,610)

Total Investment Income	1,156,225	1,421,708	958,227

EXPENSES:
Investment advisory fee	331,904	503,030	469,731
Investment sub-advisory fee	6,726	—	—
Administration fee	45,822	54,093	29,998
Custodian fee	15,890	9,018	8,009
Legal and audit fee	60,407	50,925	33,005
Transfer agent fee	19,475	19,973	13,237
Trustees’ fees and expenses	6,533	7,943	5,211
Registration/filing fees	18,923	21,691	17,566
Reports to shareholder and printing fees	10,234	18,692	7,863
Distribution and service fees
Investor Class	15,281	6,722	8,366
Institutional Class	10,232	60,428	34,007
Class C	—	3,589	—
Class M	—	—	2
Chief compliance officer fee	3,326	4,407	2,934
ReFlow fees (Note 2)	—	—	27,411
Other	5,301	6,975	6,524

Total Expenses	550,054	767,486	663,864

NET INVESTMENT INCOME:	606,171	654,222	294,363

Net realized gain on investments	13,192,049	142,967	1,085,281
Net realized gain/(loss) on option contracts	(40,761)	41,557	0
Net realized gain/(loss) on swap contracts	(1,677,417)	4,470,398	(5,258,172)
Net change in unrealized appreciation/(depreciation) on investments	(11,266,261)	878,720	(3,104,897)
Net change in unrealized appreciation/(depreciation) on swap contracts	6,375,665	8,342,686	(240,066)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTION CONTRACTS AND SWAP CONTRACTS	6,583,275	13,876,328	(7,517,854)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,189,446	$14,530,550	$(7,223,491)

June 30, 2011	70	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD HIGH YIELD BOND FUND	FORWARD INTERNATIONAL EQUITY FUND	FORWARD INVESTMENT GRADE FIXED- INCOME FUND
INVESTMENT INCOME:
Interest	$5,886,296	$40	$2,374,623
Dividends	—	1,535,563	—
Securities lending income	—	241	—
Foreign taxes withheld	0	(183,410)	0

Total Investment Income	5,886,296	1,352,434	2,374,623

EXPENSES:
Investment advisory fee	237,243	213,826	129,468
Investment sub-advisory fee	185,589	174,948	107,205
Administration fee	44,587	47,995	32,369
Custodian fee	8,427	59,625	3,807
Legal and audit fee	22,859	19,278	18,085
Transfer agent fee	16,315	11,776	11,743
Trustees’ fees and expenses	5,455	3,195	3,841
Registration/filing fees	25,287	10,996	11,422
Reports to shareholder and printing fees	6,643	6,890	1,938
Distribution and service fees
Investor Class	16,941	8,742	7,834
Institutional Class	43,937	8,248	6,555
Class C	5,175	—	—
Chief compliance officer fee	3,274	1,763	1,917
ReFlow fees (Note 2)	8,017	—	8,489
Other	4,810	5,085	3,973

Total expenses before waiver	634,559	572,367	348,646
Less fees waived/reimbursed by investment advisor (Note 3)	0	(461)	0

Total Net Expenses	634,559	571,906	348,646

NET INVESTMENT INCOME:	5,251,737	780,528	2,025,977

Net realized gain on investments	2,566,861	3,066,663	139,709
Net realized gain on futures contracts	0	0	2,440
Net realized gain on foreign currency transactions	0	1,125,537	0
Net change in unrealized appreciation/(depreciation) on investments	(1,105,400)	(107,621)	636,337
Net change in unrealized appreciation on options contracts	0	0	1,020
Net change in unrealized appreciation on futures contracts	0	0	126,313
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	0	(1,286)	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	1,461,461	4,083,293	905,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,713,198	$4,863,821	$2,931,796

See Notes to Financial Statements	71	June 30, 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD U.S. GOVERNMENT MONEY FUND
INVESTMENT INCOME:
Interest	$149,402	$519,383
Dividends	365,324	—

Total Investment Income	514,726	519,383

EXPENSES:
Investment advisory fee	300,326	195,594
Administration fee	22,972	122,407
Custodian fee	1,484	12,923
Legal and audit fee	24,819	43,979
Transfer agent fee	10,201	48,176
Trustees’ fees and expenses	3,958	20,003
Registration/filing fees	11,187	30,361
Reports to shareholder and printing fees	7,001	4,932
Distribution and service fees
Investor Class	5,047	5,434
Institutional Class	30,545	223,645
Class A	—	3,210
Class C	—	6,819
Administrative services fees - Investor Class	—	2,919
Chief compliance officer fee	1,992	9,372
ReFlow fees (Note 2)	13,278	—
Other	4,301	17,574

Total expenses before waiver	437,111	747,348
Less fees waived (Note 3):
Investment advisor		(37,913)
Distribution and service fees
Investor Class	0	(5,434)
Institutional Class	0	(223,645)
Class A	0	(3,210)
Class C	0	(6,819)
Administrative services fees - Investor Class	0	(2,919)

Total Net Expenses	437,111	467,408

NET INVESTMENT INCOME:	77,615	51,975

Net realized gain on investments	612,455	2,081
Net realized loss on option contracts	(175,097)	0
Net realized gain on swap contracts	787,971	0
Net change in unrealized appreciation on investments	1,997,303	0
Net change in unrealized appreciation on swap contracts	113,674	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS, AND SWAP CONTRACTS	3,336,306	2,081

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,413,921	$54,056

June 30, 2011	72	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND	FORWARD BALANCED ALLOCATION FUND	FORWARD GROWTH & INCOME ALLOCATION FUND
INVESTMENT INCOME:
Interest	$15	$75	$18
Dividends from affiliated investment company shares	156,619	1,447,574	978,988

Total Investment Income	156,634	1,447,649	979,006

EXPENSES:
Investment advisory fee	24,398	61,635	52,462
Administration fee	9,118	16,188	15,102
Custodian fee	4,196	3,253	4,709
Legal and audit fee	10,917	9,923	10,868
Transfer agent fee	12,303	7,711	18,572
Registration/filing fees	16,765	19,815	19,039
Reports to shareholder and printing fees	12,850	6,069	19,480
Distribution and service fees
Investor Class	20,108	32,855	28,492
Class A	12,517	35,660	29,961
Class C	27,813	87,425	159,795
Chief compliance officer fee	1,194	2,762	2,574
ReFlow fees (Note 2)	8,052	6,594	10,772
Other	3,496	4,829	4,942

Total expenses before waiver	163,727	294,719	376,768
Less fees waived/reimbursed by investment advisor (Note 3)	(24,398)	(61,635)	(52,462)
Less transfer agent fees reimbursed	(9,211)	(6,691)	(15,183)

Total Net Expenses	130,118	226,393	309,123

NET INVESTMENT INCOME:	26,516	1,221,256	669,883

Net realized loss on affiliated investments	(2,547,085)	(1,798,632)	(4,028,468)
Net change in unrealized appreciation on investments	4,907,267	5,471,211	7,785,693

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,360,182	3,672,579	3,757,225

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,386,698	$4,893,835	$4,427,108

See Notes to Financial Statements	73	June 30, 2011

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	FORWARD GROWTH ALLOCATION FUND	FORWARD INCOME & GROWTH ALLOCATION FUND	FORWARD INCOME ALLOCATION FUND
INVESTMENT INCOME:
Interest	$37	$132	$50
Dividends from affiliated investment company shares	491,812	1,063,169	565,106

Total Investment Income	491,849	1,063,301	565,156

EXPENSES:
Investment advisory fee	50,401	32,924	10,739
Administration fee	14,253	10,669	6,729
Custodian fee	4,311	4,491	3,291
Legal and audit fee	10,756	10,246	12,403
Transfer agent fee	22,349	3,247	2,363
Registration/filing fees	17,597	16,865	15,769
Reports to shareholder and printing fees	19,802	3,208	3,150
Distribution and service fees
Investor Class	30,812	12,292	6,772
Class A	29,612	3,864	943
Class C	133,671	32,180	22,894
Chief compliance officer fee	2,279	1,473	500
ReFlow fees (Note 2)	8,320	1,530	1,128
Other	4,618	3,358	2,493

Total expenses before waiver	348,781	136,347	89,174
Less fees waived/reimbursed by investment advisor (Note 3)	(50,401)	(32,924)	(10,739)
Less transfer agent fees reimbursed	(17,860)	(2,697)	(1,668)

Total Net Expenses	280,520	100,726	76,767

NET INVESTMENT INCOME:	211,329	962,575	488,389

Net realized gain/(loss) on affiliated investments	(5,446,839)	(231,231)	52,006
Net change in unrealized appreciation on investments	9,152,484	1,439,211	136,228

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,705,645	1,207,980	188,234

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,916,974	$2,170,555	$676,623

June 30, 2011	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD COREPLUS FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$606,171	$520,215
Net realized gain on investments	13,192,049	8,321,558
Net realized loss on option contracts	(40,761)	—
Net realized loss on swap contracts	(1,677,417)	—
Net change in unrealized depreciation on investments, option contracts and swap contracts	(4,890,596)	(614,441)

Net increase in net assets resulting from operations	7,189,446	8,227,332

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(9,698)	(6,541)
Institutional Class	(63,738)	(102,512)
Class Z	(517,826)	(462,243)

Total distributions	(591,262)	(571,296)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	223,967	2,992,631
Issued to shareholders in reinvestment of distributions	9,637	5,973
Cost of shares redeemed	(1,368,071)	(493,676)
Acquisition (Note 12)	3,087,687	—

Net increase from share transactions	1,953,220	2,504,928

Institutional Class
Proceeds from sale of shares	2,190,148	11,576,916
Issued to shareholders in reinvestment of distributions	53,543	67,900
Cost of shares redeemed	(8,239,458)	(19,386,987)
Acquisition (Note 12)	9,543,926	—

Net increase/(decrease) from share transactions	3,548,159	(7,742,171)

Class C
Proceeds from sale of shares	—	24,061
Cost of shares redeemed	—	(432,443)

Net decrease from share transactions	—	(408,382)

Class Z
Proceeds from sale of shares	72,725,001	15,565,000
Issued to shareholders in reinvestment of distributions	517,827	—
Cost of shares redeemed	(13,300,000)	(61,180,000)
Acquisition (Note 12)	44,922,975	—

Net increase/(decrease) from share transactions	104,865,803	(45,615,000)

Net increase/(decrease) in net assets	$116,965,366	$(43,604,589)

NET ASSETS:
Beginning of period	47,320,795	90,925,384

End of period (including accumulated net investment income of $14,909 and $0, respectively)	$164,286,161	$47,320,795

See Notes to Financial Statements	75	June 30, 2011

Statement of Changes in Net Assets

	FORWARD COREPLUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	8,660	131,902
Distributions reinvested	382	271
Redeemed	(52,726)	(21,623)
Acquisition (Note 12)	123,067	—

Net increase in shares outstanding	79,383	110,550

Institutional Class
Sold	81,949	484,967
Distributions reinvested	2,061	2,945
Redeemed	(313,499)	(822,143)
Acquisition (Note 12)	370,939	—

Net increase/(decrease) in shares outstanding	141,450	(334,231)

Class C
Sold	—	1,091
Redeemed	—	(20,182)

Net decrease in shares outstanding	—	(19,091)

Class Z
Sold	2,784,261	693,181
Distributions reinvested	19,921	—
Redeemed	(495,671)	(2,582,229)
Acquisition (Note 12)	1,746,212	—

Net increase/(decrease) in shares outstanding	4,054,723	(1,889,048)

June 30, 2011	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EXTENDED MARKETPLUS FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$654,222	$948,496
Net realized gain on investments	142,967	31,090,989
Net realized gain on option contracts	41,557	—
Net realized gain on swap contracts	4,470,398	23,330,230
Net change in unrealized appreciation/(depreciation) on investments, option contracts and swap contracts	9,221,406	(19,569,803)

Net increase in net assets resulting from operations	14,530,550	35,799,912

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(10,898)	(406,187)
Institutional Class	(681,791)	(19,004,044)
Class C	(426)	(72,746)
Class Z	(253,950)	(6,279,832)

Total distributions	(947,065)	(25,762,809)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	166,020	1,577,814
Issued to shareholders in reinvestment of distributions	10,383	379,631
Cost of shares redeemed	(313,880)	(832,251)

Net increase/(decrease) from share transactions	(137,477)	1,125,194

Institutional Class
Proceeds from sale of shares	10,593,932	42,833,888
Issued to shareholders in reinvestment of distributions	137,703	4,079,219
Cost of shares redeemed	(14,742,253)	(65,184,069)

Net decrease from share transactions	(4,010,618)	(18,270,962)

Class C
Proceeds from sale of shares	186,699	190,457
Issued to shareholders in reinvestment of distributions	402	65,539
Cost of shares redeemed	(465,967)	(129,398)

Net increase/(decrease) from share transactions	(278,866)	126,598

Class Z
Proceeds from sale of shares	7,450,000	23,575,000
Issued to shareholders in reinvestment of distributions	253,951	6,058,743
Cost of shares redeemed	(14,750,000)	(30,958,085)

Net decrease from share transactions	(7,046,049)	(1,324,342)

Net increase/(decrease) in net assets	$2,110,475	$(8,306,409)

NET ASSETS:
Beginning of period	161,354,400	169,660,809

End of period (including accumulated net investment loss of $(292,843) and $0, respectively)	$163,464,875	$161,354,400

See Notes to Financial Statements	77	June 30, 2011

Statement of Changes in Net Assets

	FORWARD EXTENDED MARKETPLUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	6,336	60,347
Distributions reinvested	402	15,504
Redeemed	(11,994)	(32,857)

Net increase/(decrease) in shares outstanding	(5,256)	42,994

Institutional Class
Sold	389,329	1,625,192
Distributions reinvested	5,028	157,432
Redeemed	(538,304)	(2,494,135)

Net decrease in shares outstanding	(143,947)	(711,511)

Class C
Sold	7,554	7,906
Distributions reinvested	16	2,718
Redeemed	(17,715)	(5,261)

Net increase/(decrease) in shares outstanding	(10,145)	5,363

Class Z
Sold	285,563	812,510
Distributions reinvested	9,274	233,838
Redeemed	(534,013)	(1,133,979)

Net decrease in shares outstanding	(239,176)	(87,631)

June 30, 2011	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD FRONTIER STRATEGY FUND
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$294,363	$355,252
Net realized gain on investments	1,085,281	2,651,865
Net realized gain/(loss) on swap contracts	(5,258,172)	10,091,620
Net realized loss on foreign currency transactions	—	(24)
Net change in unrealized appreciation/(depreciation) on investments, swap contracts and foreign currency translations	(3,344,963)	4,477,468

Net increase/(decrease) in net assets resulting from operations	(7,223,491)	17,576,181

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(255,195)
Institutional Class	—	(5,705,574)
Class Z	—	(5,837,327)
From net realized gains on investments
Investor Class	—	(30,762)
Institutional Class	—	(669,955)
Class Z	—	(711,331)

Total distributions	—	(13,210,144)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,264,507	7,424,701
Issued to shareholders in reinvestment of distributions	—	185,702
Cost of shares redeemed	(1,441,715)	(4,618,716)

Net increase/(decrease) from share transactions	(177,208)	2,991,687

Institutional Class
Proceeds from sale of shares	41,478,354	68,531,996
Issued to shareholders in reinvestment of distributions	—	3,932,641
Cost of shares redeemed	(34,720,220)	(24,114,455)

Net increase from share transactions	6,758,134	48,350,182

Class M
Proceeds from sale of shares	10,983	—

Net increase from share transactions	10,983	—

Class Z
Proceeds from sale of shares	1,100,000	53,600,000
Issued to shareholders in reinvestment of distributions	—	5,837,327
Cost of shares redeemed	(42,975,000)	(12,075,000)

Net increase/(decrease) from share transactions	(41,875,000)	47,362,327

Net increase/(decrease) in net assets	$(42,506,582)	$103,070,233

NET ASSETS:
Beginning of period	140,829,952	37,759,719

End of period (including accumulated net investment income/(loss) of $190,949 and $(103,414), respectively)	$98,323,370	$140,829,952

See Notes to Financial Statements	79	June 30, 2011

Statement of Changes in Net Assets

	FORWARD FRONTIER STRATEGY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	104,608	623,766
Distributions reinvested	—	14,880
Redeemed	(119,229)	(394,814)

Net increase/(decrease) in shares outstanding	(14,621)	243,832

Institutional Class
Sold	3,447,713	5,772,948
Distributions reinvested	—	316,549
Redeemed	(2,904,841)	(1,938,025)

Net increase in shares outstanding	542,872	4,151,472

Class M
Sold	886	—

Net increase in shares outstanding	886	—

Class Z
Sold	90,023	4,053,376
Distributions reinvested	—	472,658
Redeemed	(3,535,613)	(930,354)

Net increase/(decrease) in shares outstanding	(3,445,590)	3,595,680

(a) The Forward Frontier Strategy Fund began offering Class M shares on May 2, 2011.

June 30, 2011	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$5,251,737	$8,678,764
Net realized gain on investments	2,566,861	10,212,160
Net change in unrealized depreciation on investments	(1,105,400)	(4,953,261)

Net increase in net assets resulting from operations	6,713,198	13,937,663

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(196,726)	(362,089)
Institutional Class	(3,062,646)	(6,088,073)
Class C	(31,360)	(56,914)
Class Z	(1,856,218)	(2,146,212)

Total distributions	(5,146,950)	(8,653,288)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	2,505,729	8,499,121
Issued to shareholders in reinvestment of distributions	192,145	344,018
Cost of shares redeemed	(9,409,358)	(5,360,958)

Net increase/(decrease) from share transactions	(6,711,484)	3,482,181

Institutional Class
Proceeds from sale of shares	53,517,120	38,328,885
Issued to shareholders in reinvestment of distributions	2,156,829	4,449,532
Cost of shares redeemed	(31,828,828)	(51,972,720)

Net increase/(decrease) from share transactions	23,845,121	(9,194,303)

Class C
Proceeds from sale of shares	282,166	300,967
Issued to shareholders in reinvestment of distributions	15,358	22,544
Cost of shares redeemed	(267,584)	(177,300)

Net increase from share transactions	29,940	146,211

Class Z
Proceeds from sale of shares	30,500,000	5,588,869
Cost of shares redeemed	(1,750,000)	(4,235,000)

Net increase from share transactions	28,750,000	1,353,869

Net increase in net assets	$47,479,825	$1,072,333

NET ASSETS:
Beginning of period	108,149,533	107,077,200

End of period (including accumulated net investment income of $130,263 and $25,476, respectively)	$155,629,358	$108,149,533

See Notes to Financial Statements	81	June 30, 2011

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	242,265	861,472
Distributions reinvested	18,669	35,170
Redeemed	(915,495)	(549,670)

Net increase/(decrease) in shares outstanding	(654,561)	346,972

Institutional Class
Sold	5,187,689	3,930,321
Distributions reinvested	210,121	458,005
Redeemed	(3,091,405)	(5,329,697)

Net increase/(decrease) in shares outstanding	2,306,405	(941,371)

Class C
Sold	27,343	30,744
Distributions reinvested	1,496	2,319
Redeemed	(25,852)	(18,182)

Net increase in shares outstanding	2,987	14,881

Class Z
Sold	3,009,504	560,206
Redeemed	(170,689)	(428,519)

Net increase in shares outstanding	2,838,815	131,687

June 30, 2011	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$780,528	$1,127,269
Net realized gain on investments	3,066,663	8,930,985
Net realized gain on foreign currency transactions	1,125,537	795,270
Net change in unrealized depreciation on investments and foreign currency translations	(108,907)	(4,823,940)

Net increase in net assets resulting from operations	4,863,821	6,029,584

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(64,805)
Institutional Class	—	(425,614)
Class Z	—	(1,284,508)

Total distributions	—	(1,774,927)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	698,669	3,103,739
Issued to shareholders in reinvestment of distributions	—	62,848
Cost of shares redeemed	(462,145)	(1,581,258)

Net increase from share transactions	236,524	1,585,329

Institutional Class
Proceeds from sale of shares	2,661,794	3,515,859
Issued to shareholders in reinvestment of distributions	—	339,912
Cost of shares redeemed	(8,530,185)	(12,199,431)

Net decrease from share transactions	(5,868,391)	(8,343,660)

Class C
Proceeds from sale of shares	—	5,278
Cost of shares redeemed	—	(795,439)

Net decrease from share transactions	—	(790,161)

Class Z
Proceeds from sale of shares	11,550,000	33,061,414
Cost of shares redeemed	(12,400,000)	(51,018,985)

Net decrease from share transactions	(850,000)	(17,957,571)

Net decrease in net assets	$(1,618,046)	$(21,251,406)

NET ASSETS:
Beginning of period	79,615,699	100,867,105

End of period (including accumulated net investment income of $1,745,252 and $964,724, respectively)	$77,997,653	$79,615,699

See Notes to Financial Statements	83	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL EQUITY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	44,085	222,326
Distributions reinvested	—	4,108
Redeemed	(29,043)	(120,292)

Net increase in shares outstanding	15,042	106,142

Institutional Class
Sold	160,202	229,938
Distributions reinvested	—	21,554
Redeemed	(515,955)	(842,509)

Net decrease in shares outstanding	(355,753)	(591,017)

Class C
Sold	—	376
Redeemed	—	(55,253)

Net decrease in shares outstanding	—	(54,877)

Class Z
Sold	697,874	2,083,573
Redeemed	(752,292)	(3,614,698)

Net decrease in shares outstanding	(54,418)	(1,531,125)

June 30, 2011	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$2,025,977	$3,447,092
Net realized gain/(loss) on investments	139,709	(7,051,086)
Net realized gain on option contracts	0	72,560
Net realized gain on futures contracts	2,440	590,800
Net change in unrealized appreciation on investments, option contracts and futures contracts	763,670	11,292,229

Net increase in net assets resulting from operations	2,931,796	8,351,595

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(67,220)	(93,593)
Institutional Class	(306,826)	(671,521)
Class C	—	(4,707)
Class Z	(1,648,774)	(3,624,462)

Total distributions	(2,022,820)	(4,394,283)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	935,227	6,793,902
Issued to shareholders in reinvestment of distributions	58,162	73,797
Cost of shares redeemed	(930,370)	(4,736,093)

Net increase from share transactions	63,019	2,131,606

Institutional Class
Proceeds from sale of shares	9,676,415	11,475,736
Issued to shareholders in reinvestment of distributions	258,047	520,958
Cost of shares redeemed	(8,692,079)	(18,796,047)

Net increase/(decrease) from share transactions	1,242,383	(6,799,353)

Class C
Proceeds from sale of shares	—	435,494
Issued to shareholders in reinvestment of distributions	—	2,721
Cost of shares redeemed	—	(782,614)

Net decrease from share transactions	—	(344,399)

Class Z
Proceeds from sale of shares	8,250,000	18,630,256
Cost of shares redeemed	(27,400,000)	(23,675,000)

Net decrease from share transactions	(19,150,000)	(5,044,744)

Net decrease in net assets	$(16,935,622)	$(6,099,578)

NET ASSETS:
Beginning of period	104,366,278	110,465,856

End of period (including accumulated net investment income of $23,278 and $20,121, respectively)	$87,430,656	$104,366,278

See Notes to Financial Statements	85	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	86,447	617,804
Distributions reinvested	5,359	6,753
Redeemed	(85,858)	(431,640)

Net increase in shares outstanding	5,948	192,917

Institutional Class
Sold	893,614	1,059,929
Distributions reinvested	23,771	48,121
Redeemed	(802,029)	(1,722,190)

Net increase/(decrease) in shares outstanding	115,356	(614,140)

Class C
Sold	—	40,560
Distributions reinvested	—	254
Redeemed	—	(71,516)

Net decrease in shares outstanding	—	(30,702)

Class Z
Sold	752,474	1,716,965
Redeemed	(2,532,290)	(2,208,118)

Net decrease in shares outstanding	(1,779,816)	(491,153)

June 30, 2011	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD STRATEGIC ALTERNATIVES FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$77,615	$621,910
Net realized gain/(loss) on investments	612,455	(14,862,735)
Net realized gain/(loss) on option contracts	(175,097)	4,005,556
Net realized gain on swap contracts	787,971	1,260,646
Net change in unrealized appreciation on investments, option contracts and swap contracts	2,110,977	7,043,806

Net increase/(decrease) in net assets resulting from operations	3,413,921	(1,930,817)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(36,244)
Institutional Class	(34,520)	(1,280,128)
Class Z	(18,619)	(503,784)
From return of capital
Investor Class	—	(4,070)
Institutional Class	—	(143,732)
Class Z	—	(56,565)

Total distributions	(53,139)	(2,024,523)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	507,040	1,979,634
Issued to shareholders in reinvestment of distributions	—	40,314
Cost of shares redeemed	(270,970)	(410,017)

Net increase from share transactions	236,070	1,609,931

Institutional Class
Proceeds from sale of shares	17,685,062	27,113,927
Issued to shareholders in reinvestment of distributions	3,883	197,153
Cost of shares redeemed	(26,194,626)	(36,247,737)

Net decrease from share transactions	(8,505,681)	(8,936,657)

Class Z
Proceeds from sale of shares	1,800,000	1,000,000
Issued to shareholders in reinvestment of distributions	18,620	—
Cost of shares redeemed	(2,450,000)	(19,500,000)

Net decrease from share transactions	(631,380)	(18,500,000)

Net decrease in net assets	$(5,540,209)	$(29,782,066)

NET ASSETS:
Beginning of period	89,344,028	119,126,094

End of period (including accumulated net investment income of $24,476 and $0, respectively)	$83,803,819	$89,344,028

See Notes to Financial Statements	87	June 30, 2011

Statement of Changes in Net Assets

	FORWARD STRATEGIC ALTERNATIVES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	43,836	176,580
Distributions reinvested	—	3,653
Redeemed	(23,243)	(37,299)

Net increase in shares outstanding	20,593	142,934

Institutional Class
Sold	1,522,483	2,462,325
Distributions reinvested	345	17,912
Redeemed	(2,266,491)	(3,314,433)

Net decrease in shares outstanding	(743,663)	(834,196)

Class Z
Sold	154,142	91,219
Distributions reinvested	1,651	—
Redeemed	(212,858)	(1,755,324)

Net decrease in shares outstanding	(57,065)	(1,664,105)

June 30, 2011	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$51,975	$371,947
Net realized gain on investments	2,081	0

Net increase in net assets resulting from operations	54,056	371,947

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(246)	(2,416)
Institutional Class	(21,953)	(170,456)
Class A	(146)	(829)
Class C	(115)	(730)
Class Z	(30,513)	(312,390)

Total distributions	(52,973)	(486,821)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,526,025	2,264,270
Issued to shareholders in reinvestment of distributions	246	2,212
Cost of shares redeemed	(1,639,941)	(3,794,699)

Net decrease from share transactions	(113,670)	(1,528,217)

Institutional Class
Proceeds from sale of shares	149,677,328	283,177,985
Issued to shareholders in reinvestment of distributions	2,162	14,876
Cost of shares redeemed	(120,498,271)	(337,322,311)

Net increase/(decrease) from share transactions	29,181,219	(54,129,450)

Class A
Proceeds from sale of shares	1,007,046	2,871,287
Issued to shareholders in reinvestment of distributions	146	747
Cost of shares redeemed	(1,213,076)	(1,937,118)

Net increase/(decrease) from share transactions	(205,884)	934,916

Class C
Proceeds from sale of shares	1,042,383	1,608,365
Issued to shareholders in reinvestment of distributions	115	656
Cost of shares redeemed	(657,785)	(1,867,559)

Net increase/(decrease) from share transactions	384,713	(258,538)

Class Z
Proceeds from sale of shares	170,764,886	534,915,165
Issued to shareholders in reinvestment of distributions	9	79
Cost of shares redeemed	(243,141,332)	(662,721,114)

Net decrease from share transactions	(72,376,437)	(127,805,870)

Net decrease in net assets	$(43,128,976)	$(182,902,033)

NET ASSETS:
Beginning of period	534,196,710	717,098,743

End of period (including accumulated net investment income of $3,008 and $4,006, respectively)	$491,067,734	$534,196,710

See Notes to Financial Statements	89	June 30, 2011

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,526,025	2,264,269
Distributions reinvested	246	2,212
Redeemed	(1,639,941)	(3,794,699)

Net decrease in shares outstanding	(113,670)	(1,528,218)

Institutional Class
Sold	149,677,328	283,177,985
Distributions reinvested	2,162	14,876
Redeemed	(120,498,271)	(337,322,311)

Net increase/(decrease) in shares outstanding	29,181,219	(54,129,450)

Class A
Sold	1,007,044	2,871,288
Distributions reinvested	146	747
Redeemed	(1,213,076)	(1,937,118)

Net increase/(decrease) in shares outstanding	(205,886)	934,917

Class C
Sold	1,042,383	1,608,366
Distributions reinvested	115	656
Redeemed	(657,785)	(1,867,559)

Net increase/(decrease) in shares outstanding	384,713	(258,537)

Class Z
Sold	170,764,886	534,915,164
Distributions reinvested	9	79
Redeemed	(243,141,332)	(662,721,114)

Net decrease in shares outstanding	(72,376,437)	(127,805,871)

June 30, 2011	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$26,516	$2,316,688
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(2,547,085)	988,659
Net change in unrealized appreciation on investments	4,907,267	1,469,663

Net increase in net assets resulting from operations	2,386,698	4,775,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(338,741)
Institutional Class	(27,760)	(1,408,305)
Class A	(964)	(329,404)
Class C	—	(242,271)

Total distributions	(28,724)	(2,318,721)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	624,419	2,568,899
Issued to shareholders in reinvestment of distributions	—	336,512
Cost of shares redeemed	(1,075,185)	(2,547,573)

Net increase/(decrease) from share transactions	(450,766)	357,838

Institutional Class
Proceeds from sale of shares	7,387,908	12,613,303
Issued to shareholders in reinvestment of distributions	25,736	1,262,071
Cost of shares redeemed	(12,264,058)	(18,331,296)

Net decrease from share transactions	(4,850,414)	(4,455,922)

Class A
Proceeds from sale of shares	404,180	668,263
Issued to shareholders in reinvestment of distributions	900	300,432
Cost of shares redeemed	(1,739,020)	(2,733,744)

Net decrease from share transactions	(1,333,940)	(1,765,049)

Class C
Proceeds from sale of shares	263,046	648,848
Issued to shareholders in reinvestment of distributions	—	238,646
Cost of shares redeemed	(991,940)	(2,392,716)

Net decrease from share transactions	(728,894)	(1,505,222)

Net decrease in net assets	$(5,006,040)	$(4,912,066)

NET ASSETS:
Beginning of period	51,408,243	56,320,309

End of period (including accumulated net investment loss of $(2,208) and $0, respectively)	$46,402,203	$51,408,243

See Notes to Financial Statements	91	June 30, 2011

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	43,018	190,913
Distributions reinvested	—	24,105
Redeemed	(74,347)	(186,444)

Net increase/(decrease) in shares outstanding	(31,329)	28,574

Institutional Class
Sold	494,970	899,633
Distributions reinvested	1,744	88,287
Redeemed	(822,190)	(1,302,900)

Net decrease in shares outstanding	(325,476)	(314,980)

Class A
Sold	27,538	48,534
Distributions reinvested	62	21,209
Redeemed	(117,603)	(200,395)

Net decrease in shares outstanding	(90,003)	(130,652)

Class C
Sold	18,444	49,240
Distributions reinvested	—	17,445
Redeemed	(70,136)	(181,854)

Net decrease in shares outstanding	(51,692)	(115,169)

June 30, 2011	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$1,221,256	$5,742,973
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(1,798,632)	1,349,009
Net change in unrealized appreciation on investments	5,471,211	3,929,823

Net increase in net assets resulting from operations	4,893,835	11,021,805

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(114,564)	(561,493)
Institutional Class	(810,432)	(3,581,590)
Class A	(191,973)	(943,425)
Class C	(109,951)	(667,165)

Total distributions	(1,226,920)	(5,753,673)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	753,479	2,142,444
Issued to shareholders in reinvestment of distributions	114,564	560,624
Cost of shares redeemed	(1,130,962)	(3,437,595)

Net decrease from share transactions	(262,919)	(734,527)

Institutional Class
Proceeds from sale of shares	14,076,248	27,032,365
Issued to shareholders in reinvestment of distributions	643,564	2,752,764
Cost of shares redeemed	(13,679,902)	(39,177,946)

Net increase/(decrease) from share transactions	1,039,910	(9,392,817)

Class A
Proceeds from sale of shares	1,311,236	1,694,407
Issued to shareholders in reinvestment of distributions	183,065	896,181
Cost of shares redeemed	(2,192,697)	(5,056,342)

Net decrease from share transactions	(698,396)	(2,465,754)

Class C
Proceeds from sale of shares	1,619,332	4,723,194
Issued to shareholders in reinvestment of distributions	94,845	578,879
Cost of shares redeemed	(1,876,819)	(4,539,770)

Net increase/(decrease) from share transactions	(162,642)	762,303

Net increase/(decrease) in net assets	$3,582,868	$(6,562,663)

NET ASSETS:
Beginning of period	121,044,461	127,607,124

End of period (including accumulated net investment loss of $(5,664) and $0, respectively)	$124,627,329	$121,044,461

See Notes to Financial Statements	93	June 30, 2011

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	48,641	144,049
Distributions reinvested	7,367	37,340
Redeemed	(72,757)	(233,684)

Net decrease in shares outstanding	(16,749)	(52,295)

Institutional Class
Sold	902,805	1,808,083
Distributions reinvested	41,330	183,611
Redeemed	(877,365)	(2,611,756)

Net increase/(decrease) in shares outstanding	66,770	(620,062)

Class A
Sold	84,002	114,430
Distributions reinvested	11,777	59,764
Redeemed	(140,936)	(341,320)

Net decrease in shares outstanding	(45,157)	(167,126)

Class C
Sold	104,232	321,217
Distributions reinvested	6,117	38,555
Redeemed	(120,706)	(306,644)

Net increase/(decrease) in shares outstanding	(10,357)	53,128

June 30, 2011	94	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$669,883	$5,062,856
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(4,028,468)	2,378,145
Net change in unrealized appreciation on investments	7,785,693	2,710,584

Net increase in net assets resulting from operations	4,427,108	10,151,585

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(67,753)	(591,227)
Institutional Class	(378,449)	(2,288,068)
Class A	(113,959)	(856,520)
Class C	(115,298)	(1,332,808)

Total distributions	(675,459)	(5,068,623)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	577,297	2,550,586
Issued to shareholders in reinvestment of distributions	67,753	591,227
Cost of shares redeemed	(3,550,712)	(2,752,423)

Net increase/(decrease) from share transactions	(2,905,662)	389,390

Institutional Class
Proceeds from sale of shares	12,438,636	15,006,402
Issued to shareholders in reinvestment of distributions	318,444	1,927,823
Cost of shares redeemed	(13,064,380)	(27,517,198)

Net decrease from share transactions	(307,300)	(10,582,973)

Class A
Proceeds from sale of shares	529,086	676,525
Issued to shareholders in reinvestment of distributions	110,232	822,821
Cost of shares redeemed	(2,615,418)	(3,890,630)

Net decrease from share transactions	(1,976,100)	(2,391,284)

Class C
Proceeds from sale of shares	1,630,452	5,082,241
Issued to shareholders in reinvestment of distributions	109,069	1,273,350
Cost of shares redeemed	(3,875,506)	(9,262,518)

Net decrease from share transactions	(2,135,985)	(2,906,927)

Net decrease in net assets	$(3,573,398)	$(10,408,832)

NET ASSETS:
Beginning of period	106,919,703	117,328,535

End of period (including accumulated net investment loss of $(5,576) and $0, respectively)	$103,346,305	$106,919,703

See Notes to Financial Statements	95	June 30, 2011

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	37,844	173,951
Distributions reinvested	4,471	40,251
Redeemed	(235,021)	(188,547)

Net increase/(decrease) in shares outstanding	(192,706)	25,655

Institutional Class
Sold	812,515	1,028,997
Distributions reinvested	20,968	131,245
Redeemed	(854,325)	(1,883,526)

Net decrease in shares outstanding	(20,842)	(723,284)

Class A
Sold	34,758	46,830
Distributions reinvested	7,283	56,146
Redeemed	(170,821)	(270,442)

Net decrease in shares outstanding	(128,780)	(167,466)

Class C
Sold	107,238	353,618
Distributions reinvested	7,225	86,789
Redeemed	(254,285)	(650,133)

Net decrease in shares outstanding	(139,822)	(209,726)

June 30, 2011	96	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$211,329	$4,874,684
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(5,446,839)	4,295,035
Net change in unrealized appreciation on investments	9,152,484	1,130,811

Net increase in net assets resulting from operations	3,916,974	10,300,530

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(15,567)	(587,231)
Institutional Class	(168,192)	(2,279,369)
Class A	(32,472)	(847,576)
Class C	—	(1,161,466)

Total distributions	(216,231)	(4,875,642)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	608,651	1,946,819
Issued to shareholders in reinvestment of distributions	15,525	585,056
Cost of shares redeemed	(1,705,252)	(3,033,121)

Net decrease from share transactions	(1,081,076)	(501,246)

Institutional Class
Proceeds from sale of shares	10,042,833	17,132,866
Issued to shareholders in reinvestment of distributions	145,593	2,007,058
Cost of shares redeemed	(11,033,827)	(28,583,076)

Net decrease from share transactions	(845,401)	(9,443,152)

Class A
Proceeds from sale of shares	483,680	1,256,025
Issued to shareholders in reinvestment of distributions	31,289	809,881
Cost of shares redeemed	(2,572,943)	(5,586,570)

Net decrease from share transactions	(2,057,974)	(3,520,664)

Class C
Proceeds from sale of shares	1,359,701	3,011,107
Issued to shareholders in reinvestment of distributions	—	1,096,269
Cost of shares redeemed	(4,656,959)	(8,375,477)

Net decrease from share transactions	(3,297,258)	(4,268,101)

Net decrease in net assets	$(3,580,966)	$(12,308,275)

NET ASSETS:
Beginning of period	102,296,117	114,604,392

End of period (including accumulated net investment loss of $(4,902) and $0, respectively)	$98,715,151	$102,296,117

See Notes to Financial Statements	97	June 30, 2011

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	40,209	137,787
Distributions reinvested	1,037	40,093
Redeemed	(112,000)	(214,112)

Net decrease in shares outstanding	(70,754)	(36,232)

Institutional Class
Sold	661,959	1,190,099
Distributions reinvested	9,682	137,740
Redeemed	(726,642)	(1,977,292)

Net decrease in shares outstanding	(55,001)	(649,453)

Class A
Sold	31,962	87,697
Distributions reinvested	2,085	55,550
Redeemed	(169,335)	(391,089)

Net decrease in shares outstanding	(135,288)	(247,842)

Class C
Sold	90,391	213,621
Distributions reinvested	—	75,337
Redeemed	(309,201)	(595,689)

Net decrease in shares outstanding	(218,810)	(306,731)

June 30, 2011	98	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$962,575	$2,594,128
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	(231,231)	238,389
Net change in unrealized appreciation on investments	1,439,211	1,798,136

Net increase in net assets resulting from operations	2,170,555	4,630,653

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(63,669)	(186,339)
Institutional Class	(806,801)	(2,061,756)
Class A	(28,110)	(114,055)
Class C	(66,366)	(232,307)
From net realized gains on investments
Investor Class	—	(1,347)
Institutional Class	—	(13,630)
Class A	—	(770)
Class C	—	(1,929)

Total distributions	(964,946)	(2,612,133)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	539,749	1,131,580
Issued to shareholders in reinvestment of distributions	63,669	187,667
Cost of shares redeemed	(393,949)	(1,395,389)

Net increase/(decrease) from share transactions	209,469	(76,142)

Institutional Class
Proceeds from sale of shares	9,703,638	25,319,288
Issued to shareholders in reinvestment of distributions	717,558	1,797,099
Cost of shares redeemed	(6,022,942)	(19,497,462)

Net increase from share transactions	4,398,254	7,618,925

Class A
Proceeds from sale of shares	280,207	438,392
Issued to shareholders in reinvestment of distributions	27,357	111,370
Cost of shares redeemed	(1,186,222)	(1,032,927)

Net decrease from share transactions	(878,658)	(483,165)

Class C
Proceeds from sale of shares	179,859	1,148,404
Issued to shareholders in reinvestment of distributions	64,085	227,567
Cost of shares redeemed	(854,396)	(1,281,252)

Net increase/(decrease) from share transactions	(610,452)	94,719

Net increase in net assets	$4,324,222	$9,172,857

NET ASSETS:
Beginning of period	64,257,402	55,084,545

End of period (including accumulated net investment loss of $(2,371) and $0, respectively)	$68,581,624	$64,257,402

See Notes to Financial Statements	99	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	35,182	77,077
Distributions reinvested	4,188	12,694
Redeemed	(25,987)	(95,100)

Net increase/(decrease) in shares outstanding	13,383	(5,329)

Institutional Class
Sold	636,617	1,730,352
Distributions reinvested	47,150	121,523
Redeemed	(396,178)	(1,345,180)

Net increase in shares outstanding	287,589	506,695

Class A
Sold	18,426	29,669
Distributions reinvested	1,800	7,540
Redeemed	(77,873)	(70,005)

Net decrease in shares outstanding	(57,647)	(32,796)

Class C
Sold	11,843	79,379
Distributions reinvested	4,230	15,419
Redeemed	(56,482)	(86,764)

Net increase/(decrease) in shares outstanding	(40,409)	8,034

June 30, 2011	100	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net investment income	$488,389	$856,925
Net realized gain on investments transactions and gain distributions of affiliated investment companies	52,006	23,371
Net change in unrealized appreciation on investments	136,228	605,226

Net increase in net assets resulting from operations	676,623	1,485,522

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(59,935)	(82,706)
Institutional Class	(324,548)	(605,057)
Class A	(17,035)	(29,537)
Class C	(89,412)	(138,277)

Total distributions	(490,930)	(855,577)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,056,404	575,020
Issued to shareholders in reinvestment of distributions	59,931	82,646
Cost of shares redeemed	(377,441)	(334,144)

Net increase from share transactions	738,894	323,522

Institutional Class
Proceeds from sale of shares	1,959,667	8,322,766
Issued to shareholders in reinvestment of distributions	231,330	398,973
Cost of shares redeemed	(3,845,314)	(8,257,548)

Net increase/(decrease) from share transactions	(1,654,317)	464,191

Class A
Proceeds from sale of shares	48,830	348,204
Issued to shareholders in reinvestment of distributions	16,109	26,044
Cost of shares redeemed	(282,690)	(291,275)

Net increase/(decrease) from share transactions	(217,751)	82,973

Class C
Proceeds from sale of shares	522,905	1,625,661
Issued to shareholders in reinvestment of distributions	67,434	111,749
Cost of shares redeemed	(502,646)	(1,044,828)

Net increase from share transactions	87,693	692,582

Net increase/(decrease) in net assets	$(859,788)	$2,193,213

NET ASSETS:
Beginning of period	22,678,485	20,485,272

End of period (including accumulated net investment income/(loss) of $(1,164) and $1,377, respectively)	$21,818,697	$22,678,485

See Notes to Financial Statements	101	June 30, 2011

Statement of Changes in Net Assets

	FORWARD INCOME ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2010
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	72,316	40,237
Distributions reinvested	4,134	5,746
Redeemed	(25,994)	(23,349)

Net increase in shares outstanding	50,456	22,634

Institutional Class
Sold	135,181	578,830
Distributions reinvested	15,951	27,708
Redeemed	(265,515)	(572,041)

Net increase/(decrease) in shares outstanding	(114,383)	34,497

Class A
Sold	3,353	24,190
Distributions reinvested	1,111	1,809
Redeemed	(19,427)	(20,205)

Net increase/(decrease) in shares outstanding	(14,963)	5,794

Class C
Sold	35,861	114,429
Distributions reinvested	4,663	7,779
Redeemed	(34,707)	(73,047)

Net increase in shares outstanding	5,817	49,161

June 30, 2011	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$24.59		$22.13	$17.58	$26.87		$25.49		$24.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.04		0.03	0.05	0.06		(0.01)		0.02
Net realized and unrealized gain/(loss) on investments	1.45		2.49	4.55	(9.19)		1.41		1.51

Total from Investment Operations	1.49		2.52	4.60	(9.13)		1.40		1.53

LESS DISTRIBUTIONS:
From investment income	(0.04)		(0.06)	(0.05)	(0.16)		(0.02)		(0.04)

Total Distributions	(0.04)		(0.06)	(0.05)	(0.16)		(0.02)		(0.04)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		—		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.45		2.46	4.55	(9.29)		1.38		1.49

NET ASSET VALUE, END OF PERIOD	$26.04		$24.59	$22.13	$17.58		$26.87		$25.49

TOTAL RETURN	6.11	%(f)	11.44%	26.21%	(33.96)%		5.49%		6.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,812		$3,536	$736	$812		$2,037		$2,293
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.29	%(g)	0.12%	0.27%	0.26%		(0.05)%		0.06%
Operating expenses	1.15	%(g)	1.45%	1.48%	1.00	%(h)	1.47	%(h)	1.39	%(h)
PORTFOLIO TURNOVER RATE	126	%(f)	88%	106%	166%		191%		131%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(c) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01% .

See Notes to Financial Statements	103	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$25.21		$22.67	$18.01	$27.48		$26.03		$24.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.09		0.12	0.11	0.06		0.08		0.07
Net realized and unrealized gain/(loss) on investments	1.50		2.56	4.68	(9.46)		1.44		1.54

Total from Investment Operations	1.59		2.68	4.79	(9.40)		1.52		1.61

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.14)	(0.13)	(0.07)		(0.07)		(0.07)

Total Distributions	(0.09)		(0.14)	(0.13)	(0.07)		(0.07)		(0.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(e)	0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.50		2.54	4.66	(9.47)		1.45		1.54

NET ASSET VALUE, END OF PERIOD	$26.71		$25.21	$22.67	$18.01		$27.48		$26.03

TOTAL RETURN	6.30	%(f)	11.88%	26.72%	(34.24)%		5.86%		6.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$19,307		$14,653	$20,757	$80,617		$161,713		$178,084
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.64	%(g)	0.52%	0.62%	0.26%		0.30%		0.29%
Operating expenses	0.78	%(g)	1.01%	1.06%	1.02	%(h)	1.12	%(h)	1.20	%(h)
PORTFOLIO TURNOVER RATE	126	%(f)	88%	106%	166%		191%		131%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(c) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01% .

June 30, 2011	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.20		$22.67	$18.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.11		0.15	0.12
Net realized and unrealized gain on investments	1.50		2.54	4.31

Total from Investment Operations	1.61		2.69	4.43

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.16)	(0.11)

Total Distributions	(0.10)		(0.16)	(0.11)

NET INCREASE IN NET ASSET VALUE	1.51		2.53	4.32

NET ASSET VALUE, END OF PERIOD	$26.71		$25.20	$22.67

TOTAL RETURN	6.40	%(e)	11.95%	24.23	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$139,167		$29,131	$69,017
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.84	%(f)	0.65%	0.91	%(f)
Operating expenses	0.69	%(f)	0.88%	0.93	%(f)
PORTFOLIO TURNOVER RATE	126	%(e)	88%	106	%(g)

(a) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund Class Z was known as the Accessor Growth Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	105	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$24.50		$23.19	$17.58	$29.76		$30.84		$27.24
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.05		0.06	0.04	(0.11)		(0.10)		(0.08)
Net realized and unrealized gain/(loss) on investments	2.06		5.63	5.63	(11.94)		(0.93)		3.68

Total from Investment Operations	2.11		5.69	5.67	(12.05)		(1.03)		3.60

LESS DISTRIBUTIONS:
From investment income	(0.11)		(4.38)	(0.06)	—		—		—
From capital gains	—		—	—	(0.13)		(0.05)		—

Total Distributions	(0.11)		(4.38)	(0.06)	(0.13)		(0.05)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.00		1.31	5.61	(12.18)		(1.08)		3.60

NET ASSET VALUE, END OF PERIOD	$26.50		$24.50	$23.19	$17.58		$29.76		$30.84

TOTAL RETURN	8.60	%(f)	24.60%	32.32%	(40.63)%		(3.35)%		13.22%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,703		$2,627	$1,490	$1,744		$4,719		$4,396
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income/(loss)(h)	0.36	%(g)	0.24%	0.23%	(0.26)%		(0.27)%		(0.29)%
Operating expenses(h)	1.33	%(g)	1.65%	1.77%	1.84	%(i)	1.68	%(i)	1.68	%(i)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income/(loss)(h)	0.36	%(g)	0.24%	0.23%	(0.44)%		(0.33)%		(0.29)%
Operating expenses(h)	1.33	%(g)	1.65%	1.77%	2.02	%(i)	1.74	%(i)	1.68	%(i)
PORTFOLIO TURNOVER RATE	18	%(f)	169%	84%	140%		57%		37%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Not Annualized.

(g) Annualized.

(h) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2011, and 0.00%, 0.00%, 0.18%, 0.06%, and 0.00% of average net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(i) The effect of any custody credits on the ratio is less than 0.01% .

June 30, 2011	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$25.93		$24.32	$18.42	$31.02		$32.06		$28.20
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.10		0.15	0.13	0.03		0.05		0.05
Net realized and unrealized gain/(loss) on investments	2.19		5.94	5.90	(12.50)		(0.97)		3.83

Total from Investment Operations	2.29		6.09	6.03	(12.47)		(0.92)		3.88

LESS DISTRIBUTIONS:
From investment income	(0.16)		(4.48)	(0.13)	—		(0.07)		(0.02)
From capital gains	—		—	—	(0.13)		(0.05)		—

Total Distributions	(0.16)		(4.48)	(0.13)	(0.13)		(0.12)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(e)	0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.13		1.61	5.90	(12.60)		(1.04)		3.86

NET ASSET VALUE, END OF PERIOD	$28.06		$25.93	$24.32	$18.42		$31.02		$32.06

TOTAL RETURN	8.83	%(f)	25.13%	32.90%	(40.33)%		(2.89)%		13.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$121,503		$116,005	$126,090	$138,263		$291,934		$288,277
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income(g)	0.76	%(h)	0.58%	0.68%	0.28%		0.21%		0.18%
Operating expenses(g)	0.93	%(h)	1.26%	1.33%	1.34	%(i)	1.20	%(i)	1.22	%(i)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income(g)	0.76	%(h)	0.58%	0.68%	0.10%		0.15%		0.18%
Operating expenses(g)	0.93	%(h)	1.26%	1.33%	1.52	%(i)	1.26	%(i)	1.22	%(i)
PORTFOLIO TURNOVER RATE	18	%(f)	169%	84%	140%		57%		37%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Not Annualized.

(g) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2011, and 0.00%, 0.00%, 0.18%, 0.06%, and 0.00% of average net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(h) Annualized.

(i) The effect of any custody credits on the ratio is less than 0.01% .

See Notes to Financial Statements	107	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$24.09		$22.92	$17.42	$29.65		$30.88		$27.43
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(d)	(0.02)		(0.08)	(0.05)	(0.25)		(0.27)		(0.24)
Net realized and unrealized gain/(loss) on investments	2.03		5.54	5.56	(11.85)		(0.91)		3.69

Total from Investment Operations	2.01		5.46	5.51	(12.10)		(1.18)		3.45

LESS DISTRIBUTIONS:
From investment income	(0.01)		(4.29)	(0.01)	—		—		—
From capital gains	—		—	—	(0.13)		(0.05)		—

Total Distributions	(0.01)		(4.29)	(0.01)	(0.13)		(0.05)		—

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		—		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.00		1.17	5.50	(12.23)		(1.23)		3.45

NET ASSET VALUE, END OF PERIOD	$26.09		$24.09	$22.92	$17.42		$29.65		$30.88

TOTAL RETURN(f)	8.23	%(g)	23.97%	31.66%	(40.95)%		(3.83)%		12.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$446		$656	$501	$699		$3,250		$3,272
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment loss(i)	(0.14	)%(h)	(0.32)%	(0.28)%	(0.79)%		(0.79)%		(0.82)%
Operating expenses(i)	1.83	%(h)	2.16%	2.27%	2.35	%(j)	2.20	%(j)	2.22	%(j)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment loss(i)	(0.14	)%(h)	(0.32)%	(0.28)%	(0.97)%		(0.85)%		(0.82)%
Operating expenses(i)	1.83	%(h)	2.16%	2.27%	2.53	%(j)	2.26	%(j)	2.22	%(j)
PORTFOLIO TURNOVER RATE	18	%(g)	169%	84%	140%		57%		37%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class C was known as the Accessor Small to Mid Cap Fund C Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

(i) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2011, and 0.00%, 0.00%, 0.18%, 0.06%, and 0.00% of average net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively.

(j) The effect of any custody credits on the ratio is less than 0.01% .

June 30, 2011	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.93		$24.31	$19.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.12		0.17	0.09
Net realized and unrealized gain on investments	2.18		5.96	5.00

Total from Investment Operations	2.30		6.13	5.09

LESS DISTRIBUTIONS:
From investment income	(0.17)		(4.51)	(0.09)

Total Distributions	(0.17)		(4.51)	(0.09)

NET INCREASE IN NET ASSET VALUE	2.13		1.62	5.00

NET ASSET VALUE, END OF PERIOD	$28.06		$25.93	$24.31

TOTAL RETURN	8.88	%(e)	25.32%	26.43	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$38,814		$42,067	$41,580
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.87	%(f)	0.67%	0.60	%(f)
Operating expenses	0.83	%(f)	1.17%	1.24	%(f)
PORTFOLIO TURNOVER RATE	18	%(e)	169%	84	%(g)

(a) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(b) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	109	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43		$11.32	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.02		0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.78)		2.29	0.45

Total from Investment Operations	(0.76)		2.33	0.37

LESS DISTRIBUTIONS:
From investment income	—		(1.09)	(0.86)
From capital gains	—		(0.13)	(0.19)

Total Distributions	—		(1.22)	(1.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.76)		1.11	(0.68)

NET ASSET VALUE, END OF PERIOD	$11.67		$12.43	$11.32

TOTAL RETURN	(6.11	)%(e)	20.76%	3.03	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,835		$4,267	$1,124
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.30	%(f)	0.30%	(0.67	)%(f)
Operating expenses	1.53	%(f)	1.44%	1.38	%(f)
PORTFOLIO TURNOVER RATE	90	%(e)	50%	79	%(e)

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2011	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43		$11.31	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.04		0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.79)		2.32	0.43

Total from Investment Operations	(0.75)		2.36	0.35

LESS DISTRIBUTIONS:
From investment income	—		(1.11)	(0.85)
From capital gains	—		(0.13)	(0.19)

Total Distributions	—		(1.24)	(1.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.75)		1.12	(0.69)

NET ASSET VALUE, END OF PERIOD	$11.68		$12.43	$11.31

TOTAL RETURN	(6.03	)%(e)	21.11%	2.89	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$68,385		$65,985	$13,105
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.63	%(f)	0.34%	(0.69	)%(f)
Operating expenses	1.23	%(f)	1.21%	1.39	%(f)
PORTFOLIO TURNOVER RATE	90	%(e)	50%	79	%(e)

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	111	June 30, 2011

Financial Highlights

For a share outstanding throughout the period presented.

Forward Frontier Strategy Fund

	CLASS M
	PERIOD ENDED JUNE 30, 2011(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.01
Net realized and unrealized loss on investments	(0.72)

Total from Investment Operations	(0.71)

NET DECREASE IN NET ASSET VALUE	(0.71)

NET ASSET VALUE, END OF PERIOD	$11.68

TOTAL RETURN	(5.73	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.69	%(e)
Operating expenses	1.22	%(e)
PORTFOLIO TURNOVER RATE	90	%(d)(f)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover is calculated at the Fund level and represents the six months ended June 30, 2011.

June 30, 2011	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.43		$11.31	$10.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.02		0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.75)		2.29	1.54

Total from Investment Operations	(0.73)		2.37	1.51

LESS DISTRIBUTIONS:
From investment income	—		(1.12)	(0.86)
From capital gains	—		(0.13)	(0.19)

Total Distributions	—		(1.25)	(1.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.73)		1.12	0.46

NET ASSET VALUE, END OF PERIOD	$11.70		$12.43	$11.31

TOTAL RETURN	(5.87	)%(e)	21.17%	13.86	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,093		$70,578	$23,531
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.39	%(f)	0.64%	(0.38	)%(f)
Operating expenses	1.12	%(f)	1.13%	1.15	%(f)
PORTFOLIO TURNOVER RATE	90	%(e)	50%	79	%(g)

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	113	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.04		$9.53	$7.45	$10.45		$11.01		$10.73
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.34		0.76	0.80	0.71		0.76		0.82
Net realized and unrealized gain/(loss) on investments	0.15		0.51	2.06	(2.98)		(0.56)		0.28

Total from Investment Operations	0.49		1.27	2.86	(2.27)		0.20		1.10

LESS DISTRIBUTIONS:
From investment income	(0.32)		(0.76)	(0.78)	(0.73)		(0.76)		(0.82)

Total Distributions	(0.32)		(0.76)	(0.78)	(0.73)		(0.76)		(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		—		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.17		0.51	2.08	(3.00)		(0.56)		0.28

NET ASSET VALUE, END OF PERIOD	$10.21		$10.04	$9.53	$7.45		$10.45		$11.01

TOTAL RETURN	4.78	%(e)	13.85%	39.61%	(22.54)%		1.85%		10.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,560		$8,105	$4,390	$486		$1,850		$498
RATIOS TO AVERAGE NET ASSETS:
Net investment income	6.57	%(f)	7.77%	8.97%	7.32%		7.02%		7.54%
Operating expenses	1.27	%(f)	1.37%	1.41%	1.45	%(g)	1.29	%(g)	0.91	%(g)
PORTFOLIO TURNOVER RATE	216	%(e)	296%	202%	110%		86%		88%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.03		$9.53	$7.45	$10.44		$11.01		$10.72
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.36		0.81	0.83	0.77		0.80		0.80
Net realized and unrealized gain/(loss) on investments	0.15		0.50	2.07	(2.98)		(0.57)		0.31

Total from Investment Operations	0.51		1.31	2.90	(2.21)		0.23		1.11

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.81)	(0.82)	(0.78)		(0.80)		(0.82)

Total Distributions	(0.35)		(0.81)	(0.82)	(0.78)		(0.80)		(0.82)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.16		0.50	2.08	(2.99)		(0.57)		0.29

NET ASSET VALUE, END OF PERIOD	$10.19		$10.03	$9.53	$7.45		$10.44		$11.01

TOTAL RETURN	5.09	%(e)	14.31%	40.36%	(22.16)%		2.10%		10.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$95,814		$71,182	$76,640	$50,902		$72,604		$59,931
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.07	%(f)	8.29%	9.64%	8.16%		7.38%		7.52%
Operating expenses	0.86	%(f)	0.97%	0.99%	0.96	%(g)	0.91	%(g)	0.90	%(g)
PORTFOLIO TURNOVER RATE	216	%(e)	296%	202%	110%		86%		88%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	115	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.03		$9.52	$7.44	$10.43		$10.99		$10.71
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.31		0.72	0.74	0.67		0.69		0.70
Net realized and unrealized gain/(loss) on investments	0.15		0.49	2.08	(2.98)		(0.56)		0.29

Total from Investment Operations	0.46		1.21	2.82	(2.31)		0.13		0.99

LESS DISTRIBUTIONS:
From investment income	(0.30)		(0.70)	(0.74)	(0.68)		(0.69)		(0.71)

Total Distributions	(0.30)		(0.70)	(0.74)	(0.68)		(0.69)		(0.71)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		—		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.16		0.51	2.08	(2.99)		(0.56)		0.28

NET ASSET VALUE, END OF PERIOD	$10.19		$10.03	$9.52	$7.44		$10.43		$10.99

TOTAL RETURN(e)	4.64	%(f)	13.18%	39.12%	(22.97)%		1.17%		9.65%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$996		$950	$760	$623		$1,416		$1,804
RATIOS TO AVERAGE NET ASSETS:
Net investment income	6.16	%(g)	7.37%	8.66%	7.03%		6.37%		6.53%
Operating expenses	1.77	%(g)	1.87%	1.92%	1.96	%(h)	1.89	%(h)	1.90	%(h)
PORTFOLIO TURNOVER RATE	216	%(f)	296%	202%	110%		86%		88%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.02		$9.53	$8.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.36		0.82	0.55
Net realized and unrealized gain on investments	0.15		0.49	1.20

Total from Investment Operations	0.51		1.31	1.75

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.82)	(0.57)

Total Distributions	(0.35)		(0.82)	(0.57)

NET INCREASE IN NET ASSET VALUE	0.16		0.49	1.18

NET ASSET VALUE, END OF PERIOD	$10.18		$10.02	$9.53

TOTAL RETURN	5.15	%(d)	14.34%	21.52	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$57,260		$27,913	$25,288
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.17	%(e)	8.38%	9.37	%(e)
Operating expenses	0.77	%(e)	0.87%	0.90	%(e)
PORTFOLIO TURNOVER RATE	216	%(d)	296%	202	%(f)

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	117	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.46		$13.87	$10.46	$23.14		$22.32		$16.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.13		0.11	0.13	0.37		0.07		0.03
Net realized and unrealized gain/(loss) on investments	0.82		1.79	3.68	(12.20)		2.66		5.46

Total from Investment Operations	0.95		1.90	3.81	(11.83)		2.73		5.49

LESS DISTRIBUTIONS:
From investment income	—		(0.31)	(0.40)	(0.01)		(0.10)		(0.02)
From capital gains	—		—	—	(0.86)		(1.81)		—

Total Distributions	—		(0.31)	(0.40)	(0.87)		(1.91)		(0.02)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.02		0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.95		1.59	3.41	(12.70)		0.82		5.47

NET ASSET VALUE, END OF PERIOD	$16.41		$15.46	$13.87	$10.46		$23.14		$22.32

TOTAL RETURN	6.14	%(e)	13.69%	36.57%	(52.57)%		12.37%		32.59%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,799		$3,346	$1,530	$1,845		$6,523		$1,746
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.61	%(f)	0.75%	1.18%	2.05%		0.27%		0.18%
Operating expenses	1.93	%(f)	1.96%	1.92%	1.76	%(g)	1.79	%(g)	1.92	%(g)
PORTFOLIO TURNOVER RATE	32	%(e)	68%	71%	102%		74%		94%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.94		$14.27	$10.89	$23.93		$22.99		$17.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.19	0.23	0.46		0.24		0.10
Net realized and unrealized gain/(loss) on investments	0.87		1.83	3.80	(12.63)		2.71		5.65

Total from Investment Operations	1.01		2.02	4.03	(12.17)		2.95		5.75

LESS DISTRIBUTIONS:
From investment income	—		(0.35)	(0.65)	(0.01)		(0.20)		(0.11)
From capital gains	—		—	—	(0.86)		(1.81)		—

Total Distributions	—		(0.35)	(0.65)	(0.87)		(2.01)		(0.11)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.01		1.67	3.38	(13.04)		0.94		5.64

NET ASSET VALUE, END OF PERIOD	$16.95		$15.94	$14.27	$10.89		$23.93		$22.99

TOTAL RETURN	6.34	%(e)	14.15%	37.02%	(52.29)%		12.97%		33.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,133		$19,898	$26,243	$94,963		$241,397		$152,545
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.71	%(f)	1.31%	2.11%	2.49%		0.96%		0.53%
Operating expenses	1.54	%(f)	1.53%	1.50%	1.25	%(g)	1.33	%(g)	1.44	%(g)
PORTFOLIO TURNOVER RATE	32	%(e)	68%	71%	102%		74%		94%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward International Equity Fund was known as the Accessor International Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	119	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Equity Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009 (UNAUDITED)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.93		$14.26	$11.01
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.17		0.22	0.10
Net realized and unrealized gain on investments	0.85		1.81	3.81

Total from Investment Operations	1.02		2.03	3.91

LESS DISTRIBUTIONS:
From investment income	—		(0.36)	(0.66)

Total Distributions	—		(0.36)	(0.66)

NET INCREASE IN NET ASSET VALUE	1.02		1.67	3.25

NET ASSET VALUE, END OF PERIOD	$16.95		$15.93	$14.26

TOTAL RETURN	6.40	%(d)	14.28%	35.54	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$59,066		$56,371	$72,319
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.12	%(e)	1.52%	1.10	%(e)
Operating expenses	1.42	%(e)	1.41%	1.37	%(e)
PORTFOLIO TURNOVER RATE	32	%(d)	68%	71	%(f)

(a) Prior to May 1, 2010, the Forward International Equity Fund Class Z was known as the Accessor International Equity Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2011	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$10.40	$9.99	$10.85		$11.23		$11.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.23		0.32	0.55	0.51		0.70		0.75
Net realized and unrealized gain/(loss) on investments	0.12		0.46	0.42	(0.83)		(0.36)		(0.39)

Total from Investment Operations	0.35		0.78	0.97	(0.32)		0.34		0.36

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.38)	(0.52)	(0.54)		(0.72)		(0.76)
From capital gains	—		—	(0.04)	—		—		—

Total Distributions	(0.23)		(0.38)	(0.56)	(0.54)		(0.72)		(0.76)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.12		0.40	0.41	(0.86)		(0.38)		(0.40)

NET ASSET VALUE, END OF PERIOD	$10.92		$10.80	$10.40	$9.99		$10.85		$11.23

TOTAL RETURN	3.29	%(d)	7.59%	10.12%	(2.85)%		3.15%		3.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,250		$3,150	$1,027	$1,260		$7,083		$1,646
RATIOS TO AVERAGE NET ASSETS:
Net investment income	4.27	%(e)	2.95%	5.47%	4.91%		6.45%		6.64%
Operating expenses	1.28	%(e)	1.29%	1.45%	1.33	%(f)	1.29	%(f)	1.15	%(f)
PORTFOLIO TURNOVER RATE	72	%(d)	133%	463%	260%		72%		103%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	121	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$10.41	$9.99	$10.86		$11.24		$11.64
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.25		0.34	0.59	0.56		0.75		0.79
Net realized and unrealized gain/(loss) on investments	0.12		0.49	0.44	(0.84)		(0.36)		(0.38)

Total from Investment Operations	0.37		0.83	1.03	(0.28)		0.39		0.41

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.44)	(0.57)	(0.59)		(0.77)		(0.81)
From capital gains	—		—	(0.04)	—		—		—

Total Distributions	(0.25)		(0.44)	(0.61)	(0.59)		(0.77)		(0.81)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.12		0.39	0.42	(0.87)		(0.38)		(0.40)

NET ASSET VALUE, END OF PERIOD	$10.92		$10.80	$10.41	$9.99		$10.86		$11.24

TOTAL RETURN	3.49	%(d)	8.03%	10.69%	(2.43)%		3.64%		3.73%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,614		$12,220	$18,176	$63,900		$71,409		$36,331
RATIOS TO AVERAGE NET ASSETS:
Net investment income	4.66	%(e)	3.11%	5.90%	5.49%		6.87%		6.90%
Operating expenses	0.88	%(e)	0.91%	1.04%	0.88	%(f)	0.79	%(f)	0.73	%(f)
PORTFOLIO TURNOVER RATE	72	%(d)	133%	463%	260%		72%		103%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.79		$10.40	$9.65
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.26		0.35	0.31
Net realized and unrealized gain on investments	0.12		0.49	0.79

Total from Investment Operations	0.38		0.84	1.10

LESS DISTRIBUTIONS:
From investment income	(0.26)		(0.45)	(0.35)

Total Distributions	(0.26)		(0.45)	(0.35)

NET INCREASE IN NET ASSET VALUE	0.12		0.39	0.75

NET ASSET VALUE, END OF PERIOD	$10.91		$10.79	$10.40

TOTAL RETURN	3.55	%(d)	8.17%	11.56	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$70,567		$88,997	$90,944
RATIOS TO AVERAGE NET ASSETS:
Net investment income	4.76	%(e)	3.26%	4.60	%(e)
Operating expenses	0.78	%(e)	0.80%	0.89	%(e)
PORTFOLIO TURNOVER RATE	72	%(d)	133%	463	%(f)

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	123	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07		$11.43	$10.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.01)		0.04	0.15
Net realized and unrealized gain/(loss) on investments	0.43		(0.19)	1.12

Total from Investment Operations	0.42		(0.15)	1.27

LESS DISTRIBUTIONS:
From investment income	—		(0.19)	(0.11)
Tax return of capital	—		(0.02)	—

Total Distributions	—		(0.21)	(0.11)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		(0.36)	1.16

NET ASSET VALUE, END OF PERIOD	$11.49		$11.07	$11.43

TOTAL RETURN	3.79	%(e)	(1.19)%	12.34	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,549		$2,229	$668
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	(0.09	)%(f)	0.32%	1.33	%(f)
Operating expenses	1.33	%(f)	1.28%	1.04	%(f)
PORTFOLIO TURNOVER RATE	45	%(e)	98%	76	%(e)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

June 30, 2011	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.07		$11.42	$10.27	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.01		0.06	0.10	0.16
Net realized and unrealized gain/(loss) on investments	0.42		(0.18)	1.15	(1.74)

Total from Investment Operations	0.43		(0.12)	1.25	(1.58)

LESS DISTRIBUTIONS:
From investment income	(0.01)		(0.21)	(0.10)	(0.15)
Tax return of capital	—		(0.02)	—	—

Total Distributions	(0.01)		(0.23)	(0.10)	(0.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		(0.35)	1.15	(1.73)

NET ASSET VALUE, END OF PERIOD	$11.49		$11.07	$11.42	$10.27

TOTAL RETURN	3.86	%(f)	(0.93)%	12.19%	(13.25	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$59,096		$65,147	$76,766	$102,327
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.15	%(g)	0.55%	0.95%	1.54	%(g)
Operating expenses	1.04	%(g)	1.03%	1.05%	1.04	%(g)(h)
PORTFOLIO TURNOVER RATE	45	%(f)	98%	76%	159	%(f)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(c) Commenced operations on January 29, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Less than $0.005 per share.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	125	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.08		$11.43	$9.80
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.02		0.07	0.08
Net realized and unrealized gain/(loss) on investments	0.41		(0.18)	1.63

Total from Investment Operations	0.43		(0.11)	1.71

LESS DISTRIBUTIONS:
From investment income	(0.01)		(0.22)	(0.08)
Tax return of capital	—		(0.02)	—

Total Distributions	(0.01)		(0.24)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		(0.35)	1.63

NET ASSET VALUE, END OF PERIOD	$11.50		$11.08	$11.43

TOTAL RETURN	3.88	%(d)	(0.83)%	17.35	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$22,158		$21,967	$41,693
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.29	%(e)	0.64%	1.15	%(e)
Operating expenses	0.93	%(e)	0.92%	0.97	%(e)
PORTFOLIO TURNOVER RATE	45	%(d)	98%	76	%(f)

(a) Prior to May 1, 2010, the Forward Strategic Alternatives Fund Class Z was known as the Accessor Strategic Alternatives Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2011	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(c)	0.00	(c)	0.00	(c)	0.02		0.04		0.04
Net realized and unrealized gain on investments	0.00	(c)	—		0.00	(c)	—		—		—

Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.02		0.04		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(c)	(0.00	)(c)	0.00	(c)	(0.02)		(0.04)		(0.04)

Total Distributions	(0.00	)(c)	(0.00	)(c)	0.00	(c)	(0.02)		(0.04)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.05	%(f)	0.18%		1.79%		4.20%		3.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,306		$2,419		$3,948		$10,697		$11,203		$9,286
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(g)	0.05%		0.21%		1.84%		4.09%		3.89%
Operating expenses including waiver	0.19	%(g)	0.24%		0.57%		0.99	%(h)	0.96	%(h)	0.98	%(h)
Net investment income/(loss) excluding waiver	(0.71	)%(g)	(0.69)%		(0.22)%		1.84%		4.09%		3.89%
Operating expenses excluding waiver	0.92	%(g)	0.98%		1.00%		0.99	%(h)	0.96	%(h)	0.98	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Less than $0.005 per share.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	127	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(c)	0.00	(c)	0.00	(c)	0.03		0.05		0.04
Net realized and unrealized loss on investments	0.00	(c)	—		0.00	(c)	(0.01)		—		—

Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.02		0.05		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.02)		(0.05)		(0.04)

Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.02)		(0.05)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.05	%(f)	0.26%		2.30%		4.72%		4.49%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$250,451		$221,270		$275,448		$392,599		$1,344,292		$1,433,080
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(g)	0.05%		0.28%		2.53%		4.60%		4.37%
Operating expenses including waiver	0.19	%(g)	0.24%		0.44%		0.49	%(h)	0.46	%(h)	0.47	%(h)
Net investment income/(loss) excluding waiver	(0.21	)%(g)	(0.19)%		0.22%		2.53%		4.60%		4.37%
Operating expenses excluding waiver	0.42	%(g)	0.48%		0.50%		0.49	%(h)	0.46	%(h)	0.47	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Less than $0.005 per share.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04		0.04
Net realized and unrealized gain on investments	0.00	(d)	—		—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.05	%(f)	0.20%		2.05%		4.46%		4.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,323		$1,529		$594		$708		$1,370		$290
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(g)	0.05%		0.22%		2.22%		4.28%		4.30%
Operating expenses including waiver	0.19	%(g)	0.22%		0.52%		0.74	%(h)	0.72	%(h)	0.70	%(h)
Net investment income/(loss) excluding waiver	(0.47	)%(g)	(0.46)%		(0.02)%		2.22%		4.28%		4.30%
Operating expenses excluding waiver	0.68	%(g)	0.73%		0.75%		0.74	%(h)	0.72	%(h)	0.70	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class A was known as the Accessor U.S. Government Money Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	129	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007		YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04		0.03
Net realized and unrealized gain on investments	0.00	(c)	—		—		—		—		—

Total from Investment Operations	0.00	(c)	0.00	(c)	0.00	(c)	0.01		0.04		0.03

LESS DISTRIBUTIONS:
From investment income	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.01)		(0.04)		(0.03)

Total Distributions	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	(0.01)		(0.04)		(0.03)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN(e)	0.01	%(f)	0.05	%(g)	0.16%		1.29%		3.70%		3.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,378		$993		$1,252		$1,937		$1,507		$2,808
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(h)	0.05%		0.17%		1.24%		3.59%		3.42%
Operating expenses including waiver	0.19	%(h)	0.24%		0.56%		1.50	%(i)	1.46	%(i)	1.47	%(i)
Net investment income/(loss) excluding waiver	(1.21	)%(h)	(1.19)%		(0.77)%		1.24%		3.59%		3.42%
Operating expenses excluding waiver	1.42	%(h)	1.48%		1.50%		1.50	%(i)	1.46	%(i)	1.47	%(i)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class C was known as the Accessor U.S. Government Money Fund C Class.

(c) Less than $0.005 per share.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(h) Annualized.

(i) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2011	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS Z(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(e)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.05
Net realized and unrealized gain on investments	0.00	(d)	—		0.00	(d)	0.01		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.03		0.05

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.03)		(0.05)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.03)		(0.05)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(f)	0.08	%(g)	0.45%		2.55%		4.97	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$235,610		$307,986		$435,856		$746,292		$67,259
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(h)	0.08%		0.51%		2.31%		4.78	%(h)
Operating expenses including waiver	0.19	%(h)	0.21%		0.25%		0.24	%(i)	0.21	%(h)(i)
Net investment income excluding waiver	0.00	%(h)(j)	0.06%		0.50%		2.31%		4.78	%(h)
Operating expenses excluding waiver	0.21	%(h)	0.23%		0.25%		0.24	%(i)	0.21	%(h)(i)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class Z was known as the Accessor U.S. Government Money Fund Z Class.

(c) Class commenced operations on January 4, 2007.

(d) Less than $0.005 per share.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(h) Annualized.

(i) The effect of any custody credits on the ratio is less than 0.01%.

(j) Less than 0.005%.

See Notes to Financial Statements	131	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.01		$13.38	$10.93	$19.06	$18.42	$15.98
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	(0.01)		0.61	0.19	(0.01)	0.00	(0.01)
Net realized and unrealized gain/(loss) on investments	0.66		0.64	2.50	(7.64)	0.95	2.47

Total from Investment Operations	0.65		1.25	2.69	(7.65)	0.95	2.46

LESS DISTRIBUTIONS:
From investment income	—		(0.62)	(0.24)	(0.11)	(0.28)	(0.02)
From capital gains	—		—	—	(0.37)	(0.03)	—

Total Distributions	—		(0.62)	(0.24)	(0.48)	(0.31)	(0.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.65		0.63	2.45	(8.13)	0.64	2.44

NET ASSET VALUE, END OF PERIOD	$14.66		$14.01	$13.38	$10.93	$19.06	$18.42

TOTAL RETURN	4.71	%(d)	9.28%	24.67%	(40.77)%	5.15%	15.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$7,908		$7,995	$7,255	$6,920	$12,913	$11,518
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	(0.12	)%(e)	4.52%	1.61%	(0.09)%	(0.02)%	(0.05)%
Operating expenses including expense paid directly by the advisor(f)	0.78	%(e)	0.78%	0.75%	0.75%	0.70%	0.69%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.25	)%(e)	4.38%	1.51%	(0.09)%	(0.02)%	(0.09)%
Operating expenses excluding expense paid directly by the advisor(f)	0.92	%(e)	0.92%	0.85%	0.75%	0.70%	0.73%
PORTFOLIO TURNOVER RATE	51	%(d)	84%	40%	30%	10%	11%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.
(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$13.73	$11.20	$19.48	$18.81	$16.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.03		0.63	0.29	0.07	0.10	0.09
Net realized and unrealized gain/(loss) on investments	0.68		0.72	2.53	(7.82)	0.98	2.50

Total from Investment Operations	0.71		1.35	2.82	(7.75)	1.08	2.59

LESS DISTRIBUTIONS:
From investment income	(0.02)		(0.69)	(0.29)	(0.16)	(0.38)	(0.05)
From capital gains	—		—	—	(0.37)	(0.03)	—

Total Distributions	(0.02)		(0.69)	(0.29)	(0.53)	(0.41)	(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.69		0.66	2.53	(8.28)	0.67	2.54

NET ASSET VALUE, END OF PERIOD	$15.08		$14.39	$13.73	$11.20	$19.48	$18.81

TOTAL RETURN	4.91	%(d)	9.85%	25.26%	(40.46)%	5.71%	15.95%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$26,551		$30,007	$32,953	$25,415	$44,106	$37,716
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.35	%(e)	4.57%	2.40%	0.44%	0.49%	0.54%
Operating expenses including expense paid directly by the advisor(f)	0.29	%(e)	0.27%	0.26%	0.25%	0.20%	0.20%
Net investment income excluding expense paid directly by the advisor	0.21	%(e)	4.43%	2.30%	0.44%	0.49%	0.48%
Operating expenses excluding expense paid directly by the advisor(f)	0.42	%(e)	0.41%	0.36%	0.25%	0.20%	0.26%
PORTFOLIO TURNOVER RATE	51	%(d)	84%	40%	30%	10%	11%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	133	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.23		$13.58	$11.09	$19.31	$18.66	$16.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.00	(d)	0.54	0.24	0.02	0.03	0.03
Net realized and unrealized gain/(loss) on investments	0.67		0.75	2.51	(7.75)	0.96	2.49

Total from Investment Operations	0.67		1.29	2.75	(7.73)	0.99	2.52

LESS DISTRIBUTIONS:
From investment income	0.00	(d)	(0.64)	(0.26)	(0.12)	(0.31)	(0.03)
From capital gains	—		—	—	(0.37)	(0.03)	—

Total Distributions	—		(0.64)	(0.26)	(0.49)	(0.34)	(0.03)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.67		0.65	2.49	(8.22)	0.65	2.49

NET ASSET VALUE, END OF PERIOD	$14.90		$14.23	$13.58	$11.09	$19.31	$18.66

TOTAL RETURN(e)	4.72	%(f)	9.51%	24.80%	(40.66)%	5.30%	15.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,619		$7,600	$9,027	$7,587	$12,864	$9,032
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.00	%(g)	3.92%	2.01%	0.11%	0.16%	0.18%
Operating expenses including expense paid directly by the advisor(h)	0.64	%(g)	0.62%	0.61%	0.60%	0.55%	0.55%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.14	)%(g)	3.78%	1.90%	0.11%	0.16%	0.12%
Operating expenses excluding expense paid directly by the advisor(h)	0.77	%(g)	0.76%	0.71%	0.60%	0.55%	0.61%
PORTFOLIO TURNOVER RATE	51	%(f)	84%	40%	30%	10%	11%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$13.71		$13.16	$10.78	$18.86	$18.24	$15.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	(0.05)		0.42	0.15	(0.08)	(0.09)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.66		0.73	2.44	(7.55)	0.95	2.43

Total from Investment Operations	0.61		1.15	2.59	(7.63)	0.86	2.35

LESS DISTRIBUTIONS:
From investment income	—		(0.60)	(0.21)	(0.08)	(0.21)	—
From capital gains	—		—	—	(0.37)	(0.03)	—

Total Distributions	—		(0.60)	(0.21)	(0.45)	(0.24)	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.61		0.55	2.38	(8.08)	0.62	2.35

NET ASSET VALUE, END OF PERIOD	$14.32		$13.71	$13.16	$10.78	$18.86	$18.24

TOTAL RETURN(d)	4.45	%(e)	8.81%	23.95%	(41.05)%	4.69%	14.79%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,323		$5,806	$7,086	$5,944	$10,144	$7,966
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	(0.64	)%(f)	3.16%	1.36%	(0.56)%	(0.49)%	(0.50)%
Operating expenses including expense paid directly by the advisor(g)	1.29	%(f)	1.27%	1.26%	1.25%	1.20%	1.20%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.78	)%(f)	3.02%	1.25%	(0.56)%	(0.49)%	(0.55)%
Operating expenses excluding expense paid directly by the advisor(g)	1.42	%(f)	1.41%	1.36%	1.25%	1.20%	1.25%
PORTFOLIO TURNOVER RATE	51	%(e)	84%	40%	30%	10%	11%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as the Accessor Aggressive Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	135	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.18		$14.56	$12.47	$17.28	$17.13	$15.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.13		0.69	0.41	0.34	0.40	0.36
Net realized and unrealized gain/(loss) on investments	0.47		0.61	2.09	(4.61)	0.29	1.25

Total from Investment Operations	0.60		1.30	2.50	(4.27)	0.69	1.61

LESS DISTRIBUTIONS:
From investment income	(0.14)		(0.68)	(0.41)	(0.40)	(0.54)	(0.36)
From capital gains	—		—	—	(0.14)	—	(0.00	)(d)

Total Distributions	(0.14)		(0.68)	(0.41)	(0.54)	(0.54)	(0.36)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		0.62	2.09	(4.81)	0.15	1.25

NET ASSET VALUE, END OF PERIOD	$15.64		$15.18	$14.56	$12.47	$17.28	$17.13

TOTAL RETURN	3.93	%(e)	9.05%	20.38%	(25.12)%	4.06%	10.29%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,026		$12,898	$13,137	$10,243	$15,219	$12,970
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.73	%(f)	4.64%	3.07%	2.24%	2.29%	2.20%
Operating expenses including expense paid directly by the advisor(g)	0.61	%(f)	0.63%	0.67%	0.70%	0.68%	0.69%
Net investment income excluding expense paid directly by the advisor	1.61	%(f)	4.53%	2.99%	2.24%	2.29%	2.18%
Operating expenses excluding expense paid directly by the advisor(g)	0.73	%(f)	0.74%	0.75%	0.70%	0.68%	0.71%
PORTFOLIO TURNOVER RATE	39	%(e)	55%	28%	26%	24%	13%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.19		$14.57	$12.48	$17.29	$17.14	$15.89
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.17		0.70	0.48	0.42	0.49	0.45
Net realized and unrealized gain/(loss) on investments	0.46		0.68	2.09	(4.62)	0.29	1.24

Total from Investment Operations	0.63		1.38	2.57	(4.20)	0.78	1.69

LESS DISTRIBUTIONS:
From investment income	(0.17)		(0.76)	(0.48)	(0.47)	(0.63)	(0.44)
From capital gains	—		—	—	(0.14)	—	(0.00	)(d)

Total Distributions	(0.17)		(0.76)	(0.48)	(0.61)	(0.63)	(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		0.62	2.09	(4.81)	0.15	1.25

NET ASSET VALUE, END OF PERIOD	$15.65		$15.19	$14.57	$12.48	$17.29	$17.14

TOTAL RETURN	4.18	%(e)	9.59%	20.97%	(24.73)%	4.57%	10.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$73,939		$70,749	$76,923	$52,881	$63,372	$53,958
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.24	%(f)	4.74%	3.58%	2.79%	2.79%	2.73%
Operating expenses including expense paid directly by the advisor(g)	0.11	%(f)	0.13%	0.17%	0.20%	0.18%	0.20%
Net investment income excluding expense paid directly by the advisor	2.12	%(f)	4.63%	3.50%	2.79%	2.79%	2.70%
Operating expenses excluding expense paid directly by the advisor(g)	0.23	%(f)	0.24%	0.25%	0.20%	0.18%	0.23%
PORTFOLIO TURNOVER RATE	39	%(e)	55%	28%	26%	24%	13%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	137	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.17		$14.56	$12.46	$17.27	$17.13	$15.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.67	0.42	0.36	0.45	0.39
Net realized and unrealized gain/(loss) on investments	0.47		0.64	2.11	(4.61)	0.26	1.25

Total from Investment Operations	0.61		1.31	2.53	(4.25)	0.71	1.64

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.70)	(0.43)	(0.42)	(0.57)	(0.39)
From capital gains	—		—	—	(0.14)	—	(0.00	)(d)

Total Distributions	(0.15)		(0.70)	(0.43)	(0.56)	(0.57)	(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		0.61	2.10	(4.81)	0.14	1.25

NET ASSET VALUE, END OF PERIOD	$15.63		$15.17	$14.56	$12.46	$17.27	$17.13

TOTAL RETURN(e)	4.01	%(f)	9.14%	20.66%	(25.02)%	4.16%	10.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$20,305		$20,392	$21,999	$19,506	$29,735	$10,820
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.87	%(g)	4.55%	3.17%	2.40%	2.57%	2.41%
Operating expenses including expense paid directly by the advisor(h)	0.46	%(g)	0.48%	0.52%	0.55%	0.54%	0.55%
Net investment income excluding expense paid directly by the advisor	1.75	%(g)	4.44%	3.09%	2.40%	2.57%	2.38%
Operating expenses excluding expense paid directly by the advisor(h)	0.58	%(g)	0.59%	0.60%	0.55%	0.54%	0.58%
PORTFOLIO TURNOVER RATE	39	%(f)	55%	28%	26%	24%	13%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$15.15		$14.54	$12.45	$17.25	$17.11	$15.86
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.62	0.35	0.26	0.31	0.28
Net realized and unrealized gain/(loss) on investments	0.46		0.60	2.09	(4.60)	0.29	1.25

Total from Investment Operations	0.55		1.22	2.44	(4.34)	0.60	1.53

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.61)	(0.35)	(0.32)	(0.46)	(0.28)
From capital gains	—		—	—	(0.14)	—	(0.00	)(d)

Total Distributions	(0.10)		(0.61)	(0.35)	(0.46)	(0.46)	(0.28)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.45		0.61	2.09	(4.80)	0.14	1.25

NET ASSET VALUE, END OF PERIOD	$15.60		$15.15	$14.54	$12.45	$17.25	$17.11

TOTAL RETURN(e)	3.62	%(f)	8.45%	19.82%	(25.49)%	3.49%	9.75%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$17,358		$17,005	$15,548	$12,770	$21,040	$21,272
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.23	%(g)	4.17%	2.64%	1.72%	1.77%	1.71%
Operating expenses including expense paid directly by the advisor(h)	1.11	%(g)	1.13%	1.17%	1.20%	1.18%	1.20%
Net investment income excluding expense paid directly by the advisor	1.11	%(g)	4.06%	2.56%	1.72%	1.77%	1.69%
Operating expenses excluding expense paid directly by the advisor(h)	1.23	%(g)	1.24%	1.25%	1.20%	1.18%	1.22%
PORTFOLIO TURNOVER RATE	39	%(f)	55%	28%	26%	24%	13%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	139	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.82		$14.15	$11.95	$17.70	$17.47	$15.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.70	0.35	0.27	0.33	0.27
Net realized and unrealized gain/(loss) on investments	0.52		0.67	2.23	(5.41)	0.40	1.53

Total from Investment Operations	0.61		1.37	2.58	(5.14)	0.73	1.80

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.70)	(0.38)	(0.35)	(0.50)	(0.29)
From capital gains	—		—	—	(0.26)	—	(0.00	)(d)

Total Distributions	(0.09)		(0.70)	(0.38)	(0.61)	(0.50)	(0.29)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		0.67	2.20	(5.75)	0.23	1.51

NET ASSET VALUE, END OF PERIOD	$15.34		$14.82	$14.15	$11.95	$17.70	$17.47

TOTAL RETURN	4.21	%(e)	9.76%	21.84%	(29.56)%	4.16%	11.40%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,536		$13,031	$12,083	$11,049	$16,134	$11,166
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.17	%(f)	4.86%	2.80%	1.81%	1.83%	1.80%
Operating expenses including expense paid directly by the advisor(g)	0.67	%(f)	0.66%	0.68%	0.70%	0.68%	0.67%
Net investment income excluding expense paid directly by the advisor	1.04	%(f)	4.73%	2.70%	1.81%	1.83%	1.78%
Operating expenses excluding expense paid directly by the advisor(g)	0.80	%(f)	0.79%	0.78%	0.70%	0.68%	0.69%
PORTFOLIO TURNOVER RATE	42	%(e)	47%	28%	35%	18%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.84		$14.17	$11.97	$17.72	$17.49	$15.97
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.13		0.69	0.44	0.35	0.42	0.38
Net realized and unrealized gain/(loss) on investments	0.53		0.75	2.20	(5.41)	0.39	1.51

Total from Investment Operations	0.66		1.44	2.64	(5.06)	0.81	1.89

LESS DISTRIBUTIONS:
From investment income	(0.13)		(0.77)	(0.44)	(0.43)	(0.58)	(0.37)
From capital gains	—		—	—	(0.26)	—	(0.00	)(d)

Total Distributions	(0.13)		(0.77)	(0.44)	(0.69)	(0.58)	(0.37)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		0.67	2.20	(5.75)	0.23	1.52

NET ASSET VALUE, END OF PERIOD	$15.37		$14.84	$14.17	$11.97	$17.72	$17.49

TOTAL RETURN	4.47	%(e)	10.28%	22.39%	(29.16)%	4.66%	11.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$44,933		$43,690	$51,974	$40,382	$67,402	$54,430
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.71	%(f)	4.74%	3.43%	2.28%	2.31%	2.25%
Operating expenses including expense paid directly by the advisor(g)	0.17	%(f)	0.16%	0.18%	0.20%	0.18%	0.20%
Net investment income excluding expense paid directly by the advisor	1.58	%(f)	4.61%	3.33%	2.28%	2.31%	2.23%
Operating expenses excluding expense paid directly by the advisor(g)	0.30	%(f)	0.29%	0.29%	0.20%	0.18%	0.22%
PORTFOLIO TURNOVER RATE	42	%(e)	47%	28%	35%	18%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	141	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.80		$14.13	$11.93	$17.67	$17.44	$15.93
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.10		0.68	0.37	0.30	0.36	0.34
Net realized and unrealized gain/(loss) on investments	0.52		0.71	2.23	(5.41)	0.39	1.48

Total from Investment Operations	0.62		1.39	2.60	(5.11)	0.75	1.82

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.72)	(0.40)	(0.37)	(0.52)	(0.31)
From capital gains	—		—	—	(0.26)	—	(0.00	)(d)

Total Distributions	(0.10)		(0.72)	(0.40)	(0.63)	(0.52)	(0.31)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		0.67	2.20	(5.74)	0.23	1.51

NET ASSET VALUE, END OF PERIOD	$15.32		$14.80	$14.13	$11.93	$17.67	$17.44

TOTAL RETURN(e)	4.23	%(f)	9.92%	22.04%	(29.44)%	4.32%	11.56%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,528		$17,864	$19,428	$20,190	$30,036	$20,836
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.33	%(g)	4.69%	2.95%	1.96%	1.98%	1.93%
Operating expenses including expense paid directly by the advisor(h)	0.52	%(g)	0.51%	0.53%	0.55%	0.53%	0.55%
Net investment income excluding expense paid directly by the advisor	1.20	%(g)	4.56%	2.85%	1.96%	1.98%	1.92%
Operating expenses excluding expense paid directly by the advisor(h)	0.65	%(g)	0.64%	0.63%	0.55%	0.53%	0.56%
PORTFOLIO TURNOVER RATE	42	%(f)	47%	28%	35%	18%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.77		$14.11	$11.91	$17.64	$17.42	$15.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.05		0.60	0.29	0.20	0.23	0.22
Net realized and unrealized gain/(loss) on investments	0.54		0.68	2.22	(5.40)	0.40	1.50

Total from Investment Operations	0.59		1.28	2.51	(5.20)	0.63	1.72

LESS DISTRIBUTIONS:
From investment income	(0.06)		(0.62)	(0.31)	(0.27)	(0.41)	(0.21)
From capital gains	—		—	—	(0.26)	—	(0.00	)(d)

Total Distributions	(0.06)		(0.62)	(0.31)	(0.53)	(0.41)	(0.21)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		0.66	2.20	(5.73)	0.22	1.51

NET ASSET VALUE, END OF PERIOD	$15.30		$14.77	$14.11	$11.91	$17.64	$17.42

TOTAL RETURN(e)	3.97	%(f)	9.16%	21.20%	(29.86)%	3.60%	10.88%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$31,349		$32,334	$33,843	$31,953	$55,880	$48,233
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.69	%(g)	4.20%	2.32%	1.29%	1.30%	1.26%
Operating expenses including expense paid directly by the advisor(h)	1.17	%(g)	1.16%	1.18%	1.20%	1.18%	1.20%
Net investment income excluding expense paid directly by the advisor	0.56	%(g)	4.07%	2.22%	1.29%	1.30%	1.24%
Operating expenses excluding expense paid directly by the advisor(h)	1.30	%(g)	1.29%	1.28%	1.20%	1.18%	1.22%
PORTFOLIO TURNOVER RATE	42	%(f)	47%	28%	35%	18%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	143	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.71		$13.99	$11.61	$18.66	$18.19	$16.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.02		0.69	0.28	0.13	0.14	0.15
Net realized and unrealized gain/(loss) on investments	0.54		0.74	2.41	(6.61)	0.72	2.06

Total from Investment Operations	0.56		1.43	2.69	(6.48)	0.86	2.21

LESS DISTRIBUTIONS:
From investment income	(0.02)		(0.71)	(0.31)	(0.23)	(0.38)	(0.14)
From capital gains	—		—	—	(0.34)	(0.01)	—

Total Distributions	(0.02)		(0.71)	(0.31)	(0.57)	(0.39)	(0.14)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		0.72	2.38	(7.05)	0.47	2.07

NET ASSET VALUE, END OF PERIOD	$15.25		$14.71	$13.99	$11.61	$18.66	$18.19

TOTAL RETURN	3.81	%(d)	10.25%	23.35%	(35.30)%	4.70%	13.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,115		$12,728	$12,610	$12,597	$18,724	$15,282
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.31	%(e)	4.87%	2.26%	0.86%	0.76%	0.82%
Operating expenses including expense paid directly by the advisor(f)	0.67	%(e)	0.68%	0.68%	0.70%	0.68%	0.68%
Net investment income excluding expense paid directly by the advisor	0.17	%(e)	4.73%	2.16%	0.86%	0.76%	0.83%
Operating expenses excluding expense paid directly by the advisor(f)	0.81	%(e)	0.82%	0.78%	0.70%	0.68%	0.69%
PORTFOLIO TURNOVER RATE	45	%(d)	70%	32%	31%	7%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.72		$14.00	$11.61	$18.68	$18.21	$16.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.72	0.36	0.21	0.24	0.23
Net realized and unrealized gain/(loss) on investments	0.54		0.78	2.40	(6.64)	0.71	2.06

Total from Investment Operations	0.60		1.50	2.76	(6.43)	0.95	2.29

LESS DISTRIBUTIONS:
From investment income	(0.06)		(0.78)	(0.37)	(0.30)	(0.47)	(0.22)
From capital gains	—		—	—	(0.34)	(0.01)	—

Total Distributions	(0.06)		(0.78)	(0.37)	(0.64)	(0.48)	(0.22)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		0.72	2.39	(7.07)	0.47	2.07

NET ASSET VALUE, END OF PERIOD	$15.26		$14.72	$14.00	$11.61	$18.68	$18.21

TOTAL RETURN	4.06	%(d)	10.79%	24.04%	(35.05)%	5.19%	14.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$44,803		$44,027	$50,952	$39,210	$64,364	$51,586
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.82	%(e)	5.06%	2.95%	1.35%	1.24%	1.35%
Operating expenses including expense paid directly by the advisor(f)	0.17	%(e)	0.18%	0.18%	0.20%	0.18%	0.20%
Net investment income excluding expense paid directly by the advisor	0.68	%(e)	4.92%	2.85%	1.35%	1.24%	1.33%
Operating expenses excluding expense paid directly by the advisor(f)	0.31	%(e)	0.32%	0.28%	0.20%	0.18%	0.22%
PORTFOLIO TURNOVER RATE	45	%(d)	70%	32%	31%	7%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	145	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.72		$13.99	$11.61	$18.67	$18.19	$16.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.03		0.66	0.31	0.15	0.18	0.16
Net realized and unrealized gain/(loss) on investments	0.54		0.80	2.40	(6.62)	0.72	2.06

Total from Investment Operations	0.57		1.46	2.71	(6.47)	0.90	2.22

LESS DISTRIBUTIONS:
From investment income	(0.03)		(0.73)	(0.33)	(0.25)	(0.41)	(0.16)
From capital gains	—		—	—	(0.34)	(0.01)	—

Total Distributions	(0.03)		(0.73)	(0.33)	(0.59)	(0.42)	(0.16)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.54		0.73	2.38	(7.06)	0.48	2.06

NET ASSET VALUE, END OF PERIOD	$15.26		$14.72	$13.99	$11.61	$18.67	$18.19

TOTAL RETURN(d)	3.88	%(e)	10.48%	23.53%	(35.25)%	4.91%	13.85%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$16,255		$17,670	$20,268	$17,808	$29,580	$21,064
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.44	%(f)	4.61%	2.52%	0.99%	0.92%	0.97%
Operating expenses including expense paid directly by the advisor(g)	0.52	%(f)	0.53%	0.53%	0.55%	0.53%	0.55%
Net investment income excluding expense paid directly by the advisor	0.30	%(f)	4.47%	2.42%	0.99%	0.92%	0.99%
Operating expenses excluding expense paid directly by the advisor(g)	0.66	%(f)	0.67%	0.63%	0.55%	0.53%	0.57%
PORTFOLIO TURNOVER RATE	45	%(e)	70%	32%	31%	7%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class C.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	146	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.63		$13.92	$11.55	$18.57	$18.12	$16.07
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	(0.02)		0.56	0.23	0.05	0.05	0.06
Net realized and unrealized gain/(loss) on investments	0.54		0.78	2.39	(6.58)	0.71	2.05

Total from Investment Operations	0.52		1.34	2.62	(6.53)	0.76	2.11

LESS DISTRIBUTIONS:
From investment income	—		(0.63)	(0.25)	(0.15)	(0.30)	(0.06)
From capital gains	—		—	—	(0.34)	(0.01)	—

Total Distributions	—		(0.63)	(0.25)	(0.49)	(0.31)	(0.06)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		0.71	2.37	(7.02)	0.45	2.05

NET ASSET VALUE, END OF PERIOD	$15.15		$14.63	$13.92	$11.55	$18.57	$18.12

TOTAL RETURN(d)	3.55	%(e)	9.67%	22.79%	(35.66)%	4.18%	13.15%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$25,543		$27,871	$30,775	$26,814	$45,687	$38,013
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	(0.21	)%(f)	3.97%	1.88%	0.34%	0.25%	0.36%
Operating expenses including expense paid directly by the advisor(g)	1.17	%(f)	1.18%	1.18%	1.20%	1.18%	1.20%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.35	)%(f)	3.83%	1.78%	0.34%	0.25%	0.34%
Operating expenses excluding expense paid directly by the advisor(g)	1.31	%(f)	1.32%	1.28%	1.20%	0.18%	1.22%
PORTFOLIO TURNOVER RATE	45	%(e)	70%	32%	31%	7%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	147	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.93		$14.39		$12.60	$16.21	$16.26	$15.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.19		0.58		0.45	0.44	0.53	0.49
Net realized and unrealized gain/(loss) on investments	0.29		0.55		1.80	(3.47)	0.04	0.69

Total from Investment Operations	0.48		1.13		2.25	(3.03)	0.57	1.18

LESS DISTRIBUTIONS:
From investment income	(0.19)		(0.59)		(0.46)	(0.49)	(0.61)	(0.48)
From capital gains	—		(0.00	)(d)	—	(0.09)	(0.01)	(0.01)

Total Distributions	(0.19)		(0.59)		(0.46)	(0.58)	(0.62)	(0.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.29		0.54		1.79	(3.61)	(0.05)	0.69

NET ASSET VALUE, END OF PERIOD	$15.22		$14.93		$14.39	$12.60	$16.21	$16.26

TOTAL RETURN	3.26	%(e)	7.96%		18.08%	(18.97)%	3.51%	7.76%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,117		$4,821		$4,725	$3,445	$4,955	$5,263
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.57	%(f)	3.96%		3.40%	3.00%	3.19%	3.10%
Operating expenses including expense paid directly by the advisor(g)	0.66	%(f)	0.69%		0.75%	0.78%	0.74%	0.69%
Net investment income excluding expense paid directly by the advisor	2.46	%(f)	3.86%		3.32%	3.00%	3.19%	3.01%
Operating expenses excluding expense paid directly by the advisor(g)	0.77	%(f)	0.79%		0.83%	0.78%	0.74%	0.78%
PORTFOLIO TURNOVER RATE	48	%(e)	53%		25%	20%	49%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	148	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.94		$14.41		$12.61	$16.22	$16.27	$15.57
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.23		0.68		0.52	0.52	0.62	0.56
Net realized and unrealized gain/(loss) on investments	0.29		0.51		1.80	(3.47)	0.03	0.71

Total from Investment Operations	0.52		1.19		2.32	(2.95)	0.65	1.27

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.66)		(0.52)	(0.57)	(0.69)	(0.56)
From capital gains	—		(0.00	)(d)	—	(0.09)	(0.01)	(0.01)

Total Distributions	(0.23)		(0.66)		(0.52)	(0.66)	(0.70)	(0.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.29		0.53		1.80	(3.61)	(0.05)	0.70

NET ASSET VALUE, END OF PERIOD	$15.23		$14.94		$14.41	$12.61	$16.22	$16.27

TOTAL RETURN	3.50	%(e)	8.42%		18.83%	(18.61)%	4.03%	8.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$55,284		$49,947		$40,855	$24,869	$24,914	$15,923
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	3.08	%(f)	4.60%		3.90%	3.63%	3.78%	3.52%
Operating expenses including expense paid directly by the advisor(g)	0.16	%(f)	0.19%		0.25%	0.29%	0.24%	0.20%
Net investment income excluding expense paid directly by the advisor	2.97	%(f)	4.50%		3.82%	3.63%	3.78%	3.44%
Operating expenses excluding expense paid directly by the advisor(g)	0.27	%(f)	0.29%		0.33%	0.29%	0.24%	0.28%
PORTFOLIO TURNOVER RATE	48	%(e)	53%		25%	20%	49%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	149	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.92		$14.39		$12.60	$16.20	$16.25	$15.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.19		0.58		0.46	0.48	0.57	0.52
Net realized and unrealized gain/(loss) on investments	0.30		0.56		1.81	(3.48)	0.02	0.68

Total from Investment Operations	0.49		1.14		2.27	(3.00)	0.59	1.20

LESS DISTRIBUTIONS:
From investment income	(0.20)		(0.61)		(0.48)	(0.51)	(0.63)	(0.50)
From capital gains	—		(0.00	)(d)	—	(0.09)	(0.01)	(0.01)

Total Distributions	(0.20)		(0.61)		(0.48)	(0.60)	(0.64)	(0.51)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.29		0.53		1.79	(3.60)	(0.05)	0.69

NET ASSET VALUE, END OF PERIOD	$15.21		$14.92		$14.39	$12.60	$16.20	$16.25

TOTAL RETURN(e)	3.32	%(f)	8.05%		18.35%	(18.86)%	3.61%	7.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,921		$2,745		$3,118	$2,590	$3,233	$1,787
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.55	%(g)	3.96%		3.48%	3.28%	3.42%	3.18%
Operating expenses including expense paid directly by the advisor(h)	0.51	%(g)	0.53%		0.61%	0.63%	0.59%	0.55%
Net investment income excluding expense paid directly by the advisor	2.44	%(g)	3.85%		3.41%	3.28%	3.42%	3.14%
Operating expenses excluding expense paid directly by the advisor(h)	0.62	%(g)	0.64%		0.68%	0.63%	0.59%	0.59%
PORTFOLIO TURNOVER RATE	48	%(f)	53%		25%	20%	49%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	150	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.88		$14.35		$12.57	$16.16	$16.21	$15.52
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.15		0.50		0.37	0.38	0.44	0.40
Net realized and unrealized gain/(loss) on investments	0.30		0.54		1.80	(3.46)	0.05	0.70

Total from Investment Operations	0.45		1.04		2.17	(3.08)	0.49	1.10

LESS DISTRIBUTIONS:
From investment income	(0.16)		(0.51)		(0.39)	(0.42)	(0.53)	(0.40)
From capital gains	—		(0.00	)(d)	—	(0.09)	(0.01)	(0.01)

Total Distributions	(0.16)		(0.51)		(0.39)	(0.51)	(0.54)	(0.41)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.29		0.53		1.78	(3.59)	(0.05)	0.69

NET ASSET VALUE, END OF PERIOD	$15.17		$14.88		$14.35	$12.57	$16.16	$16.21

TOTAL RETURN(e)	3.01	%(f)	7.37%		17.54%	(19.38)%	3.02%	7.22%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,260		$6,744		$6,387	$6,258	$10,464	$10,376
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.03	%(g)	3.44%		2.82%	2.60%	2.70%	2.51%
Operating expenses including expense paid directly by the advisor(h)	1.16	%(g)	1.19%		1.26%	1.28%	1.24%	1.20%
Net investment income excluding expense paid directly by the advisor	1.92	%(g)	3.34%		2.75%	2.60%	2.70%	2.44%
Operating expenses excluding expense paid directly by the advisor(h)	1.27	%(g)	1.29%		1.33%	1.28%	1.24%	1.27%
PORTFOLIO TURNOVER RATE	48	%(f)	53%		25%	20%	49%	19%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Less than $0.005 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	151	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$13.99	$12.76	$14.43	$14.83	$14.93
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.32		0.50	0.60	0.63	0.77	0.65
Net realized and unrealized gain/(loss) on investments	0.12		0.40	1.23	(1.66)	(0.40)	(0.10)

Total from Investment Operations	0.44		0.90	1.83	(1.03)	0.37	0.55

LESS DISTRIBUTIONS:
From investment income	(0.32)		(0.50)	(0.60)	(0.64)	(0.77)	(0.65)

Total Distributions	(0.32)		(0.50)	(0.60)	(0.64)	(0.77)	(0.65)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.12		0.40	1.23	(1.67)	(0.40)	(0.10)

NET ASSET VALUE, END OF PERIOD	$14.51		$14.39	$13.99	$12.76	$14.43	$14.83

TOTAL RETURN	3.06	%(d)	6.48%	14.58%	(7.20)%	2.58%	3.81%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,177		$2,423	$2,040	$2,035	$3,067	$3,037
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.40	%(e)	3.51%	4.45%	4.62%	5.24%	4.37%
Operating expenses including expense paid directly by the advisor(f)	0.92	%(e)	0.91%	0.97%	0.95%	0.79%	0.69%
Net investment income excluding expense paid directly by the advisor	4.28	%(e)	3.39%	4.37%	4.62%	5.24%	4.23%
Operating expenses excluding expense paid directly by the advisor(f)	1.04	%(e)	1.02%	1.05%	0.95%	0.79%	0.83%
PORTFOLIO TURNOVER RATE	13	%(d)	33%	27%	46%	61%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	152	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40		$14.00	$12.77	$14.45	$14.84	$14.94
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.35		0.57	0.66	0.69	0.84	0.73
Net realized and unrealized gain/(loss) on investments	0.13		0.40	1.24	(1.66)	(0.38)	(0.10)

Total from Investment Operations	0.48		0.97	1.90	(0.97)	0.46	0.63

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.57)	(0.67)	(0.71)	(0.85)	(0.73)

Total Distributions	(0.35)		(0.57)	(0.67)	(0.71)	(0.85)	(0.73)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.13		0.40	1.23	(1.68)	(0.39)	(0.10)

NET ASSET VALUE, END OF PERIOD	$14.53		$14.40	$14.00	$12.77	$14.45	$14.84

TOTAL RETURN	3.38	%(d)	7.01%	15.14%	(6.79)%	3.16%	4.32%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$13,243		$14,772	$13,880	$10,464	$11,696	$10,400
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.81	%(e)	3.98%	4.91%	5.09%	5.75%	4.91%
Operating expenses including expense paid directly by the advisor(f)	0.43	%(e)	0.40%	0.46%	0.46%	0.29%	0.20%
Net investment income excluding expense paid directly by the advisor	4.69	%(e)	3.86%	4.83%	5.09%	5.75%	4.76%
Operating expenses excluding expense paid directly by the advisor(f)	0.55	%(e)	0.52%	0.55%	0.46%	0.29%	0.35%
PORTFOLIO TURNOVER RATE	13	%(d)	33%	27%	46%	61%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	153	June 30, 2011

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.39		$13.99	$12.77	$14.44	$14.84	$14.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.32		0.54	0.63	0.69	0.80	0.73
Net realized and unrealized gain/(loss) on investments	0.14		0.39	1.22	(1.68)	(0.39)	(0.12)

Total from Investment Operations	0.46		0.93	1.85	(0.99)	0.41	0.61

LESS DISTRIBUTIONS:
From investment income	(0.33)		(0.53)	(0.63)	(0.68)	(0.81)	(0.69)

Total Distributions	(0.33)		(0.53)	(0.63)	(0.68)	(0.81)	(0.69)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.13		0.40	1.22	(1.67)	(0.40)	(0.08)

NET ASSET VALUE, END OF PERIOD	$14.52		$14.39	$13.99	$12.77	$14.44	$14.84

TOTAL RETURN(d)	3.25	%(e)	6.75%	14.86%	(7.03)%	2.88%	4.13%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$621		$830	$726	$997	$689	$617
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.49	%(f)	3.79%	4.69%	5.03%	5.45%	4.71%
Operating expenses including expense paid directly by the advisor(g)	0.68	%(f)	0.66%	0.71%	0.71%	0.57%	0.45%
Net investment income excluding expense paid directly by the advisor	4.37	%(f)	3.67%	4.62%	5.03%	5.45%	4.62%
Operating expenses excluding expense paid directly by the advisor(g)	0.80	%(f)	0.77%	0.79%	0.71%	0.57%	0.54%
PORTFOLIO TURNOVER RATE	13	%(e)	33%	27%	46%	61%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2011	154	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007	YEAR ENDED DECEMBER 31, 2006
NET ASSET VALUE, BEGINNING OF PERIOD	$14.36		$13.96	$12.74	$14.41	$14.81	$14.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.28		0.43	0.54	0.57	0.69	0.60
Net realized and unrealized gain/(loss) on investments	0.12		0.40	1.21	(1.67)	(0.39)	(0.12)

Total from Investment Operations	0.40		0.83	1.75	(1.10)	0.30	0.48

LESS DISTRIBUTIONS:
From investment income	(0.28)		(0.43)	(0.53)	(0.57)	(0.70)	(0.58)

Total Distributions	(0.28)		(0.43)	(0.53)	(0.57)	(0.70)	(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.12		0.40	1.22	(1.67)	(0.40)	(0.10)

NET ASSET VALUE, END OF PERIOD	$14.48		$14.36	$13.96	$12.74	$14.41	$14.81

TOTAL RETURN(d)	2.82	%(e)	5.97%	13.97%	(7.68)%	2.07%	3.31%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,778		$4,653	$3,839	$2,474	$2,872	$3,033
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	3.87	%(f)	3.02%	3.99%	4.18%	4.74%	3.99%
Operating expenses including expense paid directly by the advisor(g)	1.43	%(f)	1.41%	1.47%	1.46%	1.29%	1.20%
Net investment income excluding expense paid directly by the advisor	3.76	%(f)	2.91%	3.91%	4.18%	4.74%	3.79%
Operating expenses excluding expense paid directly by the advisor(g)	1.54	%(f)	1.52%	1.55%	1.46%	1.29%	1.40%
PORTFOLIO TURNOVER RATE	13	%(e)	33%	27%	46%	61%	14%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as the Accessor Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	155	June 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust has 33 registered funds. This semi-annual report describes 14 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward CorePlus Fund (“CorePlus Fund”) (Prior to January 20, 2011, known as the Forward Large Cap Growth Fund), the Forward Extended MarketPlus Fund (“Extended MarketPlus Fund”) (Prior to May 1, 2011, known as the Forward SMIDPlus Fund), the Forward Frontier Strategy Fund (“Frontier Strategy Fund”) (prior to May 1, 2011, known as the Forward Frontier MarketStrat Fund), the Forward High Yield Bond Fund (“High Yield Bond Fund”), the Forward International Equity Fund (“International Equity Fund”), the Forward Investment Grade Fixed-Income Fund (“Investment Grade Fixed-Income Fund”), the Forward Strategic Alternatives Fund (“Strategic Alternatives Fund”), the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) (collectively, the “Underlying Funds”), and the Forward Aggressive Growth Allocation Fund (“Aggressive Growth Allocation Fund”), the Forward Balanced Allocation Fund (“Balanced Allocation Fund”), the Forward Growth & Income Allocation Fund (“Growth & Income Allocation Fund”), the Forward Growth Allocation Fund (“Growth Allocation Fund”), the Forward Income & Growth Allocation Fund (“Income & Growth Allocation Fund”) and the Forward Income Allocation Fund (“Income Allocation Fund”) (collectively, the “Allocation Funds”).

The CorePlus Fund seeks capital growth. The Extended MarketPlus Fund seeks capital growth. The Frontier Strategy Fund seeks capital growth. The High Yield Bond Fund seeks high current income. The International Equity Fund seeks capital growth. The Investment Grade Fixed-Income Fund seeks generation of current income. The Strategic Alternatives Fund seeks to provide long-term capital appreciation and income. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity. The Aggressive Growth Allocation Fund is a “fund of funds” and seeks high potential capital appreciation. The Balanced Allocation Fund is a “fund of funds” and seeks moderate current income and some potential capital appreciation. The Growth & Income Allocation Fund is a “fund of funds” and seeks moderate potential capital appreciation. The Growth Allocation Fund is a “fund of funds” and seeks high potential capital appreciation. The Income & Growth Allocation Fund is a “fund of funds” and seeks high current income and some potential capital appreciation. The Income Allocation Fund is a “fund of funds” and seeks high current income and some stability of principal.

The CorePlus Fund, the International Equity Fund, the Investment Grade Fixed-Income Fund, and the Strategic Alternatives Fund, offer Investor Class, Institutional Class and Class Z shares. The Extended MarketPlus Fund and the High Yield Bond Fund, offer Investor Class, Institutional Class, Class C and Class Z shares. The Frontier Strategy Fund offers Investor Class, Institutional Class, Class M and Class Z shares. The U.S. Government Money Fund offers Investor Class, Institutional Class, Class A, Class C and Class Z shares. The Allocation Funds offer Investor Class, Institutional Class, Class A and Class C shares. Prior to May 1, 2010, the Class A, Class C and Class Z shares, respectively, were known as A Class, C Class and Z Class shares, respectively.

On June 10, 2010, the Board of Trustees of the Trust, including all of the Independent Trustees, approved on behalf of the CorePlus Fund, International Equity Fund and the Investment Grade Fixed-Income Fund, (i) the automatic conversion of all outstanding Class C shares of each Fund into Investor Class shares of the same Fund; and (ii) the termination of Class C shares as a share class of each Fund. The conversion occurred on August 9, 2010.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

June 30, 2011	156

Notes to Financial Statements (Unaudited)

Class A shares of all Funds, except the U.S. Government Money Fund and the Income Allocation Fund, are subject to an initial sales charge of up to 5.75% imposed at the time of purchase. The U.S. Government Money Fund is not subject to a sales charge. The Income Allocation Fund is subject to an initial sales charge of up to 3.75% imposed at the time of purchase. Class A shares of the Funds for which no initial sales charge was paid are subject to a contingent deferred sales charge (“CDSC”) of 0.50% if the shares are sold within eighteen months of purchase, in accordance with each Fund’s prospectus. Class C shares of all Funds are subject to a 1.00% CDSC for redemptions made within one year of purchase, in accordance with each Fund’s prospectus. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of shares being redeemed.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2011.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations

157	June 30, 2011

Notes to Financial Statements (Unaudited)

obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the- counter market and generally are valued based on quotes received from a independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

June 30, 2011	158

Notes to Financial Statements (Unaudited)

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2011, the Funds held no securities sold short.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes.

159	June 30, 2011

Notes to Financial Statements (Unaudited)

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar Rolls: Certain Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which

June 30, 2011	160

Notes to Financial Statements (Unaudited)

include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government securities. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2011, the U.S. Government

161	June 30, 2011

Notes to Financial Statements (Unaudited)

Money Fund held a repurchase agreement and has disclosed the details in the Portfolio of Investments. There were no other Funds with a repurchase agreement.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Certain Funds from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2011, the International Equity Fund had securities on loan valued at $300,130 and received cash collateral with a value of $309,918. As of June 30, 2011, the other Funds had no securities on loan.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data

June 30, 2011	162

Notes to Financial Statements (Unaudited)

obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

CorePlus Fund
Agency Pass-Through Securities(a)	—	$23,024,882	—	$23,024,882
Asset-Backed Securities(a)	—	16,266,743	—	16,266,743
Collateralized Mortgage Obligations(a)	—	29,073,161	—	29,073,161
Corporate Bonds(a)	—	51,933,445	—	51,933,445
Municipal Bonds(a)	—	8,517,181	—	8,517,181
U.S. Treasury Bonds & Notes	—	17,103,287	—	17,103,287
Options Purchased	—	22,832	—	22,832
Short -Term Bank Debt Instruments	—	8,917,044	—	8,917,044

Total	—	$154,858,575	—	$154,858,575

Extended MarketPlus Fund
Agency Notes(a)	—	$14,940,005	—	$14,940,005
Agency Pass-Through Securities(a)	—	21,394,257	—	21,394,257
Asset-Backed Securities	—	25,242,361	—	25,242,361
Collateralized Mortgage Obligations(a)	—	20,341,079	—	20,341,079
Corporate Bonds(a)	—	41,997,173	—	41,997,173
Municipal Bonds	—	2,087,392	—	2,087,392
U.S. Treasury Bonds & Notes	—	13,054,492	—	13,054,492
Purchased Options	—	35,500	—	35,500
Short-Term Securities	—	9,992,577	—	9,992,577
Short-Term Bank Debt Instruments	—	9,190,878	—	9,190,878

Total	—	$158,275,714	—	$158,275,714

Frontier Strategy Fund
Common Stocks(a)	$14,112,178	—	—	$14,112,178
Exchange-Traded Funds	2,266,043	—	—	2,266,043
Agency Pass-Through Securities(a)	—	$14,574,419	—	14,574,419
Asset-Backed Securities(a)	—	7,445,471	—	7,445,471

163	June 30, 2011

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Frontier Strategy Fund (continued)
Collateralized Mortgage Obligations(a)	—	$9,537,094	—	$9,537,094
Corporate Bonds(a)	—	29,667,613	—	29,667,613
Municipal Bonds(a)	—	3,753,126	—	3,753,126
U.S. Treasury Bonds & Notes	—	4,970,429	—	4,970,429
Short-Term Securities	—	5,998,880	—	5,998,880
Short-Term Bank Debt Instruments	—	5,248,613	—	5,248,613

Total	$16,378,221	$81,195,645	—	$97,573,866

High Yield Bond Fund
Corporate Bonds(a)	—	$151,293,430	—	$151,293,430

Total	—	$151,293,430	—	$151,293,430

International Equity Fund
Common Stocks(a)	$76,862,316	—	—	$76,862,316
Preferred Stocks(a)	610,513	—	—	610,513
Short-Term Bank Debt Instruments	—	$324,949	—	324,949
Investments Purchased with Cash Collateral From Securities Loaned	309,918	—	—	309,918

Total	$77,782,747	$324,949	—	$78,107,696

Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$21,527,599	—	$21,527,599
Asset-Backed Securities(a)	—	1,410,689	—	1,410,689
Collateralized Mortgage Obligations	—	7,865,774	—	7,865,774
Corporate Bonds	—	23,569,025	$60,003	23,629,028
Foreign Government Obligations(a)	—	1,038,145	—	1,038,145
Municipal Bonds(a)	—	4,945,490	—	4,945,490
U.S. Government Agency Securities	—	25,381,607	—	25,381,607
Short-Term Securities	—	1,599,927	—	1,599,927
Short-Term Bank Debt Instruments	—	257,115	—	257,115

Total	—	$87,595,371	$60,003	$87,655,374

Strategic Alternatives Fund
Exchange-Traded Funds	$18,047,790	—	—	$18,047,790
Agency Pass-Through Securities(a)	—	$6,391,091	—	6,391,091
Collateralized Mortgage Obligations(a)	—	5,810,704	—	5,810,704
Corporate Bonds(a)	—	12,059,642	—	12,059,642
Municipal Bonds(a)	—	1,096,288	—	1,096,288
Structured Notes	—	23,696,387	—	23,696,387
Short-Term Securities	—	5,998,666	—	5,998,666
Short-Term Bank Debt Instruments	—	9,113,531	—	9,113,531

Total	$18,047,790	$64,166,309	—	$82,214,099

U.S. Government Money Fund
Financial Company Commercial Paper	—	$64,987,056	—	$64,987,056
U.S. Agency Bonds	—	262,840,471	—	262,840,471
Repurchase Agreements	—	189,000,000	—	189,000,000

Total	—	$516,827,527	—	$516,827,527

June 30, 2011	164

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Aggressive Growth Allocation Fund
Affiliated Investment Companies	$46,358,478	—	—	$46,358,478

Total	$46,358,478	—	—	$46,358,478

Balanced Allocation Fund
Affiliated Investment Companies	$124,365,915	—	—	$124,365,915

Total	$124,365,915	—	—	$124,365,915

Growth & Income Allocation Fund
Affiliated Investment Companies	$103,099,680	—	—	$103,099,680

Total	$103,099,680	—	—	$103,099,680

Growth Allocation Fund
Affiliated Investment Companies	$98,594,935	—	—	$98,594,935

Total	$98,594,935	—	—	$98,594,935

Income & Growth Allocation Fund
Affiliated Investment Companies	$67,969,319	—	—	$67,969,319
Short-Term Bank Debt Instruments	—	$622,447	—	622,447

Total	$67,969,319	$622,447	—	$68,591,766

Income Allocation Fund
Affiliated Investment Companies	$21,608,432	—	—	$21,608,432
Short -Term Bank Debt Instruments	—	$48,681	—	48,681

Total	$21,608,432	$48,681	—	$21,657,113

(a) For detailed descriptions of sector, industry, asset type, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

CorePlus Fund
Assets
Total Return Swap Contracts	—	$6,394,515	—	$6,394,515
Liabilities
Total Return Swap Contracts	—	(18,850)	—	(18,850)

Total	—	$6,375,665	—	$6,375,665

Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$7,969,041	—	$7,969,041
Liabilities
Total Return Swap Contracts	—	(19,493)	—	(19,493)

Total	—	$7,949,548	—	$7,949,548

Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$439,247	—	$439,247
Liabilities
Total Return Swap Contracts	—	(173,275)	—	(173,275)

Total	—	$265,972	—	$265,972

165	June 30, 2011

Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$4,685,625	—	$4,685,625
Futures Contracts	$126,788	—	—	126,788
Liabilities
TBA Purchase Commitments	—	(2,059,062)	—	(2,059,062)
Options Written	(5,100)	—	—	(5,100)

Total	$121,688	$2,626,563	—	$2,748,251

Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$440,016	—	$440,016
Liabilities
Total Return Swap Contracts	—	(80,668)	—	(80,668)

Total	—	$359,348	—	$359,348

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, TBA purchase and sale commitments, swap contracts, currency contracts, futures and forward contracts.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Grade Fixed-Income Fund	Corporate Bonds
Balance as of December 31, 2010	$74,028
Accrued discounts/premiums	30,523
Realized gain/(loss)(b)	—
Change in unrealized depreciation(b)	(44,548)
Net purchase/(sales)	—
Transfers in and/(out) of Level 3	—

Balance as of June 30, 2011	$60,003

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011	$(44,548)

(b) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

During the six months ended June 30, 2011 there were no significant transfers between Level 1 and Level 2 securities.

For the six months ending June 30, 2011, the other Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

June 30, 2011	166

Notes to Financial Statements (Unaudited)

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: The International Equity Fund may invest in forward foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure

167	June 30, 2011

Notes to Financial Statements (Unaudited)

to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. The Strategic Alternatives Fund invested in options consistent with the Fund’s investment strategy. As of June 30, 2011, the Investment Grade Fixed-Income Fund held written options with a market value of $(5,100). As of June 30, 2011 the CorePlus Fund and the Extended MarketPlus Fund held purchased options with a market value of $22,832 and $35,500, respectively. The other Funds held no purchased or written options at June 30, 2011.

Written option activity for the six months ended June 30, 2011 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
Investment Grade Fixed-Income Fund	NUMBER OF CONTRACTS	PREMIUMS	NUMBER OF CONTRACTS	PREMIUMS
Outstanding as of December 31, 2010	—	—	—	—
Options written	(6)	$(2,835)	(6)	$(3,285)
Options expired	—	—	—	—
Exercised or closed	—	—	—	—

Outstanding as of June 30, 2011	(6)	$(2,835)	(6)	$(3,285)

There were no other Funds that held more than one type of Derivative Instrument as of June 30, 2011.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid

June 30, 2011	168

Notes to Financial Statements (Unaudited)

market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2011, Investment Grade Fixed-Income Fund had futures contracts outstanding with an unrealized gain of $126,788. The other Funds held no futures contracts at June 30, 2011.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. The Funds held no warrants at of June 30, 2011.

169	June 30, 2011

Notes to Financial Statements (Unaudited)

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2011(a)

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
CorePlus Fund
Equity Contracts	Investments, at value	$22,832	Options written, at value	—
Equity Contracts	Unrealized gain on swap contracts	6,394,515	Unrealized loss on swap contracts	$18,850

Total		$6,417,347		$18,850

Extended MarketPlus Fund
Equity Contracts	Investments, at value	$35,500	Options written, at value	—
Equity Contracts	Unrealized gain on swap contracts	7,969,041	Unrealized loss on swap contracts	$19,493

Total		$8,004,541		$19,493

Frontier Strategy Fund
Equity Contracts	Unrealized gain on swap contracts	$439,247	Unrealized loss on swap contracts	$173,275

Total		$439,247		$173,275

Investment Grade Fixed-Income Fund
Interest Rate Contracts	Investments, at value	—	Options written, at value	$5,100
Interest Rate Contracts	Variation margin receivable(b)	$126,788	Variation margin payable	—

Total		$126,788		$5,100

Strategic Alternatives Fund
Equity Contracts	Unrealized gain on swap contracts	$440,016	Unrealized loss on swap contracts	$80,668

Total		$440,016		$80,668

(a) For open derivative instruments as of June 30, 2011, see the Portfolio of Investments, which is also indicative of the activity for the six months ended June 30, 2011.

(b) Includes cumulative appreciation/(depreciation) on futures as reported on the Portfolio of Investments.

There were no other Funds that held derivatives instruments during the six months ended June 30, 2011.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2011:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
CorePlus Fund
Equity Contracts	Net realized loss on option contracts	$(40,761)	—
Equity Contracts	Net realized gain/(loss) on swap contracts/Net change in unrealized appreciation/(depreciation) on swap contracts	(1,677,417)	$6,375,665

Total		$(1,718,178)	$6,375,665

Extended MarketPlus Fund
Equity Contracts	Net realized gain on option contracts	$41,557	—
Equity Contracts	Net realized gain/(loss) on swap contracts/Net change in unrealized appreciation on swap contracts	$4,470,398	$8,342,686

Total		$4,511,955	$8,342,686

June 30, 2011	170

Notes to Financial Statements (Unaudited)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGE IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Frontier Strategy Fund
Equity Contracts	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	$1,087,798	$(1,512,200)
Equity Contracts	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	(5,258,172)	(240,066)

Total		$(4,170,374)	$(1,752,266)

International Equity Fund
Equity Contracts	Net realized gain on investments/Net change in
	unrealized appreciation/(depreciation) on investments	$40,172	—

		$40,172	—

Investment Grade Fixed-Income Fund
Interest Rate Contracts	Net change in unrealized appreciation on option contracts	—	$1,020
Interest Rate Contracts	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$2,440	126,313

Total		$2,440	$127,333

Strategic Alternatives Fund
Equity Contracts	Net realized loss on option contracts	$(175,097)	—
Equity Contracts	Net realized gain on swap contracts/Net change in unrealized appreciation on swap contracts	787,971	$113,674

Total		$612,874	$113,674

There were no other Funds that held Derivative Instruments on the Statement of Operations as of June 30, 2011.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in

171	June 30, 2011

Notes to Financial Statements (Unaudited)

which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by Forward Management, in accordance with procedures established by the Board of Trustees to limit any potential leveraging of a Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the

June 30, 2011	172

Notes to Financial Statements (Unaudited)

Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

During the six months ended June 30, 2011, the CorePlus Fund, the Extended MarketPlus Fund, the Frontier Strategy Fund and the Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at June 30, 2011 are disclosed in the Portfolio of Investments.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Frontier Strategy Fund and International Equity Fund; quarterly for the Aggressive Growth Allocation Fund, CorePlus Fund, Extended MarketPlus Fund, Growth Allocation Fund, Growth & Income Allocation Fund and the Strategic Alternatives Fund; monthly for the Balanced Allocation Fund, High Yield Bond Fund, Income Allocation Fund, Income & Growth Allocation Fund and Investment Grade Fixed-Income Fund; and declared daily and paid monthly for the U.S. Government Money Fund. Net realized capital gains, if any, are distributed annually.

The U.S. Government Money Fund paid a special one-time Ordinary Income Distribution on December 9, 2010, which represented prior year undistributed income and was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These

173	June 30, 2011

Notes to Financial Statements (Unaudited)

recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1), shareholder services and/or administrative services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2011 are recorded in the Statement of Operations.

June 30, 2011	174

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2011, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Underlying Funds
CorePlus Fund	0.45%(a)
Extended MarketPlus Fund	0.60%
Frontier Strategy Fund	0.85%
High Yield Bond Fund	0.25%(b)
International Equity Fund	0.55%
Investment Grade Fixed-Income Fund	0.25%(c)
Strategic Alternatives Fund	0.70%
U.S. Government Money Fund	0.08%

Allocation Funds
Aggressive Growth Allocation Fund	0.10%(d)
Balanced Allocation Fund	0.10%(d)
Growth & Income Allocation Fund	0.10%(d)
Growth Allocation Fund	0.10%(d)
Income & Growth Allocation Fund	0.10%(d)
Income Allocation Fund	0.10%(d)

(a) Effective January 20, 2011, Forward Management assumed direct management responsibility of the Fund.

(b) Prior to May 1, 2011, the Forward High Yield Bond Fund paid an annual advisory fee of 0.36% on the fund’s average daily net assets.

(c) Prior to May 1, 2011, the Forward Investment Grade Fixed-Income Fund paid an annual advisory fee of 0.33% on the fund’s average daily net assets.

(d) Forward Management has contractually agreed to waive its investment management fee and reimburse the Allocation Funds’ transfer agent fees until April 30, 2012. The waivers for the investment management fees and the transfer agent fees are reflected in the Statement of Operations.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2011 were paid by the Underlying Funds.

Sub-Advisors: Each Fund (other than the U.S. Government Money Fund, the Frontier Strategy Fund, the Extended MarketPlus Fund, the Strategic Alternatives Fund, the CorePlus Fund and the Allocation Funds) is sub-advised by a sub-advisor (each a “Sub-Advisor” and, collectively, the “Sub-Advisors”), researched and recommended by Forward Management. During the six months ended June 30, 2011, the Funds paid the Sub-Advisors a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. This fee is accrued daily and paid monthly.

175	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	SUB-ADVISORY FEE
High Yield Bond Fund	0.25%

International Equity Fund	0.45% on assets up to and including $500 million
0.425% on assets over $500 million up to and including $1 billion
0.40% on assets over $1 billion

Investment Grade Fixed-Income Fund	0.25%

Prior to January 20, 2011, the CorePlus Fund (previously known as the “Forward Large Cap Growth Fund”) and Forward Management had an Investment Sub-Advisory Agreement with Smith Asset Management Group (“Smith Asset Group” or “Sub-Advisor”). Pursuant to this agreement, the Sub-Advisor provided investment sub-advisory services to Forward Management and was entitled to receive a fee from the Fund calculated daily and payable monthly at the following annual rate of 0.25% on net assets. Effective January 20, 2011, Smith Asset ceased serving as the Fund’s Sub-Advisor and Forward Management assumed direct management responsibility of the Fund. The termination of Smith Asset Group as Sub-Advisor to the Fund resulted in a reduction in the total annual advisory fee rate paid by the Fund from 0.70% to 0.45% of the average daily net assets of the Fund. Prior to January 20, 2011, Smith Asset Group the Sub-Advisor for the CorePlus Fund was paid a base fee (“Base Rate”) of 0.25% plus a performance component (“Performance Adjustment”). The Performance Adjustment rate was increased or decreased proportionately to the difference in performance (the “Performance Difference”) between the Fund and its benchmark index.

Prior to January 20, 2011, with regard to the CorePlus Fund, to the extent that the Performance Difference between the Fund and the S&P 500/Citigroup Growth Index fell within a “null zone” that was equal to plus 100 basis points (1.00%) or minus 100 basis points (-1.00%), the Performance Adjustment rate was zero and there was no Performance Adjustment. The Performance Adjustment rate was not to exceed an absolute value of 15 basis points (0.15%) and the maximum Performance Adjustment rate was to be made when the Performance Difference reached plus or minus 350 basis points (3.50%). Therefore, the minimum possible annual fee payable to the Sub-Advisor was 10 basis points (0.10%) and the maximum possible annual fee was 40 basis points (0.40%) .

FUND	BASE SUB- ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	PERFORMANCE DIFFERENCE
CorePlus Fund	0.25%	+/-0.15%	1.00%

During the six months ended June 30, 2011, the Funds’ Sub-Advisory fees were adjusted in accordance with the policy described above as follows:

FUND	BASE SUB- ADVISORY FEE	PERFORMANCE FEE ADJUSTMENT RATE	SUB-ADVISORY FEE
CorePlus Fund	$7,730	$(1,004)	$6,726

Expense Limitations: Forward Management has agreed to limit the total expenses of certain classes of certain Funds, exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses through the dates indicated to the annual rates stated below. Pursuant to these agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within

June 30, 2011	176

Notes to Financial Statements (Unaudited)

three years after the expenses were incurred. The Funds have entered into an agreement to reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management pursuant to the terms described above, as shown in the table below:

FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	CLASS Z	END DATE
International Equity Fund(a)	1.82%	1.42%	1.32%	April 30, 2012

(a) Prior to May 1, 2011, Forward Management had no contractual obligation to waive any portion of its fees in amounts necessary to limit the Fund’s Institutional Class, Investor Class and Class Z shares’ operating expenses.

For the six months ended June 30, 2011, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
International Equity Fund
Investor Class	$29	$0	$29
Institutional Class	101	0	101
Class Z	331	0	331

As of June 30, 2011, the balances of recoupable expenses for the Fund were as follows:

FUND	2011	TOTAL
International Equity Fund
Investor Class	$29	$29
Institutional Class	101	101
Class Z	331	331

Effective April 4, 2011, in an attempt to enhance the yield of the U.S. Government Money Fund, Forward Management, the Fund’s investment advisor, has agreed to waive its management fee to the extent necessary in order to maintain the Fund’s (or class thereof, as applicable) current yield at or above 0.01% (1 basis point). Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice. There is no guarantee that the Fund will be able to maintain a current yield at or above 0.01% . For the six months ended June 30, 2011, the management fee waivers were $37,913.

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares of the Frontier Strategy Fund and the Allocation Funds (except the Income Allocation Fund), up to 0.25% of the Fund’s average daily net assets attributable to Class A shares of the U.S. Government Money Fund and the Income Allocation Fund, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) with respect to the Investor Class shares of each Fund (with the exception of the Frontier Strategy Fund and the Strategic Alternatives Fund). Pursuant to the Shareholders Services Plans, the Trust will pay independent service organizations who provide administrative and support services. The amounts payable to service organizations under the Shareholder Services Plans for these expenses on an annual basis is up to 0.25% of the average daily net assets of each Fund attributable to Investor Class shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under the Funds’ Distribution and Shareholder Services Plans.

177	June 30, 2011

Notes to Financial Statements (Unaudited)

The Frontier Strategy Fund and the Strategic Alternatives Fund have adopted Shareholder Services Plans that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor Class shares. The other Funds have adopted Shareholder Services Plans that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Institutional Class shares and up to 0.25% of the Fund’s average daily net assets attributable to Class C shares.

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect to the U.S. Government Money Fund to assist the U.S. Government Money Fund’s efforts to maintain a $1.00 NAV per share. Any reduction and/or elimination of the U.S. Government Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time. Effective April 1, 2009, the Board of Trustees temporarily eliminated Rule 12b-1 fees for the Class A and Class C shares of the U.S. Government Money Fund, and the Shareholder Services fees for the Investor Class shares of the Fund.

U.S. Government Money Fund Administrative Plan: The U.S. Government Money Fund has adopted an Administrative Plan with respect to its Institutional Class, Investor Class, Class A and Class C shares. Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The amount payable to Forward Management is up to 0.15% of the average daily net assets of the Institutional Class shares, Investor Class shares, Class A shares and Class C shares of the Fund, respectively; provided, however, that the Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares, Class A shares or Class C shares that will be allocated under the Fund’s Distribution and Shareholder Services Plans or any non-distribution related amounts for the Investor Class shares that will be allocated under the Fund’s Administrative Plan. Effective May 1, 2011, Forward Management contractually waived the Administrative Plan fees totaling 0.15% of the average daily net assets of the Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund.

Prior to May 1, 2011, the Administrative Plan amount payable to Forward Management was up to 0.25% of the average daily net assets of the Institutional Class shares, Investor Class shares, Class A shares and Class C shares of the Fund, respectively; provided, however, that the Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares, Class A shares or Class C shares that will be allocated under the Fund’s Distribution and Shareholder Services Plans or any non-distribution related amounts for the Investor Class shares that will be allocated under the Fund’s Administrative Plan. During the period January 1, 2011 to April 30, 2011, Forward Management voluntarily waived the Administrative Plan fees totaling 0.25% of the average daily net assets of the Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund.

The expenses of the Funds’ Distribution Plans, Shareholder Services Plan and Administrative Plan are reflected as distribution and shareholder service fees and administrative fees in the Statement of Operations.

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or

June 30, 2011	178

Notes to Financial Statements (Unaudited)

employees of Forward Management or its affiliates, except as noted below. As of June 30, 2011, there were five Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trust, on behalf of the Funds pays each Independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each per regular meeting for attendance in person, $5,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, and $2,250 each for attendance at a special telephonic meeting and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2011, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Underlying Funds
CorePlus Fund
Investor	National Financial Services, LLC	78.82%
	Equity Trust Co.	5.60%

Institutional	The Washington Trust Co.	33.04%
	National Financial Services, LLC	10.58%
	Charles Schwab & Co., Inc.	10.53%
	MSCS Financial Services Trust	6.70%
	Bridgewater Savings Bank	5.82%

Class Z	Brown Brothers Harriman & Co.	100.00%

Extended MarketPlus Fund
Investor	National Financial Services, LLC	44.14%
	ETrade Clearing, LLC	18.46%
	MSCS Financial Services Trust	10.50%
	Charles Schwab & Co., Inc.	6.66%

179	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Extended MarketPlus Fund (continued)
Institutional	Maril & Co.	61.38%
	JP Morgan Retirement Plan Services	19.35%
	Charles Schwab & Co., Inc.	6.63%

Class C	First Clearing, LLC	47.18%
	Merrill Lynch Pierce Fenner & Smith	21.04%
	Primevest Financial Services	15.02%
	Pershing, LLC	8.65%
	LPL Financial Services	6.29%

Class Z	Brown Brothers Harriman & Co.	100.00%

Frontier Strategy Fund
Investor	Sutton Place Associates, LLC	55.88%
	National Financial Services, LLC	35.37%

Institutional	Charles Schwab & Co., Inc.	50.61%
	Maril & Co.	22.74%
	TD Ameritrade, Inc.	8.70%
	JP Morgan Retirement Plan Services	7.50%

Class M	Colorado State Bank & Trust	100.00%

Class Z	Brown Brothers Harriman & Co.	100.00%

High Yield Bond Fund
Investor	National Financial Services, LLC	29.36%
	ETrade Clearing, LLC	15.44%
	Charles Schwab & Co., Inc.	15.39%
	Pershing, LLC	7.58%
	Colorado State Bank & Trust	6.72%
	TD Ameritrade, Inc.	5.78%
	First Clearing, LLC	5.37%

Institutional	Charles Schwab & Co., Inc.	38.85%
	MSCS Financial Services Trust	17.79%
	Mitra & Co.	13.41%
	National Financial Services, LLC	9.36%

Class C	First Clearing, LLC	45.33%
	Pershing, LLC	15.31%
	LPL Financial Services	14.09%
	JFSC Securities Corp.	9.52%
	Merrill Lynch Pierce Fenner & Smith	5.78%

Class Z	Brown Brothers Harriman & Co.	100.00%

International Equity Fund
Investor	National Financial Services, LLC	51.83%
	Frontier Trust Company	13.94%
	MSCS Financial Services Trust	6.53%
	Primevest Financial Services	5.47%
	Charles Schwab & Co., Inc.	5.27%

June 30, 2011	180

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
International Equity Fund (continued)
Institutional	Reliance Trust Co.	30.76%
	The Washington Trust Co.	19.50%
	Trust Company of America	11.13%
	National Financial Services, LLC	9.82%

Class Z	Brown Brothers Harriman & Co.	100.00%

Investment Grade Fixed-Income Fund
Investor	National Financial Services, LLC	65.86%
	Pershing, LLC	16.36%

Institutional	The Washington Trust Co.	55.48%
	Fintegra Financial Solutions	7.03%
	Charles Schwab & Co., Inc.	6.61%
	Bridgewater Savings Bank	6.07%

Class Z	Brown Brothers Harriman & Co.	100.00%

Strategic Alternatives Fund
Investor	Charles Schwab & Co., Inc.	54.24%
	National Financial Services, LLC	42.87%

Institutional	Maril & Co.	66.56%
	JP Morgan Retirement Plan Services	18.83%
	Home Federal Bank	5.28%

Class Z	Brown Brothers Harriman & Co.	100.00%

U.S. Government Money Fund
Investor	MSCS Financial Services Trust	52.42%
	Trust Company of Stern Agee & Leech	27.40%
	First Interstate Bank	5.37%

Institutional	Zions First National Bank Corp.	42.74%
	Trust Company of Stern Agee & Leech	27.01%
	TD Ameritrade, Inc.	12.47%
	The Washington Trust Co.	5.27%

Class A	Pershing, LLC	14.22%
	Securities America	9.15%
	American Investors Company	5.58%
	Sunset Financial Services	5.26%

Class C	LPL Financial Services	29.53%
	Pershing, LLC	19.23%
	Captial Securities Management	15.71%

Class Z	Zions First National Bank Corp.	80.64%
	The Washington Trust Co.	15.00%

Allocation Funds
Aggressive Growth Allocation Fund
Investor	MSCS Financial Services Trust	50.15%
	National Financial Services, LLC	16.78%
	Bankedco & Co.	7.06%

181	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Aggressive Growth Allocation Fund (continued)
Institutional	National Financial Services, LLC	50.61%
	HillsTrust	9.94%

Class A	Pershing, LLC	47.08%
	Reliance Trust Co.	6.28%

Class C	Pershing, LLC	36.39%
	LPL Financial Services	8.56%
	National Financial Services, LLC	7.88%
	The First Co.	5.48%
	Peoples Bank Asset Management & Trust Services	5.03%

Balanced Allocation Fund
Investor	MSCS Financial Services Trust	31.24%
	Charles Schwab & Co., Inc.	20.43%
	Trust Company of Stern Agee & Leech	14.08%
	Bankedco & Co.	12.33%

Institutional	National Financial Services, LLC	37.44%
	MSCS Financial Services Trust	19.87%
	Orrstown Bank	14.82%
	Reliance Trust Co.	5.62%

Class A	Reliance Trust Co.	61.11%
	Pershing, LLC	16.08%
	Primevest Financial Services	6.63%

Class C	Peoples Bank Asset Management & Trust Services	22.22%
	Pershing, LLC	13.27%
	Primevest Financial Services	6.51%

Growth & Income Allocation Fund
Investor	National Financial Services, LLC	16.43%
	Bankedco & Co.	15.64%
	MSCS Financial Services Trust	8.80%
	Charles Schwab & Co., Inc.	5.79%

Institutional	National Financial Services, LLC	26.24%
	Orrstown Bank	10.77%
	The Washington Trust Co.	10.59%
	MSCS Financial Services Trust	7.41%
	Reliance Trust Co.	6.18%
	First Security Bank	5.01%

Class A	Pershing, LLC	38.26%
	Primevest Financial Services	19.20%
	Reliance Trust Co.	7.34%

Class C	National Financial Services, LLC	17.66%
	Pershing, LLC	16.84%
	Primevest Financial Services	7.10%

June 30, 2011	182

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Growth Allocation Fund
Investor	MSCS Financial Services Trust	30.09%
	National Financial Services, LLC	14.28%
	Baylake Bank Trust Department	12.67%
	Trust Company of Stern Agee & Leech	7.74%
	Bankedco & Co.	6.73%
	Charles Schwab & Co., Inc.	5.76%

Institutional	National Financial Services, LLC	38.06%
	The Washington Trust Co.	12.26%
	MSCS Financial Services Trust	6.76%
	Orrstown Bank	5.98%

Class A	Pershing, LLC	43.29%
	National Financial Services, LLC	6.02%
	Primevest Financial Services	5.87%

Class C	Pershing, LLC	26.11%
	National Financial Services, LLC	11.73%
	Primevest Financial Services	6.00%

Income & Growth Allocation Fund
Investor	MSCS Financial Services Trust	25.85%
	Trust Company of Stern Agee & Leech	22.82%
	National Financial Services, LLC	18.46%
	Charles Schwab & Co., Inc.	12.93%

Institutional	Reliance Trust Co.	59.49%
	Orrstown Bank	17.32%
	MSCS Financial Services Trust	8.84%
	National Financial Services, LLC	5.43%

Class A	Reliance Trust Co.	32.77%
	Pershing, LLC	23.45%
	Primevest Financial Services	9.81%

Class C	Pershing, LLC	19.59%
	The First Co.	12.91%
	Peoples Bank Asset Management & Trust Services	11.65%
	Frandsen Bank & Trust	10.15%

Income Allocation Fund
Investor	MSCS Financial Services Trust	29.91%
	National Financial Services, LLC	28.00%
	Trust Company of Stern Agee & Leech	19.42%

Institutional	Orrstown Bank	20.99%
	MSCS Financial Services Trust	15.89%
	National Financial Services, LLC	14.98%
	Creve & Co.	10.27%
	First Security Bank	9.71%

183	June 30, 2011

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Income Allocation Fund (continued)
Class A	Reliance Trust Co.	56.84%
	Pershing, LLC	14.83%
	MSCS Financial Services Trust	12.18%
	Primevest Financial Services	7.25%

Class C	Peoples Bank Asset Management & Trust Services	36.38%
	Pershing, LLC	32.47%
	Primevest Financial Services	8.42%

Sutton Place Associates, LLC is an entity under common control with Forward Management.

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2011, excluding U.S. Government Obligations and short-term investments, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Underlying Funds
CorePlus Fund	$160,452,306	$138,241,002
Extended MarketPlus Fund	22,999,438	28,374,090
Frontier Strategy Fund	82,200,896	97,686,801
High Yield Bond Fund	346,121,420	298,374,771
International Equity Fund	24,870,029	30,458,348
Investment Grade Fixed-Income Fund	39,472,526	38,376,441
Strategic Alternatives Fund	33,951,865	47,726,910

Allocation Funds
Aggressive Growth Allocation Fund	25,456,013	32,551,374
Balanced Allocation Fund	49,189,676	48,819,958
Growth & Income Allocation Fund	45,069,937	51,753,592
Growth Allocation Fund	45,786,082	52,521,401
Income & Growth Allocation Fund	35,324,473	31,478,987
Income Allocation Fund	2,850,000	4,180,091

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2011 were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
CorePlus Fund	$18,625,575	$1,500,000
Extended MarketPlus Fund	4,033,125	8,000,000
Investment Grade Fixed-Income Fund	19,994,868	38,800,566

June 30, 2011	184

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2011, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Underlying Funds
CorePlus Fund	$154,831,484	$766,124	$(739,033)	$27,091
Extended MarketPlus Fund	157,802,796	990,290	(517,372)	472,918
Frontier Strategy Fund	96,100,461	2,712,350	(1,238,945)	1,473,405
High Yield Bond Fund	149,281,397	3,205,477	(1,193,444)	2,012,033
International Equity Fund	62,885,388	17,325,738	(2,103,430)	15,222,308
Investment Grade Fixed-Income Fund	94,321,766	3,124,154	(9,790,546)	(6,666,392)
Strategic Alternatives Fund	77,504,457	4,904,585	(194,943)	4,709,642
U.S. Government Money Fund	516,827,527	0	0	0

Allocation Funds
Aggressive Growth Allocation Fund	$46,491,530	$2,610,486	$(2,743,538)	$(133,052)
Balanced Allocation Fund	122,108,832	9,039,783	(6,782,700)	2,257,083
Growth & Income Allocation Fund	103,199,580	6,103,166	(6,203,066)	(99,900)
Growth Allocation Fund	99,138,514	5,585,401	(6,128,980)	(543,579)
Income & Growth Allocation Fund	67,142,131	2,907,375	(1,457,740)	1,449,635
Income Allocation Fund	21,987,002	379,321	(709,210)	(329,889)

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2010, the Funds elected to defer capital losses and currency losses occurring between November 1, 2010 and December 31, 2010 as follows:

FUND	CAPITAL LOSS	F/X LOSS
Underlying Funds
Frontier Strategy Fund	—	$3
International Equity Fund	—	13,758
Investment Grade Fixed-Income Fund	$8,064	—

Capital Loss Carryforwards: As of December 31, 2010 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2011	EXPIRING IN 2012	EXPIRING IN 2013	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018
Underlying Funds
CorePlus Fund	$237,210	—	—	—	—	$35,156,685	$31,203,526	$606,453
Extended MarketPlus Fund	—	—	—	—	—	—	20,565,830	—
High Yield Bond Fund	—	—	—	—	—	1,992,838	834,501	—
International Equity Fund	—	—	—	—	—	13,692,557	68,399,407	—
Investment Grade Fixed-Income Fund(a)	718,330	$397,737	$886,525	$739,784	$405,644	1,874,984	—	7,848,689
Strategic Alternatives Fund	—	—	—	—	—	880,655	710,899	12,365,760
U.S. Government Money Fund	—	—	—	—	—	—	14,853	—

Allocation Funds
Income Allocation Fund	—	—	—	$52,769	$90,492	$207,103	$32,036	—
(a) Subject to limitations under §382 of the Code.

185	June 30, 2011

Notes to Financial Statements (Unaudited)

During the year ended December 31, 2010, the CorePlus Fund, Extended MarketPlus Fund, High Yield Bond Fund, International Equity Fund, Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth & Income Allocation Fund, Growth Allocation Fund and Income Allocation Fund utilized capital loss carryovers of $7,935,447, $27,974,320, $10,082,692, $9,564,281, $186,081, $66,635, $2,091,066, $644,397 and $16,394, respectively.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Funds. Under the Act, future capital losses generated by a Fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending December 31, 2011. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending December 31, 2011.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2011.

The tax character of distributions paid for year ended December 31, 2010 were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	RETURN OF CAPITAL
Underlying Funds
CorePlus Fund	$571,296	—	—
Extended MarketPlus Fund	25,762,809	—	—
Frontier Strategy Fund	12,106,778	$1,103,366	—
High Yield Bond Fund	8,653,288	—	—
International Equity Fund	1,774,927	—	—
Investment Grade Fixed-Income Fund	4,394,283	—	—
Strategic Alternatives Fund	1,820,156	—	$204,367
U.S. Government Money Fund	486,821	—	—

Allocation Funds
Aggressive Growth Allocation Fund	$2,318,721	—	—
Balanced Allocation Fund	5,753,673	—	—
Growth & Income Allocation Fund	5,068,623	—	—
Growth Allocation Fund	4,875,642	—	—
Income & Growth Allocation Fund	2,612,133	—	—
Income Allocation Fund	855,577	—	—

10. Affiliated Companies:

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

June 30, 2011	186

Notes to Financial Statements (Unaudited)

The purchase and sales costs, dividends income, shares and value of investment of each Allocation Fund in affiliated companies for the six months ending June 30, 2011 were as follows:

Aggressive Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	96,202	680,129	(a)	(43,172)		733,159	$19,582,675	$68,523	$(432,170)
Forward Extended MarketPlus Fund	311,908	281,640		(295,174)		298,374	8,372,378	68,471	76,953
Forward Frontier Strategy Fund	417,670	23,904		(154,500)		287,074	3,358,765	—	(178,902)
Forward International Equity Fund	1,183,509	—		(498,687)		684,822	11,607,739	—	(1,151,036)
Forward Large Cap Value Fund	150,374	57,274		(207,648	)(a)	—	—	—	(2)
Forward Strategic Alternatives Fund	228,796	—		(131,944)		96,852	1,113,796	937	(133,899)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	535,107	—		(535,107)		—	—	—	(725,934)
Forward Select EM Dividend Fund	—	102,585		(4,189)		98,396	2,323,125	18,688	(2,095)

Total							$46,358,478	$156,619	$(2,547,085)

Balanced Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	375,263		(28,770)		346,493	$9,486,975	$23,660	$79,813
Forward CorePlus Fund	288,427	1,104,178	(b)	—		1,392,605	37,196,467	137,767	—
Forward Extended MarketPlus Fund	357,602	4,341		(140,681)		221,262	6,208,621	38,372	(251,351)
Forward Frontier Strategy Fund	1,466,413	—		(945,134)		521,279	6,098,961	—	(1,049,545)
Forward High Yield Bond Fund	798,735	1,012,261		(9,824)		1,801,172	18,335,936	634,721	(13,677)
Forward International Equity Fund	737,620	66,262		(17,133)		786,749	13,335,400	—	(145,117)
Forward Investment Grade Fixed-Income Fund	2,656,279	109,389		(752,710)		2,012,958	21,961,367	522,406	(237,381)
Forward Large Cap Value Fund	421,453	200,458		(621,911	)(b)	—	—	—	(10)
Forward Mortgage Securities Fund	859,044	7,402		(866,446)				35,128	736,069
Forward Strategic Alternatives Fund	539,059	8,718		(12,777)		535,000	6,152,503	5,176	(10,349)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	269,587		—		269,587	3,167,650	30,860	—
Forward Emerging Markets Fund	576,615	2,381		(578,996)		—	—	—	(907,084)
Forward Select EM Dividend Fund	—	102,585				102,585	2,422,035	19,484	—

Total							$124,365,915	$1,447,574	$(1,798,632)

Growth & Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	333,348		(46,302)		287,046	$7,859,329	$19,974	$141,636
Forward CorePlus Fund	313,889	1,052,542	(c)	(232,963)		1,133,468	30,274,923	117,090	(1,711,539)
Forward Extended MarketPlus Fund	374,498	971		(41,982)		333,487	9,357,651	56,872	(83,327)
Forward Frontier Strategy Fund	1,634,873	—		(983,714)		651,159	7,618,563	—	(910,986)
Forward High Yield Bond Fund	518,677	954,340		(82,678)		1,390,339	14,153,650	431,377	(107,385)
Forward International Equity Fund	651,259	175,210		(58,260)		768,209	13,021,143	—	(519,559)
Forward Investment Grade Fixed-Income Fund	1,747,062	—		(737,343)		1,009,719	11,016,031	307,738	(520,665)
Forward Large Cap Value Fund	456,338	171,821		(628,159	)(c)	—	—	—	—
Forward Mortgage Securities Fund	563,634	—		(563,634)		—	—	—	524,725
Forward Strategic Alternatives Fund	473,927	—		(34,329)		439,598	5,055,381	4,252	(30,828)

187	June 30, 2011

Notes to Financial Statements (Unaudited)

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Growth & Income Allocation Fund (continued)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	176,917	—	176,917	$2,078,770	$20,252	—
Forward Emerging Markets Fund	606,087	—	(606,087)	—	—	—	$(810,540)
Forward Select EM Dividend Fund	—	112,844	—	112,844	2,664,239	21,433	—

Total					$103,099,680	$978,988	$(4,028,468)

Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	273,838		—		273,838	$7,497,688	$18,704	—
Forward CorePlus Fund	301,124	1,262,107	(d)	(91,154)		1,472,077	39,319,184	145,434	$(890,445)
Forward Extended MarketPlus Fund	479,016	1,259		(56,177)		424,098	11,900,181	72,965	(104,533)
Forward Frontier Strategy Fund	1,648,084	—		(1,024,365)		623,719	7,297,515	—	(881,383)
Forward High Yield Bond Fund	169,500	—		(19,305)		150,195	1,528,985	58,500	(23,410)
Forward International Equity Fund	611,123	453,447		(72,407)		992,163	16,817,150	—	(664,988)
Forward Investment Grade Fixed-Income Fund	554,037	13,928		(218,020)		349,945	3,817,900	120,997	(373,471)
Forward Large Cap Value Fund	431,174	443,872		(875,046	)(d)	—	—	—	—
Forward Mortgage Securities Fund	179,024	—		(179,024)		—	—	22,927	147,750
Forward Strategic Alternatives Fund	454,760			(33,807)		420,953	4,840,958	4,073	(23,836)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	168,492		—		168,492	1,979,781	19,287	—
Forward Emerging Markets Fund	1,352,032	—		(1,352,032)		—	—	—	(2,628,858)
Forward Select EM Dividend Fund	—	159,622		(7,331)		152,291	3,595,593	28,925	(3,665)

Total							$98,594,935	$491,812	$(5,446,839)

Income & Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES		GROSS SALES		ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	—	192,079		(130,218)		61,861	$1,693,742	$4,273	$144,542
Forward CorePlus Fund	156,207	436,537	(e)	(128,383)		464,361	12,403,086	48,942	(241,731)
Forward Extended MarketPlus Fund	99,555	2,050		—		101,605	2,851,043	16,978	—
Forward Frontier Strategy Fund	508,778	66,118		(427,899)		146,997	1,719,860	—	(619,916)
Forward High Yield Bond Fund	623,804	1,028,424		—		1,652,228	16,819,681	510,380	—
Forward International Equity Fund	355,195	2,955		(105,804)		252,346	4,277,257	—	51,844
Forward Investment Grade Fixed-Income Fund	2,043,994	483,305		(721,920)		1,805,379	19,696,682	383,992	(79,550)
Forward Large Cap Value Fund	226,133	—		(226,133	)(e)	—	—	—	(10)
Forward Mortgage Securities Fund	668,589	—		(668,589)		—	—	61,926	463,511
Forward Strategic Alternatives Fund	286,697	145,424		—		432,121	4,969,389	4,181	—
Forward U.S. Government Money Fund	265	—		—		265	265	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	202,190		—		202,190	2,375,737	23,145	—
Forward Emerging Markets Fund	—	54,253		(54,253)		—	—	—	50,079
Forward Select EM Dividend Fund	—	49,241		—		49,241	1,162,577	9,352	—

Total							$67,969,319	$1,063,169	$(231,231)

June 30, 2011	188

Notes to Financial Statements (Unaudited)

Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/11	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	675,320	14,479	(58,883)	630,916	$6,422,728	$221,125	$(30,006)
Forward Investment Grade Fixed-Income Fund	1,248,545	145,852	(102,296)	1,292,101	14,096,824	313,578	(148,113)
Forward Mortgage Securities Fund	186,058	—	(186,058)	—	—	19,795	230,125
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	—	92,671	—	92,671	1,088,880	10,608	—

Total					$21,608,432	$565,106	$52,006

(a) Includes transactions from the reorganization of the Forward Large Cap Value Fund, 207,648 shares exchanged (gross sales) for 141,701 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(b) Includes transactions from the reorganization of the Forward Large Cap Value Fund, 621,911 shares exchanged (gross sales) for 424,397 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(c) Includes transactions from the reorganization of the Forward Large Cap Value Fund, 628,159 shares exchanged (gross sales) for 428,661 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(d) Includes transactions from the reorganization of the Forward Large Cap Value Fund, 875,046 shares exchanged (gross sales) for 597,138 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

(e) Includes transactions from the reorganization of the Forward Large Cap Value Fund, 226,133 shares exchanged (gross sales) for 154,314 shares (gross purchases) into the Forward CorePlus Fund (formerly known as the Forward Large Cap Growth Fund).

11. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. Transactions

Reorganization of Forward Large Cap Value Fund into the Forward Large Cap Growth Fund (now known as the “Forward CorePlus Fund”): On September 22, 2010, the Board of Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provided for the reorganization of the Forward Large Cap Value Fund (the “Acquired Fund”) with and into the Forward Large Cap Growth Fund (the “Acquiring Fund”) (renamed the “Forward CorePlus Fund,” effective January 20, 2011) (the “Reorganization”). The Reorganization did not require shareholder approval.

As of the close of business on January 19, 2011, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Acquiring Fund issued 370,939, 123,067 and 1,746,212 shares of Institutional Class, Investor Class and Class Z, respectively, in exchange for net assets of the Acquired Fund valued at $9,543,926, $3,087,687 and $44,922,975, respectively. The investment portfolio of the Acquired Fund, with a fair value of $57,374,627 and identified cost of $53,245,969 at January 19, 2011, was the principal asset acquired by the Fund. On January 20, 2011, the combined value of the Acquired Fund (which included realized gains of $0 and unrealized appreciation of $4,128,658) and the Acquiring Fund was $121,559,497. The exchange of shares qualified as a tax-free reorganization for Federal income tax purposes. The unused capital loss carryforwards totaled $37,192,581 for potential utilization and are subject to tax limitations. The Fund’s pro forma results would not

189	June 30, 2011

Notes to Financial Statements (Unaudited)

have been materially different from the financial statements that are presented for the six months ended June 30, 2011; therefore, the pro forma disclosure has been omitted.

13. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

ALPS Holdings, Inc.: On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). If the transaction contemplated by the Transaction Agreement (the “Transaction”) is completed, ALPS will become a wholly owned subsidiary of DST, a publicly traded company. Completion of the Transaction is subject to a number of conditions, including without limitation obtaining regulatory approval and the consent to the Transaction by a certain percentage of ALPS’ clients representing a specified percentage of the annualized revenue of ALPS and its subsidiaries. ALPS and DST currently expect to complete the Transaction in the fourth quarter of 2011.

June 30, 2011	190

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardfunds.com

Forward Banking and Finance Fund

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Infrastructure Fund

Forward Growth Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Equity Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Equity Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Allocation Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD003368 083112

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

2

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 7, 2011

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 7, 2011

4